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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-4852


                           The Victory Portfolios
             (Exact name of registrant as specified in charter)


                     3435 Stelzer Rd. Columbus, OH 43219
             (Address of principal executive offices) (Zip code)


                BISYS Fund Services, Inc. Columbus, OH 43219
                   (Name and address of agent for service)


             Registrant's telephone number, including area code:
                                614-470-8000


                      Date of fiscal year end: 10/31/03


                     Date of reporting period: 10/31/03


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


October 31, 2003

Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
LOGO (R)

The Victory Portfolios

                              Table of Contents

Shareholder Letter                                              2

Financial Statements
Schedules of Investments                                        3
Statements of Assets and Liabilities                            7
Statements of Operations                                        8
Statements of Changes in Net Assets                             9
Financial Highlights                                           10

Notes to Financial Statements                                  14

Report of Independent Auditors                                 17


Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by BISYS Fund Services, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.


Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to our Shareholders

Looking back over the past twelve months it now appears that the lengthy bear market has come to an end. Investors who have stayed the course have finally been rewarded with improving returns. Our Victory equity funds all showed strong, double digit returns for the year ended 10/31/03. Our fixed income funds also showed positive though lower returns, and have benefitted from a stable interest rate environment.

Investors who opted for safety or quality over the last few years are now returning to equities. Equity mutual funds began to report net inflows during the early summer months, and the trend has continued thus far.

Money market funds were the center of attention in the press in early 2003. Short term interest rates reached levels so low that there was significant press coverage about risk of funds "breaking the dollar." Mutual fund companies stepped up where necessary, waiving or cutting fees in order to maintain the $1 NAV for their shareholders.

More recently, the industry has been shaken by a growing number of investigations and enforcement actions related to market timing, trading after deadlines and a range of sales practices by financial intermediaries. There have also been a number of instances of senior level people trading for their own gains. At this time it is unclear what the final impact will be to those companies and individuals that are being implicated. Thus far we have seen several sizeable financial settlements, criminal charges to a number of individuals, and in one case the mandated shutting down of a business.

What is clear is that regulators and Congress have responded quickly with a range of recommended changes. As we prepare to publish our annual report, it appears that late trading will be prevented by a "hard" cut-off time for all industry participants. There is a strong focus on implementation of redemption fees for those investors who redeem after short periods to discourage market timing. It is also clear that the independent directors who oversee the mutual funds will have increased review and approval responsibilities when the dust settles. Additional compliance reporting and focus on expenses will likely be required of advisors. Sales practices at broker/dealers will also be changed and finally shareholders will benefit from additional disclosure of relevant information.

We are pleased to be able to report to our shareholders that as of this time Victory Funds have not been subject to any regulatory enforcement action or implicated in any of the investigations currently underway. We have stayed focused on our investment results while maintaining a solid commitment to compliance and oversight. We have a strong board of trustees overseeing our shareholders' interests and we work closely with them throughout the year.

We appreciate your ongoing confidence in the Victory Funds and remain committed to working hard to maintain the relationship. Please feel free to contact our Shareholder Services Division at 1-800-539-3863 or visit our web site at www.VictoryConnect.com if you would like any additional information.

/s/ Kathleen A. Dennis
Kathleen A. Dennis
President
Victory Funds

THE VICTORY PORTFOLIOS                  Schedules of Investments
Institutional Money Market Fund                 October 31, 2003
(Amounts in Thousands)

                                          Principal
Security Description                       Amount        Value

Bankers Acceptance (1.0%)

Rabobank,
   1.05%, 11/26/03                         $ 5,000  $    4,996
Rabobank,
   1.05%, 12/15/03                          10,000       9,988

Total Bankers Acceptance (Amortized Cost $14,984)       14,984


Certificates of Deposit (5.3%)

Canadian Imperial Bank of Commerce,
   1.08%, 12/16/03                          20,000      20,000
Comerica Bank,
   1.11%*, 3/10/04                          25,000      25,000
Credit Suisse First Boston,
   1.05%, 11/4/03                           20,000      20,000
Credit Suisse First Boston NY,
   1.21%, 8/6/04                            12,000      12,010

Total Certificates of Deposit (Amortized Cost $77,010)  77,010


Commercial Paper (38.2%)

Amstel Funding Corp.,
   1.06%, 12/11/03 (a)                      38,375      38,330
Amstel Funding Corp.,
   1.07%, 12/18/03 (a)                      20,000      19,972
Asset Securitization Capital Corp.,
   1.08%, 4/5/04 (a)                        60,000      59,999
Cofco Capital Corp.,
   1.08%, 11/4/03                           25,000      24,998
Delaware Funding Corp.,
   1.05%, 11/24/03 (a)                      35,000      34,977
E.I. Du Pont de Nemours,
   1.04%, 12/9/03 (a)                       25,000      24,973
Edison Asset Securitization,
   1.05%, 11/3/03 (a)                       65,000      64,996
Fleet Funding Corp.,
   1.07%, 11/5/03 (a)                       50,000      49,994
Fleet Funding Corp.,
   1.04%, 11/10/03 (a)                      20,000      19,995
Koch Industries, Inc.,
   1.03%, 11/3/03                           25,250      25,249
Morgan Stanley,
   1.12%*, 12/15/03                         30,000      30,000
Royal Bank of Canada,
   1.05%, 12/5/03                           20,000      19,980
Royal Bank of Canada,
   1.05%, 12/12/03                          50,000      49,940
Schlumberger Co.,
   1.08%, 12/1/03 (a)                       13,000      12,988
Sheffield Receivables Corp.,
   1.05%, 11/10/03                          25,000      24,993
UBS Finance LLC,
   1.04%, 11/3/03                           50,000      49,997

Total Commercial Paper (Amortized Cost $551,381)       551,381


                                          Principal
Security Description                       Amount        Value

Corporate Bonds (26.7%)

American Honda Finance,
   1.35%*, 12/8/03, MTN (a)                $25,000  $   25,006
American Honda Finance,
   1.35%*, 1/16/04, MTN (a)                 10,000      10,005
Associates Corp. NA,
   5.80%, 4/20/04                            8,000       8,170
Chase Manhattan Corp.,
   5.75%, 4/15/04                           10,675      10,894
CIT Group, Inc.,
   2.64%*, 3/1/04, MTN                      20,000      20,038
CIT Group, Inc.,
   5.63%, 5/17/04                           23,000      23,439
CIT Group, Inc.,
   2.44%*, 9/20/04, MTN                     15,000      15,155
DAPSCO, Inc.,
   1.14%*, 2/1/15                            4,750       4,750
Ellison Surface Technologies, Inc.,
   1.17%*, 8/1/23,
   LOC US Bank                               3,785       3,785
Ellison Surface Technologies, Inc.,
   1.17%*, 8/1/23,
   LOC US Bank                               4,100       4,100
Fairfield Christian Church,
   1.25%*, 4/1/22,
   LOC Huntington National Bank              4,990       4,990
Fresh Unlimited, Inc.,
   1.14%*, 7/1/20                            3,385       3,385
Gardner Publications, Inc.,
   Series 2000, 1.14%*, 10/1/10,
   LOC Fifth Third Bank                      5,825       5,825
Huntington National Bank,
   1.14%*, 11/5/04                          17,400      17,386
Jackson Tube Service, Inc.,
   Series 2000, 1.14%*, 7/1/10,
   LOC Fifth Third Bank                      4,600       4,600
Liberty Light US Capital,
   1.10%*, 11/25/03, MTN (a)                25,000      25,000
Liberty Light US Capital,
   1.50%, 1/8/04, MTN (a)                   10,000      10,006
Liberty Light US Capital,
   1.13%*, 8/27/04, MTN (a)                 25,000      24,997
Luken-Woodlawn LLC,
   1.14%*, 2/1/18                            3,180       3,180
Mega Star Arbor LLC,
   1.25%*, 2/1/22                            8,615       8,615
Merrill Lynch & Co., Inc.,
   1.37%*, 1/15/04, MTN                     25,000      25,013
Morgan Stanley,
   1.30%*, 3/19/04, MTN                     20,000      20,014
Scott Street Land Co.,
   Series 2000,
   1.14%*, 1/3/22                            6,860       6,860
SeaRiver Maritime, Inc.,
   1.13%*, 10/1/11                          23,900      23,900
Sigma Finance, Inc.,
   1.22%*, 12/15/03 (a)                     15,000      15,002

                  See notes to schedules of investments and
                       notes to financial statements.

THE VICTORY PORTFOLIOS            Schedules of Investments--continued
Institutional Money Market Fund                      October 31, 2003
(Amounts in Thousands)

                                           Principal
Security Description                        Amount       Value

Sigma Finance, Inc.,
   1.08%*, 10/14/04 (a)                    $50,000  $   49,988
Texas Disposal Systems,
   Series 2000, 1.15%*, 5/1/12,
   LOC Bank of America                       4,300       4,300
White Brothers Properties/
   Auto Mall Drive LLC,
   1.25%*, 11/1/18                           3,600       3,600
YMCA of Greater Cleveland,
   Series 2000, 1.14%*, 4/1/25               3,430       3,430

Total Corporate Bonds (Amortized Cost $385,433)        385,433


Repurchase Agreements (13.0%)

ABN Amro,
   1.05%, 11/3/03
   (Proceeds at maturity $50,004,
   collateralized by $51,000
   various U.S. Government
   Securities, 4.00%-4.25%,
   7/15/07-2/6/09,
   market value $50,465)                    50,000      50,000
Bear Stearns & Co.,
   1.07%, 11/3/03
   (Proceeds at maturity $50,004,
   collateralized by $51,003
   various U.S. Government
   Securities, 4.50%-6.00%,
   1/1/17-9/1/33,
   market value $50,790)                    50,000      50,000
UBS Warburg,
   1.06%, 11/3/03
   (Proceeds at maturity $87,008,
   collateralized by $88,744
   U.S. Government Security,
   0.00%, 1/28/04,
   market value $88,744)                    87,000      87,000

Total Repurchase Agreements (Cost $187,000)            187,000


Tax Exempt Municipal Bonds (4.3%)

District of Columbia (1.8%):
District of Columbia,
   Medlantic, Series C, Revenue,
   1.12%*, 8/15/38, FSA,
   SPA Bank of America N.A.                 25,850      25,850

Missouri (0.9%):
St. Charles County,
   Industrial Development Authority,
   Cedar Ridge Project,
   1.10%*, 5/15/31, FNMA                    13,425      13,425

Pennsylvania (0.9%):
Chester County,
   Industrial Development Authority,
   Archdiocese of Philadelphia,
   1.15%*, 7/1/31,
   LOC Wachovia Bank N.A.*                  12,650      12,650


                                          Principal
Security Description                       Amount        Value

Tennessee (0.7%):
Clarksville Public Building Authority,
   Tennessee Municipal Bond Fund,
   1.15%*, 1/1/33,
   LOC Bank of America N.A.                $10,300  $   10,300

Total Tax Exempt Municipal Bonds
(Amortized Cost $62,225)                                62,225

Taxable Municipal Bonds (2.0%)

Colorado (0.3%):
County of Arapahoe,
   IDR, 1.25%*, 8/1/17,
   LOC Huntington National Bank              4,080       4,080

Iowa (0.2%):
Woodbury County,
   Healthcare Revenue,
   1.20%*, 12/1/14,
   LOC Wells Fargo Bank                      3,400       3,400

Mississippi (0.8%):
Mississippi Business Finance Corp.,
   IDR, Anderson Tully Project,
   1.15%*, 6/1/20,
   LOC Bank of America N.A.                 10,900      10,900

Washington (0.7%):
State Housing Finance Commission,
   Multifamily Revenue,
   1.20%*, 1/1/12,
   LOC US Bank                              11,120      11,120

Total Taxable Municipal Bonds
(Amortized Cost $29,500)                                29,500


Time Deposit (4.1%)

Wells Fargo Grand Cayman,
   1.06%, 11/3/03                           60,000      60,000

Total Time Deposit (Amortized Cost $60,000)             60,000


U.S. Government Agencies (5.4%)

Federal National Mortgage Assoc. (5.4%):
1.45%, 9/1/04,
   Callable 11/6/03 @100                    15,000      15,000
1.02%, 11/3/03                              31,500      31,498
1.08%, 1/21/04                              25,000      24,940
1.55%, 11/17/04,
   Callable 1/27/04 @100                     7,000       7,000

Total U.S. Government Agencies
(Amortized Cost $78,438)                                78,438

Total Investments
(Amortized Cost $1,445,971) -- 100.0%                1,445,971

Other assets in excess of liabilities -- 0.0%              490

NET ASSETS -- 100.0%                                $1,446,461

                  See notes to schedules of investments and
                       notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments
Federal Money Market Fund                        October 31, 2003
(Amounts in Thousands)

                                         Principal
Security Description                      Amount       Value

U.S. Treasury Obligations (3.8%)

U.S. Treasury Bonds (0.9%):
11.88%, 11/15/03                          $ 15,000  $   15,060

U.S. Treasury Notes (2.9%):
5.88%, 11/15/04                             45,000      47,107

Total U.S. Treasury Obligations
(Amortized Cost $62,167)                                62,167


U.S. Government Agencies (30.8%)

Federal Farm Credit Bank (1.5%):
1.25%, 5/13/04,
   Continuously Callable @100               25,000      25,000

Federal Home Loan Bank (10.8%):
1.00%, 11/3/03                              55,000      54,997
1.50%, 11/6/03                              16,750      16,750
1.10%, 2/9/04                               15,000      14,954
1.10%, 3/26/04                              15,000      14,933
3.75%, 4/15/04                              10,000      10,110
3.38%, 5/14/04                              10,000      10,112
4.88%, 5/14/04                              11,875      12,106
1.30%, 6/28/04,
   Callable 12/4/03 @100                    10,000      10,000
1.25%, 7/2/04,
   Callable 12/11/03 @100                   15,000      15,000
4.63%, 8/13/04                              15,315      15,715

                                                       174,677

Federal Home Loan
   Mortgage Corp. (8.9%):
1.07%, 12/11/03                             25,000      24,970
1.07%, 2/11/04                              25,000      24,924
1.10%, 3/25/04                              15,000      14,934
1.12%, 4/2/04                               34,000      33,838
1.40%, 8/11/04                              10,000      10,000
1.25%, 9/9/04                               10,000       9,891
3.25%, 11/15/04                             25,000      25,469

                                                       144,026

Federal National Mortgage
   Association (5.6%):
4.75%, 11/14/03                             10,000      10,013
3.13%, 11/15/03                             10,000      10,007
1.05%, 12/3/03                              24,750      24,727
1.05%, 12/10/03                             25,000      24,972
5.13%, 2/13/04                              20,000      20,210

                                                        89,929


                                          Principal
Security Description                       Amount        Value

Student Loan Marketing Assoc. (4.0%):
1.05%*, 1/15/04                           $ 15,000  $   15,000
4.75%, 4/23/04                              10,000      10,161
1.15%, 7/1/04,
   Callable 12/15/03 @100                   40,000      40,000

                                                        65,161
Total U.S. Government Agencies
(Amortized Cost $498,793)                              498,793


Repurchase Agreements (65.2%)

ABN Amro Bank, NV,
   1.05%, 11/3/03
   (Proceeds at maturity $75,007,
   collateralized by $76,501 various
   U.S. Government Securities,
   4.25%-5.80%, 7/15/07-9/2/08,
   market value $75,748)                    75,000      75,000
Bear Stearns & Co.,
   1.07%, 11/3/03
   (Proceeds at maturity $380,034,
   collateralized by $387,602 various
   U.S. Government Securities,
   4.50%-8.00%, 1/1/08-11/1/33,
   market value $386,000)                  380,000     380,000
Deutsche Bank Securities, Inc.,
   1.06%, 11/3/03
   (Proceeds at maturity $75,007,
   collateralized by $76,500
   U.S. Government Security,
   6.63%, 11/15/30,
   market value $74,470)                    75,000      75,000
Greenwich Partners, LLC,
   1.05%, 11/3/03
   (Proceeds at maturity $380,033
   collateralized by $387,604
   U.S. Government Security,
   1.63%, 10/31/05,
   market value $387,604)                  380,000     380,000
Morgan Stanley & Co.,
   1.03%, 11/3/03
   (Proceeds at maturity $75,006,
   collateralized by $82,399 various
   U.S. Government Securities,
   0.00%-7.25%, 1/28/04-11/15/30,
   market value $82,200)                    75,000      75,000

                 See notes to schedules of investments and
                       notes to financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Federal Money Market Fund                        October 31, 2003
(Amounts in Thousands)

                                         Principal
Security Description                      Amount       Value

UBS Warburg, LLC,
   1.06%, 11/3/03
   (Proceeds at maturity $70,994
   collateralized by $72,411 various
   U.S. Government Securities,
   0.00%, 11/3/03-12/31/03,
   market value $72,411)                   $70,988  $   70,988

Total Repurchase Agreements (Cost $1,055,988)        1,055,988

Total Investments
(Amortized Cost $1,616,948) -- 99.8%                 1,616,948

Other assets in excess of liabilities -- 0.2%            3,039

NET ASSETS -- 100.0%                                $1,619,987

Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

* Variable rate security. Rate presented represents rate in effect at October 31, 2003. Maturity date reflects actual maturity date.

FSA -- Insured by Financial Security Assurance

FNMA -- Insured by Federal National Mortgage Association

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MTN -- Medium Term Note

SPA -- Standby Purchase Agreement

                  See notes to schedules of investments and
                       notes to financial statements.

                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                       October 31, 2003
(Amounts in Thousands, Except Per Share Amounts)

                                                                                     Institutional                     Federal
                                                                                     Money Market                   Money Market
                                                                                         Fund                           Fund

ASSETS:
Investments, at value                                                                 $1,258,971                      $  560,960
Repurchase agreements, value                                                             187,000                       1,055,988

     Total                                                                             1,445,971                       1,616,948

Cash                                                                                         152                              55
Interest receivable                                                                        1,450                           4,270
Prepaid expenses and other assets                                                            219                              23

         Total Assets                                                                  1,447,792                       1,621,296

LIABILITIES:
Dividends payable                                                                            946                             890
Accrued expenses and other payables:
     Investment advisory fees                                                                243                             289
     Administration fees                                                                      12                              10
     Custodian fees                                                                           31                              35
     Accounting fees                                                                           1                               1
     Transfer agent fees                                                                      21                              20
     Shareholder service fees -- Select Shares                                                15                              19
     Other                                                                                    62                              45

         Total Liabilities                                                                 1,331                           1,309

NET ASSETS:
Capital                                                                                1,446,464                       1,619,959
Accumulated undistributed net investment income                                                1                              28
Accumulated net realized gains (losses)
   from investment transactions                                                               (4)                             --

         Net Assets                                                                   $1,446,461                      $1,619,987

Net Assets
     Investor Shares                                                                  $1,239,415                      $1,052,414
     Select Shares                                                                       207,046                         567,573

         Total                                                                        $1,446,461                      $1,619,987

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   1,239,560                       1,052,391
     Select Shares                                                                       207,039                         567,566

         Total                                                                         1,446,599                       1,619,957

Net asset value
     Offering and redemption price per share -- Investor Shares                       $     1.00                      $     1.00

     Offering and redemption price per share -- Select Shares                         $     1.00                      $     1.00


                      See notes to financial statements.

                                                      Statements of Operations
THE VICTORY PORTFOLIOS                     For the Year Ended October 31, 2003
(Amounts in Thousands)

                                                                                         Institutional                 Federal
                                                                                         Money Market                Money Market
                                                                                             Fund                       Fund

Investment Income:
Interest income                                                                           $21,030                      $19,818

     Total Income                                                                          21,030                       19,818

Expenses:
Investment advisory fees                                                                    3,143                        3,793
Administration fees                                                                         1,912                        1,847
Shareholder service fees -- Select Shares                                                     503                        1,316
Accounting fees                                                                               117                          115
Custodian fees                                                                                327                          322
Legal and audit fees                                                                          137                          151
Trustees' fees and expenses                                                                    69                           84
Transfer agent fees                                                                            15                           71
Registration and filing fees                                                                   37                           50
Printing fees                                                                                   4                            1
Other                                                                                          49                           58

     Total Expenses                                                                         6,313                        7,808

Expenses voluntarily reduced by adviser and administrator                                    (805)                      (1,392)

     Net Expenses                                                                           5,508                        6,416

Net Investment Income                                                                      15,522                       13,402

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                                       (4)                          63

Change in net assets resulting from operations                                            $15,518                      $13,465


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                   Statements of Changes in Net Assets
(Amounts in Thousands)

                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                          Year                Year                  Year                 Year
                                                          Ended               Ended                 Ended                Ended
                                                       October 31,         October 31,           October 31,          October 31,
                                                          2003                2002                  2003                 2002

From Investment Activities:
Operations:
     Net investment income                             $    15,522         $    31,843           $    13,402          $    25,756
     Net realized gains/(losses)
       from investment transactions                             (4)                 54                    63                  (35)

Change in net assets resulting
   from operations                                          15,518              31,897                13,465               25,721

Distributions to Shareholders:
     From net investment income:
         Investor Shares                                   (13,921)            (26,645)               (9,629)             (17,496)
         Select Shares                                      (1,646)             (5,315)               (3,773)              (8,385)

Change in net assets from
   distributions to shareholders                           (15,567)            (31,960)              (13,402)             (25,881)

Change in net assets from
  capital transactions                                    (321,392)         (1,210,594)               66,180               68,949

Change in net assets                                      (321,441)         (1,210,657)               66,243               68,789

Net Assets:
     Beginning of period                                 1,767,902           2,978,559             1,553,744            1,484,955

     End of period                                     $ 1,446,461         $ 1,767,902           $ 1,619,987          $ 1,553,744

Share Transactions:<F1>
     Investor Shares:
         Proceeds from shares issued                     4,706,975           4,312,796             3,850,551            6,472,062
         Dividends reinvested                                4,165               8,299                 7,852               15,203
         Cost of shares redeemed                        (5,003,513)         (4,411,152)           (3,854,096)          (6,369,179)

              Total Investor Shares                       (292,373)            (90,057)                4,307              118,086

     Select Shares:
         Proceeds from shares issued                     1,109,359             929,462             2,151,289            2,161,291
         Dividends reinvested                                1,793               7,930                 4,109                8,835
         Cost of shares redeemed                        (1,140,171)         (2,057,929)           (2,093,525)          (2,219,263)

              Total Select Shares                          (29,019)         (1,120,537)               61,873              (49,137)

Change from share transactions                            (321,392)         (1,210,594)               66,180               68,949

Accumulated undistributed
  net investment income                                $         1         $        46           $        28          $        --


<F1> Share transactions are at net asset value of $1.00 per share.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                               Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                    Institutional Money Market Fund

                                                                            Investor Shares

                                             Year              Year             Year              Year              Year
                                            Ended              Ended           Ended             Ended              Ended
                                          October 31,       October 31,      October 31,       October 31,       October 31,
                                             2003              2002             2001              2000              1999

Net Asset Value, Beginning of Period          $    1.000        $    1.000       $    1.000        $    1.000        $    1.000

Investment Activities
     Net investment income                         0.010             0.017            0.047             0.060             0.049

Distributions
     Net investment income                        (0.010)           (0.017)          (0.047)           (0.060)           (0.049)

Net Asset Value, End of Period                $    1.000        $    1.000       $    1.000        $    1.000        $    1.000

Total Return                                        1.02%             1.75%            4.78%             6.16%             5.03%

Ratios/Supplementary Data:
Net Assets at end of period (000)             $1,239,415        $1,531,831       $1,621,951        $1,313,929        $1,313,571
Ratio of expenses to
   average net assets                               0.32%             0.32%            0.33%             0.30%             0.27%
Ratio of net investment income
   to average net assets                            1.02%             1.73%            4.56%             5.96%             4.91%
Ratio of expenses to
   average net assets<F1>                           0.37%             0.37%            0.36%             0.37%             0.41%
Ratio of net investment income
   to average net assets<F1>                        0.97%             1.68%            4.53%             5.89%             4.77%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                          Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                          Institutional Money Market Fund

                                                                                   Select Shares

                                               Year             Year             Year              Year              Year
                                              Ended             Ended           Ended             Ended              Ended
                                            October 31,      October 31,      October 31,       October 31,       October 31,
                                               2003             2002             2001              2000              1999

Net Asset Value, Beginning of Period         $  1.000          $  1.000       $    1.000        $    1.000        $    1.000

Investment Activities:
     Net investment income                      0.008             0.015            0.044             0.057             0.046

Distributions
     Net investment income                     (0.008)           (0.015)          (0.044)           (0.057)           (0.046)

Net Asset Value, End of Period               $  1.000          $  1.000       $    1.000        $    1.000        $    1.000

Total Return                                     0.77%             1.51%            4.50%             5.88%             4.72%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $207,046          $236,071       $1,356,608        $2,864,926        $1,116,011
Ratio of expenses to
   average net assets                            0.56%             0.55%            0.58%             0.56%             0.57%
Ratio of net investment income
   to average net assets                         0.77%             1.63%            4.69%             5.80%             4.63%
Ratio of expenses to
   average net assets<F1>                        0.61%             0.60%            0.63%             0.63%             0.71%
Ratio of net investment income
   to average net assets<F1>                     0.72%             1.58%            4.64%             5.73%             4.49%



<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                               Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                            Federal Money Market Fund

                                                                                 Investor Shares

                                                  Year              Year              Year              Year              Year
                                                 Ended              Ended            Ended             Ended              Ended
                                               October 31,       October 31,       October 31,       October 31,       October 31,
                                                  2003              2002              2001              2000              1999

Net Asset Value, Beginning of Period           $    1.000        $    1.000         $  1.000          $  1.000          $  1.000

Investment Activities:
     Net investment income                          0.010             0.017            0.045             0.058             0.047

Distributions
     Net investment income                         (0.010)           (0.017)          (0.045)           (0.058)           (0.047)

Net Asset Value, End of Period                 $    1.000        $    1.000         $  1.000          $  1.000          $  1.000

Total Return                                         0.98%             1.72%            4.62%             5.95%             4.82%

Ratios/Supplementary Data:
Net Assets at end of period (000)              $1,052,414        $1,048,065         $930,075          $865,366          $834,054
Ratio of expenses to
   average net assets                                0.34%             0.33%            0.32%             0.30%             0.28%
Ratio of net investment income
   to average net assets                             0.97%             1.70%            4.42%             5.79%             4.72%
Ratio of expenses to
   average net assets<F1>                            0.43%             0.42%            0.42%             0.43%             0.45%
Ratio of net investment income
   to average net assets<F1>                         0.88%             1.61%            4.32%             5.66%             4.55%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                      Federal Money Market Fund

                                                                            Select Shares

                                               Year             Year              Year              Year              Year
                                              Ended             Ended            Ended             Ended              Ended
                                            October 31,      October 31,       October 31,       October 31,       October 31,
                                               2003             2002              2001              2000              1999

Net Asset Value, Beginning of Period         $  1.000          $  1.000         $  1.000          $  1.000          $  1.000

Investment Activities:
     Net investment income                      0.007             0.015            0.043             0.055             0.045

Distributions
     Net investment income                     (0.007)           (0.015)          (0.043)           (0.055)           (0.045)

Net Asset Value, End of Period               $  1.000          $  1.000         $  1.000          $  1.000          $  1.000

Total Return                                     0.72%             1.48%            4.37%             5.69%             4.56%

Ratios/Supplementary Data:
Net Assets at end of period (000)            $567,573          $505,679         $554,880          $426,835          $283,625
Ratio of expenses to
   average net assets                            0.59%             0.57%            0.56%             0.55%             0.53%
Ratio of net investment income
   to average net assets                         0.72%             1.47%            4.21%             5.61%             4.47%
Ratio of expenses to
   average net assets<F1>                        0.68%             0.67%            0.67%             0.68%             0.71%
Ratio of net investment income
   to average net assets<F1>                     0.63%             1.37%            4.10%             5.48%             4.29%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                       October 31, 2003

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 22 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash or liquid securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2003, there were no outstanding "when-issued" purchase commitments.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions, such as banks and broker-dealers, that Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

                                  Continued

THE VICTORY PORTFOLIOS                                       October 31, 2003

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing plan, as well as transfer agency, printing and state registration fees, are borne by the specific class of shares to which they apply.


3.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:
     0.20% for the Institutional Money Market and 0.25% for the Federal Money Market. KeyBank National Association, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly owned subsidiary of BISYS, serves as Distributor for the shares of the Trust.

     The Distributor or financial institutions (directly or through the Distributor) may receive from the Funds, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Select Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                                  Continued

THE VICTORY PORTFOLIOS                                       October 31, 2003

4.   Federal Income Tax Information:

     The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):

                                                               Distributions
                                                                 Paid From
                                                                 Ordinary
                                                                  Income

     Institutional Money Market Fund                              $16,884
     Federal Money Market Fund                                     14,424

     As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

                                                                                                     Accumulated       Total
                                                        Undistributed                                  Capital      Accumulated
                                                          Ordinary      Accumulated  Distributions    and Other      Earnings/
                                                           Income        Earnings       Payable        Losses        (Deficit)

     Institutional Money Market Fund                        $947           $947         $(946)          $(4)          $ (3)
     Federal Money Market Fund                               918            918          (890)           --             28


     As of October 31, 2003, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):

                                                             Expiration Year

                                                                  2011

     Institutional Money Market Fund                               $5

                        REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Institutional Money Market Fund and Federal Money Market Fund (two of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 15, 2003

              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:

                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 56      Trustee            Retired (since 2001); Managing Director         22          Great Lakes Chemical
c/o The Victory Portfolios                      (2000-2001), Internet Capital Group                         Corporation
3435 Stelzer Road                               (venture capital); Executive Vice President,
Columbus, OH 43219                              (1993-2000), GE Capital (financial services).
8/02-Present


Frankie D. Hughes, 50        Trustee            Principal and Chief Investment Officer          22          None
c/o The Victory Portfolios                      (since 1993), Hughes Capital Management,
3435 Stelzer Road                               Inc. (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 53               Trustee            Executive Vice President and Chief              22          Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief Financial
3/02-Present                                    Officer, John D. & Catherine T. MacArthur
                                                Foundation (grant making) (June 1998-
                                                December 2002); Vice President and
                                                Treasurer (1990-1998), Dartmouth College.

Eugene J. McDonald, 71       Trustee            Principal and Chief Investment Officer,         22          Flag Funds Complex;
c/o The Victory Portfolios                      Quellos Private Capital Markets LLC                         (26 portfolios);
3435 Stelzer Road                               (private investment firm); Executive                        National Commerce
Columbus, OH 43219                              Vice President, Office of Investment                        Financial Corp.;
12/97-Present                                   Counsel, Duke University; President and                     Red Hat, Inc.; Incara
                                                CEO (1990-2000), Duke Management                            Pharmaceuticals
                                                Company.                                                    Corporation

Dr. Thomas F Morrissey, 70   Trustee            Professor, Weatherhead School of                22          None
c/o The Victory Portfolios                      Management, Case Western Reserve
3435 Stelzer Road                               University.
Columbus, OH 43219
11/94-Present

Karen F. Shepherd, 63        Trustee            Member (since 1996), Shepherd                   22          None
c/o The Victory Portfolios                      Properties, LC and Vincent Shepherd
3435 Stelzer Road                               Investments, LC (real estate investments);
Columbus, OH 43219                              U.S. Executive Director (1996-2002),
8/02-Present                                    European Bank for Reconstruction &
                                                Development; Director, Majority Council
                                                (since 2002), Emily's List (political action
                                                committee).

Frank A. Weil, 72            Trustee            Chairman (since 1984), Abacus &                 22          None
c/o The Victory Portfolios                      Associates, Inc. (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present




                                  Continued


                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Leigh A. Wilson, 58          Trustee            Founder, Chairman and Chief Executive           22          Orbitex Life
c/o The Victory Portfolios                      Officer (since 1989), New Century Care,                     Sciences &
3435 Stelzer Road                               Inc. (formerly known as Glenleigh                           Biotechnology
Columbus, OH 43219                              International Limited) (merchant bank);                     Fund Inc.
11/94-Present                                   Chief Executive Officer (since 2001), The
                                                Kenning Institute (developer of health
                                                programs); Director (since 1981), Chimney
                                                Rock Vineyard and Chimney Rock Winery.

Interested Trustees<F1>

Roger Noall, 68              Chairman           Retired (since 2000), Executive                 22          Alleghany
c/o The Victory Portfolios   and Trustee        (1997-2000), Senior Executive Vice                          Corporation;
3435 Stelzer Road                               President and Chief Administrative                          Elite Information
Columbus, OH 43219                              Officer (1994-1996), Secretary (1995-                       Group, Inc.;
12/97-Present                                   1996), KeyCorp.                                             Inktomi Corporation


Donald E. Weston, 68         Trustee            Retired (since March 2000); Chairman            22          None
c/o The Victory Portfolios                      (1998-2000), Gradison McDonald
3435 Stelzer Road                               Investments, a division of McDonald
Columbus, OH 43219                              Investments, Inc.; Chairman (1991-1998),
3/00-Present                                    Gradison Division of McDonald & Company
                                                Securities, Inc. and Director, McDonald &
                                                Company Investments, Inc.


<F1> Mr. Noall and Mr. Weston are "interested persons" of the Trust by reason of their prior relationships with KeyCorp or its affiliates.



              OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

     The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:

Name, Age and Address               Position(s)
Time Served with the Trust          Held with the Trust             Principal Occupation During Past 5 Years

Jay G. Baris, 49                    Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP; Assistant
c/o The Victory Portfolios                                          Secretary of The Victory Variable Insurance Funds; Director,
3435 Stelzer Road                                                   First Investors Life Insurance Company.
Columbus, OH 43219
12/97-Present

Kathleen A. Dennis, 49              President                       Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Lisa Hurley, 48                     Vice President                  Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                          of BISYS Fund Services; General Counsel of Moore Capital
3435 Stelzer Road                                                   Management, Inc. from May 1996 to May 1998; Senior Vice
Columbus, OH 43219                                                  President & General Counsel of Northstar Investment
2/00-Present                                                        Management Corporation form October 1993 to May 1996.

Cynthia Lee Lindsey, 45             Secretary                       Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                          from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                   Lending, Sales Development, Director of Client Services and
Columbus, OH 43219                                                  Director of Financial Administration and Business Planning.
12/02-Present

Irimga McKay, 43                    Assistant Secretary             Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                          of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219

Alaina Metz, 36                     Assistant Secretary             Since June 1995, Chief Administrative Office of BISYS Fund
c/o The Victory Portfolios                                          Services; Supervisor of Alliance Capital Management for
3435 Stelzer Road                                                   more than five years prior to joining BISYS.
Columbus, OH 43219
12/96-Present

Adam S. Ness, 31                    Treasurer                       Since May 2003, Vice President, Financial Services,
c/o The Victory Portfolios                                          BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219
5/03-Present

William J. Tomko, 45                Assistant Treasurer             Group President, BISYS Investment Services; employee
c/o The Victory Portfolios                                          of BISYS Fund Services since 1986.
3435 Stelzer Road
Columbus, OH 43219
8/94-Present

Sue A. Walters, 53                  Assistant Vice President &      Director, Compliance Services (since September 1999) and
c/o The Victory Portfolios          Anti-Money Laundering           Senior Compliance Analyst (from July 1994 to September
3435 Stelzer Road                   Compliance Officer              1999), BISYS Fund Services.
Columbus, OH 43219
2/03-Present


The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                                         PRSRT STD
                                                       U.S. POSTAGE
                                                           PAID
                                                       Cleveland, OH
                                                      Permit No. 1535

VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Up to the minute share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
LOGO (R)

Visit our web site at:
VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

                                                              1AR-IMMVF 12/03

October 31, 2003


Annual Report

Gradison Government Reserves Fund
Prime Obligations Fund
Financial Reserves Fund
Tax-Free Money Market Fund
Ohio Municipal Money Market Fund

Victory Funds
LOGO (R)

                     Table of Contents

Shareholder Letter                                     2

Financial Statements

Schedules of Investments                               3

Statements of Assets and Liabilities                  23

Statements of Operations                              25

Statements of Changes in Net Assets                   27

Financial Highlights                                  29

Notes to Financial Statements                         35

Report of Independent Auditors                        38


The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by BISYS Fund Services, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp Bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

Letter to our Shareholders

Looking back over the past twelve months it now appears that the lengthy bear market has come to an end. Investors who have stayed the course have finally been rewarded with improving returns. Our Victory equity funds all showed strong, double digit returns for the year ended October 31, 2003. Our fixed income funds also showed positive though lower returns, and have benefitted from a stable interest rate environment.

Investors who opted for safety or quality over the last few years are now returning to equities. Equity mutual funds began to report net inflows during the early summer months, and the trend has continued thus far.

Money market funds were the center of attention in the press in early 2003. Short term interest rates reached levels so low that there was significant press coverage about risk of funds "breaking the dollar." Mutual fund companies stepped up where necessary, waiving or cutting fees in order to maintain the $1 NAV for their shareholders.

More recently, the industry has been shaken by a growing number of investigations and enforcement actions related to market timing, trading after deadlines and a range of sales practices by financial intermediaries. There have also been a number of instances of senior level people trading for their own gains. At this time it is unclear what the final impact will be to those companies and individuals that are being implicated. Thus far we have seen several sizeable financial settlements, criminal charges to a number of individuals, and in one case the mandated shutting down of a business.

What is clear is that regulators and Congress have responded quickly with a range of recommended changes. As we prepare to publish our annual report, it appears that late trading will be prevented by a "hard" cut-off time for all industry participants. There is a strong focus on implementation of redemption fees for those investors who redeem after short periods to discourage market timing. It is also clear that the independent directors who oversee the mutual funds will have increased review and approval responsibilities when the dust settles. Additional compliance reporting and focus on expenses will likely be required of advisors. Sales practices at broker/dealers will also be changed and finally shareholders will benefit from additional disclosure of relevant information.

We are pleased to be able to report to our shareholders that as of this time Victory Funds have not been subject to any regulatory enforcement action or implicated in any of the investigations currently underway. We have stayed focused on our investment results while maintaining a solid commitment to compliance and oversight. We have a strong board of trustees overseeing our shareholders' interests and we work closely with them throughout the year.

We appreciate your ongoing confidence in the Victory Funds and remain committed to working hard to maintain the relationship. Please feel free to contact our Shareholder Services Division at 1-800-539-3863 or visit our web site at www.VictoryConnect.com if you would like any additional information.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

THE VICTORY PORTFOLIOS              Schedules of Investments
Gradison Government Reserves Fund           October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

U.S. Government Agencies (93.4%)

Federal Farm Credit Bank (16.8%):
0.94%, 11/3/03                            $100,000  $   99,995
1.01%*, 12/17/03                            55,000      54,999
0.99%*, 1/22/04                             25,000      24,997
1.00%*, 2/3/04                              50,000      50,000
1.00%*, 4/15/04                            160,000     159,970
1.01%*, 5/6/04                              50,000      50,000
1.25%, 5/13/04,
   Continuously Callable @ 100              65,000      65,000
1.01%*, 6/11/04                             35,000      35,000
1.03%*, 10/6/04                             50,000      49,993

                                                       589,954

Federal Home Loan Bank (43.8%):
1.00%, 11/3/03                              26,739      26,738
1.01%, 11/5/03                             254,413     254,384
1.50%, 11/6/03                              35,000      35,000
1.00%, 11/7/03                             246,676     246,635
1.01%, 11/12/03                            258,601     258,521
1.01%, 11/21/03                            175,000     174,902
1.01%, 11/26/03                            125,963     125,874
0.97%*, 12/12/03                            50,000      49,996
0.97%*, 1/2/04                              29,300      29,296
1.10%, 2/9/04                               27,790      27,705
1.10%, 3/26/04                              15,000      14,933
1.09%, 3/31/04                              18,386      18,302
4.88%, 4/16/04                              25,000      25,403
3.38%, 5/14/04                              25,000      25,280
4.88%, 5/14/04                              28,000      28,544
1.14%, 6/9/04                               20,000      19,861
1.30%, 6/28/04, Callable 12/4/03 @ 100      25,000      25,000
1.25%, 7/2/04, Callable 12/11/03 @ 100      45,000      44,999
1.17%*, 9/3/04, Callable 2/12/04 @ 100     100,000     100,000

                                                     1,531,373

Student Loan Marketing Assoc. (32.8%):
0.94%, 11/3/03                             496,900     496,874
0.98%, 11/5/03                             100,000      99,989
0.97%, 11/7/03                              75,000      74,988
1.03%*, 11/20/03                           125,000     125,000
0.98%, 11/25/03                             52,000      51,966
1.05%*, 1/15/04                             70,000      69,999
1.02%*, 3/18/04                             25,000      24,999
1.12%, 4/22/04                              64,700      64,352
4.75%, 4/23/04                              15,000      15,242
5.00%, 6/30/04                              17,000      17,434
1.15%, 7/1/04, Callable 12/15/03 @ 100     110,000     110,000

                                                     1,150,843

Total U.S. Government Agencies
   (Amortized Cost $3,272,170)                       3,272,170

                                        Principal
Security Description                      Amount       Value

U.S. Treasury Obligations (6.4%)

U.S. Treasury Bonds (1.0%):
11.88%, 11/15/03                          $ 35,000  $   35,140

U.S. Treasury Notes (5.4%):
5.88%, 11/15/04                            180,000     188,428

Total U.S. Treasury Obligations
(Amortized Cost $223,568)                              223,568

Total Investments
(Amortized Cost $3,495,738) -- 99.8%                 3,495,738

Other assets in excess of liabilities -- 0.2%            8,016

NET ASSETS -- 100.0%                                $3,503,754

   See notes to schedules of investments and notes to financial statements.

THE VICTORY PORTFOLIOS              Schedules of Investments
Prime Obligations Fund                      October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Bankers Acceptance (0.6%)

Rabobank,
   1.05%, 11/25/03                         $10,000  $    9,993

Total Bankers Acceptance (Amortized Cost $9,993)         9,993

Certificates of Deposit (11.2%)

Canadian Imperial Bank of Commerce,
   1.07%, 12/9/03                           50,000      50,000
Canadian Imperial Bank of Commerce,
   1.08%, 12/16/03                          20,000      20,000
Comerica Bank,
   1.11%*, 3/10/04                          30,000      30,000
Credit Suisse First Boston,
   1.08%, 11/3/03                           50,000      50,000
Credit Suisse First Boston,
   1.05%, 11/4/03                           20,000      20,000
Credit Suisse First Boston NY,
   1.21%*, 8/6/04                           13,000      13,011

Total Certificates of Deposit
(Amortized Cost $183,011)                              183,011

Commercial Paper (34.6%)

Amstel Funding Corp.,
   1.06%, 12/11/03 (a)                      40,000      39,953
Amstel Funding Corp.,
   1.07%, 12/18/03 (a)                      20,000      19,972
Asset Securitization Capital Corp.,
   1.08%*, 4/5/04 (a)                       70,000      69,999
Delaware Funding Corp.,
   1.05%, 11/24/03 (a)                      36,102      36,078
E.I. Du Pont de Nemours,
   1.04%, 12/9/03 (a)                       25,000      24,973
Edison Asset Securitization,
   1.05%, 11/3/03 (a)                       75,000      74,996
Fleet Funding Corp.,
   1.07%, 11/5/03 (a)                       49,000      48,993
Fleet Funding Corp.,
   1.06%, 11/17/03 (a)                      34,828      34,812
Royal Bank of Canada,
   1.05%, 12/5/03                           20,000      19,980
Royal Bank of Canada,
   1.05%, 12/12/03                          50,000      49,940
Schlumberger Co.,
   1.07%, 12/1/03 (a)                       64,484      64,427
Sheffield Receivables Corp.,
   1.05%, 11/10/03                          21,326      21,320
UBS Finance LLC,
   1.04%, 11/3/03                           35,000      34,998
Windmill Funding,
   1.05%, 11/3/03 (a)                       25,000      24,999

Total Commercial Paper
   (Amortized Cost $565,440)                           565,440


                                        Principal
Security Description                      Amount       Value

Corporate Bonds (32.0%)

215 Jane Investors LLC,
   1.20%*, 6/1/27,
   LOC Fleet National Bank                 $ 2,540  $    2,540
American Honda Finance,
   1.35%*, 1/16/04, MTN (a)                 10,000      10,005
Anchor Holdings II LLC,
   1.15%*, 4/15/26                          14,075      14,075
Bellsouth Corp.,
   4.16%*, 4/26/04 (a)                      12,000      12,169
Bluegrass Paving, Inc.,
   1.25%*, 3/1/11,
   LOC Firstar Bank                          1,650       1,650
Carenet Health Systems,
   1.15%*, 9/1/25,
   LOC Bank of America                       5,100       5,100
Champion Brands, Inc.,
   1.15%*, 12/1/10,
   LOC Bank of America                       5,500       5,500
Chase Manhattan Corp.,
   5.75%, 4/15/04                           11,000      11,225
Chesterwood PPL,
   1.17%*, 3/1/19,
   LOC US Bank NA                            3,130       3,130
Cirrus Development Ltd.,
   1.17%*, 5/1/14,
   LOC US Bank NA (a)                        2,960       2,960
CIT Group, Inc.,
   2.40%*, 1/9/04, MTN                       5,000       5,007
CIT Group, Inc.,
   2.64%*, 3/1/04, MTN                      19,310      19,349
CIT Group, Inc.,
   1.76%*, 5/3/04, MTN                       6,300       6,316
CIT Group, Inc.,
   5.63%, 5/17/04                           28,430      28,984
CIT Group, Inc.,
   2.44%*, 9/20/04, MTN                     17,900      18,084
Clinic Investment LP, Series 2000,
   1.18%*, 6/1/15                            6,160       6,160
Concorde Group Ltd.,
   1.18%*, 10/1/19                           2,880       2,880
Finley Distributing Co.,
   1.15%*, 5/1/11,
   LOC Bank of America                       7,765       7,765
Florence Center Association,
   1.17%*, 12/1/11,
   LOC Firstar Bank                          2,000       2,000
Four Flags Properties, Inc.,
   1.14%*, 10/1/28                           4,750       4,750
General Secretariat Oas,
   1.15%*, 3/1/33,
   LOC Bank of America                      10,800      10,800
Glacier 600 LLC,
   1.05%*, 11/1/16,
   LOC US Bank NA                            5,120       5,120

   See notes to schedules of investments and notes to financial statements.

Prime Obligations Fund                      October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Golden Oval Eggs,
   1.20%*, 7/1/15,
   LOC US Bank Trust NA                    $13,900  $   13,900
Harper Co.,
   1.17%*, 3/1/08,
   LOC Firstar Bank                          2,550       2,550
Hoseki Homes I,
   1.22%*, 6/1/21,
   LOC Huntington National Bank              4,690       4,690
Huntington National Bank,
   1.18%*, 6/17/04                           5,000       5,001
JP Extrusions, Inc.,
   1.19%*, 12/1/20,
   LOC Bank One                              5,390       5,390
Kissel Holdings, Inc.,
   1.17%*, 12/1/17,
   LOC Star Bank                             3,365       3,365
Laurel Grocery Co. LLC,
   1.17%*, 12/1/14                           2,495       2,495
Liberty Light US Capital,
   1.10%*, 11/25/03, MTN (a)                25,000      25,000
Liberty Light US Capital,
   1.29%, 3/22/04, MTN (a)                  10,000      10,003
Liberty Light US Capital,
   1.23%*, 5/4/04, MTN (a)                  20,000      20,010
Merrill Lynch & Co., Inc.,
   1.37%*, 1/15/04, MTN                     25,000      25,012
Merrill Lynch & Co., Inc.,
   1.32%*, 1/22/04, MTN                     10,000      10,002
Morgan Stanley,
   1.30%*, 3/19/04, MTN                     70,000      70,050
Neltner Properties LLC,
   1.17%*, 12/1/19,
   LOC Firstar Bank                          3,720       3,720
Orthopaedic Institute,
   1.25%*, 11/1/11,
   LOC Huntington Bank                       8,730       8,730
Pomeroy Investments,
   1.17%*, 9/1/15,
   LOC Firstar Bank                          2,850       2,850
Richfield Technology Associates LLC,
   1.17%*, 4/1/20,
   LOC Firstar Bank                          4,025       4,025
RKS LLC,
   1.20%*, 5/1/26,
   LOC AmSouth Bank (a)                      8,000       8,000
RMD Corp.,
   1.14%*, 11/1/11,
   LOC Fifth Third Bank (a)                  6,700       6,700
SeaRiver Maritime, Inc.,
   1.13%*, 10/1/11                          22,100      22,101
Sigma Finance, Inc.,
   1.08%*, 10/14/04 (a)                     50,000      49,988
Southwestern Ohio Steel,
   1.15%*, 4/1/08,
   LOC Firstar Bank                          4,860       4,860
Stevenson Photo Color Co.,
   1.17%*, 8/1/19                            5,615       5,615


                                        Principal
Security Description                      Amount       Value

Telesis/Autumn Leaves Ltd.,
   1.15%*, 11/1/04,
   LOC Nationsbank                         $ 4,650  $    4,650
Vista Funding Corp.,
   1.14%*, 8/1/17,
   LOC Fifth Third Bank                      1,857       1,857
Wenatchee Valley Clinic,
   1.05%*, 11/23/24                         15,700      15,700

Total Corporate Bonds
(Amortized Cost $521,833)                              521,833

Repurchase Agreements (10.7%)

ABN Amro, 1.05%, 11/3/03
   (Collateralized by $51,001 various
   U.S. Government Securities,
   1.63%-4.75%, 6/17/05-6/18/07,
   market value $50,213)                    50,000      50,000
Bear Stearns & Co., 1.07%, 11/3/03
   (Collateralized by $51,005 various
   U.S. Government Securities,
   4.50%-5.50%, 8/1/18-8/1/33,
   market value $50,806)                    50,000      50,000
UBS Warburg, 1.06%, 11/3/03
   (Collateralized by $75,583
   U.S. Government Security,
   0.00%, 1/28/04,
   market value $75,583)                    74,100      74,100

Total Repurchase Agreements (Cost $174,100)            174,100

Tax Exempt Municipal Bonds (2.1%)

Texas (0.7%):
Harris County Health Facilities
   Development Corp. Revenue,
   1.12%*, 9/1/31, MBIA,
   SPA Chase Manhattan Bank                 11,200      11,200

Utah (1.4%):
Emery County Pollution Control Revenue,
   Pacificorp Projects,
   1.12%*, 11/1/24, AMBAC,
   SPA Bank of Nova Scotia                  23,500      23,500

Total Tax Exempt Municipal Bonds
(Amortized Cost $34,700)                                34,700

Taxable Municipal Bonds (5.7%)

Florida (1.4%):
Osceola County Housing
   Finance Authority, Revenue,
   1.25%*, 9/15/35,
   LOC JP Morgan Chase Bank                  2,900       2,900
Polk County Industrial
   Development Authority,
   Revenue, Watson Clinic,
   1.15%*, 12/1/18,
   LOC Nationsbank                          20,000      20,000
                                                        22,900

   See notes to schedules of investments and notes to financial statements.

Prime Obligations Fund                      October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Kentucky (1.6%):
Boone County Industrial Building
   Revenue, Hennegan Co. Project,
   Series B, 1.17%*, 4/1/16,
   LOC Star Bank                           $ 2,070  $    2,070
Maruga, Series 1999-A,
   1.14%*, 2/1/20,
   LOC Fifth Third Bank (a)                  4,925       4,925
Walton Industrial Building Revenue,
   Clarion Manufacturing Corp.
   of America Project,
   1.17%*, 8/1/17,
   LOC Fifth Third Bank                      4,025       4,025
Warren County Industrial
   Development Authority, Revenue,
   Stupps Brothers, Inc.,
   Series B-2, 1.15%*, 12/1/18,
   LOC Bank of America                      15,100      15,100

                                                        26,120

Massachusetts (0.1%):
State Industrial Finance Agency
   Revenue, Southcoast Nursing,
   1.20%*, 1/1/28,
   LOC Fleet National Bank                   2,000       2,000

Missouri (0.4%):
State Development Finance Board,
   Infastructure Facilities Revenue,
   St. Louis Center,
   Series B, 1.05%*, 12/1/20,
   LOC Firstar Bank                          6,500       6,500

Ohio (0.5%):
Cleveland-Cuyahoga County
   Port Authority Revenue,
   PRL Corp. Project,
   1.18%*, 12/1/11,
   LOC Fifth Third Bank                      8,850       8,850

Texas (1.7%):
Dallas-Fort Worth
   International Airport Facility,
   1.15%*, 1/1/16,
   LOC Bank of America                       4,345       4,345
State, Veterans Housing, GO,
   1.11%*, 12/1/29                          21,840      21,840

                                                        26,185

Total Taxable Municipal Bonds
(Amortized Cost $92,555)                                92,555

                                        Principal
Security Description                      Amount       Value

U.S. Government Agencies (3.1%)

Federal National Mortgage Assoc. (3.1%):
1.45%, 9/1/04, Callable 11/6/03 @ 100      $17,000  $   17,000
1.08%, 1/21/04                              25,000      24,940
1.55%, 11/17/04, Callable 1/27/04 @ 100      8,000       8,000

Total U.S. Government Agencies
(Amortized Cost $49,940)                                49,940

Total Investments (Cost $1,631,572) -- 100.0%        1,631,572

Other assets in excess of liabilities -- 0.0%              602

NET ASSETS -- 100.0%                                $1,632,174

   See notes to schedules of investments and notes to financial statements.

THE VICTORY PORTFOLIOS              Schedules of Investments
Financial Reserves Fund                     October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Certificates of Deposit (3.7%)

Canadian Imperial Bank of Commerce,
   1.08%, 12/16/03                         $10,000    $ 10,000
Credit Suisse First Boston,
   1.05%, 11/4/03                           10,000      10,000

Total Certificates of Deposit (Amortized Cost $20,000)  20,000

Commercial Paper (36.8%)

Amstel Funding Corp.,
   1.07%, 12/18/03 (a)                      18,250      18,225
Apreco, Inc.,
   1.05%, 11/5/03                            8,000       7,999
Asset Securitization Capital Corp.,
   1.08%*, 4/5/04 (a)                       25,000      24,999
Citigroup Global Markets,
   1.05%, 11/18/03                           6,320       6,317
Delaware Funding Corp.,
   1.05%, 11/24/03 (a)                      20,000      19,987
Edison Asset Securitization,
   1.05%, 11/3/03 (a)                       25,000      24,999
Fleet Funding Corp.,
   1.07%, 11/5/03 (a)                       25,003      24,999
HBOS Treasury Services,
   1.05%, 12/2/03                           17,300      17,284
Royal Bank of Canada,
   1.05%, 12/5/03                           25,000      24,976
Schlumberger Co.,
   1.08%, 12/1/03 (a)                       20,000      19,982
Texas Department of
   Economic Development,
   1.08%, 11/6/03                            6,172       6,171

Total Commercial Paper (Amortized Cost $195,938)       195,938

Corporate Bonds (36.7%)

2 Franks LLC,
   1.30%*, 11/1/22                           1,800       1,800
BF FT Myers/BF South, Inc.,
   1.14%*, 11/1/17,
   LOC Fifth Third Bank                      3,000       3,000
BP America,
   9.88%, 3/15/04                            1,000       1,031
Burgess & Niple,
   1.18%*, 9/1/14,
   LOC National City Bank                    2,745       2,745
Centerville Capital,
   1.22%*, 10/1/26                           5,715       5,715
Chase Manhattan Corp.,
   5.75%, 4/15/04                            6,000       6,123
Cincinnati Hills Christian Academy, Inc.,
   1.14%*, 4/1/22,
   LOC Fifth Third Bank                      5,370       5,370
CIT Group, Inc.,
   7.50%, 11/14/03                          11,950      11,976
CIT Group, Inc.,
   5.63%, 5/17/04                            5,256       5,367


                                        Principal
Security Description                      Amount       Value

CIT Group, Inc.,
   2.44%*, 9/20/04, MTN                    $10,000    $ 10,102
EZFlow LP,
   1.15%*, 6/1/08,
   LOC Bank of America                       5,755       5,755
JL Capital One LLC, Series 2002,
   1.30%*, 11/1/12,
   LOC Old National Bank & Wells Fargo       3,200       3,200
John E. Staten Properties,
   1.18%*, 10/1/21,
   LOC National City Bank                    3,430       3,430
Karmann Technical Development LLC/
   Pilot Drive Properties LLC,
   Series 2002, 1.20%*, 12/1/32              1,600       1,600
Liberty Light US Capital,
   1.13%*, 8/27/04, MTN (a)                 25,000      24,998
Mark-Lynn Foods, Inc.,
   1.15%*, 6/1/11,
   LOC Bank of America                       3,100       3,100
Merrill Lynch & Co., Inc.,
   1.37%*, 3/1/04, MTN                       5,000       5,004
Merrill Lynch & Co., Inc.,
   5.55%, 5/21/04, MTN                       2,000       2,048
Morgan Stanley,
   1.32%*, 3/19/04, MTN                      5,500       5,504
Morgan Stanley,
   1.43%*, 5/14/04, MTN                      5,000       5,008
Newport Investment Co. LLC,
   1.17%*, 12/1/22                           3,400       3,400
Oak Crest Homes, Inc.,
   1.35%*, 11/1/26                           1,595       1,595
QC Reprographics, Inc.,
   1.25%*, 2/1/21,
   LOC Firstar Bank                          1,895       1,895
Redbank Professional Office Building,
   1.17%*, 5/1/21,
    LOC Firstar Bank                         3,085       3,085
Rogers, Inc.,
   1.30%*, 10/1/37,
   LOC Fifth Third Bank                      1,250       1,250
Salomon Smith Barney Holdings, Inc.,
   6.38%, 10/1/04                            4,000       4,180
SeaRiver Maritime, Inc.,
   1.13%*, 10/1/11                          15,700      15,700
Second & Main Ltd.,
   1.18%*, 8/1/11                              975         975
SGM Funding Corp.,
   1.17%*, 7/1/16,
   LOC Firstar Bank                          2,935       2,935
SGM Funding Corp.,
   1.17%*, 6/1/22,
   LOC Firstar Bank                          3,575       3,575
Sharp Electronics,
   1.17%*, 12/1/12,
   LOC Fifth Third Bank                      3,055       3,055
Sigma Finance, Inc.,
   1.08%*, 10/14/04, MTN (a)                25,000      24,994

   See notes to schedules of investments and notes to financial statements.

Financial Reserves Fund                     October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Telesis/Autumn Leaves Ltd.,
   1.15%*, 11/1/04,
   LOC Nationsbank                         $ 5,960    $  5,960
Tisdel Holdings, Inc.,
   1.17%*, 9/1/20,
   LOC Firstar Bank                          2,210       2,210
Wagner Moving & Storage,
   1.14%*, 7/1/22,
   LOC Fifth Third Bank                      2,570       2,570
Yeager-Kreutzjan Partners,
   1.25%*, 5/1/22,
   LOC Huntington National Bank              5,635       5,635

Total Corporate Bonds (Amortized Cost $195,890)        195,890

Repurchase Agreements (8.5%)

ABN Amro,
   1.05%, 11/3/03
   (Collateralized by
   $10,200 various
   U.S. Government Securities,
   4.50%-7.50%, 7/15/27-10/15/33,
   market value $10,157)                    10,000      10,000
Bear Stearns & Co.,
   1.07%, 11/3/03
   (Collateralized by
   $20,401 various
   U.S. Government Securities,
   5.00%-7.00%, 8/1/33-10/1/33,
   market value $20,298)                    20,000      20,000
UBS Warburg,
   1.06%, 11/3/03
   (Collateralized by $15,667
   U.S. Government Security,
   0.00%, 1/28/04,
   market value $15,667)                    15,400      15,400

Total Repurchase Agreements (Cost $45,400)              45,400

Taxable Municipal Bonds (8.5%)

Arizona (1.1%):
Tucson Airport Authority, Inc.,
   1.15%*, 10/1/28,
   LOC Bank of America                       6,100       6,100

Florida (3.0%):
Polk County Industrial
   Development Authority,
   Revenue, Watson Clinic,
   1.15%*, 12/1/18,
   LOC Nationsbank                           8,700       8,700
Watson Clinic,
   1.15%*, 12/1/18,
   LOC Bank of America                       7,300       7,300

                                                        16,000

Iowa (0.4%):
Des Moines, IDR,
   Printer Inc. Project,
   1.30%*, 6/1/14,
   LOC US Bank                               1,925       1,925


                                        Principal
Security Description                      Amount       Value

Kentucky (1.0%):
Maruga, Series 1999b,
   1.25%*, 9/1/16,
   LOC Firstar Bank (a)                    $ 1,155    $  1,155
Warren County Industrial Development
   Authority, Revenue,
   Stupps Brothers, Inc., Series B-2,
   1.15%*, 12/1/18,
   LOC Bank of America                       4,400       4,400

                                                         5,555

Mississippi (0.5%):
Mississippi Business Finance Corp., IDR,
   Anderson Tully Project,
   1.15%*, 6/1/20,
   LOC Bank of America N.A.                  2,700       2,700

New Mexico (0.4%):
Albuquerque Industrial Revenue,
   Ktech Corp. Project,
   1.20%*, 11/1/22,
   LOC Wells Fargo Bank                      2,000       2,000

Texas (2.1%):
Dallas-Fort Worth
   International Airport Facility,
   1.15%*, 1/1/16,
   LOC Bank of America                       7,745       7,745
Splendora Higher Education
   Facilities Corp., Series B,
   1.20%*, 12/1/26,
   LOC Wells Fargo Bank                      3,280       3,280

                                                        11,025

Total Taxable Municipal Bonds (Amortized Cost $45,305)  45,305

Tax Exempt Municipal Bonds (4.4%)

Washington (4.4%):
State Health Care Facilities
   Authority Revenue,
   Providence Services, Series A,
   1.12%*, 12/1/30, MBIA,
   SPA JP Morgan Chase Bank                 23,500      23,500

Total Municipal Bonds (Amortized Cost $23,500)          23,500

U.S. Government Agencies (1.3%)

Federal National Mortgage Assoc. (1.3%):
1.45%, 9/1/04,
   Callable 11/6/03 @ 100                    7,000       7,000

Total U.S. Government Agencies (Amortized Cost $7,000)   7,000

Total Investments (Cost $533,033) -- 99.9%             533,033

Other assets in excess of liabilities -- 0.1%              580

NET ASSETS -- 100.0%                                  $533,613

   See notes to schedules of investments and notes to financial statements.

THE VICTORY PORTFOLIOS              Schedules of Investments
Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Municipal Bonds (99.3%)

Alabama (6.1%):
Hamilton Industrial
   Development Board Revenue,
   Speedrack Project,
   1.30%*, 6/1/13,
   LOC Bank One N.A. AMT                   $ 1,200    $  1,200
Housing Finance Authority Revenue,
   Multifamily Housing,
   Hillwood Project,
   Series H, 1.09%*, 12/15/30, FNMA          3,330       3,330
Housing Finance Authority Revenue,
   Multifamily Housing,
   Inverness Project,
   Series G, 1.09%*, 12/15/30, FNMA          4,000       4,000
Housing Finance Authority Revenue,
   Multifamily Housing,
   Rocky Ridge Project,
   Series F, 1.09%*, 12/15/30, FNMA          6,000       6,000
Montgomery Hospital,
   Series B, 1.05%*, 12/1/30, AMBAC          5,400       5,400
Montgomery Hospital,
   Series C, 1.05%*, 12/1/30, AMBAC,
   SPA Bank of New York                      4,000       4,000
Montgomery Hospital,
   Series D, 1.05%*, 12/1/30, AMBAC,
   SPA Bank of New York                      5,000       5,000
Montgomery Hospital,
   Series G, 1.05%*, 12/1/30, AMBAC          4,035       4,035
Montgomery Hospital,
   Series H, 1.05%*, 12/1/30, AMBAC          4,900       4,900

                                                        37,865

Arizona (0.2%):
Pima County, Industrial
   Development Authority, IDR,
   Brush Wellman, Inc. Project,
   1.10%*, 9/1/09,
   LOC National City Bank                    1,500       1,500

California (1.6%):
Infrastructure & Economic Development,
   TECP, 1.08%, 1/28/04,
   LOC Bank of America N.A.                 10,000      10,000

Colorado (0.3%):
Health Facilities Authority Revenue,
   Craig Hospital Project,
   1.10%*, 12/1/20,
   LOC Wells Fargo Bank N.A.                 1,600       1,600

Florida (1.2%):
Collier County Health Facilities Authority,
   Hospital Revenue,
   Cleveland Clinic Health System,
   Series 2003C, 0.97%, 1/15/04,
   LOC Bank of America N.A.                  5,000       5,000


                                        Principal
Security Description                      Amount       Value

Collier County Health Facilities Authority,
   Hospital Revenue,
   Cleveland Clinic Health System,
   Series C-1, 1.12%*, 1/1/35,
   LOC JP Morgan Chase Bank                $ 2,300    $  2,300

                                                         7,300

Georgia (1.2%):
Athens-Clarke County University,
   Government Development
   Authority Revenue,
   Univerity of Georgia
   Athletic Association Project,
   1.15%*, 8/1/33,
   LOC Bank of America N.A.                  3,600       3,600
De Kalb County Development Authority,
   IDR, Design Packaging Project,
   Series A, 1.15%*, 9/1/13,
   LOC Bank of America N.A. AMT              2,500       2,500
Muscogee County School District, GO,
   5.00%, 11/1/03, AMBAC                     1,550       1,550

                                                         7,650

Illinois (13.9%):
Chicago Public Building Revenue,
   5.13%, 2/1/04, FGIC                       1,000       1,010
Chicago Revenue,
   Noble Street Charter School,
   1.20%*, 6/1/24,
   LOC Bank One N.A.                         2,300       2,300
Development Finance Authority
   Revenue, IDR,
   Haskris Co. Project,
   1.46%*, 8/1/21,
   LOC Bank One N.A. AMT                     1,440       1,440
Development Finance Authority Revenue,
   North Shore Country Day School,
   1.00%*, 7/1/33,
   LOC Northern Trust Co.                    2,800       2,800
Development Financial Authority Revenue,
   Derby Industries, Inc. Project,
   1.30%*, 12/1/11,
   LOC Bank One N.A. AMT                     2,000       2,000
Development Financial Authority Revenue,
   Museum of Contemporary Arts Project,
   1.10%*, 2/1/29,
   LOC Bank One N.A.                         6,300       6,300
Development Financial Authority Revenue,
   Providence St. Mellon School Project,
   1.10%*, 6/1/37,
   LOC Bank One N.A.                         4,900       4,900
Development Financial Authority Revenue,
   Radiological Society Project,
   1.10%*, 6/1/17,
   LOC Bank One N.A.                         2,100       2,100

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Development Financial Authority Revenue,
   Solid Waste Disposal,
   Develgroup LLC Project,
   Series A, 1.30%*, 1/1/21,
   LOC Bank One N.A. AMT                   $ 2,200    $  2,200
Development Financial Authority Revenue,
   Teachers Academy for Math,
   1.10%*, 2/1/21,
   LOC American National Bank & Trust        3,325       3,325
Development Financial Authority Revenue,
   WDC Partners LLC Project,
   1.46%*, 7/1/21,
   LOC Bank One N.A. AMT                     1,680       1,680
Development Financial Authority, EDR,
   CPL/Downers Grove Partnership,
   1.20%*, 12/1/05,
   LOC LaSalle National Bank N.A.            4,500       4,500
Development Financial Authority, IDR,
   Industrial Steel Construction,
   Inc. Project,
   1.30%*, 7/15/23,
   LOC Bank One N.A. AMT                     4,210       4,210
Development Financial Authority, IDR,
   Technifast Industries, Inc., Series A,
   1.41%*, 8/1/26,
   LOC Bank One N.A. AMT                     4,000       4,000
East St. Louis Tax Increment,
   Public Library Project,
   1.15%*, 12/1/09,
   LOC Bank of America                       3,030       3,030
Educational Facilities Authority Revenue,
   Chicago Historical Society,
   1.05%*, 12/1/25,
   LOC Northern Trust Co.                    2,300       2,300
Educational Facilities Authority Revenue,
   Museum of Natural History,
   1.10%*, 11/1/34,
   LOC Bank One N.A.                         2,250       2,250
Educational Facilities Authority Revenue,
   National Louis University,
   Series B, 1.10%*, 6/1/29,
   LOC American National Bank & Trust        7,100       7,100
Galesburg, Knox College Project,
   1.14%*, 3/1/31,
   LOC LaSalle National Bank                 5,000       5,000
Glendale Heights, IDR,
   Hudapack Metal Project,
   1.35%*, 9/1/18,
   LOC Bank One Wisconsin AMT                3,010       3,010
Hanover Park, IDR,
   Spectra-Tech, Inc. Project,
   1.25%*, 8/1/17,
   LOC Harris Trust & Savings Bank AMT       1,325       1,325
Health Facilities Authority Revenue,
   Lifelink Corp.,
   Series A, 1.10%*, 2/15/16,
   LOC American National Bank & Trust        1,900       1,900


                                        Principal
Security Description                      Amount       Value

Health Facilities Authority Revenue,
   Washington & Jane Smith Home,
   1.10%*, 7/1/26,
   LOC Comerica Bank                       $ 3,000    $  3,000
International Port District Revenue,
   1.07%*, 1/1/23,
   LOC LaSalle National Bank N.A.            2,000       2,000
Naperville Revenue,
   Dupage Childrens Museum Project,
   1.10%*, 6/1/30,
   LOC American National Bank & Trust        2,000       2,000
Quad Cities Regional Economic
   Development Authority,
   Steel Warehouse,
   1.21%*, 12/1/12,
   LOC National City
   Bank of Indiana AMT                       2,825       2,825
Savanna, IDR,
   Metform Corp. Project,
   Series B, 1.10%*, 6/1/04,
   LOC Bank One N.A.                         3,000       3,000
Upper Illinois River Valley
   Development Authority Revenue,
   Advanced Flexible Project,
   1.19%*, 6/1/25,
   LOC LaSalle National Bank N.A. AMT        2,000       2,000
West Chicago, IDR,
   Liquid Container Project,
   1.10%*, 3/1/15,
   LOC Bank of America                       1,000       1,000
Yorkville, IDR,
   Wheaton & Co. Inc. Project,
   1.30%*, 4/1/16,
   LOC American National
   Bank & Trust AMT                          1,500       1,500

                                                        86,005

Indiana (9.8%):
Bedford, EDR,
   White River Lodge Project,
   Series A, 1.14%*, 7/1/16,
   LOC FHLB                                  1,625       1,625
Bond Bank,
   Special Project, Tri County,
   Series D, 1.15%*, 1/1/17,
   LOC Huntington National Bank              6,085       6,085
Elkhart County, EDR,
   Hinsdale Farms Ltd. Project,
   1.30%*, 10/1/17,
   LOC American National
   Bank & Trust AMT                          2,595       2,595
Fort Wayne, EDR,
   PHD, Inc. Project,
   1.30%*, 5/1/15,
   LOC Wells Fargo Bank N.A. AMT             2,600       2,600

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Greenwood, IDR,
   Jacks Investments LLC Project,
   1.30%*, 2/1/16,
   LOC Bank One Indianapolis AMT           $ 1,520    $  1,520
Hendricks County Industrial
   Redevelopment Commission
   Tax Increment Revenue,
   Heartland Crossings Project,
   Series A, 1.15%*, 1/1/25,
   LOC Huntington National Bank              1,560       1,560
Henry County,
   1.75%, 12/31/03                           3,893       3,896
Indianapolis, EDR,
   White Arts, Inc. Project,
   1.20%*, 6/1/06,
   General Electric Capital Corp.            4,300       4,300
LaGrange County, EDR,
   LA West Inc. Project,
   1.30%*, 8/1/13,
   LOC Bank One Indiana N.A. AMT             1,600       1,600
Lawrence, EDR,
   Southwark Metal
   Manufacturing Co. Project,
   1.35%*, 9/1/16,
   LOC Mellon Bank N.A. AMT                  1,320       1,320
Mooresville Viking Air Tools,
   1.30%*, 3/1/19,
   LOC Wells Fargo Bank N.A. AMT             3,010       3,010
Noblesville,
   Rivers Edge Apartments Project,
   1.20%*, 7/1/22,
   LOC Bank One Indianapolis                 2,655       2,655
Plymouth, EDR,
   Witt Co. Project,
   1.20%*, 5/1/12                            3,125       3,125
State Development Financial
   Authority Revenue,
   Custom Lights, Inc. Project,
   1.30%*, 12/1/15,
   LOC Bank One Indiana N.A. AMT             2,800       2,800
State Development Financial
   Authority Revenue, EDR,
   Bhar Associates, Inc. Project,
   1.41%*, 8/1/16,
   LOC Bank One Indiana N.A. AMT             1,985       1,985
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Indiana Historical,
   1.10%*, 8/1/31,
   LOC Bank One Indiana N.A.                 2,210       2,210
State Development Financial
   Authority Revenue,
   Educational Facilities,
   Model Aeronautics,
   1.20%*, 1/1/21,
   LOC Bank One Indiana N.A.                 4,000       4,000


                                        Principal
Security Description                      Amount       Value

State Development Financial
   Authority Revenue,
   Educational Facilities,
   Youth Opportunity Center,
   1.10%*, 1/1/24,
   LOC Bank One Indiana N.A.               $ 5,400    $  5,400
State Development Financial
   Authority, EDR,
   Daubert VCI, Inc. Project,
   1.30%*, 8/1/13,
   LOC Bank One N.A. AMT                     1,985       1,985
State Development Financial
   Authority, EDR,
   I Corp Haulin Trailers Project,
   1.30%*, 12/1/17,
   LOC Bank One Indiana N.A. AMT             1,800       1,800
State Educational Facilities
   Authority Revenue,
   University of Evansville,
   Series B, 1.20%*, 12/1/29,
   LOC Fifth Third Bank                      4,485       4,485

                                                        60,556

Kentucky (5.7%):
Breckinridge County
   Lease Program Revenue,
   Association Counties Leasing Trust,
   1.04%*, 12/1/29,
   LOC U.S. Bank N.A.                        4,000       4,000
Clark County
   Pollution Control Revenue,
   East Kentucky Power Corp.,
   Series J-1, 1.00%*, 10/15/14, CFC         5,000       5,000
Covington, Industrial Building Revenue,
   St. Charles Center, Inc.,
   1.15%*, 11/1/13,
   LOC Star Bank N.A.                        2,845       2,845
Crestview Hill Industrial Building Revenue,
   Thomas Moore College Project,
   1.15%*, 11/1/26,
   LOC Fifth Third Bank                      7,200       7,200
Dayton Industrial Building Revenue,
   Woodcraft Manufacturing Co., Inc.
   Project, 1.40%*, 5/1/17,
   LOC Fifth Third Bank                        515         515
Economic Development Financial Authority,
   Hospital Facilities Revenue,
   Highland Regional Project,
   Series A, 1.15%*, 8/1/13,
   LOC U.S. Bank N.A.                        6,000       6,000
Kenton County Industrial Building Revenue,
   Baptist Convalescent Center,
   1.08%*, 7/1/18,
   LOC Fifth Third Bank                      2,400       2,400
Lexington-Fayette Urban County
   Government Industrial Building Revenue,
   LTS Housing Corp., Inc. Project,
   1.10%*, 11/1/28                           3,415       3,415

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Mayfield Multi-City Lease Revenue,
   League of Cities Funding,
   1.20%*, 7/1/26,
   LOC PNC Bank N.A.                       $ 2,900    $  2,900
Somerset, Industrial Building Revenue,
   Glen Oak Lumber & Mining,
   1.30%*, 4/1/11,
   LOC Bank One Milwaukee N.A. AMT           1,395       1,395

                                                        35,670
Maine (0.9%):
State Health & Higher Educational
   Facility Authority Revenue, VHA
   New England, Inc.,
   Series F, 1.05%*, 12/1/25, AMBAC          5,300       5,300

Michigan (3.7%):
Farmington Hills Economic
   Development Corp.,
   Limited Obligation Revenue,
   Brookfield Building Association,
   1.11%*, 11/1/10,
   LOC Comerica Bank                         1,280       1,280
Jackson County Economic
   Development Corp.,
   Melling Tool Co. Project,
   1.30%*, 8/1/18,
   LOC Comerica Bank AMT                     5,000       5,000
Municipal Bond Authority Revenue,
   5.00%, 12/1/03                            2,000       2,006
State Strategic Fund Limited
   Obligation Revenue,
   Agape Plastics, Inc. Project,
   1.30%*, 11/1/28,
   LOC Bank One Michigan AMT                 1,600       1,600
State Strategic Fund Limited
   Obligation Revenue,
   Campau Leasing & Development Project,
   1.30%*, 3/1/16,
   LOC Bank One Michigan AMT                 4,200       4,200
State Strategic Fund
   Limited Obligation Revenue,
   Dawnbreakers LLC Project,
   1.18%*, 5/1/18,
   LOC Fifth Third Bank AMT                  4,170       4,170
State Strategic Fund
   Limited Obligation Revenue,
   Diagnostic Real Estate LLC,
   1.30%*, 8/1/19,
   LOC Bank One Michigan AMT                 1,200       1,200
State Strategic Fund
   Limited Obligation Revenue,
   Michigan Metal Technologies Project,
   1.30%*, 7/1/19,
   LOC Bank One Michigan AMT                 1,700       1,700


                                        Principal
Security Description                      Amount       Value

State Strategic Fund
   Limited Obligation Revenue,
   Non-Ferrous Cast Alloys Project,
   1.30%*, 3/1/19,
   LOC Bank One Michigan AMT               $ 1,800    $  1,800

                                                        22,956

Mississippi (0.2%):
Blue Mountain, IDR,
   Blue Mountain Production Co. Project,
   1.25%*, 10/1/08,
   LOC Harris Trust & Savings Bank AMT       1,500       1,500

Missouri (1.5%):
Kansas City, IDR,
   Century Avenue Association,
   1.15%*, 12/1/11,
   LOC Bank of America AMT                   4,900       4,900
St. Louis County Industrial
   Development Authority Revenue,
   Friendship Village,
   Series B, 1.10%*, 9/1/16,
   LOC LaSalle National Bank                 4,725       4,725

                                                         9,625

Nebraska (0.3%):
Lincoln Sanitary Sewer Revenue,
   2.00%, 6/15/04, MBIA                      1,750       1,761

Nevada (0.5%):
Clark County School District,
   Series F, 5.00%, 6/15/04, FSA             3,000       3,074

New Hampshire (4.4%):
Durham, TAN,
   1.75%, 12/31/03                           7,000       7,007
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series D, 1.05%*, 12/1/25, AMBAC          7,050       7,050
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series E, 1.05%*, 12/1/25, AMBAC          1,500       1,500
Higher Educational & Health
   Facilities Authority Revenue,
   VHA New England, Inc.,
   Series F, 1.05%*, 12/1/25, AMBAC          7,300       7,300
Pembroke, TAN, GO,
   1.75%, 12/31/03                           4,500       4,505

                                                        27,362

New Mexico (0.6%):
State Housing Authority Region,
   Multifamily Housing Revenue,
   Enchanted Vista Apartments Project,
   1.15%, 7/1/45 AMT                         4,000       4,000

New York (0.2%):
Nassau County, GO,
   6.30%, 11/1/03, FGIC                      1,000       1,000

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

North Carolina (0.7%):
Guilford County Industrial
   Facilities & Pollution Control,
   Financing Authority Revenue,
   1.15%*, 12/1/13,
   LOC First Union National Bank AMT       $ 2,140    $  2,140
Moore County Industrial Facilities &
   Pollution Control Authority Revenue,
   Perdue Farms, Inc. Project,
   1.05%*, 6/1/10,
   LOC Rabobank Nederland                    2,050       2,050

                                                         4,190

Ohio (8.6%):
Celina, GO, BAN,
   Series A, 1.97%, 11/18/03                 2,485       2,485
Cincinnati, BAN,
   2.50%, 11/12/03                           6,000       6,002
Clark County, GO,
   1.17%, 7/16/04                            2,180       2,182
Cleveland Waterworks Revenue,
   Series L, 1.00%*, 1/1/33, FGIC,
   SPA Westdeutshe Landesbank AG             1,100       1,100
Cuyahoga County, Hospital
   Facilities Revenue,
   Sisters Charity Health Systems,
   1.07%*, 11/1/30,
   LOC National City Bank                   13,400      13,400
Darke County, GO, BAN,
   1.35%, 7/14/04                            1,000       1,003
Darke County, GO, BAN,
   1.35%, 7/14/04                            2,200       2,206
Delaware, GO, BAN,
   1.50%, 2/10/04                            6,000       6,009
Euclid, GO, BAN,
   2.00%, 3/4/04                             1,000       1,003
Green Healthcare Revenue,
   Greater Akron-Canton Project,
   1.10%*, 7/1/19,
   LOC National City Bank                    1,525       1,525
Kirtland, GO, BAN,
   1.35%, 7/29/04                            1,178       1,180
Lancaster, GO, BAN,
   1.50%, 3/10/04                            1,000       1,001
Logan County, GO, BAN,
   Series A, 1.52%, 3/3/04                   1,200       1,201
Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 1.05%*, 12/1/28, MBIA,
   SPA JP Morgan Chase Bank                  3,000       3,000
St. Bernard, GO, BAN,
   1.43%, 7/15/04                            2,110       2,110
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing,
   1.20%*, 9/1/18,
   LOC Fifth Third Bank                      8,285       8,285

                                                        53,692


                                        Principal
Security Description                      Amount       Value

Oklahoma (1.8%):
Housing Development Authority,
   Multifamily Housing Revenue,
   Affordable Housing Acquistion,
   Series B, 1.23%*, 2/1/37,
   LOC Trinity Funding                     $ 5,000    $  5,000
Muskogee Medical Center
   Authority Revenue,
   1.10%*, 10/1/32,
   LOC Bank of America N.A.                  2,500       2,500
State Industries Authority, IDR,
   School of the Plains Project,
   1.10%*, 10/1/20,
   LOC Bank of America N.A.                  3,485       3,485

                                                        10,985

Pennsylvania (9.9%):
Benzinger Township Hospital Authority,
   Elk Regional Health System,
   1.10%*, 12/1/30,
   LOC PNC Bank N.A.                         1,400       1,400
Clinton County, IDR,
   Mellon Bank National
   Association Project,
   1.20%*, 9/1/05,
   LOC Mellon Bank N.A.                      3,500       3,500
College Township Industrial Authority, IDR,
   Ball Corp. Project,
   1.10%*, 11/1/11,
   LOC Bank One N.A.                         4,500       4,500
Emmaus General Authority Revenue,
   1.05%*, 12/1/28, FSA,
   SPA First Union National Bank            20,000      20,000
Erie County Hospital Authority,
   Mercy Terrace Project,
   1.10%*, 8/1/18,
   LOC Chase Bank of Texas N.A.              1,845       1,845
Luzerne County, IDR,
   YMCA Wilkes-Barre Project,
   1.10%*, 10/1/31,
   LOC PNC Bank N.A.                         4,940       4,940
North Wales Water Authority Revenue,
   Rural Water Projects,
   2.50%, 12/1/03, FGIC                      5,000       5,003
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series C6, 1.90%*, 11/1/18,
   Mandatory Put 11/1/03 @ 100,
   LOC PNC Bank N.A.                         2,700       2,700
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G3, 1.13%*, 11/1/20,
   Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                         2,000       2,000

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G3, 1.90%*, 11/1/20,
   Mandatory Put 11/1/03 @ 100,
   LOC PNC Bank N.A.                       $ 3,200    $  3,200
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges & Universities,
   Series G4, 1.13%*, 11/1/12,
   Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                           900         900
State Higher Educational Facilities
   Authority Revenue,
   Association of Independent
   Colleges and Universities,
   Series C1, 1.13%*, 11/1/17,
   Mandatory Put 11/1/04 @ 100,
   LOC PNC Bank N.A.                         1,400       1,400
Washington County Authority Revenue,
   Girard Estate Project,
   1.05%*, 6/1/27,
   LOC Chase Manhattan Bank                  9,670       9,670

                                                        61,058

Rhode Island (0.4%):
State Health & Educational
   Building Corp. Revenue,
   St. Georges School Issue,
   1.05%*, 9/1/30,
   SPA Fleet National Bank                   2,640       2,640

South Carolina (3.2%):
Aiken County School District, GO,
   3.50%, 4/1/04, SCSDE                      2,700       2,729
Educational Facilities Authority Revenue,
   Private Nonprofit Institutions,
   Erskine College Project,
   1.10%*, 10/1/23,
   LOC Bank of America N.A.                 10,000      10,000
Greenwood County
   School District No. 50, GO,
   1.50%, 3/1/04, SCSDE                      7,250       7,262

                                                        19,991

Tennessee (1.9%):
Clarksville Public Building
   Authority Revenue,
   Pooled Financing,
   1.15%*, 7/1/31,
   LOC Bank of America N.A.                  4,000       4,000
Montgomery County Public
   Building Authority Revenue,
   Pooled Financing,
   1.05%*, 11/1/27,
   LOC Bank of America N.A.                  2,890       2,890


                                        Principal
Security Description                      Amount       Value

Montgomery County Public
   Building Authority Revenue,
   Pooled Financing,
   1.05%*, 9/1/29,
   LOC Bank of America N.A.                $ 1,900    $  1,900
Wilson County,
   Industrial Development Board,
   Perma-Pipe Inc. Project,
   1.25%*, 9/1/07,
   LOC Fleet National Bank AMT               3,050       3,050

                                                        11,840

Texas (7.1%):
Harris County Health Facilities
   Development Corp.,
   Special Facilities Revenue,
   Texas Medical Center Project,
   Series B, 1.12%*, 5/15/29, FSA,
   SPA JP Morgan Chase Bank                  8,700       8,700
Hays Memorial Health Facilities
   Development Revenue,
   Central Texas Medical Center Project,
   Series B, 1.05%*, 11/15/14,
   LOC Suntrust Bank N.A.                   11,150      11,150
Houston Water & Sewer System Revenue,
   Junior Lien-Forward,
   Series B, 5.00%, 12/1/03, AMBAC           3,000       3,010
Lower Colorado River Authority Revenue,
   4.00%, 5/15/04, MBIA                      1,000       1,016
State, TRAN,
   2.00%, 8/31/04                           20,000      20,142

                                                        44,018

Vermont (1.0%):
Education & Health Buildings,
   VHA New England,
   Series F, 1.05%*, 12/1/25, AMBAC          6,300       6,300

Virginia (0.2%):
Winchester, Industrial Development
   Authority Revenue,
   Midwesco Filter,
   1.25%*, 8/1/07,
   LOC Fleet National Bank AMT               1,350       1,350

Washington (2.7%)
Everett Water and Sewer Revenue,
   2.00%, 7/1/04, MBIA                       1,850       1,862
Port Seattle, IDR,
   Douglas Management Co. Project,
   1.10%*, 12/1/05,
   LOC Bank of America N.A.                  3,200       3,200
State Higher Educational Facilities
   Authority Revenue,
   Seattle Pacific University Project,
   Series A, 1.00%*, 10/1/30,
   LOC Bank of America N.A.                  9,600       9,600

   See notes to schedules of investments and notes to financial statements.

Tax-Free Money Market Fund                  October 31, 2003

(Amounts in Thousands, Except Shares)

                                        Principal
Security Description                      Amount       Value

State Housing Finance Community
   Nonprofit Revenue,
   Overlake School Project,
   1.10%*, 10/1/29,
   LOC Wells Fargo Bank N.A.               $ 2,000    $  2,000

                                                        16,662

West Virginia (0.9%):
State Hospital Finance Authority Revenue,
   VHA Mid-Atlantic,
   Series F, 1.05%*, 12/1/25, AMBAC          5,700       5,700

Wisconsin (8.6%):
Beaver Dam, IDR,
   Apache Stainless Equipment,
   Series A, 1.30%*, 12/1/10,
   LOC Bank One Wisconsin AMT                1,745       1,745
Clayton School District, TRAN,
   1.32%, 9/29/04                            1,060       1,061
Evansville, IDR,
   Stoughton Trailers, Inc.,
   1.30%*, 12/1/08,
   LOC Bank One Milwaukee N.A. AMT           5,980       5,980
Fitchburg, IDR,
   1.30%*, 12/1/18,
   LOC Bank One Wisconsin AMT                2,200       2,200
Fort Atkinson, IDR,
   Lorman Iron & Metal,
   1.35%*, 12/1/11,
   LOC Bank One N.A. AMT                     1,235       1,235
Grafton School District, TRAN,
   1.35%, 9/23/04                            2,400       2,403
Kenosha, IDR,
   Metalmen Building LLC Project,
   1.30%*, 9/1/14,
   LOC Bank One Milwaukee N.A. AMT           2,615       2,615
Kenosha, IDR,
   Metalmen Building LLC Project,
   1.30%*, 9/1/19,
   LOC Bank One Wisconsin AMT                2,000       2,000
Lawrence, IDR,
   R. Lewis & R. Lewis LLC Project,
   1.40%*, 8/1/27,
   LOC Bank One N.A. AMT                     1,000       1,000
Manitowoc Community Development
   Authority Revenue,
   Multifamily Housing,
   Great Lakes Training,
   Series A, 1.30%*, 8/1/37,
   LOC Bayerische Landesbank                20,000      20,000
Port Washington-Saukville
   School District, TRAN,
   1.13%, 10/29/04                           4,000       4,001
Pulaski, IDR, MCL Industries, Inc.,
   1.30%*, 8/1/14,
   LOC Bank One Wisconsin AMT                1,170       1,170


                                         Shares or
                                        Principal
Security Description                      Amount      Value

Rolling, IDR,
   Kretz Lumberg, Inc. Project,
   1.30%*, 11/1/11,
   LOC Bank One Wisconsin AMT              $ 2,825    $  2,825
State Health & Educational
   Facilities Authority Revenue,
   Valley Packaging Industries Project,
   1.20%*, 7/1/21,
   LOC Bank One Wisconsin                    2,160       2,160
Waukesha, IDR, Bahl/Weldall
   Manufacturing, Inc. Project,
   1.30%*, 10/1/18,
   LOC Bank One Wisconsin AMT                3,000       3,000

                                                        53,395

Total Municipal Bonds (Amortized Cost $616,545)        616,545

Investment Companies (0.2%)

AIM Tax Free Money Market Fund           1,250,473       1,250
Federated Tax-Free Money Market Fund        22,711          23

Total Investment Companies (Cost $1,273)                 1,273

Total Investments (Cost $617,818) -- 99.5%             617,818

Other assets in excess of liabilities -- 0.5%            3,193

NET ASSETS -- 100.0%                                  $621,011

   See notes to schedules of investments and notes to financial statements.

THE VICTORY PORTFOLIOS              Schedules of Investments
Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Ohio Municipal Bonds (100.4%)

Archbold, GO, BAN,
   1.60%, 8/12/04                          $ 1,570    $  1,576
Ashland, Series B, GO,
   1.15%, 11/25/03                           2,650       2,650
Ashtabula County Medical Center Project
   Revenue, Hospital & Nursing
   Home Improvements,
   1.09%*, 12/1/07,
   LOC Bank One N.A.                         1,875       1,875
Athens County Port Authority,
   Ohio Inc. Project,
   1.08%*, 6/1/32,
   LOC First Union National Bank             4,000       4,000
Barberton, GO, BAN,
   1.40%, 9/16/04                            2,050       2,054
Bellefontaine, GO, BAN,
   1.52%, 7/29/04 AMT                        1,900       1,904
Bowling Green, IDR,
   Lamson & Sessions Project,
   1.15%*, 8/1/09, LOC
   Harris Trust & Savings Bank AMT           1,300       1,300
Butler County
   Health Care Facilities Revenue,
   Lifesphere Project,
   1.05%*, 5/1/27,
   LOC U.S. Bank N.A.                       14,535      14,536
Butler County,
   Health Care Facilities Revenue,
   1.07%*, 9/1/22,
   LOC Fifth Third Bank                      3,900       3,900
Butler County,
   Hospital Facilities Revenue,
   1.15%*, 11/1/10,
   LOC Fifth Third Bank                      1,570       1,570
Cambridge Hospital Facilities,
   Regional Medical Center Project,
   1.07%*, 12/1/21,
   LOC National City Bank                    4,800       4,800
Centerville Health Care Revenue,
   Bethany Lutheran,
   1.07%*, 11/1/13,
   LOC National City Bank                    4,050       4,050
Cincinnati & Hamilton County
   Port Authority, IDR,
   4th Star Ltd. Partnership Project,
   1.10%*, 5/1/15,
   LOC U.S. Bank Trust N.A.                  5,300       5,300
Cincinnati City School District, GO, BAN,
   1.30%, 1/20/04 (b)                       16,000      16,015
Clark County, GO, BAN,
   1.49%, 6/4/04                             1,975       1,978
Clermont County Sewer Systems Revenue,
   2.00%, 8/1/04, AMBAC                      1,785       1,796
Cleveland Airport Systems Revenue,
   Series D, 1.12%*, 1/1/27, LOC
   Westdeutsche Landesbank AG AMT            1,300       1,300


                                        Principal
Security Description                      Amount       Value

Cleveland Municipal School District, GO,
   2.50%, 12/1/03, FGIC                    $23,720    $ 23,738
Clinton County Hospital Revenue,
   Hospital Capital, Inc.,
   1.13%*, 7/1/29,
   LOC Fifth Third Bank                      1,500       1,500
Clinton County Hospital Revenue,
   McCullough-Hyde Project,
   Series B-1, 1.13%*, 11/1/20,
   LOC Fifth Third Bank                      6,710       6,710
Clinton County,
   Airport Facilities Revenue,
   1.05%*, 6/1/11,
   LOC Wachovia Bank N.A.                   11,800      11,800
Clinton County, GO, BAN,
   1.67%, 5/14/04                            1,081       1,083
Clinton County, GO, BAN,
   1.67%, 5/14/04                            2,727       2,733
Clinton Massie Local School District,
   School Construction,
   1.92%, 3/4/04                             1,000       1,002
Clinton Massie Local School District,
   School Construction, GO, BAN,
   1.84%, 11/25/03                           6,539       6,540
Colonel Crawford Local School District,
   GO, BAN,
   1.60%, 12/18/03                           6,250       6,255
Columbiana County, IDR,
   C & S Land Co. Project, 1.30%*, 8/1/13,
   LOC Bank One N.A. AMT                     2,150       2,150
Columbus Water Systems Revenue,
   3.70%, 11/1/03                            1,000       1,000
Coshocton County,
   Health Care Facilities Revenue,
   Hartville Homes Inc. Project,
   1.20%*, 9/1/20,
   LOC Bank One N.A.                         2,640       2,640
Coshocton County,
   Hospital Facilities Revenue,
   Memorial Hospital Project,
   1.10%*, 3/1/19,
   LOC Bank One Chicago N.A.                 3,000       3,000
Coshocton County,
   Memorial Hospital Project Revenue,
   1.20%*, 3/1/17,
   LOC Bank One Columbus N.A.                2,755       2,755
Cuyahoga County,
   Civic Facilities Revenue,
   700 Prospect Corporate Project,
   1.07%*, 3/1/22,
   LOC Fifth Third Bank                      1,600       1,600
Cuyahoga County,
   Continuing Care Facilities Revenue,
   1.05%*, 2/1/29,
   LOC Lasalle National Bank                 7,200       7,200

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Cuyahoga County, EDR,
   Gilmore Academy Project,
   1.07%*, 2/1/22,
   LOC Fifth Third Bank                    $ 2,190    $  2,190
Cuyahoga County,
   Health Care Facilities Revenue,
   Applewood Centers Inc. Project,
   1.07%*, 11/1/14,
   LOC Fifth Third Bank                      1,930       1,930
Cuyahoga County,
   Health Care Facilities Revenue,
   Judson Retirement Community Project,
   1.10%*, 11/15/19,
   LOC National City Bank                    8,335       8,335
Cuyahoga County,
   Hospital Facilities Revenue,
   Sisters Charity Health Systems,
   1.07%*, 11/1/30,
   LOC National City Bank                    1,600       1,600
Cuyahoga County,
   Hospital Revenue,
   Cleveland Clinic Foundation,
   Series B-1, 1.12%*, 1/1/35,
   LOC JP Morgan Chase Bank                  1,800       1,800
Cuyahoga County,
   Hospital Revenue,
   University Hospital Health,
   Series A, 1.05%*, 1/15/22,
   AMBAC, SPA Chase Manhattan Bank          12,800      12,801
Cuyahoga County,
   Hospital Revenue,
   University Hospital Health,
   Series D, 1.05%*, 1/15/29,
   AMBAC, SPA Chase Manhattan Bank           5,000       5,000
Cuyahoga County,
   Hospital Revenue,
   University Hospitals Health,
   Series E, 1.05%*, 1/15/29,
   AMBAC, SPA Chase Manhattan Bank           1,700       1,700
Cuyahoga County, IDR,
   Horizon Activities Centers Project,
   1.10%*, 7/1/25                            1,120       1,120
Cuyahoga County, IDR,
   Landerhaven Executive Project,
   1.27%*, 12/1/08,
   LOC Star Bank N.A. AMT                    1,695       1,695
Cuyahoga County, IDR,
   Progressive Plastics Project,
   1.30%*, 11/1/13,
   LOC Bank One Columbus N.A. AMT              910         910
Cuyahoga County, IDR,
   Watt Printing Co. Project,
   1.21%*, 4/1/16,
   LOC National City Bank AMT                2,120       2,120


                                        Principal
Security Description                      Amount       Value

Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.15%*, 9/1/14                          $ 1,695    $  1,695
Cuyahoga Falls,
   Hospital Facilities Revenue,
   Portage Trail Care Center Project,
   1.15%*, 5/1/15                            2,500       2,500
Dayton, GO, BAN,
   2.00%, 2/26/04                            2,400       2,407
Elyria, GO, BAN,
   2.00%, 10/21/04                           2,500       2,522
Englewood, GO, BAN,
   1.43%, 8/31/04                            3,500       3,508
Englewood, IDR,
   YMCA Dayton Project,
   Series A, 1.20%*, 3/1/27,
   LOC Bank One N.A.                         3,950       3,950
Erie County, GO, BAN,
   2.00%, 6/10/04                            5,425       5,455
Erie County,
   Health Care Facilities Revenue,
   Series B, 1.15%*, 10/1/21,
   LOC Bank One N.A.                         4,485       4,485
Euclid, GO, BAN,
   2.00%, 3/4/04                             2,398       2,405
Fairborn, EDR,
   1.42%*, 5/1/06,
   LOC Star Bank N.A.                          250         250
Fairfield County, GO, BAN,
   1.75%, 4/15/04                            1,400       1,404
Fairfield County, GO, BAN,
   1.75%, 4/15/04                            2,150       2,156
Fairfield, GO, BAN,
   1.30%, 11/5/04                            1,500       1,503
Franklin County, EDR,
   Columbus Electric Funded Project,
   1.10%*, 4/1/21,
   LOC Bank One N.A.                         1,690       1,690
Franklin County, GO,
   5.00%, 6/1/04                             2,240       2,291
Franklin County,
   Health Care Facilities Revenue,
   1.10%*, 11/1/19,
   LOC National City Bank                    2,055       2,055
Franklin County,
   Health Care Facilities Revenue,
   Presbyterian, Series B,
   1.10%*, 7/1/33,
   LOC National City Bank                    5,000       5,000
Franklin County,
   Health Care Facilities Revenue,
   Wexner Heritage House Project,
   1.15%*, 8/1/20,
   LOC Huntington National Bank              2,800       2,800

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Franklin County,
   Hospital Revenue,
   Children's Hospital Project,
   Series B, 1.19%*, 12/1/14,
   SPA Bank One Columbus N.A.              $ 8,500    $  8,500
Franklin County,
   Multifamily Revenue,
   Golf Pointe Apartments Project,
   Series A, 1.12%*, 1/1/34,
   LOC Lasalle National Bank N.A. AMT        2,300       2,300
Galion City School District, GO, BAN,
   1.70%, 3/8/04                             4,900       4,911
Garfield Heights City School District,
   GO, BAN, 1.85%, 1/22/04                   5,225       5,229
Geauga County, GO, BAN,
   1.30%, 10/7/04                            1,000       1,002
Geauga County,
   Health Care Facilities Revenue,
   Heather Hill Inc. Project,
   Series B, 1.15%*, 7/1/23,
   LOC Bank One Columbus N.A.                9,240       9,240
Green. GO, BAN,
   1.42%, 10/21/04                           1,690       1,695
Grove City, EDR,
   Cross Country Inns, Inc.,
   1.20%*, 6/1/06,
   LOC Bank One Columbus N.A.                  650         650
Grove City,
   Multifamily Revenue,
   Regency Arms Apartments,
   1.15%*, 6/15/30,
   FNMA AMT                                  6,500       6,500
Hamilton County, EDR,
   Boys/Girls Club Inc. Project,
   1.10%*, 12/1/28,
   LOC PNC Bank Ohio N.A.                    2,550       2,550
Hamilton County, EDR,
   Samuel W. Bell Home Project,
   1.10%*, 4/1/22,
   LOC U.S. Bank N.A.                        3,120       3,120
Hamilton County,
   Health Care Facilites Revenue,
   Sisters of Charity Senior Care,
   1.10%*, 8/1/27,
   LOC Fifth Third Bank                      4,250       4,250
Hamilton County,
   Health Care Facilities Revenue,
   Ronald McDonald House Project,
   1.07%*, 5/1/15,
   LOC Fifth Third Bank                      3,150       3,150
Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   1.07%*, 5/15/28,
   LOC U.S. Bank N.A.                        7,490       7,490


                                        Principal
Security Description                      Amount       Value

Hamilton County,
   Hospital Facilities Revenue,
   Children's Hospital Medical Center,
   Series A, 1.07%*, 5/15/17,
   LOC PNC Bank Ohio N.A.                  $10,050    $ 10,050
Hamilton County,
   Hospital Facilities Revenue,
   Elizabeth Gamble,
   Series A, 1.02%*, 6/1/27,
   LOC JP Morgan Chase & Co.                 8,500       8,500
Hamilton County,
   Hospital Revenue,
   Beechwood Home Project,
   1.10%*, 7/1/22,
   LOC Star Bank                             5,900       5,900
Hamilton,
   Electric Revenue,
   Series B, 1.05%*, 10/1/25,
   FSA, SPA Dexia Credit Local               8,485       8,485
Hamilton,
   Multifamily Housing Revenue,
   Series A, 1.09%*, 1/1/30,
   LOC Bank One Indiana N.A.                 6,871       6,871
Henry County, GO, BAN,
   1.75%, 3/25/04                            1,400       1,404
Highland Heights, GO, BAN,
   2.00%, 10/8/04                            1,000       1,008
Hilliard, IDR,
   National Sign,
   1.30%*, 12/1/19,
   LOC Bank One N.A. AMT                     3,100       3,100
Huron County, IDR,
   American Baler Project,
   1.30%*, 4/1/11,
   LOC Bank One Indianapolis AMT             1,175       1,175
Lake County, GO,
   1.37%, 7/29/04                            2,420       2,426
Lake County, GO, BAN,
   2.00%, 4/15/04                            3,000       3,011
Lebanon, GO, BAN,
   2.00%, 9/22/04                            2,000       2,015
Leipsic, IDR,
   Patrick Products Inc. Project,
   1.30%*, 6/1/11,
   LOC Bank One N.A. AMT                     5,710       5,710
Lima,
   Hospital Revenue,
   Lima Memorial Hospital Project,
   1.20%*, 6/1/33,
   LOC Bank One N.A.                         2,500       2,500
Logan County, GO,
   1.70%, 12/1/03, MBIA                        520         520
Lorain City School District,
   Classroom Facilities Improvement,
   GO, 1.45%, 12/1/03, MBIA                    625         625

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Lorain County, IDR,
   Malt Properties Ltd. Project,
   1.30%*, 5/1/31,
   LOC Bank One N.A. AMT                   $ 2,985    $  2,985
Lorain County,
   Independent Living Facilities Revenue,
   Elyria United Methodist Project,
   Series A, 1.08%*, 6/1/22,
   LOC Bank One N.A.                        11,155      11,155
Loveland, GO, BAN,
   1.30%, 9/3/04                             2,225       2,228
Lucas County, IDR,
   American Capital Properties,
   1.21%*, 10/1/18,
   LOC National City Bank AMT                3,405       3,405
Lucas County, IDR,
   Bunting Bearings Corp. Project,
   1.21%*, 8/1/11, AMT                       1,895       1,895
Lucas County, IDR,
   Lott Industries Inc. Project,
   1.10%*, 8/1/21,
   LOC National City Bank                    4,050       4,050
Mahoning County, EDR,
   Family YMCA, St Elizabeth,
   1.10%*, 5/1/21,
   LOC National City Bank                    6,200       6,200
Mahoning County,
   Hospital Facilities Revenue,
   Forum Health Obligation Group,
   Series B, 1.05%*, 12/1/28,
   MBIA, SPA JP Morgan Chase Bank            6,300       6,300
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   1.09%*, 8/1/20,
   LOC Bank One N.A.                         1,890       1,890
Marion County,
   Hospital Revenue,
   Pooled Leasing Program,
   1.09%*, 10/1/22,
   LOC Bank One N.A.                           320         320
Marysville Exempt Village
   School District, GO, BAN,
   1.45%, 5/27/04                            1,700       1,703
Massillon, IDR,
   ARE Inc. Project,
   1.30%*, 12/1/07,
   LOC Bank One N.A. AMT                       900         900
Miami East Local School District,
   GO, BAN, 1.43%, 6/10/04                   2,000       2,004
Monroe County,
   Income Tax Corridor 75,
   1.15%*, 12/1/18, LOC
   Bank of Montreal & Provident Bank         2,000       2,000
Montgomery County, EDR,
   Benjamin & Marian Project,
   Series A, 1.10%*, 4/1/11,
   LOC National City Bank                    2,600       2,600



                                        Principal
Security Description                      Amount       Value

Montgomery County,
   Health Care Facilities Revenue,
   Kettering Affiliated Project,
   1.20%*, 5/1/22,
   LOC Bank One N.A.                       $ 2,800    $  2,800
Montgomery County, IDR,
   Citywide Development Corp. Project,
   1.30%*, 12/1/13,
   LOC Bank One Dayton N.A. AMT              1,900       1,900
Montgomery County, IDR,
   Town Centers Ltd. Partner Project,
   1.65%*, 11/15/16                          2,030       2,030
Montgomery, IDR,
   Bethesda Two Ltd.,
   1.25%*, 5/2/05                            2,110       2,110
Mount Gilead Exempt Village
   School District, GO, BAN,
   1.75%, 9/21/04                            2,000       2,010
Muskingham Watershed
   Conservancy District,
   1.07%*, 5/1/23,
   LOC Fifth Third Bank                      1,095       1,095
Ohio State University 2003C, TECP,
   0.92%, 2/17/04                           10,000      10,000
Ohio State University 2003C, TECP,
   0.95%, 3/9/04 (b)                        10,000      10,000
Orrville,
   Electric Systems Improvements,
   BAN, 1.49%, 9/29/04                       1,000       1,002
Oxford,
   Limited Obligations Revenue,
   UHI Acquisition Inc. Project,
   1.46%*, 9/1/16,
   LOC Bank One N.A. AMT                     5,730       5,730
Parma, IDR,
   FDC Realty Project,
   1.25%*, 12/1/29,
   LOC Bank One N.A. AMT                     2,425       2,425
Perrysburg, GO, BAN,
   1.50%, 11/11/04                           5,785       5,809
Perrysburg,
   Limited Tax, GO, BAN,
   1.50%, 11/11/04                           1,883       1,891
Portage County, GO, BAN,
   1.75%, 10/29/04                           3,297       3,319
Portage County,
   Health Care Facilities Revenue,
   Coleman Professional Services,
   1.25%*, 12/1/22,
   LOC Bank One N.A.                         4,400       4,400
Portage County,
   Health Care Facilities Revenue,
   Hattie Larlham Project,
   1.21%*, 2/1/17,
   LOC Bank One N.A.                         2,460       2,460

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Portage County, IDR,
   NCSP Limited Partnership Project,
   1.30%*, 8/1/29,
   LOC Bank One N.A. AMT                   $ 2,810    $  2,810
Powell, GO, BAN,
   2.04%, 11/5/03                            2,000       2,000
Princeton City School District, GO, BAN,
   1.35%, 1/15/04                            8,000       8,007
Reading, IDR,
   General Tool Co. Project,
   1.20%*, 3/1/08,
   LOC Bank of Montreal
   & Provident Bank AMT                      2,745       2,745
Richland County, IDR,
   Mansfield Motel Partnership,
   1.30%*, 12/1/16,
   LOC Huntington National Bank AMT          2,650       2,650
Rickenbacker Port Authority Revenue,
   1.20%*, 12/1/10,
   LOC Bank One N.A.                         2,100       2,100
Ross County, GO, BAN,
   1.30%, 5/12/04                            1,500       1,500
Salem,
   Hospital Revenue,
   Community Hospital Project,
   1.10%*, 11/1/11,
   LOC Marine Bank                           1,600       1,600
Salem,
   Hospital Revenue,
   Community Hospital Project,
   1.15%*, 11/1/30,
   LOC PNC Bank N.A.                         1,900       1,900
Sandusky, GO, BAN,
   1.00%, 1/22/04                            4,800       4,801
Seneca County,
   County Building Improvements,
   GO, BAN, 1.86%, 12/4/03                   1,280       1,280
Seneca County,
   Hospital Facilities Revenue,
   St. Francis Home Inc. Project,
   1.07%*, 12/15/13,
   LOC National City Bank                    1,600       1,600
Solon, IDR,
   JTM Products Inc. Project,
   1.21%*, 6/1/21,
   LOC National City Bank AMT                3,430       3,430
St Clairsville, GO, BAN,
   1.50%, 4/29/04                            2,523       2,526
Stark County, IDR,
   Polymer Packaging Project,
   1.21%*, 7/1/21,
   LOC National City Bank AMT                1,065       1,065
State Air Quality Development Authority
   Revenue, Ohio Edison Co.,
   Series A, 1.03%*, 2/1/14,
   LOC Wachovia Bank N.A.                    3,500       3,500


                                        Principal
Security Description                      Amount       Value

State Air Quality Development Authority
   Revenue, Pollution Control,
   PA Power Co.,
   1.10%*, 6/1/27,
   LOC First National Bank AMT             $ 3,050    $  3,050
State EDR,
   YMCA Greater Cincinnati Project,
   1.10%*, 11/1/21,
   LOC Bank One N.A.                         4,135       4,135
State Environmental
   Improvement Revenue,
   Newark Group Industries Inc. Project,
   1.07%*, 12/1/26, AMT                      9,955       9,955
State Higher Educational Facility
   Commission Revenue,
   Columbus College Art Project,
   Series B, 1.10%*, 9/1/23,
   LOC Huntington National Bank              9,700       9,700
State Higher Educational Facility
   Commission Revenue,
   Capital Facilities, Series II-A,
   5.00%, 12/1/03                            1,605       1,610
State Higher Educational Facility
   Commission Revenue,
   Malone College,
   1.10%*, 4/1/09,
   LOC National City Bank                    6,000       6,000
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing,
   1.20%*, 12/1/16,
   LOC Fifth Third Bank                      1,445       1,445
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing,
   1.20%*, 9/1/18,
   LOC Fifth Third Bank                      2,780       2,780
State Higher Educational Facility
   Commission Revenue,
   Pooled Financing,
   Series C, 1.20%*, 9/1/25,
   LOC Fifth Third Bank                      2,935       2,935
State Higher Educational Facility
   Commission Revenue,
   Wilmington College,
   1.20%*, 10/1/11,
   LOC Fifth Third Bank                      1,910       1,910
State Higher Educational Facility
   Commission Revenue,
   Xavier University Project,
   Series B, 1.15%*, 11/1/30,
   LOC Firstar Bank N.A.                     4,000       4,000
State Highway Capital Improvements,
   Series G, GO,
   1.60%, 5/1/04                               500         501

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

State Housing Finance Agency,
   Multifamily Revenue,
   Chambrel at Montrose, Series F,
   1.05%*, 11/15/32, FNMA                  $11,451    $ 11,451
State Solid Waste Revenue,
   BP Chemical, Inc. Project,
   1.20%*, 8/1/34, AMT                       1,800       1,800
State Solid Waste Revenue,
   BP Exploration & Oil Project,
   1.20%*, 8/1/34, AMT                       3,400       3,400
State Solid Waste Revenue,
   BP Exploration & Oil Project,
   1.20%*, 8/1/34                            2,600       2,600
State Solid Waste Revenue,
   BP Products North America,
   Series B, 1.20%*, 8/1/34, AMT             8,200       8,200
State Solid Waste Revenue,
   Republic Services Inc.,
   1.15%*, 4/1/33,
   LOC Bank One N.A. AMT                     1,000       1,000
State University,
   General Receipts,
   1.05%*, 12/1/26,
   FSA, SPA Dexia Bank                       3,700       3,700
State Water Development
   Authority Revenue,
   4.00%, 12/1/03, AMBAC                     1,000       1,002
State Water Development
   Authority Revenue,
   PA Power Co. Project,
   1.10%*, 6/1/27,
   LOC First National Bank AMT               5,800       5,800
State Water Development Authority,
   Pollution Control Facilities Revenue,
   Cleveland Electric Illuminating Co.,
   Series B, 1.05%*, 8/1/20,
   LOC Barclays Bank New York               14,850      14,851
Summit County,
   Cuyahoga Falls General Hospital,
   Series B, 1.15%*, 7/1/04,
   LOC Bank One N.A.                           780         780
Summit County, IDR,
   Atlas Steel Project,
   1.21%*, 6/1/10,
   LOC National City Bank AMT                2,600       2,600
Summit County, IDR,
   Delco Corp. Project,
   1.21%*, 6/1/16, AMT                         680         680
Summit County, IDR,
   Fiocca Inc. Project,
   1.20%*, 6/1/16,
   LOC Fifth Third Bank AMT                  1,780       1,780
Summit County, IDR,
   GO-JO Industries Inc. Project,
   1.20%*, 9/1/05,
   LOC Bank One N.A.                           885         885


                                        Principal
Security Description                      Amount       Value

Summit County, IDR,
   Rogers Industrial Products Project,
   1.90%*, 11/1/09,
   LOC Fifth Third Bank AMT                $   755    $    755
Summit County, IDR,
   Summit Plastic Co. Project,
   1.21%*, 6/1/10,
   LOC National City Bank AMT                1,730       1,730
Summit County, IDR,
   VMS Development Project,
   1.21%*, 7/1/18,
   LOC National City Bank AMT                2,440       2,440
Toledo City Services Special Assessment,
   1.10%*, 12/1/03,
   LOC Bank One N.A.                         1,000       1,000
Toledo City Services Special Assessment,
   1.10%*, 6/1/04,
   LOC Bank One N.A.                         6,400       6,400
Toledo, Lucas County,
   1.10%*, 12/1/06,
   LOC Wachovia Bank N.A.                    2,800       2,800
Trumbull County, IDR,
   1.30%*, 10/1/19,
   LOC Bank One Columbus N.A. AMT            2,975       2,975
Union County, Memorial Hospital
   Improvements, GO,
   1.75%, 4/15/04                            1,725       1,729
University General Receipts,
   Athens, BAN, Series B,
   1.49%, 2/26/04                            3,550       3,554
Van Wert County, IDR,
   Kennedy Manufacturing Co.,
   1.30%*, 11/1/17,
   LOC Bank One N.A. AMT                     1,200       1,200
Warren County, EDR,
   Ralph J. Stolle Countryside,
   1.07%*, 8/1/20,
   LOC Fifth Third Bank                        900         900
Warren County,
   Health Care Facilities Revenue,
   Otterbein Homes, Series A,
   1.04%*, 7/1/21,
   LOC Fifth Third Bank                      4,590       4,590
Warren County, IDR,
   Lindsey Steel Processing,
   1.20%*, 8/1/07,
   LOC Firstar Bank N.A. AMT (a)             1,705       1,705
Washington County, GO, BAN,
   1.46%, 5/27/04                            4,433       4,439
Washington County,
   Hospital Revenue,
   Marietta Area Health,
   1.07%*, 12/1/26,
   LOC Fifth Third Bank                      4,665       4,665

   See notes to schedules of investments and notes to financial statements.

Ohio Municipal Money Market Fund            October 31, 2003

(Amounts in Thousands, Except Shares)

                                        Principal
Security Description                      Amount       Value

Wayne County,
   Health Care Facilities Revenue,
   West View Manor Project,
   1.13%*, 9/1/21,
   LOC Fifth Third Bank                    $ 4,315    $  4,315
Wayne County, IDR,
   1.30%*, 6/1/08,
   LOC Bank One N.A. AMT                       915         915
Westerville, EDR,
   American Ceramic Society,
   1.35%*, 12/1/11                           1,605       1,605
Westlake, IDR,
   Logan Westlake Project,
   1.20%*, 6/1/16,
   LOC Fifth Third Bank AMT                  1,295       1,295
Williams County, IDR,
   Letts Industries Inc. Project,
   1.28%*, 11/1/08, AMT                      1,390       1,390
Wood County, EDR,
   Cast Masters Inc. Acquisition,
   1.27%*, 2/1/12,
   LOC MidAmerican National
   Bank & Trust AMT                          1,420       1,420
Wood County, IDR,
   Jerl Machine Project,
   1.14%*, 9/1/16,
   LOC Fifth Third Bank AMT                  1,000       1,000
Wood County, IDR,
   Principle Bus Project,
   Series A, 1.18%*, 8/1/08,
   LOC Fifth Third Bank AMT                  2,495       2,495
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.10%*, 10/1/20,
   LOC Firstar Bank N.A.                     5,525       5,525
Woodlawn, EDR,
   Goodwill Industrial Project,
   1.10%*, 11/1/20,
   LOC U.S. Bank N.A.                        3,000       3,000
Woodlawn, IDR,
   Southland Properties LLP Project,
   1.20%*, 6/1/08, LOC Bank of
   Montreal & Provident Bank AMT             1,140       1,140

Total Ohio Municipal Bonds
(Amortized Cost $691,136)                              691,136


Security Description                      Shares       Value

Investment Companies (0.0%)

Federated Ohio Municipal
   Cash Trust Fund                             511    $      1

Total Investment Companies (Cost $1)                         1

Total Investments (Cost $691,137) -- 100.4%            691,137

Liabilities in excess of other assets -- (0.4)%         (2,758)

NET ASSETS -- 100.0%                                  $688,379

Notes to Schedules of Investments

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at October 31, 2003. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

BAN -- Bond Anticipation Note

CFC -- Cooperative Finance Corp.

EDR -- Economic Development Revenue

FGIC -- Insured by Financial Guaranty Insurance Co.

FHLB -- Insured by Federal Home Loan Bank

FNMA -- Insured by Federal National Mortgage Association

FSA -- Insured by Financial Security Assurance

GO -- General Obligation

IDR -- Industrial Development Revenue

LOC -- Letter of Credit

MBIA -- Insured by Municipal Bond Insurance Association

MTN -- Medium Term Note

SCSDE -- South Carolina School District Enhancement

SPA -- Standby Purchase Agreement

TAN -- Tax Anticipation Note

TECP -- Tax-Exempt Commercial Paper

TRAN -- Tax and Revenue Anticipation Note

VHA -- Voluntary Hospitals of America

   See notes to schedules of investments and notes to financial statements.


                                         Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                       October 31, 2003

(Amounts in Thousands, Except Per Share Amounts)


                                                                         Gradison               Prime              Financial
                                                                        Government           Obligations           Reserves
                                                                       Reserves Fund            Fund                 Fund

ASSETS:
Investments, at value                                                   $3,495,738           $1,457,472            $487,633
Repurchase agreements, at value                                                 --              174,100              45,400

     Total Investments                                                   3,495,738            1,631,572             533,033

Cash                                                                            51                   64                  96
Interest receivable                                                         11,197                2,075                 999
Prepaid expenses and other assets                                               14                    7                  10

         Total Assets                                                    3,507,000            1,633,718             534,138

LIABILITIES:
Dividends payable                                                              870                  483                 207
Accrued expenses and other payables:
     Investment advisory fees                                                1,188                  503                 232
     Administration fees                                                        32                   22                   7
     Custodian fees                                                             56                   35                  14
     Accounting fees                                                             1                    1                   1
     Transfer agent fees                                                        91                   32                   7
     Shareholder service fees -- Class A Shares                                 --                  330                  --
     Shareholder service fees -- Select Shares                                 714                   --                  --
     Other                                                                     294                  138                  57

         Total Liabilities                                                   3,246                1,544                 525

NET ASSETS:
Capital                                                                  3,503,361            1,632,175             533,614
Accumulated undistributed net investment income                                393                   --                  --
Accumulated net realized gains (losses)
   from investment transactions                                                 --                   (1)                 (1)

         Net Assets                                                     $3,503,754           $1,632,174            $533,613

Net Assets
     Class A Shares                                                     $       --           $1,632,174            $533,613
     Trust Shares                                                          260,102                   --                  --
     Class C Shares                                                              2                   --                  --
     Select Shares                                                       3,243,650                   --                  --

         Total                                                          $3,503,754           $1,632,174            $533,613

Outstanding units of beneficial interest (shares)
     Class A Shares                                                             --            1,632,175             533,506
     Trust Shares                                                          260,024                   --                  --
     Class C Shares                                                              2                   --                  --
     Select Shares                                                       3,243,145                   --                  --

         Total                                                           3,503,171            1,632,175             533,506

Net asset value
     Offering and redemption price per share -- Class A Shares                  --           $     1.00            $   1.00
     Offering and redemption price per share -- Trust Shares            $     1.00                   --                  --
     Offering and redemption price per share -- Class C Shares          $     1.00                   --                  --
     Offering and redemption price per share -- Select Shares           $     1.00                   --                  --


                      See notes to financial statements.


                                                Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                              October 31, 2003

(Amounts in Thousands, Except Per Share Amounts)


                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

ASSETS:
Investments, at value                                                                             $617,818             $691,137
Cash                                                                                                    56                  141
Interest receivable                                                                                  1,437                1,660
Receivable from brokers for investments sold                                                         8,083                5,215
Prepaid expenses and other assets                                                                        9                    8

         Total Assets                                                                              627,403              698,161

LIABILITIES:
Dividends payable                                                                                      166                   94
Payable to brokers for investments purchased                                                         5,903                9,203
Accrued expenses and other payables:
     Investment advisory fees                                                                          188                  302
     Administration fees                                                                                 8                    9
     Custodian fees                                                                                     13                   13
     Accounting fees                                                                                     1                    1
     Transfer agent fees                                                                                 9                   11
     Shareholder service fees -- Class A Shares                                                         81                  126
     Other                                                                                              23                   23

         Total Liabilities                                                                           6,392                9,782

NET ASSETS:
Capital                                                                                            621,116              688,384
Accumulated net realized losses from investment transactions                                          (105)                  (5)

         Net Assets                                                                               $621,011             $688,379

Outstanding units of beneficial interest (shares)                                                  621,114              688,384

Net asset value
     Offering and redemption price per share -- Class A Shares                                    $   1.00             $   1.00


                      See notes to financial statements.


                                                      Statements of Operations
THE VICTORY PORTFOLIOS                     For the Year Ended October 31, 2003

(Amounts in Thousands)


                                                                                Gradison               Prime             Financial
                                                                               Government           Obligations          Reserves
                                                                              Reserves Fund            Fund                Fund

Investment Income:
Interest income                                                                  $47,877              $24,893              $7,930

     Total Income                                                                 47,877               24,893               7,930

Expenses:
Investment advisory fees                                                          14,714                6,424               2,926
Administration fees                                                                4,526                2,233                 712
Shareholder service fees -- Class A Shares                                            --                4,588                  --
Shareholder service fees -- Select Shares                                          8,513                   --                  --
Accounting fees                                                                      109                  120                 114
Custodian fees                                                                       686                  379                 130
Legal and audit fees                                                                 378                  161                  44
Trustees' fees and expenses                                                          215                   96                  26
Transfer agent fees                                                                  472                  222                  25
Registration and filing fees                                                          37                    9                  18
Printing fees                                                                        293                   96                  --
Other                                                                                101                   84                  18

     Total Expenses                                                               30,044               14,412               4,013

Expenses reduced by administrator                                                 (1,417)                  --                  --

     Expenses before reimbursement from administrator                             28,627                   --                  --
     Expenses reimbursed by administrator                                             --<F1>               --                  --

     Net Expenses                                                                 28,627               14,412               4,013

Net Investment Income                                                             19,250               10,481               3,917

Realized Gains (Losses) from Investments:

Net realized gains (losses) from investment transactions                             184                   (1)                 (1)

Change in net assets resulting from operations                                   $19,434              $10,480              $3,916


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


                                                      Statements of Operations
THE VICTORY PORTFOLIOS                     For the Year Ended October 31, 2003

(Amounts in Thousands)


                                                                                                  Tax-Free         Ohio Municipal
                                                                                                Money Market        Money Market
                                                                                                    Fund                Fund

Investment Income:
Interest income                                                                                    $8,149              $10,192
Dividend income                                                                                        62                   --

     Total Income                                                                                   8,211               10,192

Expenses:
Investment advisory fees                                                                            2,370                4,131
Administration fees                                                                                   824                1,005
Shareholder service fees -- Class A Shares                                                          1,693                2,066
Accounting fees                                                                                       112                  114
Custodian fees                                                                                        138                  164
Legal and audit fees                                                                                   68                   80
Trustees' fees and expenses                                                                            36                   43
Transfer agent fees                                                                                    35                   44
Registration and filing fees                                                                           18                   17
Printing fees                                                                                          11                   15
Other                                                                                                  28                   34

     Total Expenses                                                                                 5,333                7,713

Expenses reduced by adviser                                                                            --                  (34)

     Net Expenses                                                                                   5,333                7,679

Net Investment Income                                                                              $2,878              $ 2,513


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                           Gradison Government                   Prime                         Financial
                                              Reserves Fund                 Obligations Fund                 Reserves Fund

                                          Year             Year            Year           Year             Year          Year
                                          Ended            Ended           Ended          Ended            Ended         Ended
                                       October 31,      October 31,     October 31,    October 31,      October 31,   October 31,
                                          2003             2002            2003           2002             2003          2002

From Investment Activities:
Operations:
     Net investment income            $     19,250     $     53,290    $    10,481     $    36,052      $   3,917     $     9,212
     Net realized gains
       (losses) from
       investment transactions                 184              436             (1)             24             (1)             24

Change in net assets resulting
   from operations                          19,434           53,726         10,480          36,076          3,916           9,236

Distributions to Shareholders:
     From net investment income:
         Class A Shares                         --               --        (10,500)        (36,052)        (3,937)         (9,216)
         Trust Shares                       (2,375)          (5,176)            --              --             --              --
         Class C Shares                         --<F2>           --             --              --             --              --
         Select Shares                     (17,153)         (48,162)            --              --             --              --

Change in net assets from
   distributions to shareholders           (19,528)         (53,338)       (10,500)        (36,052)        (3,937)         (9,216)

Change in net assets from
   capital transactions                   (323,120)        (567,548)      (553,724)       (860,596)      (124,791)        (96,207)

Change in net assets                      (323,214)        (567,160)      (553,744)       (860,572)      (124,812)        (96,187)

Net Assets:
     Beginning of period                 3,826,968        4,394,128      2,185,918       3,046,490        658,425         754,612

     End of period                    $  3,503,754     $  3,826,968    $ 1,632,174     $ 2,185,918      $ 533,613     $   658,425

Share Transactions:<F1>
     Class A Shares
         Proceeds from
            shares issued                       --               --      6,077,309       5,405,007        874,970       2,080,531
         Dividends reinvested                   --               --         11,430          38,173            160             657
         Cost of shares redeemed                --               --     (6,642,463)     (6,303,776)      (999,920)     (2,177,395)

              Total Class A Shares              --               --       (553,724)       (860,596)      (124,790)        (96,207)

     Trust Shares
         Proceeds from
            shares issued                3,411,213        4,507,141             --              --             --              --
         Dividends reinvested                    4               11             --              --             --              --
         Cost of shares redeemed        (3,422,714)      (4,526,422)            --              --             --              --

              Total Trust Shares           (11,497)         (19,270)            --              --             --              --

     Class C Shares
         Proceeds from
            shares issued                      283               --             --              --             --              --
         Dividends reinvested                   --<F2>           --             --              --             --              --
         Cost of shares redeemed              (281)              --             --              --             --              --

              Total Class C Shares               2               --             --              --             --              --

     Select Shares
         Proceeds from
            shares issued               14,658,325       13,864,518             --              --             --              --
         Dividends reinvested               18,298           46,272             --              --             --              --
         Cost of shares redeemed       (14,988,223)     (14,459,068)            --              --             --              --

              Total Select Shares         (311,600)        (548,278)            --              --             --              --

Change from share transactions            (323,095)        (567,548)      (553,724)       (860,596)      (124,790)        (96,207)

Accumulated undistributed
   net investment income              $        393     $        503    $        --     $        19      $      --     $        20


<F1> Share transactions are at net asset value of $1.00 per share.

<F2> Rounds to less than $1,000.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                    Statements of Changes in Net Assets

(Amounts in Thousands)


                                                                               Tax-Free                     Ohio Municipal
                                                                           Money Market Fund               Money Market Fund

                                                                         Year            Year            Year            Year
                                                                         Ended           Ended           Ended           Ended
                                                                      October 31,     October 31,     October 31,     October 31,
                                                                         2003            2002            2003            2002

From Investment Activities:
Operations:
     Net investment income                                           $     2,878     $     6,691     $     2,513      $     7,196

Distributions to Shareholders:
     From net investment income:
         Class A Shares                                                   (2,878)         (6,691)         (2,513)          (7,196)

Change in net assets from distributions to shareholders                   (2,878)         (6,691)         (2,513)          (7,196)

Change in net assets from capital transactions                           (33,000)       (120,544)       (162,658)         (84,170)

Change in net assets                                                     (33,000)       (120,544)       (162,658)         (84,170)

Net Assets:
     Beginning of period                                                 654,011         774,555         851,037          935,207

     End of period                                                   $   621,011     $   654,011     $   688,379      $   851,037

Share Transactions:<F1>
     Class A Shares
         Proceeds from shares issued                                   1,619,362       1,457,874       1,357,178        1,501,840
         Dividends reinvested                                              2,685           5,867           2,573            6,671
         Cost of shares redeemed                                      (1,655,047)     (1,584,285)     (1,522,405)      (1,592,681)

Change from share transactions                                           (33,000)       (120,544)       (162,654)         (84,170)

Accumulated undistributed net investment income                      $        --     $        --     $        --      $        --


<F1> Share transactions are at net asset value of $1.00 per share.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                             Gradison Government Reserves Fund

                                                                               Trust Shares                 Class C Shares

                                                                                               October 15,     March 1,
                                                                     Year          Year           2001           2003
                                                                     Ended         Ended         through        through
                                                                  October 31,   October 31,    October 31,    October 31,
                                                                     2003          2002         2001<F2>       2003<F2>

Net Asset Value, Beginning of Period                               $  1.000      $  1.000       $  1.000        $ 1.000

Investment Activities
     Net investment income                                            0.008         0.015          0.001          0.002

Distributions
     Net investment income                                           (0.008)       (0.015)        (0.001)        (0.002)

Net Asset Value, End of Period                                     $  1.000      $  1.000       $  1.000        $ 1.000

Total Return                                                           0.76%         1.48%          0.11%<F4>      0.24%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)                                  $260,102      $271,606       $290,861        $     2
Ratio of expenses to average net assets <F3>                           0.53%         0.50%          0.42%<F5>      0.82%<F5>
Ratio of net investment income to average net assets <F3>              0.75%         1.46%          2.30%<F5>      0.27%<F5>
Ratio of expenses to average net assets<F1>                            0.57%         0.56%         10.12%<F5>      8.77%<F5>
Ratio of net investment income to average net assets<F1>               0.71%         1.40%         (7.40)%<F5>    (7.68)%<F5>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.50% until at least February 28, 2013.

<F4> Not annualized.

<F5> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                    Gradison Government Reserves Fund

                                                                              Select Shares

                                             Year           Year           Year          Year           Month           Year
                                             Ended          Ended          Ended         Ended          Ended           Ended
                                          October 31,    October 31,    October 31,   October 31,    October 31,    September 30,
                                             2003           2002           2001          2000           1999          1999<F2>

Net Asset Value, Beginning of Period      $    1.000     $    1.000     $    1.000    $    1.000     $    1.000       $    1.000

Investment Activities
     Net investment income                     0.005          0.012          0.041         0.054          0.004            0.044

Distributions
     Net investment income                    (0.005)        (0.012)        (0.041)       (0.054)        (0.004)          (0.044)

Net Asset Value, End of Period            $    1.000     $    1.000     $    1.000    $    1.000     $    1.000       $    1.000

Total Return                                    0.50%          1.21%          4.20%         5.56%          0.39%<F3>        4.46%

Ratios/Supplementary Data:
Net Assets at end of period (000)         $3,243,650     $3,555,362     $4,103,267    $2,135,527     $2,028,020       $2,018,755
Ratio of expenses to
   average net assets                           0.79%          0.77%          0.77%         0.72%          0.72%<F4>        0.71%
Ratio of net investment income
   to average net assets                        0.50%          1.21%          4.04%         5.42%          4.61%<F4>        4.34%
Ratio of expenses to
   average net assets<F1>                       0.83%          0.82%          0.82%         0.90%          0.84%<F4>        0.77%
Ratio of net investment income
   to average net assets<F1>                    0.46%          1.16%          3.99%         5.24%          4.49%<F4>        4.28%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, Gradison U.S. Government Reserves became the
     Gradison Government Reserves Fund, a series of The Victory Portfolios. Financial highlights prior to April 1, 1999 represent Gradison U.S. Government Reserves.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                                Prime Obligations Fund

                                                           Year           Year          Year           Year            Year
                                                           Ended          Ended         Ended          Ended           Ended
                                                        October 31,    October 31,   October 31,    October 31,     October 31,
                                                           2003           2002          2001           2000            1999

Net Asset Value, Beginning of Period                    $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Investment Activities
     Net investment income                                   0.006          0.013         0.042          0.055          0.044

Distributions
     Net investment income                                  (0.006)        (0.013)       (0.042)        (0.055)        (0.044)

Net Asset Value, End of Period                          $    1.000     $    1.000    $    1.000     $    1.000     $    1.000

Total Return                                                  0.56%          1.27%         4.31%          5.67%          4.52%

Ratios/Supplementary Data:
Net Assets at end of period (000)                       $1,632,174     $2,185,918    $3,046,490     $2,553,015     $2,060,039
Ratio of expenses to
   average net assets                                         0.79%          0.77%         0.76%          0.78%          0.79%
Ratio of net investment income
   to average net assets                                      0.57%          1.27%         4.17%          5.55%          4.43%


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                                   Financial Reserves Fund

                                                              Year           Year          Year           Year           Year
                                                              Ended          Ended         Ended          Ended          Ended
                                                           October 31,    October 31,   October 31,    October 31,    October 31,
                                                              2003           2002          2001           2000           1999

Net Asset Value, Beginning of Period                        $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                                     0.007          0.014         0.043          0.056          0.045

Distributions
     Net investment income                                    (0.007)        (0.014)       (0.043)        (0.056)        (0.045)

Net Asset Value, End of Period                              $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                                    0.67%          1.39%         4.44%          5.75%          4.62%

Ratios/Supplementary Data:
Net Assets at end of period (000)                           $533,613       $658,425      $754,612       $737,512       $818,452
Ratio of expenses to average net assets                         0.69%          0.68%         0.68%          0.70%          0.68%
Ratio of net investment income to average net assets            0.67%          1.38%         4.36%          5.58%          4.52%


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                             Tax-Free Money Market Fund

                                                           Year           Year          Year           Year           Year
                                                           Ended          Ended         Ended          Ended          Ended
                                                        October 31,    October 31,   October 31,    October 31,    October 31,
                                                           2003           2002          2001           2000           1999

Net Asset Value, Beginning of Period                     $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Investment Activities
     Net investment income                                  0.004          0.009         0.026          0.033          0.025

Distributions
     Net investment income                                 (0.004)        (0.009)       (0.026)        (0.033)        (0.025)

Net Asset Value, End of Period                           $  1.000       $  1.000      $  1.000       $  1.000       $  1.000

Total Return                                                 0.43%          0.92%         2.59%          3.38%          2.55%

Ratios/Supplementary Data:
Net Assets at end of period (000)                        $621,011       $654,011      $774,555       $675,324       $697,633
Ratio of expenses to
   average net assets                                        0.79%          0.78%         0.78%          0.80%          0.79%
Ratio of net investment income
   to average net assets                                     0.43%          0.92%         2.54%          3.32%          2.51%


                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                   Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                       Ohio Municipal Money Market Fund

                                                         Year          Year          Year          Year           Year
                                                         Ended         Ended         Ended         Ended          Ended
                                                      October 31,   October 31,   October 31,   October 31,    October 31,
                                                         2003          2002          2001          2000           1999

Net Asset Value, Beginning of Period                   $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Investment Activities
     Net investment income                                0.003         0.008         0.025         0.032          0.025

Distributions
     Net investment income                               (0.003)       (0.008)       (0.025)       (0.032)        (0.025)

Net Asset Value, End of Period                         $  1.000      $  1.000      $  1.000      $  1.000       $  1.000

Total Return                                               0.29%         0.78%         2.52%         3.27%          2.49%

Ratios/Supplementary Data:
Net Assets at end of period (000)                      $688,379      $851,037      $935,207      $884,369       $934,744
Ratio of expenses to
   average net assets                                      0.93%         0.93%         0.93%         0.87%          0.82%
Ratio of net investment income
   to average net assets                                   0.30%         0.78%         2.50%         3.22%          2.45%
Ratio of expenses to
   average net assets<F1>                                  <F2>          <F2>          <F2>          0.93%          0.93%
Ratio of net investment income
   to average net assets<F1>                               <F2>          <F2>          <F2>          3.16%          2.34%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                       October 31, 2003


1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly known as a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 22 active funds. The accompanying financial statements and financial highlights are those of the Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and the Ohio Municipal Money Market Fund (collectively, the "Funds").

     The Gradison Government Reserves Fund is authorized to issue three classes of shares: Trust Shares, Class C Shares and Select Shares (known as Class G Shares prior to January 1, 2003). Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Gradison Government Reserves Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Prime Obligations Fund seeks to provide current income consistent with liquidity and stability of principal. The Financial Reserves Fund seeks to provide as high a level of current income as is consistent with preserving capital and providing liquidity. The Tax-Free Money Market Fund seeks to provide current interest income free from federal income taxes consistent with relative liquidity and stability of principal. The Ohio Municipal Money Market Fund seeks to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.


2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are recorded at value, determined on the basis of amortized cost, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash or liquid securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2003, the Ohio Municipal Money Market Fund had outstanding "when-issued" purchase commitments, with corresponding assets segregated of $9,202,624.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions, such as banks and broker-dealers, that Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Securities subject to repurchase

                                  Continued

THE VICTORY PORTFOLIOS                                       October 31, 2003

     agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee. The Gradison Government Reserves Fund does not participate in the Line of Credit and, therefore, does not pay a pro-rata portion of the commitment fee. As of October 31, 2003, there were no loans outstanding.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly for the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or another appropriate basis. Fees paid under a Fund's shareholder servicing plan, as well as transfer agency, printing and state registration fees, are borne by the specific class of shares to which they apply.


3.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under terms of the Investment Advisory Agreement, the investment advisory fee of the Gradison Government Reserves Fund is computed at an annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $1 billion, 0.40% of the Fund's average daily net assets between $1 billion and $2 billion, and 0.35% of the Fund's average daily net assets greater than $2 billion; the investment advisory fees of the Prime Obligations Fund and the Tax-Free Money Market Fund are computed at an annual rate of 0.35% of each Fund's average daily net assets; the investment advisory fees of the Financial Reserves Fund and the Ohio Municipal Money Market fund are computed at an annual rate of 0.50% of each Fund's average daily net assets.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and as the Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly-owned subsidiary of BISYS, serves as distributor for the shares of the Trust.

                                  Continued

THE VICTORY PORTFOLIOS                                       October 31, 2003

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee at an annual rate of up to 1.00% of the average daily net assets of the Class C Shares of the Gradison Government Reserves Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Distributor or financial institutions (directly or through the Distributor) may receive from all the funds except the Trust Shares and Class C Shares of the Gradison Government Reserves Fund, and shares of the Financial Reserves Fund, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange, and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.


4.   Concentration of Credit Risk:

     The Ohio Municipal Money Market Fund invests primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors, which might adversely affect municipalities and companies within the state of Ohio, than are other types of funds, which are not geographically concentrated to the same extent.


5.   Federal Income Tax Information:

     The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):



                                                                Distributions
                                                                  Paid From                                              Total
                                                                  Ordinary        Total Taxable      Tax-Exempt      Distributions
                                                                   Income         Distributions     Distributions        Paid

     Gradison Government Reserves Fund                              22,361           22,361               --            22,361
     Prime Obligations Fund                                         12,142           12,142               --            12,142
     Financial Reserves Fund                                         4,416            4,416               --             4,416
     Tax-Free Money Market Fund                                          1                1            3,275             3,276
     Ohio Municipal Money Market Fund                                    3                3            3,026             3,029


     As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):



                                                                                                       Accumulated       Total
                                            Undistributed Undistributed                                  Capital      Accumulated
                                             Tax-Exempt     Ordinary      Accumulated   Distributions   and Other      Earnings/
                                               Income        Income        Earnings        Payable       Losses        (Deficit)

     Gradison Government
       Reserves Fund                             --           1,263         1,263          (870)            --            393
     Prime Obligations Fund                      --             483           483          (483)            (1)            (1)
     Financial Reserves Fund                     --             207           207          (207)            (1)            (1)
     Tax-Free
       Money Market Fund                        166              --           166          (166)          (105)          (105)
     Ohio Municipal
       Money Market Fund                         94              --            94           (94)            (5)            (5)


     As of October 31, 2003, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):



                                                                            Expiration Year

                                           2006         2007         2008         2009         2010         2011         Total

     Prime Obligations Fund                 --           --           --           --           --            1             1
     Financial Reserves Fund                --           --           --           --           --            1             1
     Tax-Free Money Market Fund              4           27           71            3           --           --           105
     Ohio Municipal
       Money Market Fund                    --            5           --           --           --           --             5


                        REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position Gradison Government Reserves Fund, Prime Obligations Fund, Financial Reserves Fund, Tax-Free Money Market Fund and Ohio Municipal Money Market Fund (five of the Funds constituting The Victory Portfolios, hereafter referred to as the "Funds") at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Columbus, Ohio
December 15, 2003

              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 56      Trustee            Retired (since 2001); Managing Director         22          Great Lakes Chemical
c/o The Victory Portfolios                      (2000-2001), Internet Capital Group                         Corporation
3435 Stelzer Road                               (venture capital); Executive Vice President,
Columbus, OH 43219                              (1993-2000), GE Capital (financial services).
8/02-Present


Frankie D. Hughes, 50        Trustee            Principal and Chief Investment Officer          22          None
c/o The Victory Portfolios                      (since 1993), Hughes Capital Management,
3435 Stelzer Road                               Inc. (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 53               Trustee            Executive Vice President and Chief              22          Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief Financial
3/02-Present                                    Officer, John D. & Catherine T. MacArthur
                                                Foundation (grant making) (June 1998-
                                                December 2002); Vice President and
                                                Treasurer (1990-1998), Dartmouth College.

Eugene J. McDonald, 71       Trustee            Principal and Chief Investment Officer,         22          Flag Funds Complex;
c/o The Victory Portfolios                      Quellos Private Capital Markets LLC                         (26 portfolios);
3435 Stelzer Road                               (private investment firm); Executive                        National Commerce
Columbus, OH 43219                              Vice President, Office of Investment                        Financial Corp.;
12/97-Present                                   Counsel, Duke University; President and                     Red Hat, Inc.; Incara
                                                CEO (1990-2000), Duke Management                            Pharmaceuticals
                                                Company.                                                    Corporation

Dr. Thomas F Morrissey, 70   Trustee            Professor, Weatherhead School of                22          None
c/o The Victory Portfolios                      Management, Case Western Reserve
3435 Stelzer Road                               University.
Columbus, OH 43219
11/94-Present

Karen F. Shepherd, 63        Trustee            Member (since 1996), Shepherd                   22          None
c/o The Victory Portfolios                      Properties, LC and Vincent Shepherd
3435 Stelzer Road                               Investments, LC (real estate investments);
Columbus, OH 43219                              U.S. Executive Director (1996-2002),
8/02-Present                                    European Bank for Reconstruction &
                                                Development; Director, Majority Council
                                                (since 2002), Emily's List (political action
                                                committee).

Frank A. Weil, 72            Trustee            Chairman (since 1984), Abacus &                 22          None
c/o The Victory Portfolios                      Associates, Inc. (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present


                                  Continued



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Leigh A. Wilson, 58          Trustee            Founder, Chairman and Chief Executive           22          Orbitex Life
c/o The Victory Portfolios                      Officer (since 1989), New Century Care,                     Sciences &
3435 Stelzer Road                               Inc. (formerly known as Glenleigh                           Biotechnology
Columbus, OH 43219                              International Limited) (merchant bank);                     Fund Inc.
11/94-Present                                   Chief Executive Officer (since 2001), The
                                                Kenning Institute (developer of health
                                                programs); Director (since 1981), Chimney
                                                Rock Vineyard and Chimney Rock Winery.

Interested Trustees<F1>

Roger Noall, 68              Chairman           Retired (since 2000), Executive                 22          Alleghany
c/o The Victory Portfolios   and Trustee        (1997-2000), Senior Executive Vice                          Corporation;
3435 Stelzer Road                               President and Chief Administrative                          Elite Information
Columbus, OH 43219                              Officer (1994-1996), Secretary (1995-                       Group, Inc.;
12/97-Present                                   1996), KeyCorp.                                             Inktomi Corporation


Donald E. Weston, 68         Trustee            Retired (since March 2000); Chairman            22          None
c/o The Victory Portfolios                      (1998-2000), Gradison McDonald
3435 Stelzer Road                               Investments, a division of McDonald
Columbus, OH 43219                              Investments, Inc.; Chairman (1991-1998),
3/00-Present                                    Gradison Division of McDonald & Company
                                                Securities, Inc. and Director, McDonald &
                                                Company Investments, Inc.


<F1> Mr. Noall and Mr. Weston are "interested persons" of the Trust by reason of their prior relationships with KeyCorp or its affiliates.



              OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

     The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:



Name, Age and Address               Position(s)
Time Served with the Trust          Held with the Trust             Principal Occupation During Past 5 Years

Jay G. Baris, 49                    Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP; Assistant
c/o The Victory Portfolios                                          Secretary of The Victory Variable Insurance Funds; Director,
3435 Stelzer Road                                                   First Investors Life Insurance Company.
Columbus, OH 43219
12/97-Present

Kathleen A. Dennis, 49              President                       Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Lisa Hurley, 48                     Vice President                  Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                          of BISYS Fund Services; General Counsel of Moore Capital
3435 Stelzer Road                                                   Management, Inc. from May 1996 to May 1998; Senior Vice
Columbus, OH 43219                                                  President & General Counsel of Northstar Investment
2/00-Present                                                        Management Corporation form October 1993 to May 1996.

Cynthia Lee Lindsey, 45             Secretary                       Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                          from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                   Lending, Sales Development, Director of Client Services and
Columbus, OH 43219                                                  Director of Financial Administration and Business Planning.
12/02-Present

Irimga McKay, 43                    Assistant Secretary             Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                          of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219

Alaina Metz, 36                     Assistant Secretary             Since June 1995, Chief Administrative Office of BISYS Fund
c/o The Victory Portfolios                                          Services; Supervisor of Alliance Capital Management for
3435 Stelzer Road                                                   more than five years prior to joining BISYS.
Columbus, OH 43219
12/96-Present

Adam S. Ness, 31                    Treasurer                       Since May 2003, Vice President, Financial Services,
c/o The Victory Portfolios                                          BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219
5/03-Present

William J. Tomko, 45                Assistant Treasurer             Group President, BISYS Investment Services; employee
c/o The Victory Portfolios                                          of BISYS Fund Services since 1986.
3435 Stelzer Road
Columbus, OH 43219
8/94-Present

Sue A. Walters, 53                  Assistant Vice President &      Director, Compliance Services (since September 1999) and
c/o The Victory Portfolios          Anti-Money Laundering           Senior Compliance Analyst (from July 1994 to September
3435 Stelzer Road                   Compliance Officer              1999), BISYS Fund Services.
Columbus, OH 43219
2/03-Present


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                                      42

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                                      43

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                                      44

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                   PRSRTSTD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


VictoryConnect.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
      o Up to the minute share prices
      o The latest fund news
      o Investment resources to help you become a better investor
      o A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
LOGO (R)

Visit our web site at:
VictoryConnect.com

Call Victory at:
800-539-FUND (800-539-3863)

                                                               1AR-RMM  12/03

October 31, 2003

News,
Analysis and
Information

Annual Report

Value Fund
Diversified Stock Fund
Stock Index Fund
Growth Fund
Established Value Fund
Special Value Fund
Small Company Opportunity Fund
Balanced Fund
Convertible Fund
Real Estate Fund
Intermediate Income Fund
Fund for Income
National Municipal Bond Fund
New York Municipal Bond Fund
Ohio Municipal Bond Fund

Victory Funds
LOGO (R)

                   Table of Contents


Shareholder Letter                                  3


Fund Review and Commentary                          4


Financial Statements                               21


The Victory Equity Funds

   Value Fund
      Schedules of Investments                     21
      Statement of Assets and Liabilities          34
      Statement of Operations                      35
      Statements of Changes in Net Assets          36
      Financial Highlights                      37-38

   Diversified Stock Fund
      Schedules of Investments                     23
      Statement of Assets and Liabilities          34
      Statement of Operations                      35
      Statements of Changes in Net Assets          36
      Financial Highlights                      39-40

   Stock Index Fund
      Schedules of Investments                     25
      Statement of Assets and Liabilities          34
      Statement of Operations                      35
      Statements of Changes in Net Assets          36
      Financial Highlights                      41-42

   Growth Fund
      Schedules of Investments                     32
      Statement of Assets and Liabilities          34
      Statement of Operations                      35
      Statements of Changes in Net Assets          36
      Financial Highlights                      43-44

   Established Value Fund
      Schedules of Investments                     45
      Statement of Assets and Liabilities          52
      Statement of Operations                      53
      Statements of Changes in Net Assets          54
      Financial Highlights                      55-56

   Special Value Fund
      Schedules of Investments                     47
      Statement of Assets and Liabilities          52
      Statement of Operations                      53
      Statements of Changes in Net Assets          54
      Financial Highlights                      57-58

   Small Company Opportunity Fund
      Schedules of Investments                     49
      Statement of Assets and Liabilities          52
      Statement of Operations                      53
      Statements of Changes in Net Assets          54
      Financial Highlights                      59-60



The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyBank National Association ("KeyBank"), is the investment adviser to the Victory Funds. The Victory Funds are distributed by BISYS Fund Services, Inc., which is not affiliated with KeyBank or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

                               NOT FDIC INSURED
Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

The Victory Specialty Funds

   Balanced Fund
      Schedules of Investments                     61
      Statement of Assets and Liabilities          74
      Statement of Operations                      75
      Statements of Changes in Net Assets          76
      Financial Highlights                      77-78

   Convertible Fund
      Schedules of Investments                     67
      Statement of Assets and Liabilities          74
      Statement of Operations                      75
      Statements of Changes in Net Assets          76
      Financial Highlights                         79

   Real Estate Fund
      Schedules of Investments                     72
      Statement of Assets and Liabilities          74
      Statement of Operations                      75
      Statements of Changes in Net Assets          76
      Financial Highlights                      80-81


The Victory Taxable Fixed Income Funds

   Intermediate Income Fund
      Schedules of Investments                     82
      Statement of Assets and Liabilities          88
      Statement of Operations                      89
      Statements of Changes in Net Assets          90
      Financial Highlights                         91

   Fund for Income
      Schedules of Investments                     86
      Statement of Assets and Liabilities          88
      Statement of Operations                      89
      Statements of Changes in Net Assets          90
      Financial Highlights                      92-93


The Victory Tax-Exempt Fixed Income Funds

   National Municipal Bond Fund
      Schedules of Investments                     94
      Statement of Assets and Liabilities         105
      Statement of Operations                     106
      Statements of Changes in Net Assets         107
      Financial Highlights                        108

   New York Municipal Bond Fund
      Schedules of Investments                     97
      Statement of Assets and Liabilities         105
      Statement of Operations                     106
      Statements of Changes in Net Assets         107
      Financial Highlights                        109

   Ohio Municipal Bond Fund
      Schedules of Investments                     99
      Statement of Assets and Liabilities         105
      Statement of Operations                     106
      Statements of Changes in Net Assets         107
      Financial Highlights                        110


Notes to Financial Statements                     111


Report of Independent Auditors                    123

Letter to our Shareholders

Looking back over the past twelve months it now appears that the lengthy bear market has come to an end. Investors who have stayed the course have finally been rewarded with improving returns. Our Victory equity funds all showed strong, double digit returns for the year ended October 31, 2003. Our fixed income funds also showed positive though lower returns, and have benefitted from a stable interest rate environment.

Investors who opted for safety or quality over the last few years are now returning to equities. Equity mutual funds began to report net inflows during the early summer months, and the trend has continued thus far.

Money market funds were the center of attention in the press in early 2003. Short term interest rates reached levels so low that there was significant press coverage about risk of funds "breaking the dollar." Mutual fund companies stepped up where necessary, waiving or cutting fees in order to maintain the $1 net asset value for their shareholders.

More recently, the industry has been shaken by a growing number of investigations and enforcement actions related to market timing, trading after deadlines and a range of sales practices by financial intermediaries. There have also been a number of instances of senior level people trading for their own gains. At this time it is unclear what the final impact will be to those companies and individuals that are being implicated. Thus far we have seen several sizeable financial settlements, criminal charges to a number of individuals, and in one case the mandated shutting down of a business.

What is clear is that regulators and Congress have responded quickly with a range of recommended changes. As we prepare to publish our annual report, it appears that late trading will be prevented by a "hard" cut-off time for all industry participants. There is a strong focus on implementation of redemption fees for those investors who redeem after short periods to discourage market timing. It is also clear that the independent directors who oversee the mutual funds will have increased review and approval responsibilities when the dust settles. Additional compliance reporting and focus on expenses will likely be required of advisors. Sales practices at broker/dealers will also be changed and finally shareholders will benefit from additional disclosure of relevant information.

We are pleased to be able to report to our shareholders that as of this time Victory Funds have not been subject to any regulatory enforcement action or implicated in any of the investigations currently underway. We have stayed focused on our investment results while maintaining a solid commitment to compliance and oversight. We have a strong board of trustees overseeing our shareholders' interests and we work closely with them throughout the year.

We appreciate your ongoing confidence in the Victory Funds and remain committed to working hard to maintain the relationship. Please feel free to contact our Shareholder Services Division at 1-800-539-3863 or visit our web site at www.VictoryConnect.com if you would like any additional information.

/s/ Kathleen A. Dennis

Kathleen A. Dennis
President
The Victory Portfolios

The Victory Equity Funds


Value Fund


Objective

The Fund seeks to provide long-term growth of capital and dividend income.


Strategy

The Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above-average total return potential. The securities in the Fund usually are listed on a national exchange. The portfolio manager seeks equity securities primarily of under-valued companies that are inexpensive relative to their respective industry groups in light of the following measurements: below average price-to-earnings ratios, below average price-to-book ratios, lower than average price-to-cash-flow ratios and above average dividend yields. The portfolio manager also may consider factors such as a company's projected future cash flows, earnings growth, return on equity, stock price volatility relative to the market, management, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.


Commentary

For the fiscal year ended October 31, 2003, the Fund (Class A Shares at net asset value) under performed its benchmark. The Fund (Class A Shares at net asset value) returned 19.23% versus the Russell 1000 Value Index(1) return of 22.88% (the Standard & Poor's 500 Stock Index(2) return for the same period was 20.80%).

Our performance in fiscal 2003 was the result of favorable stock selection and, to a lesser extent, sector allocation. Factoring in absolute performance and portfolio weights, we enjoyed favorable basis point contributions in seven of the twelve sectors as defined by Russell.

The three most significant positive contributors to our relative performance in the past year were Consumer Cyclicals, Utilities and Healthcare. Our decision to cut our exposure to Utilities in half as the year progressed helped reduce the impact of the sector's relatively poor performance. Our relative performance in the Healthcare sector was enhanced by substantially increasing the weighting in the sector early in 2003.

On the downside, our lower-than-market weight in Financials, one of the strongest performing sectors within the Russell (and by far the largest), hurt relative performance. Our stocks also slightly lagged their Russell counterparts, restrained by the modest gains posted by our Insurance holdings and Government Sponsored Enterprises (Fannie Mae, which we still own, and Freddie Mac, which we sold). We also lost a few basis points of relative performance in the Technology sector, the result of being slightly underweight earlier in the year.


Value Fund
vs. S&P 500 & Russell 1000 Value Index
(Dollars in thousands)

            Value Fund      Value Fund      Russell 1000
           Class A @ MOP   Class A @ NAV    Value Index      S&P 500

12/3/93        9425           10000            10000          10000
12/31/93       9530           10111            10190          10000
1/1/94         9841           10442            10290          10340
1/31/94        9841           10442            10576          10340
2/28/94        9455           10031            10214          10059
3/31/94        9081            9635             9834           9621
4/30/94        9214            9776            10023           9744
5/31/94        9432           10008            10138           9904
6/30/94        9251            9815             9895           9661
7/31/94        9508           10088            10203           9979
8/31/94        9852           10453            10496          10388
9/30/94        9570           10153            10148          10134
10/31/94       9733           10327            10289          10361
11/30/94       9445           10021             9874           9984
12/31/94       9555           10138             9987          10132
1/31/95        9791           10388            10294          10395
2/28/95       10185           10806            10701          10800
3/31/95       10443           11080            10936          11119
4/30/95       10651           11301            11282          11446
5/31/95       11067           11742            11757          11904
6/30/95       11184           11867            11916          12180
7/31/95       11503           12205            12331          12584
8/31/95       11613           12322            12505          12616
9/30/95       12011           12744            12957          13148
10/31/95      11901           12627            12828          13101
11/30/95      12502           13265            13478          13676
12/31/95      12777           13557            13817          13940
1/31/96       13181           13985            14247          14414
2/29/96       13243           14051            14355          14548
3/31/96       13602           14432            14599          14688
4/30/96       13737           14575            14655          14904
5/31/96       13955           14807            14838          15289
6/30/96       14033           14889            14851          15347
7/31/96       13449           14270            14289          14669
8/31/96       13773           14613            14698          14978
9/30/96       14428           15308            15282          15822
10/31/96      14836           15741            15873          16258
11/30/96      15903           16873            17024          17487
12/31/96      15640           16594            16807          17140
1/31/97       16332           17328            17622          18211
2/28/97       16453           17456            17881          18354
3/31/97       15812           16777            17238          17600
4/30/97       16429           17431            17962          18650
5/31/97       17464           18529            18965          19786
6/30/97       18122           19227            19779          20674
7/31/97       19556           20749            21267          22318
8/31/97       18552           19684            20509          21067
9/30/97       19519           20709            21748          22221
10/31/97      18877           20029            21141          21479
11/30/97      19707           20909            22075          22473
12/31/97      19942           21159            22720          22859
1/31/98       20147           21376            22398          23112
2/28/98       21484           22795            23906          24779
3/31/98       22519           23893            25368          26048
4/30/98       22712           24098            25538          26309
5/31/98       22326           23688            25159          25857
6/30/98       23008           24412            25482          26908
7/31/98       22839           24232            25032          26621
8/31/98       19699           20900            21307          22778
9/30/98       21312           22612            22530          24231
10/31/98      22739           24126            24275          26202
11/30/98      23933           25393            25406          27792
12/31/98      25194           26731            26271          29391
1/31/99       25917           27498            26481          30621
2/28/99       25382           26930            26108          29669
3/31/99       25901           27482            26648          30857
4/30/99       27522           29201            29137          32051
5/31/99       27016           28664            28817          31294
6/30/99       28353           30083            29653          33034
7/31/99       27369           29038            28785          31999
8/31/99       26891           28532            27717          31841
9/30/99       25784           27357            26748          30968
10/31/99      27290           28955            28288          32928
11/30/99      27299           28964            28066          33604
12/31/99      27983           29690            28202          35576
1/31/2000     26923           28565            27282          33788
2/29/2000     25471           27025            25255          33149
3/31/2000     28395           30127            28336          36392
4/30/2000     27970           29676            28007          35297
5/31/2000     28362           30092            28302          34573
6/30/2000     27808           29504            27008          35425
7/31/2000     27579           29261            27346          34871
8/31/2000     29083           30857            28867          37037
9/30/2000     28565           30307            29132          35082
10/31/2000    29563           31367            29847          34934
11/30/2000    28039           29749            28739          32179
12/31/2000    29190           30970            30179          32337
1/31/2001     29842           31663            30296          33484
2/28/2001     28499           30237            29453          30431
3/31/2001     27300           28965            28412          28503
4/30/2001     29087           30862            29805          30718
5/31/2001     29472           31270            30475          30924
6/30/2001     28371           30102            29799          30171
7/31/2001     28121           29836            29736          29874
8/31/2001     26658           28284            28544          28004
9/30/2001     24487           25981            26534          25740
10/31/2001    24950           26472            26306          26233
11/30/2001    26490           28106            27836          28246
12/31/2001    26667           28294            28491          28493
1/31/2002     26285           27888            28272          28078
2/28/2002     26157           27753            28317          27536
3/31/2002     27146           28803            29657          28572
4/30/2002     25655           27220            28640          26839
5/31/2002     25548           27107            28783          26642
6/30/2002     23821           25274            27131          24744
7/31/2002     21644           22964            24609          22816
8/31/2002     21686           23009            24795          22965
9/30/2002     19114           20281            22038          20469
10/31/2002    20656           21916            23670          22271
11/30/2002    21833           23165            25162          23582
12/31/2002    20658           21919            24069          22196
1/31/2003     19970           21189            23486          21614
2/28/2003     19605           20801            22860          21288
3/31/2003     19679           20880            22899          21494
4/30/2003     21336           22638            24914          23266
5/31/2003     22672           24055            26523          24492
6/30/2003     22822           24214            26855          24803
7/31/2003     23146           24558            27255          25242
8/31/2003     23426           24855            27680          25734
9/30/2003     23374           24800            27408          25461
10/31/2003    24627           26130            29086          26902

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                    VALUE FUND              VALUE FUND          VALUE FUND
                      Class A                Class C              Class R
INCEPTION DATE        12/3/93                 3/1/03             12/15/99

                            Maximum                Contingent
                 Net Asset  Offering   Net Asset   Deferred      Net Asset
                 Value      Price      Value       Charges       Value

One Year         19.23%     12.36%     N/A         N/A           19.00%
Three Year       -5.91%     -7.74%     N/A         N/A           -6.18%
Five Year         1.61%      0.41%     N/A         N/A             N/A
Since Inception  10.18%      9.52%     25.65%      24.65%        -2.83%


1 The Russell 1000 Value Index is an unmanaged Index comprised of companies in the Russell 1000 Index chosen for their value orientation. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly. Effective March 1, 2003, the Russell 1000 Value Index replaced the S&P 500 as the Fund's benchmark.

2 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Equity Funds


Diversified Stock Fund


Objective

The Fund seeks to provide long-term growth of capital.


Strategy

The Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on US exchanges and issued by large, established companies. The portfolio manager seeks to invest in both growth and value securities.

   Growth stocks are stocks of companies that the portfolio manager believes will experience earnings growth.

   Value stocks are stocks that the portfolio manager believes are intrinsically worth more than their market value.

In making investment decisions, the portfolio manager may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets and expected future relative earnings growth. The portfolio manager will pursue investments that provide above average dividend yield or potential for appreciation.


Commentary

The Fund (Class A Shares at net asset value) was well positioned for the market rally and outperformed its Standard & Poor's 500 Stock Index(1) benchmark by a wide margin, returning 26.48% versus 20.80%.

All sectors posted positive returns in fiscal 2003. Performance was led by sectors leveraged to an economic recovery including Basic Industry, Capital Goods, and Technology. The Fund emphasized these sectors throughout the year, and benefited from their market leadership. In addition, better stock selection in seven out of the eight sectors contributed positively to performance. Within Consumer Staples, the Fund favored biotech companies such as Amgen and Genentech over large pharmaceutical companies, which suffered from a multitude of fundamental and political challenges. Retail holdings such as Tiffany, Home Depot and Staples also performed very well throughout the year, adding nicely to the Fund's return. Technology was the best performing sector in the fiscal year, led by a 78% appreciation in the electronics industry. The Fund was overweight in Electronics, and holdings within this industry, such as Intel and LSI Logic, appreciated greater than the Index. Late in fiscal 2003, it was announced that FleetBoston Financial, a top Fund holding, was to be acquired at a substantial premium, further benefiting returns for the year. Underperforming holdings include Duke Energy Corp. and Transocean Inc.


Diversified Stock Fund
vs. S&P 500
(Dollars in thousands)

          Diversified Stock  Diversified Stock
            Class A @ MOP      Class A @ NAV       S&P 500

10/31/93         9425             10000             10000
11/30/93         9305              9873              9904
12/31/93         9556             10139             10024
1/31/94          9886             10489             10365
2/28/94          9556             10139             10084
3/31/94          9230              9793              9644
4/30/94          9364              9935              9768
5/31/94          9649             10237              9928
6/30/94          9422              9997              9685
7/31/94          9660             10250             10002
8/31/94         10050             10663             10412
9/30/94          9886             10489             10158
10/31/94        10117             10734             10386
11/30/94         9798             10396             10008
12/31/94         9935             10541             10157
1/31/95         10188             10810             10420
2/28/95         10613             11260             10826
3/31/95         10914             11580             11146
4/30/95         11214             11899             11474
5/31/95         11697             12410             11933
6/30/95         11850             12573             12210
7/31/95         12224             12970             12614
8/31/95         12316             13067             12646
9/30/95         12711             13487             13180
10/31/95        12500             13263             13132
11/30/95        13144             13946             13709
12/31/95        13450             14271             13973
1/31/96         13831             14675             14450
2/29/96         14181             15046             14584
3/31/96         14377             15254             14724
4/30/96         14727             15626             14942
5/31/96         15019             15935             15328
6/30/96         14888             15797             15387
7/31/96         14235             15103             14707
8/31/96         14566             15455             15018
9/30/96         15312             16246             15863
10/31/96        15897             16867             16301
11/30/96        17215             18265             17533
12/31/96        16778             17801             17186
1/31/97         17711             18791             18260
2/28/97         17677             18755             18403
3/31/97         17136             18181             17646
4/30/97         17650             18727             18700
5/31/97         18826             19974             19839
6/30/97         19439             20625             20727
7/31/97         21041             22325             22377
8/31/97         20183             21414             21124
9/30/97         21377             22682             22280
10/31/97        20347             21588             21535
11/30/97        21143             22432             22532
12/31/97        21525             22838             22920
1/31/98         21564             22880             23172
2/28/98         23145             24557             24843
3/31/98         24205             25681             26115
4/30/98         24732             26241             26379
5/31/98         23832             25286             25922
6/30/98         24454             25946             26972
7/31/98         24029             25495             26686
8/31/98         20729             21994             22827
9/30/98         22541             23916             24291
10/31/98        24335             25820             26265
11/30/98        25343             26889             27857
12/31/98        26506             28123             29462
1/31/99         27410             29082             30693
2/28/99         26604             28227             29742
3/31/99         27716             29407             30931
4/30/99         29770             31586             32131
5/31/99         29365             31157             31373
6/30/99         30719             32593             33114
7/31/99         29976             31804             32078
8/31/99         29538             31340             31921
9/30/99         27955             29660             31043
10/31/99        29056             30829             33008
11/30/99        30053             31886             33678
12/31/99        32066             34023             35658
1/31/2000       31040             32934             33865
2/29/2000       30773             32651             33225
3/31/2000       33986             36059             36474
4/30/2000       32028             33982             35376
5/31/2000       32028             33982             34651
6/30/2000       31801             33741             35507
7/31/2000       31515             33437             34949
8/31/2000       34045             36122             37120
9/30/2000       32666             34659             35160
10/31/2000      33960             36032             35012
11/30/2000      31389             33304             32253
12/31/2000      32500             34483             32411
1/31/2001       34980             37114             33565
2/28/2001       33298             35329             30504
3/31/2001       31530             33453             28570
4/30/2001       34143             36226             30793
5/31/2001       35076             37215             30996
6/30/2001       33967             36039             30240
7/31/2001       34365             36461             29940
8/31/2001       32103             34062             28066
9/30/2001       29015             30785             25801
10/31/2001      30080             31915             26294
11/30/2001      32832             34835             28311
12/31/2001      32806             34807             28560
1/31/2002       32691             34685             28143
2/28/2002       32668             34661             27600
3/31/2002       33384             35420             28635
4/30/2002       31718             33653             26899
5/31/2002       31077             32973             26700
6/30/2002       28507             30246             24799
7/31/2002       26087             27678             22867
8/31/2002       26019             27606             23018
9/30/2002       23094             24503             20518
10/31/2002      25039             26567             22324
11/30/2002      27625             29311             23639
12/31/2002      25335             26881             22249
1/31/2003       24692             26198             21666
2/28/2003       24509             26004             21339
3/31/2003       24149             25622             21546
4/30/2003       26701             28330             23321
5/31/2003       28701             30452             24550
6/30/2003       28965             30732             24862
7/31/2003       29817             31636             25302
8/31/2003       30577             32443             25796
9/30/2003       29828             31648             25522
10/31/2003      31671             33604             26967

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                    DIV STOCK FUND           DIV STOCK FUND     DIV STOCK FUND
                       Class A                   Class C           Class R

INCEPTION DATE        10/20/89                   3/1/02            3/26/99

                              Maximum                Contingent
                 Net Asset    Offering    Net Asset  Deferred     Net Asset
                 Value        Price       Value      Charges      Value

One Year         26.48%       19.18%      25.71%     24.71%       26.04%
Three Year       -2.30%       -4.21%      N/A        N/A          -2.77%
Five Year         5.41%        4.17%      N/A        N/A          N/A
Ten Year         12.88%       12.21%      N/A        N/A          N/A
Since Inception  12.41%       11.94%      -2.51%     -2.51%        2.56%


1 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by shareholders.

  Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since inception. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

  Fund holdings and investment policies are subject to change.

The Victory Equity Funds


Stock Index Fund


Objective

The Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the S&P 500 Index.1


Strategy

The Fund pursues its investment objective by attempting to duplicate the performance of the S&P 500 Index. The Fund primarily invests in the equity securities that are in the Standard & Poor's 500 Stock Index,(1) including American Depositary Receipts (ADRs), and secondarily, in related futures and options contracts.


Commentary

As an index Fund, our objective is to match the performance of the benchmark index (the S&P 500). Although the Fund experienced net redemptions during the period, our full replication strategy, improved cost control and cash flow management minimized tracking error. The Fund (Class A Shares at net asset value) performed in line with its objective and posted a return of 20.11% for the period ending October 31, 2003 versus the S&P 500's return of 20.80%.


Stock Index Fund
vs. S&P 500
(Dollars in thousands)

          Stock Index     Stock Index
         Class A @ MOP   Class A @ NAV    S&P 500

12/3/93       9425          10000          10000
12/31/93      9474          10052          10000
1/1/94        9785          10382          10340
1/31/94       9785          10382          10340
2/28/94       9512          10092          10059
3/31/94       9099           9654           9621
4/30/94       9213           9775           9744
5/31/94       9355           9926           9904
6/30/94       9130           9687           9661
7/31/94       9426          10001           9979
8/31/94       9798          10396          10388
9/30/94       9559          10143          10134
10/31/94      9770          10367          10361
11/30/94      9425          10000           9984
12/31/94      9561          10145          10132
1/31/95       9803          10401          10395
2/28/95      10170          10791          10800
3/31/95      10464          11102          11119
4/30/95      10775          11432          11446
5/31/95      11193          11876          11904
6/30/95      11431          12129          12180
7/31/95      11812          12533          12584
8/31/95      11842          12564          12616
9/30/95      12322          13074          13148
10/31/95     12283          13033          13101
11/30/95     12814          13596          13676
12/31/95     13049          13845          13940
1/31/96      13491          14314          14414
2/29/96      13602          14432          14548
3/31/96      13746          14585          14688
4/30/96      13938          14788          14904
5/31/96      14271          15142          15289
6/30/96      14340          15215          15347
7/31/96      13701          14537          14669
8/31/96      13975          14828          14978
9/30/96      14747          15647          15822
10/31/96     15155          16080          16258
11/30/96     16257          17249          17487
12/31/96     15943          16916          17140
1/31/97      16917          17949          18211
2/28/97      17043          18083          18354
3/31/97      16327          17323          17600
4/30/97      17295          18350          18650
5/31/97      18347          19466          19786
6/30/97      19149          20317          20674
7/31/97      20649          21909          22318
8/31/97      19498          20687          21067
9/30/97      20557          21811          22221
10/31/97     19878          21091          21479
11/30/97     20758          22025          22473
12/31/97     21109          22397          22859
1/31/98      21346          22648          23112
2/28/98      22847          24241          24779
3/31/98      23975          25437          26048
4/30/98      24213          25690          26309
5/31/98      23782          25233          25857
6/30/98      24731          26240          26908
7/31/98      24447          25938          26621
8/31/98      20886          22160          22778
9/30/98      22256          23614          24231
10/31/98     24052          25519          26202
11/30/98     25462          27015          27792
12/31/98     26955          28600          29391
1/31/99      28034          29744          30621
2/28/99      27146          28802          29669
3/31/99      28223          29945          30857
4/30/99      29292          31079          32051
5/31/99      28579          30323          31294
6/30/99      30168          32009          33034
7/31/99      29211          30993          31999
8/31/99      29045          30817          31841
9/30/99      28262          29986          30968
10/31/99     30042          31875          32928
11/30/99     30619          32487          33604
12/31/99     32409          34386          35576
1/31/2000    30764          32641          33788
2/29/2000    30180          32022          33149
3/31/2000    33105          35125          36392
4/30/2000    32094          34053          35297
5/31/2000    31416          33333          34573
6/30/2000    32174          34136          35425
7/31/2000    31667          33599          34871
8/31/2000    33612          35663          37037
9/30/2000    31818          33759          35082
10/31/2000   31657          33589          34934
11/30/2000   29162          30941          32179
12/31/2000   29290          31077          32337
1/31/2001    30318          32167          33484
2/28/2001    27537          29216          30431
3/31/2001    25774          27346          28503
4/30/2001    27764          29458          30718
5/31/2001    27942          29647          30924
6/30/2001    27152          28808          30171
7/31/2001    26877          28516          29874
8/31/2001    25172          26708          28004
9/30/2001    23134          24546          25740
10/31/2001   23561          24999          26233
11/30/2001   25350          26897          28246
12/31/2001   25558          27117          28493
1/31/2002    25167          26703          28078
2/28/2002    24671          26177          27536
3/31/2002    25590          27151          28572
4/30/2002    24024          25490          26839
5/31/2002    23828          25282          26642
6/30/2002    22128          23478          24744
7/31/2002    20379          21622          22816
8/31/2002    20514          21766          22965
9/30/2002    18276          19391          20469
10/31/2002   19850          21061          22271
11/30/2002   19850          21061          23582
12/31/2002   19756          20961          22196
1/31/2003    19209          20380          21614
2/28/2003    18905          20058          21288
3/31/2003    19090          20255          21494
4/30/2003    20690          21952          23266
5/31/2003    21772          23101          24492
6/30/2003    22023          23366          24803
7/31/2003    22404          23770          25242
8/31/2003    22832          24224          25734
9/30/2003    22571          23948          25461
10/31/2003   23840          25294          26902


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                           Average Annual Total Return
                             As of October 31, 2003

                       STOCK INDEX FUND      STOCK INDEX FUND
                           Class A               Class R

INCEPTION DATE             12/3/93               7/2/99

                                  Maximum
                     Net Asset    Offering       Net Asset
                     Value        Price          Value

One Year             20.11%       13.21%         19.82%
Three Year           -9.02%      -10.80%         -9.22%
Five Year            -0.18%       -1.35%         N/A
Since Inception       9.82%        9.16%         -5.79%

1 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  Fund holdings and investment policies are subject to change.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Equity Funds


Growth Fund


Objective

The Fund seeks to provide long-term growth of capital.


Strategy

The Fund pursues its investment objective by investing primarily in equity securities of companies with superior prospects for long-term earnings growth and price appreciation. The issuers usually are listed on a nationally recognized exchange.

In making investment decisions, the portfolio manager looks for above average growth rates, high return on equity, issuers that reinvest their earnings in the business and strong balance sheets.


Commentary

For the fiscal year ended October 31, 2003, the Fund underperformed its benchmark. The Fund (Class A Shares at net asset value) returned 14.04% versus the Standard & Poor's 500 Stock Index,(1) which returned 20.80%.

Over the past year, the Fund's performance was helped by a significant overweight in the Technology sector relative to the S&P 500. In addition, good stock selection was also a positive as large positions in Cisco, Intel and Dell substantially enhanced performance. Offsetting this positive was a substantial overweight relative to the S&P 500 in the Consumer Staples sector, which did not perform to our expectations. The Financial sector was a significant underweight relative to the S&P 500 (10% versus 21%) preventing full benefit of the group's positive results. In addition, adverse stock selection, namely American International Group and Marsh & McLennan, also hurt performance in this sector.

At the end of October, the Fund was overweight in the Consumer Staples, Technology and Capital Goods sectors versus the S&P 500. These three groups made up 66% of the Fund compared to 46% for the S&P 500. The Fund's largest overweight was in Consumer Staples followed by Technology.

The traditional value sectors (Consumer Cyclicals, Financials, Utilities, Basic Industry and Energy) make up the remaining 34% of the Fund. Energy and Utilities were the smallest weights in the Fund at 2.4% and both are large underweights relative to the S&P 500. The Financial sector remains a large underweight versus the S&P 500 comprising approximately 10% of the Fund.


Growth Fund
vs. S&P 500
(Dollars in thousands)

            Growth Fund    Growth Fund
           Class A @ MOP  Class A @ NAV     S&P 500

12/31/93        9425          10000          10000
1/1/94          9789          10387          10340
1/2/94          9789          10387          10340
1/31/94         9789          10387          10340
2/28/94         9563          10146          10059
3/31/94         9126           9682           9621
4/30/94         9249           9813           9744
5/31/94         9466          10044           9904
6/30/94         9133           9690           9661
7/31/94         9389           9962           9979
8/31/94         9740          10334          10388
9/30/94         9443          10019          10134
10/31/94        9729          10322          10361
11/30/94        9472          10050           9984
12/31/94        9412           9986          10132
1/31/95         9604          10190          10395
2/28/95         9920          10525          10800
3/31/95        10131          10750          11119
4/30/95        10401          11035          11446
5/31/95        10737          11392          11904
6/30/95        10972          11641          12180
7/31/95        11289          11978          12584
8/31/95        11203          11886          12616
9/30/95        11755          12473          13148
10/31/95       11726          12442          13101
11/30/95       12199          12944          13676
12/31/95       12374          13129          13940
1/31/96        12747          13525          14414
2/29/96        12878          13664          14548
3/31/96        12998          13791          14688
4/30/96        13200          14005          14904
5/31/96        13654          14487          15289
6/30/96        13819          14662          15347
7/31/96        13324          14137          14669
8/31/96        13587          14416          14978
9/30/96        14452          15334          15822
10/31/96       14735          15634          16258
11/30/96       15888          16858          17487
12/31/96       15461          16404          17140
1/31/97        16368          17367          18211
2/28/97        16516          17523          18354
3/31/97        15732          16691          17600
4/30/97        16756          17778          18650
5/31/97        17843          18932          19786
6/30/97        18576          19710          20674
7/31/97        19886          21099          22318
8/31/97        18524          19654          21067
9/30/97        19508          20698          22221
10/31/97       19022          20182          21479
11/30/97       20004          21224          22473
12/31/97       20308          21547          22859
1/31/98        20897          22172          23112
2/28/98        22152          23504          24779
3/31/98        23171          24584          26048
4/30/98        23386          24812          26309
5/31/98        22933          24332          25857
6/30/98        24313          25797          26908
7/31/98        24347          25833          26621
8/31/98        20953          22232          22778
9/30/98        22684          24068          24231
10/31/98       24461          25953          26202
11/30/98       25965          27549          27792
12/31/98       27859          29559          29391
1/31/99        28892          30655          30621
2/28/99        27945          29650          29669
3/31/99        28683          30433          30857
4/30/99        29470          31268          32051
5/31/99        28536          30277          31294
6/30/99        30467          32325          33034
7/31/99        29421          31216          31999
8/31/99        29421          31216          31841
9/30/99        28474          30211          30968
10/31/99       30393          32247          32928
11/30/99       31013          32905          33604
12/31/99       32847          34851          35576
1/31/2000      31323          33234          33788
2/29/2000      30651          32521          33149
3/31/2000      33518          35563          36392
4/30/2000      32614          34604          35297
5/31/2000      31994          33946          34573
6/30/2000      33041          35056          35425
7/31/2000      32240          34207          34871
8/31/2000      34061          36139          37037
9/30/2000      32188          34152          35082
10/31/2000     32072          34028          34934
11/30/2000     29610          31417          32179
12/31/2000     29241          31025          32337
1/31/2001      30034          31867          33484
2/28/2001      27010          28658          30431
3/31/2001      24903          26422          28503
4/30/2001      26915          28557          30718
5/31/2001      27038          28687          30924
6/30/2001      26176          27773          30171
7/31/2001      25902          27482          29874
8/31/2001      24027          25493          28004
9/30/2001      22550          23925          25740
10/31/2001     23261          24680          26233
11/30/2001     25145          26679          28246
12/31/2001     25145          26679          28493
1/31/2002      24939          26460          28078
2/28/2002      24375          25863          27536
3/31/2002      25018          26545          28572
4/30/2002      23273          24692          26839
5/31/2002      22778          24167          26642
6/30/2002      20881          22155          24744
7/31/2002      19822          21032          22816
8/31/2002      19932          21148          22965
9/30/2002      17764          18847          20469
10/31/2002     19455          20642          22271
11/30/2002     20280          21517          23582
12/31/2002     19028          20189          22196
1/31/2003      18465          19592          21614
2/28/2003      18397          19519          21288
3/31/2003      18715          19857          21494
4/30/2003      20077          21302          23266
5/31/2003      20794          22063          24492
6/30/2003      20865          22138          24803
7/31/2003      21236          22532          25242
8/31/2003      21525          22838          25734
9/30/2003      21250          22546          25461
10/31/2003     22187          23540          26902

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                            Average Annual Total Return
                              As of October 31, 2003

                     GROWTH FUND            GROWTH FUND         GROWTH FUND
                      Class A                 Class C             Class R

INCEPTION DATE        12/3/93                  3/1/03            12/15/99

                             Maximum                Contingent
                 Net Asset   Offering   Net Asset   Deferred     Net Asset
                 Value       Price      Value       Charges      Value

One Year          14.04%       7.51%    N/A         N/A           13.98%
Three Year       -11.56%     -13.28%    N/A         N/A          -11.85%
Five Year         -1.93%      -3.09%    N/A         N/A          N/A
Since Inception    9.02%       8.37%    20.07%      19.07%        -9.07%


1 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Equity Funds


Established Value Fund


Objective


The Fund seeks to provide long-term capital growth by investing primarily in common stocks.


Strategy

The Fund purses its investment objective by investing primarily in equity securities of companies with market capitalizations (at the time of purchase) within the range of companies comprising the Russell Midcap Index.(1)

In making investment decisions, the portfolio manager looks primarily for companies whose stock is trading at prices below what is believed to represent their true value. When selecting investments for the Fund's portfolio, the portfolio manager looks for the following characteristics, among others: consistent earnings growth, stable earnings growth combined with dividend yield, rising earnings prospects, price-to-book ratios and price-to-earnings ratios that are generally lower than those prevalent in the market, and the rate at which a stock's price is rising. The portfolio manager primarily relies on a quantitative model that examines the characteristics described above, among others, to select securities.


Commentary

The Fund returned 25.90% (Class A Shares at net asset value) for the fiscal year versus 35.89% for the Russell Midcap Index.

The bulk of the under-performance experienced by the Fund versus the benchmark clearly emanated from stock selection. As a matter of policy, the Fund generally avoids high valuation, low dollar price, and non-earning companies. In fact, the stock selection process seeks to identify companies that are financially healthy, with improving fundamentals and attractive valuations. Unfortunately, Index returns were primarily driven by companies with very small capitalizations, under $5 stock prices and no earnings. Since we do not buy the type of stocks that were performing the best, the Fund did not fully participate in the rally.

The Fund's performance was generally helped this year by sector selection. Throughout the year, the Fund was positioned for an economic recovery with either over weighted or equal weighted positions in the better performing sectors such as Technology, Health Care and Capital Goods. Conversely, the Fund was underweighted in lagging sectors such as Consumer Staples and Utilities.


Established Value Fund
vs. Russell Midcap Index
(Dollars in thousands)

              Established Value  Established Value      Russell
                Class A @ MOP      Class A @ NAV     Midcap Index

5/31/2000          9425              10000              10000
5/31/2000          9505              10085               9735
6/30/2000          9000               9549              10023
7/31/2000          9524              10105               9911
8/31/2000         10203              10826              10860
9/30/2000         10301              10930              10706
10/31/2000        10409              11044              10540
11/30/2000        10290              10917               9592
12/31/2000        10706              11360              10322
1/31/2001         10673              11324              10488
2/28/2001         10482              11122               9850
3/31/2001         10311              10940               9238
4/30/2001         11031              11704              10029
5/31/2001         11162              11843              10215
6/30/2001         10874              11538              10119
7/31/2001         10817              11477               9830
8/31/2001         10345              10976               9452
9/30/2001          9191               9751               8312
10/31/2001         9049               9601               8641
11/30/2001         9651              10240               9365
12/31/2001        10039              10651               9741
1/31/2002         10271              10897               9683
2/28/2002         10423              11059               9580
3/31/2002         10947              11615              10155
4/30/2002         10960              11629               9958
5/31/2002         10897              11561               9845
6/30/2002         10430              11066               9185
7/31/2002          9490              10069               8289
8/31/2002          9537              10119               8334
9/30/2002          8634               9160               7565
10/31/2002         9020               9570               7948
11/30/2002         9334               9903               8499
12/31/2002         9069               9623               8165
1/31/2003          8908               9451               7999
2/28/2003          8768               9303               7894
3/31/2003          8751               9285               7971
4/30/2003          9368               9940               8550
5/31/2003         10045              10658               9333
6/30/2003         10117              10734               9427
7/31/2003         10424              11060               9738
8/31/2003         10769              11426              10161
9/30/2003         10633              11282              10034
10/31/2003        11357              12050              10799


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..


                         Average Annual Total Return
                            As of October 31, 2003

                  ESTAB. VALUE FUND     ESTAB. VALUE FUND     ESTAB. VALUE FUND
                      Class A                Class C              Class R

INCEPTION DATE        5/5/00                 3/1/03               8/16/83

                            Maximum               Contingent
                 Net Asset  Offering   Net Asset  Deferred        Net Asset
                 Value      Price      Value      Charges         Value

One Year         25.90%     18.65%     N/A        N/A             25.69%
Three Year       2.94%      0.93%      N/A        N/A              2.66%
Five Year        N/A        N/A        N/A        N/A              7.20%
Ten Year         N/A        N/A        N/A        N/A             10.18%
Since Inception  5.48%      3.71%      28.97%     27.97%          12.31%


1 The Russell Midcap Index is an unmanaged Index measuring the performance of medium capitalization domestically traded common stocks. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge
  (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Equity Funds


Special Value Fund


Objective

The Fund seeks to provide long-term growth of capital and dividend income.


Strategy

The Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalizations at the time of purchase within the range of companies comprising of the Standard and Poor's 400 MidCap Index.(1) The size of companies in the index changes with market conditions and the composition of the index.

The portfolio manager looks for companies with above average total return potential whose equity securities are undervalued. In addition, the portfolio manager looks for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower than average price-to-cash-flow ratios.

The portfolio manager may consider factors such as:

  1. A company's earnings growth;

  2. Dividend payout ratio;

  3. Return on equity;

  4. Stock price volatility relative to the market;

  5. New management and upcoming corporate restructuring;

  6. The general business cycle;

  7. The company's position within a specific industry; and

  8. The company's responsiveness to changing conditions.


Commentary

The Fund returned 23.90% (Class A Shares at net asset value) for the fiscal year versus 30.73% for the benchmark, the Standard & Poor's 400 MidCap Index. All sectors produced positive returns. Nevertheless, the higher quality of the Fund's holdings compared to the benchmark (as scored by Ford Quality Ratings) had a negative effect on relative performance by over 200 basis points, and accounted for much of the underperformance versus the benchmark. The underweighting of the Technology sector also hurt relative performance, along with overweights in Basic Industry and Energy as these two sectors lagged the index. Good stock selection among our Consumer Staples, Capital Goods, Energy, and Technology shares was not enough to overcome the effect of the low-quality stock rally.

Within Consumer Staples, we made a profitable investment in Henry Schein, a large dental and medical distributor. Investments in Health Management Associates (rural hospitals) and Omnicare (pharmaceutical distributor) benefited from strong healthcare spending and successful acquisition strategies.

Within the Technology sector, many of our investments in semiconductor and electronics stocks such as International Rectifier, Integrated Device Technology, Plexus, and Vishay, along with software and services company Jack Henry, generated positive returns as technology stocks rebounded. Our investment in software company BMC failed to keep up with most other technology shares, as the company reported a disappointing quarter in July. We are pleased to say that BMC reported more favorable earnings in October.

Two automotive supply stocks owned by the fund, Borg Warner and Lear, outperformed the benchmark as the economy gained steam and the big automotive companies (OEMs) continued to outsource the manufacturing of vehicle systems to the suppliers. Our investment in another auto supplier, Tower Automotive, performed poorly as the company struggled with low operating profit margins and a heavy debt load, and we eliminated the position. Finally, significant outperformance by another cyclical stock, Brunswick, the recreational boat and engine maker, made a positive contribution to the Fund.


Special Value Fund
vs. S&P 400 MidCap
(Dollars in thousands)

             Special Value    Special Value      S&P 400
             Class A @ MOP    Class A @ NAV      MidCap

12/3/93           9425           10000           10000
12/31/93          9705           10297           10464
1/1/94            9941           10547           10708
1/31/94           9941           10547           10708
2/28/94           9931           10537           10556
3/31/94           9598           10183           10067
4/30/94           9550           10133           10142
5/31/94           9645           10233           10046
6/30/94           9453           10030            9700
7/31/94           9738           10332           10028
8/31/94          10070           10684           10553
9/30/94           9897           10501           10356
10/31/94          9983           10592           10470
11/30/94          9516           10097            9997
12/31/94          9828           10428           10089
1/31/95           9867           10469           10195
2/28/95          10366           10998           10729
3/31/95          10625           11273           10915
4/30/95          10847           11508           11134
5/31/95          11059           11733           11403
6/30/95          11250           11937           11867
7/31/95          11714           12429           12486
8/31/95          11937           12665           12717
9/30/95          12033           12767           13026
10/31/95         11781           12499           12690
11/30/95         12256           13004           13245
12/31/95         12462           13222           13212
1/31/96          12622           13392           13403
2/29/96          12871           13657           13859
3/31/96          13012           13805           14025
4/30/96          13392           14209           14453
5/31/96          13442           14262           14649
6/30/96          13525           14350           14429
7/31/96          12913           13701           13453
8/31/96          13485           14308           14229
9/30/96          13978           14831           14849
10/31/96         14209           15076           14892
11/30/96         14972           15885           15731
12/31/96         14857           15764           15749
1/31/97          15180           16106           16340
2/28/97          15299           16232           16205
3/31/97          14938           15849           15514
4/30/97          15197           16124           15917
5/31/97          16471           17476           17309
6/30/97          16960           17995           17795
7/31/97          18063           19165           19557
8/31/97          18020           19119           19533
9/30/97          18802           19949           20656
10/31/97         18055           19157           19757
11/30/97         18250           19364           20050
12/31/97         18986           20144           20828
1/31/98          18459           19585           20431
2/28/98          19536           20728           22124
3/31/98          20337           21578           23122
4/30/98          20196           21428           23544
5/31/98          19564           20757           22485
6/30/98          19114           20280           22626
7/31/98          17695           18775           21749
8/31/98          14506           15391           17701
9/30/98          15125           16048           19353
10/31/98         16030           17008           21082
11/30/98         16547           17556           22135
12/31/98         17262           18315           24809
1/31/99          16131           17115           23843
2/28/99          15295           16228           22595
3/31/99          15407           16347           23226
4/30/99          16601           17614           25058
5/31/99          16922           17954           25166
6/30/99          17531           18600           26514
7/31/99          17038           18077           25950
8/31/99          16384           17384           25061
9/30/99          15702           16660           24287
10/31/99         16158           17144           25525
11/30/99         16568           17579           26864
12/31/99         17045           18085           28461
1/31/2000        16509           17517           27660
2/29/2000        16235           17226           29595
3/31/2000        18800           19947           32072
4/30/2000        18734           19877           30952
5/31/2000        18617           19752           30566
6/30/2000        18039           19140           31015
7/31/2000        18628           19765           31505
8/31/2000        20396           21640           35023
9/30/2000        20577           21832           34783
10/31/2000       20996           22277           33603
11/30/2000       19943           21159           31067
12/31/2000       21259           22556           33443
1/31/2001        21725           23051           34188
2/28/2001        21104           22391           32237
3/31/2001        20220           21454           29840
4/30/2001        22071           23418           33132
5/31/2001        22942           24342           33904
6/30/2001        22609           23988           33767
7/31/2001        22749           24136           33264
8/31/2001        21939           23278           32176
9/30/2001        19594           20789           28174
10/31/2001       20201           21433           29420
11/30/2001       21447           22756           31609
12/31/2001       22519           23892           33241
1/31/2002        22519           23892           33069
2/28/2002        22710           24095           33110
3/31/2002        24177           25652           35476
4/30/2002        24455           25947           35310
5/31/2002        24386           25873           34715
6/30/2002        23170           24583           32174
7/31/2002        20894           22169           29055
8/31/2002        20981           22261           29204
9/30/2002        19292           20469           26851
10/31/2002       19883           21096           28014
11/30/2002       21012           22294           29634
12/31/2002       20355           21597           28416
1/31/2003        19903           21117           27586
2/28/2003        19503           20693           26929
3/31/2003        19321           20500           27156
4/30/2003        20680           21941           29127
5/31/2003        22074           23420           31542
6/30/2003        22138           23488           31942
7/31/2003        22538           23913           33076
8/31/2003        23411           24839           34578
9/30/2003        22926           24325           34049
10/31/2003       24636           26139           36589


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                  SPECIAL VALUE FUND   SPECIAL VALUE FUND    SPECIAL VALUE FUND
                      Class A              Class C                Class R

INCEPTION DATE        12/3/93               3/1/03                12/21/99

                            Maximum               Contingent
                 Net Asset  Offering   Net Asset  Deferred       Net Asset
                 Value      Price      Value      Charges        Value

One Year         23.90%     16.75%     N/A        N/A            23.50%
Three Year        5.47%      3.41%     N/A        N/A             5.17%
Five Year         8.97%      7.69%     N/A        N/A            N/A
Since Inception  10.18%      9.52%     25.84%     24.84%         10.93%


1 The Standard & Poor's 400 MidCap Index is a broad-based unmanaged index that measures the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge
  (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Equity Funds


Small Company Opportunity Fund


Objective

The Fund seeks to provide capital appreciation.


Strategy

The Fund invests primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio. In making investment decisions, the portfolio manager considers, among other things, the following characteristics: the rate and consistency of earnings growth and revenue growth, prospects for rising earnings, price-to-book ratio and price-to-earnings ratios, market capitalization, debt level and trading liquidity. The portfolio manager primarily relies on a quantitative model that examines the characteristics described above, among others, to select securities. Small capitalization funds typically carry additional risk since smaller companies generally have a higher risk of failure.


Commentary

The Fund returned 25.91% (Class A Shares at net asset value) for the fiscal year versus 43.36% for the Russell 2000 Index.(1) The under-performance experienced by the Fund versus the benchmark clearly emanated from our stock selection methodology. As a matter of policy, we generally avoid high valuation, low dollar price and non-earning companies. In fact, our philosophy of stock selection seeks to identify companies that are financially healthy, with improving fundamentals and attractive valuations. Unfortunately, Index returns were primarily driven by companies with very small capitalizations, below $5 stock prices and no earnings. Since we do not buy the type of stocks that were performing the best, the Fund did not fully participate in the rally.

The Fund's performance was helped by sector selection. Throughout the year, the Fund was positioned for an economic recovery with either over-weighted or equal-weighted positions in the best performing sectors such as Technology, Health Care and Capital Goods. Conversely the Fund was under-weighted in lagging sectors such as Consumer Staples and Utilities.


Small Company Opportunity Fund
vs. Russell 2000 Index
(Dollars in thousands)

              Small Company   Small Company
               Opportunity     Opportunity    Russell 2000
              Class A @ MOP   Class A @ NAV      Index

3/31/99            9425           10000          10000
4/30/99           10212           10835          10896
5/31/99           10349           10980          11055
6/30/99           10776           11434          11555
7/31/99           10371           11004          11237
8/31/99            9807           10405          10821
9/30/99            9593           10178          10823
10/31/99           9593           10178          10868
11/30/99           9916           10521          11272
12/31/99          10444           11081          12821
1/31/2000          9689           10280          12616
2/29/2000          9716           10309          14699
3/31/2000         10567           11212          13730
4/30/2000         10654           11304          12903
5/31/2000         10613           11261          12151
6/30/2000         11250           11936          13211
7/31/2000         11323           12014          12787
8/31/2000         12301           13052          13762
9/30/2000         12178           12921          13358
10/31/2000        11987           12719          12761
11/30/2000        11521           12224          11451
12/31/2000        12832           13615          12434
1/31/2001         12865           13650          13082
2/28/2001         12087           12824          12223
3/31/2001         11508           12210          11626
4/30/2001         12090           12828          12535
5/31/2001         12297           13047          12843
6/30/2001         12865           13650          13298
7/31/2001         12620           13389          12567
8/31/2001         12018           12751          12161
9/30/2001         10810           11469          10523
10/31/2001        11026           11699          11138
11/30/2001        11350           12043          12000
12/31/2001        11949           12678          12741
1/31/2002         11960           12690          12608
2/28/2002         11945           12673          12263
3/31/2002         12867           13652          13249
4/30/2002         13583           14412          13371
5/31/2002         13247           14055          12777
6/30/2002         12873           13658          12143
7/31/2002         11587           12294          10310
8/31/2002         11672           12384          10284
9/30/2002         10760           11417           9545
10/31/2002        11060           11735           9852
11/30/2002        11535           12238          10731
12/31/2002        11340           12032          10133
1/31/2003         10854           11517           9852
2/28/2003         10701           11354           9555
3/31/2003         10797           11455           9678
4/30/2003         11758           12475          10594
5/31/2003         12349           13102          11731
6/30/2003         12660           13433          11945
7/31/2003         13003           13797          12691
8/31/2003         13399           14216          13274
9/30/2003         13135           13936          13030
10/31/2003        13927           14776          14124

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                    SMALL COMPANY          SMALL COMPANY        SMALL COMPANY
                  OPPORTUNITY FUND       OPPORTUNITY FUND     OPPORTUNITY FUND
                     Class A                Class C               Class R

INCEPTION DATE        3/26/99                 3/1/03              8/16/83

                            Maximum               Contingent
                 Net Asset  Offering   Net Asset  Deferred        Net Asset
                 Value      Price      Value      Charges         Value

One Year         25.91%     18.68%     N/A        N/A             25.59%
Three Year        5.12%       3.06%    N/A        N/A              4.74%
Five Year        N/A        N/A        N/A        N/A              6.79%
Ten Year         N/A        N/A        N/A        N/A              8.79%
Since Inception   9.41%       8.02%    29.42%     28.42%           9.58%


1 The Russell 2000 Index is an unmanaged Index that measures the performance of the 2000 smallest companies of the Russell 3000 that represent approximately 10% of the total market capitalization of the Russell 3000. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge
  (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Specialty Funds


Balanced Fund


Objective

The Fund seeks to provide income and long-term growth of capital.


Strategy

The Fund pursues its investment objective by investing in equity securities and fixed income securities. The Fund may invest in any type or class of security.

In making investment decisions involving debt securities, the portfolio manager considers the following:

  1. Quality: The Fund primarily purchases investment-grade debt securities.

  2. Maturity: The average weighted maturity of the Fund's fixed income securities will range from 5 to 15 years. This range maybe changed in response to changes in market conditions.

In making investment decisions involving equity securities, the portfolio manager considers the following:

  1. The growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides;

  2. The financial condition of the company; and

  3. The price of the security and how that price compares to historical price levels, to current price levels in the general market, and to prices of competing companies, projected earnings estimates and the earnings growth rate of the company.

In making investment decisions involving preferred stock, the portfolio manager considers the following:

  1. The issuer's financial strength, including its historic and current financial condition;

  2. The issuer's projected earnings, cash flow and borrowing requirements;
     and

  3. The issuer's continuing ability to meet its obligations.


Commentary

For the year, the Fund (Class A Shares at net asset value) returned 9.45% versus the Lipper Balanced Fund Index(1) of 16.21%.

Fixed Income: Lowest quality corporate bonds were the distinctive outperforming group in the bond market, reflecting dramatically tightening spreads against treasuries. The Fund's better-than-average quality corporate bonds did not perform as well in this environment. This underperformance was offset by the positive performance of the mortgage- and asset-backed holdings. The Fund maintained duration neutrality throughout the year, reflecting the emphasis on building the Fund's value with yield contribution rather than market timing strategies.

Equity: Our overweight position in equities maintained throughout the year proved to be beneficial to the overall portfolio returns. However, our focus on large-cap higher quality stocks did hinder performance relative to the Standard & Poor's 500 Stock Index(2) over the past year. The strong performance of the lower quality, higher beta was most evident in the Technology sector where our focus on large cap higher quality industry leaders such as Microsoft negatively impacted the equity performance. An overweight in both the Utilities sector and Energy sector, two of the worst performing sectors in the S&P 500, also negatively impacted performance. Positive stock selection within the Capital Goods sector led by holdings in Ingersoll-Rand and Honeywell added to the Fund's performance.


Balanced Fund
vs. S&P 500 & Lipper Balanced
(Dollars in thousands)

             Balanced         Balanced
           Class A @ MOP    Class A @ NAV    Lipper Balanced     S&P 500

12/31/93        9425            10000            10000            10000
1/1/94          9425            10000            10000            10000
1/3/94          9425            10000            10000            10000
1/31/94         9623            10210            10262            10340
2/28/94         9352             9922            10060            10059
3/31/94         9072             9626             9695             9621
4/30/94         9094             9649             9717             9744
5/31/94         9209             9770             9791             9904
6/30/94         9096             9651             9621             9661
7/31/94         9294             9861             9838             9979
8/31/94         9507            10087            10084            10388
9/30/94         9268             9833             9902            10134
10/31/94        9371             9943             9932            10361
11/30/94        9190             9751             9699             9984
12/31/94        9296             9863             9793            10132
1/31/95         9483            10062             9914            10395
2/28/95         9800            10398            10203            10800
3/31/95         9966            10574            10384            11119
4/30/95        10192            10814            10578            11446
5/31/95        10555            11199            10915            11904
6/30/95        10619            11267            11109            12180
7/31/95        10805            11464            11343            12584
8/31/95        10861            11524            11432            12616
9/30/95        11156            11837            11704            13148
10/31/95       11173            11854            11673            13101
11/30/95       11509            12211            12035            13676
12/31/95       11724            12439            12225            13940
1/31/96        11966            12696            12446            14414
2/29/96        11893            12619            12451            14548
3/31/96        12056            12791            12500            14688
4/30/96        12110            12848            12582            14904
5/31/96        12213            12958            12711            15289
6/30/96        12303            13053            12753            15347
7/31/96        12048            12783            12424            14669
8/31/96        12204            12948            12621            14978
9/30/96        12662            13435            13088            15822
10/31/96       12991            13784            13363            16258
11/30/96       13691            14527            13986            17487
12/31/96       13430            14249            13819            17140
1/31/97        13848            14693            14246            18211
2/28/97        13891            14739            14299            18354
3/31/97        13560            14387            13882            17600
4/30/97        13934            14784            14299            18650
5/31/97        14472            15355            14886            19786
6/30/97        14874            15781            15380            20674
7/31/97        15653            16608            16257            22318
8/31/97        15068            15988            15741            21067
9/30/97        15651            16606            16371            22221
10/31/97       15462            16406            16073            21479
11/30/97       15803            16767            16369            22473
12/31/97       16050            17029            16626            22859
1/31/98        16176            17163            16747            23112
2/28/98        16741            17762            17409            24779
3/31/98        17237            18288            17943            26048
4/30/98        17398            18460            18070            26309
5/31/98        17336            18393            17886            25857
6/30/98        17665            18743            18217            26908
7/31/98        17639            18716            18002            26621
8/31/98        16376            17375            16448            22778
9/30/98        17177            18225            17161            24231
10/31/98       17712            18793            17801            26202
11/30/98       18287            19402            18449            27792
12/31/98       18924            20079            19129            29391
1/31/99        19230            20403            19436            30621
2/28/99        18849            19999            18969            29669
3/31/99        19205            20376            19436            30857
4/30/99        19793            21000            20073            32051
5/31/99        19500            20689            19760            31294
6/30/99        20026            21248            20311            33034
7/31/99        19628            20825            19930            31999
8/31/99        19464            20652            19716            31841
9/30/99        19161            20330            19460            30968
10/31/99       19789            20996            20022            32928
11/30/99       19878            21090            20239            33604
12/31/99       20220            21454            20838            35576
1/31/2000      19748            20953            20315            33788
2/29/2000      19418            20602            20268            33149
3/31/2000      20623            21881            21460            36392
4/30/2000      20291            21529            21063            35297
5/31/2000      20274            21511            20867            34573
6/30/2000      20328            21568            21201            35425
7/31/2000      20324            21564            21141            34871
8/31/2000      21132            22421            22086            37037
9/30/2000      20822            22092            21622            35082
10/31/2000     21124            22412            21607            34934
11/30/2000     20567            21822            20827            32179
12/31/2000     21236            22532            21344            32337
1/31/2001      21561            22876            21801            33484
2/28/2001      20895            22169            20957            30431
3/31/2001      20402            21646            20278            28503
4/30/2001      21108            22396            21130            30718
5/31/2001      21260            22557            21313            30924
6/30/2001      20826            22097            20992            30171
7/31/2001      20898            22173            20981            29874
8/31/2001      20267            21504            20383            28004
9/30/2001      19419            20604            19403            25740
10/31/2001     19750            20955            19731            26233
11/30/2001     20278            21515            20512            28246
12/31/2001     20351            21593            20660            28493
1/31/2002      20114            21341            20476            28078
2/28/2002      20046            21269            20341            27536
3/31/2002      20341            21582            20790            28572
4/30/2002      19817            21026            20289            26839
5/31/2002      19839            21049            20275            26642
6/30/2002      19124            20291            19413            24744
7/31/2002      18223            19335            18421            22816
8/31/2002      18418            19542            18609            22965
9/30/2002      17407            18469            17496            20469
10/31/2002     18159            19267            18226            22271
11/30/2002     18739            19882            18966            23582
12/31/2002     18225            19337            18458            22196
1/31/2003      17815            18902            18179            21614
2/28/2003      17698            18777            18046            21288
3/31/2003      17646            18723            18118            21494
4/30/2003      18398            19520            19099            23266
5/31/2003      19200            20372            19941            24492
6/30/2003      19313            20492            20088            24803
7/31/2003      19161            20330            20133            25242
8/31/2003      19320            20499            20471            25734
9/30/2003      19306            20484            20497            25461
10/31/2003     19878            21091            21172            26902

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                           Average Annual Total Return
                              As of October 31, 2003

                    BALANCED FUND        BALANCED FUND       BALANCED FUND
                       Class A              Class C             Class R

INCEPTION DATE        12/10/93              3/1/03             12/15/99

                            Maximum              Contingent
                 Net Asset  Offering  Net Asset  Deferred      Net Asset
                 Value      Price     Value      Charges       Value

One Year          9.45%      3.15%    N/A        N/A            9.17%
Three Year       -2.01%     -3.92%    N/A        N/A           -2.34%
Five Year         2.33%      1.13%    N/A        N/A           N/A
Since Inception   7.84%      7.19%    11.89%     10.89%        -0.25%


1 The Lipper Balanced Fund Index is a non-weighted Index of the 30 largest funds within the Lipper Balanced Fund investment category. It is not possible to invest in an Index directly. This index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

2 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge
  (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Fund holdings and investment policies are subject to change.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

The Victory Specialty Funds


Convertible Fund


Objective

The Fund seeks to provide a high level of current income together with long-term capital appreciation.


Strategy

The Fund pursues its investment objective by investing in securities convertible into common stocks, such as convertible bonds, convertible notes and convertible preferred stocks.

In making investment decisions, the portfolio manager may consider some, or all, of the following characteristics of potential investments, among others: attractiveness of the underlying common stock, financial condition of the issuer, including the overall credit rating (S&P or Moody's) effect on portfolio diversification, equity sensitivity or delta, current income or yield, upside/downside analysis (how the portfolio manager expects the convertible security to perform over a given time period, given a change in the underlying common stock) convertible valuation (convertible price relative to its theoretical value) and the liquidity of the security.

Commentary

For the fiscal year ended October 31, 2003, the Fund (Class A Shares at net asset value) returned 17.89% versus its benchmarks, the Merrill Lynch All Convertibles/All Qualities Index(1) which returned 29.19%, the Standard & Poor's 500 Stock Index(2) which returned 20.80% and Lipper Convertible Securities Fund Index(3) which returned -7.15%.

During fiscal 2003, our dedication to high credit quality securities hurt our performance relative to our benchmark. With 70% of the Fund's assets invested in investment grade securities (BBB- weighted average credit rating) versus 45% for the Merrill Lynch All Convertibles/All Qualities Index, our underweighted position was the main factor contributing to our underperformance. In terms of sector returns, Technology performance hurt our relative performance significantly. With the largest weighting in the Merrill Lynch All Convertibles/All Qualities Index, this speculative grade dominated sector contributed to 41% of the total return of the market over the past twelve months. In contrast, the Fund's contribution distribution was more evenly distributed from the various economic sectors. The highest contributing sectors were Technology, Cyclicals, Staples and Basics.


Convertible Fund vs. S&P 500 & Merrill Lynch All Convertibles/
All Qualities Index & Lipper Convertible Securities Fund Index
(Dollars in thousands)


                                         Lipper       Merrill Lynch
            Convertible  Convertable  Convertibles  All Convertibles/
              Class A     Class A      Securities    All Qualities
               @ MOP       @ NAV       Fund Index        Index         S&P 500

10/31/93        9800       10000         10000           10000          10000
11/30/93        9729        9928          9911           10104           9904
12/31/93        9832       10032         10047           10258          10024
1/31/94         9936       10139         10302           10526          10365
2/28/94         9815       10015         10213           10392          10084
3/31/94         9581        9777          9854            9963           9644
4/30/94         9475        9668          9729            9767           9768
5/31/94         9409        9601          9716            9764           9928
6/30/94         9401        9593          9634            9654           9685
7/31/94         9517        9712          9791            9825          10002
8/31/94         9642        9839         10069           10080          10412
9/30/94         9675        9872          9988            9951          10158
10/31/94        9641        9838          9969            9986          10386
11/30/94        9305        9494          9691            9681          10008
12/31/94        9197        9384          9679            9642          10157
1/31/95         9241        9429          9768            9711          10420
2/28/95         9471        9664         10001           10015          10826
3/31/95         9736        9935         10232           10287          11146
4/30/95         9996       10200         10408           10502          11474
5/31/95        10193       10401         10633           10791          11933
6/30/95        10238       10447         10857           11160          12210
7/31/95        10511       10726         11183           11537          12614
8/31/95        10802       11023         11265           11706          12646
9/30/95        10975       11199         11437           11859          13180
10/31/95       10837       11058         11250           11536          13132
11/30/95       11205       11434         11588           11979          13709
12/31/95       11433       11666         11718           12023          13973
1/31/96        11855       12096         11926           12394          14450
2/29/96        11911       12155         12111           12673          14584
3/31/96        12084       12331         12227           12806          14724
4/30/96        12142       12390         12512           13044          14942
5/31/96        12298       12549         12716           13332          15328
6/30/96        12258       12508         12548           13135          15387
7/31/96        11915       12158         12107           12575          14707
8/31/96        12318       12569         12536           13060          15018
9/30/96        12661       12920         12934           13420          15863
10/31/96       12979       13244         12995           13582          16301
11/30/96       13476       13751         13440           14040          17533
12/31/96       13621       13898         13432           13937          17186
1/31/97        13843       14125         13835           14343          18260
2/28/97        13980       14265         13773           14290          18403
3/31/97        13745       14025         13502           13983          17646
4/30/97        13809       14091         13593           14110          18700
5/31/97        14333       14625         14240           14826          19839
6/30/97        14814       15117         14693           15291          20727
7/31/97        15442       15758         15372           16164          22377
8/31/97        15399       15713         15369           16077          21124
9/30/97        15887       16212         16059           16820          22280
10/31/97       15625       15944         15654           16496          21535
11/30/97       15669       15989         15604           16503          22532
12/31/97       15849       16173         15703           16664          22920
1/31/98        15802       16124         15726           16715          23172
2/28/98        16242       16574         16417           17456          24843
3/31/98        16931       17277         16925           18097          26115
4/30/98        16870       17214         17003           18211          26379
5/31/98        16486       16822         16663           17809          25922
6/30/98        16626       16965         16598           17959          26972
7/31/98        16237       16568         16293           17674          26686
8/31/98        14715       15016         14396           15643          22827
9/30/98        14852       15155         14605           15955          24291
10/31/98       15050       15357         15020           16367          26265
11/30/98       15432       15747         15627           17149          27857
12/31/98       15727       16048         16147           18153          29462
1/31/99        16217       16548         16672           19048          30693
2/28/99        16053       16381         16093           18383          29742
3/31/99        16394       16728         16463           19143          30931
4/30/99        16902       17247         17239           19920          32131
5/31/99        16812       17156         17311           19820          31373
6/30/99        17347       17701         17922           20550          33114
7/31/99        17116       17466         17765           20419          32078
8/31/99        16923       17268         17607           20162          31921
9/30/99        16547       16885         17443           20294          31043
10/31/99       16925       17270         18024           21090          33008
11/30/99       17011       17358         18927           22311          33678
12/31/99       17574       17933         20715           25334          35658
1/31/2000      17642       18003         20790           25328          33865
2/29/2000      18586       18966         22761           27458          33225
3/31/2000      18979       19366         22952           27419          36474
4/30/2000      18992       19379         21931           25529          35376
5/31/2000      19091       19480         21128           24423          34651
6/30/2000      20057       20466         22383           25680          35507
7/31/2000      19944       20351         21877           24918          34949
8/31/2000      21245       21678         23546           26832          37120
9/30/2000      21007       21435         23101           25957          35160
10/31/2000     20406       20822         22323           24941          35012
11/30/2000     18957       19344         20378           21960          32253
12/31/2000     20070       20479         21711           22801          32411
1/31/2001      20654       21075         22384           24219          33565
2/28/2001      19503       19901         21153           22400          30504
3/31/2001      19072       19462         20425           21430          28570
4/30/2001      20249       20662         21577           22869          30793
5/31/2001      20346       20762         21530           22726          30996
6/30/2001      20192       20604         21244           22367          30240
7/31/2001      19962       20369         20948           22045          29940
8/31/2001      19371       19766         20448           21656          28066
9/30/2001      18199       18570         18986           20364          25801
10/31/2001     18727       19109         19502           20783          26294
11/30/2001     19288       19682         20335           21339          28311
12/31/2001     19298       19692         20687           21788          28560
1/31/2002      19049       19438         20451           21444          28143
2/28/2002      18784       19168         20046           20836          27600
3/31/2002      19415       19812         20785           21584          28635
4/30/2002      19114       19505         20607           21269          26899
5/31/2002      18780       19163         20450           21084          26700
6/30/2002      18153       18523         19466           19942          24799
7/31/2002      17276       17628         18131           18747          22867
8/31/2002      17378       17732         18336           18980          23018
9/30/2002      16752       17094         17718           18311          20518
10/31/2002     17092       17441         18048           18719          22324
11/30/2002     17961       18327         18986           20069          23639
12/31/2002     17722       18083         18762           19918          22249
1/31/2003      17858       18223         18940           20238          21666
2/28/2003      17910       18275         18887           20190          21339
3/31/2003      17942       18308         18993           20531          21546
4/30/2003      18583       18962         19825           21567          23321
5/31/2003      19274       19667         20782           22570          24550
6/30/2003      19203       19595         20913           22713          24862
7/31/2003      19289       19683         20976           22778          25302
8/31/2003      19428       19824         21305           23061          25796
9/30/2003      19498       19896         21448           23345          25522
10/31/2003     20147       20558         22325           24183          26967


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                                 CONVERTIBLE FUND
                                    Class A

INCEPTION DATE                      4/14/88

                                          Maximum
                               Net Asset  Offering
                               Value      Price

One Year                       17.89%     15.59%
Three Year                     -0.42%     -1.09%
Five Year                       6.01%      5.58%
Ten Year                        7.47%      7.25%
Since Inception                 9.39%      9.25%


1 Mutual Funds listed in the Merrill Lynch All Convertibles/All Qualities
  Index invest primarily in convertible bonds and convertible preferred shares. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund. Effective March 1, 2003, the Fund changed its benchmark to the Merrill Lynch All Convertibles/All Qualities Index. The Adviser believes that this index better reflects the Fund's investment strategies.

2 The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, comprised of 500 domestically traded common stocks and is weighted according to the market value of each common stock in the Index and includes reinvestment of dividends. This Index does not include the effect of sales charges and is not representative of the Fund and cannot be invested in directly.

3 The Lipper Convertible Securities Fund Index is an unmanaged index, generally representative of convertible bonds and convertible preferred shares. Lipper Mutual Fund Indices are equally weighted and composed of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends. An investor cannot invest directly in an index.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares (prior to March 1, 2003, the Class A maximum sales charge was 5.75%) and a maximum contingent deferred sales charge (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

  Fund holdings and investment policies are subject to change.

  Rating of assets is as of October 31, 2003 and is subject to change without notice.

  A significant amount of the Fund's assets may be comprised of below-investment grade securities, sometimes known as "junk bonds." These securities generally offer higher yields than investment grade securities but carry a higher risk of default and may be considered speculative.

The Victory Specialty Funds


Real Estate Fund


Investment Objective

The Fund seeks to provide total return through investments in real estate-related securities.


Strategy

The Fund pursues its investment objective by investing primarily in:

   1. Equity securities (including equity and mortgage real estate investment trusts (REITs));

   2. Rights or warrants to purchase common stocks;

   3. Securities convertible into common stocks; and

   4. Preferred stocks.

In making investment decisions, the portfolio manager may consider some or all of the following characteristics of potential investments, among others: assets, locations, occupancy, rental rates, maintenance standards and capital expenditures, cash flow, earnings and dividend growth potential, leverage and return on equity and management's experience, talent, interest and ownership positions. Because the Fund invests in a single industry, its shares do not represent a complete investment program. As a non-diversified and single industry fund, the value of the Fund's shares may fluctuate more than shares invested in a broader range of industries and companies. Investments in real estate involve risk, including overbuilding, vacancies, and property tax and operating expense increases.

Commentary

The Fund (Class A Shares at net asset value) provided an annual return of 28.33% for the fiscal year ended October 31, 2003. The Fund trailed the Morgan Stanley REIT Index(1), which returned 33.94% for the year.

The Fund reported a positive return performance despite continued upheaval in the broader markets. The annual return in the Fund is due to aggressive fund flows into the sector as investors sought the high dividend yields offered by the REITs. In addition, real estate has been one of the few sectors in the economy to continue to produce increasing valuations with the result that allocations to the sector by pension Funds, as well as individual investors, continued to grow.

The return of the Fund trailed the Morgan Stanley REIT Index largely because of our underweighting in the retail mall and strip shopping centers property groups.

In accordance with its strategy of investing in companies with properties leased to high-credit tenants on long-term leases, the Fund was overweighted in the office property sector. Our selection of stocks in that area resulted in an outperformance against the Morgan Stanley REIT Index. Also in accordance with our defensive strategy, we were slightly underweighted in the apartment sector, which was the lowest performing sector as a result of continued job loss throughout the year.


Real Estate Fund
vs. MSREIT Index
(Dollars in thousands)

            Real Estate      Real Estate
           Class A @ MOP    Class A @ NAV      MSREIT Index

4/30/97         9425            10000            10000
2/28/97         9450            10100            10100
3/31/97         9500            10150            10150
4/30/97         9550            10200            10200
5/31/97         9661            10250            10300
6/30/97        10170            10790            10845
7/31/97        10744            11400            11139
8/31/97        10764            11420            11064
9/30/97        11844            12567            12110
10/31/97       11539            12243            11783
11/30/97       11682            12395            11957
12/31/97       11997            12729            12229
1/31/98        11900            12626            12054
2/28/98        11813            12534            11860
3/31/98        12098            12836            12141
4/30/98        11757            12474            11711
5/31/98        11611            12319            11609
6/30/98        11638            12348            11607
7/31/98        10880            11544            10793
8/31/98         9954            10561             9777
9/30/98        10415            11050            10382
10/31/98       10166            10786            10186
11/30/98       10365            10998            10346
12/31/98       10267            10893            10162
1/31/99        10155            10775             9889
2/28/99        10033            10645             9726
3/31/99        10074            10689             9673
4/30/99        10952            11620            10608
5/31/99        11176            11858            10833
6/30/99        10950            11619            10631
7/31/99        10723            11377            10297
8/31/99        10671            11322            10198
9/30/99        10378            11011             9771
10/31/99       10168            10788             9548
11/30/99        9906            10510             9407
12/31/99       10326            10956             9699
1/31/2000      10400            11035             9760
2/29/2000      10358            10989             9605
3/31/2000      10955            11624             9957
4/30/2000      11446            12144            10626
5/31/2000      11659            12370            10724
6/30/2000      12091            12829            10990
7/31/2000      12997            13790            11986
8/31/2000      12641            13412            11495
9/30/2000      13054            13851            11848
10/31/2000     12510            13273            11286
11/30/2000     12836            13620            11484
12/31/2000     13481            14303            12300
1/31/2001      13107            13907            12353
2/28/2001      13009            13803            12140
3/31/2001      13022            13817            12240
4/30/2001      13232            14039            12524
5/31/2001      13463            14285            12805
6/30/2001      14244            15113            13577
7/31/2001      14021            14876            13284
8/31/2001      14378            15255            13775
9/30/2001      14181            15046            13225
10/31/2001     13696            14532            12782
11/30/2001     14295            15167            13527
12/31/2001     14591            15481            13878
1/31/2002      14430            15310            13846
2/28/2002      14625            15517            14120
3/31/2002      15415            16355            15030
4/30/2002      15461            16404            15126
5/31/2002      15622            16575            15318
6/30/2002      15889            16858            15758
7/31/2002      15182            16108            14874
8/31/2002      15217            16145            14899
9/30/2002      14608            15499            14357
10/31/2002     13886            14733            13636
11/30/2002     14446            15327            14265
12/31/2002     14593            15484            14384
1/31/2003      14227            15095            13988
2/28/2003      14499            15383            14238
3/31/2003      14939            15851            14537
4/30/2003      15346            16282            15151
5/31/2003      15932            16904            16007
6/30/2003      16265            17257            16374
7/31/2003      16831            17858            17243
8/31/2003      16939            17972            17348
9/30/2003      17428            18492            17962
10/31/2003     17817            18904            18265


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                  REAL ESTATE FUND       REAL ESTATE FUND    REAL ESTATE FUND
                      Class A               Class C               Class R

INCEPTION DATE        4/30/97                3/1/02              12/15/99

                            Maximum                Contingent
                 Net Asset  Offering   Net Asset   Deferred     Net Asset
                 Value      Price      Value       Charges      Value

One Year         28.33%     20.92%     27.56%      26.56%       27.95%
Three Year       12.51%     10.31%     N/A         N/A          12.13%
Five Year        11.88%     10.57%     N/A         N/A          N/A
Since Inception  10.28%      9.28%     11.91%      11.91%       16.88%


1 The Morgan Stanley REIT Index is an unmanaged index, generally representative of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. An investor cannot invest directly in an index.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 5.75% for Class A Shares and a maximum contingent deferred sales charge (CDSC) of 1.00% for Class C Shares.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Total returns of less than one year are not annualized. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Investments in this Fund are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk and diversification risk. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

  Fund holdings and investment policies are subject to change.

The Victory Taxable Fixed Income Funds


Intermediate Income Fund


Objective

The Fund seeks to provide a high level of current income.


Strategy

The Fund pursues its investment objective by investing in debt securities, generally issued by corporations, the U.S. government and its agencies or instrumentalities.

Under normal circumstances, the Fund invests primarily in:

  1. Investment grade corporate securities, asset backed securities, convertible securities or exchangeable debt securities;

  2. Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

  3. Mortgage-related securities issued by government agencies and non-governmental entities; and

  4. Commercial paper.

Important Characteristics of the Fund's Investments

  1. Quality: Investment grade corporate securities are rated in the top four rating categories at the time of purchase by S&P, Fitch, Inc., Moody's Investors Service or another NRSRO* or if unrated, of comparable quality.

  2. Maturity: The average effective maturity of the Fund generally will range from 3 to 10 years. Under certain market conditions, the portfolio manager may go outside these boundaries.


Commentary

For the fiscal year ended October 31, 2003, the Fund (Class A Shares at net asset value) had a total return of 3.98% vs. its benchmark, the Lehman Brothers Intermediate Government/Corporate Bond Index,(1) which had a total return of 5.43%. Lowest quality corporate bonds were the distinctive outperforming group in the index, reflecting dramatically tightening spreads against treasuries. The Fund's better-than-average index quality corporate bonds did not perform well in this environment. Overall performance lagged the benchmark for this reason, despite partially offsetting positive performance from mortgage- and asset-backed holdings. The Fund maintained duration neutrality throughout the year, reflecting the emphasis on building the Fund's value with yield contribution rather than market timing strategies.


Intermediate Income Fund
vs. Lehman Int Gov't/Corp
(Dollars in thousands)

               Intermediate    Intermediate
                 Income           Income           Lehman
              Class A @ MOP    Class A @ NAV    Int Govt/Corp

12/10/93           9800            10000            10000
1/1/94             9879            10081            10111
1/2/94             9879            10081            10111
1/31/94            9879            10081            10111
2/28/94            9735             9934             9962
3/31/94            9603             9799             9797
4/30/94            9529             9723             9731
5/31/94            9528             9723             9737
6/30/94            9532             9727             9739
7/31/94            9641             9838             9879
8/31/94            9654             9851             9910
9/30/94            9559             9754             9819
10/31/94           9557             9752             9817
11/30/94           9509             9703             9773
12/31/94           9547             9741             9807
1/31/95            9704             9902             9973
2/28/95            9868            10069            10179
3/31/95            9928            10130            10238
4/30/95           10040            10245            10364
5/31/95           10339            10550            10677
6/30/95           10396            10608            10749
7/31/95           10392            10604            10750
8/31/95           10487            10702            10848
9/30/95           10551            10767            10927
10/31/95          10669            10886            11049
11/30/95          10796            11017            11194
12/31/95          10886            11108            11311
1/31/96           10983            11207            11409
2/29/96           10842            11063            11275
3/31/96           10779            10998            11217
4/30/96           10725            10944            11177
5/31/96           10700            10919            11169
6/30/96           10808            11029            11287
7/31/96           10828            11049            11321
8/31/96           10826            11047            11330
9/30/96           10967            11191            11488
10/31/96          11154            11382            11691
11/30/96          11274            11504            11845
12/31/96          11218            11447            11769
1/31/97           11257            11487            11815
2/28/97           11272            11502            11837
3/31/97           11185            11413            11755
4/30/97           11311            11542            11894
5/31/97           11384            11617            11992
6/30/97           11484            11718            12102
7/31/97           11718            11957            12348
8/31/97           11646            11884            12286
9/30/97           11782            12022            12429
10/31/97          11893            12135            12566
11/30/97          11917            12161            12594
12/31/97          12009            12254            12695
1/31/98           12164            12412            12861
2/28/98           12160            12409            12851
3/31/98           12185            12434            12893
4/30/98           12245            12495            12957
5/31/98           12340            12592            13052
6/30/98           12419            12673            13136
7/31/98           12452            12706            13182
8/31/98           12665            12924            13389
9/30/98           12956            13220            13725
10/31/98          12880            13142            13712
11/30/98          12856            13118            13711
12/31/98          12911            13174            13766
1/31/99           12977            13242            13842
2/28/99           12765            13026            13638
3/31/99           12886            13149            13740
4/30/99           12914            13178            13782
5/31/99           12794            13055            13676
6/30/99           12771            13031            13686
7/31/99           12773            13034            13673
8/31/99           12764            13024            13684
9/30/99           12878            13141            13812
10/31/99          12857            13119            13847
11/30/99          12849            13111            13864
12/31/99          12815            13077            13819
1/31/2000         12782            13043            13769
2/29/2000         12888            13151            13882
3/31/2000         13038            13304            14027
4/30/2000         12989            13254            13995
5/31/2000         12985            13250            14017
6/30/2000         13210            13479            14264
7/31/2000         13306            13577            14373
8/31/2000         13446            13720            14542
9/30/2000         13573            13850            14675
10/31/2000        13628            13906            14742
11/30/2000        13815            14097            14942
12/31/2000        14095            14383            15217
1/31/2001         14302            14594            15467
2/28/2001         14433            14728            15613
3/31/2001         14532            14829            15733
4/30/2001         14493            14789            15691
5/31/2001         14558            14855            15780
6/30/2001         14606            14905            15838
7/31/2001         14915            15219            16167
8/31/2001         15056            15363            16329
9/30/2001         15305            15617            16567
10/31/2001        15545            15863            16842
11/30/2001        15376            15690            16673
12/31/2001        15288            15600            16581
1/31/2002         15370            15683            16667
2/28/2002         15481            15797            16800
3/31/2002         15228            15538            16544
4/30/2002         15464            15780            16818
5/31/2002         15607            15926            16986
6/30/2002         15718            16039            17132
7/31/2002         15797            16119            17335
8/31/2002         16034            16361            17593
9/30/2002         16320            16653            17908
10/31/2002        16251            16583            17838
11/30/2002        16198            16528            17822
12/31/2002        16536            16874            18211
1/31/2003         16498            16835            18209
2/28/2003         16739            17081            18466
3/31/2003         16747            17089            18484
4/30/2003         16855            17199            18625
5/31/2003         17161            17512            18999
6/30/2003         17136            17485            18986
7/31/2003         16658            16997            18469
8/31/2003         16666            17006            18514
9/30/2003         17061            17409            18982
10/31/2003        16899            17244            18803


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                            INTERMEDIATE INCOME FUND
                                    Class A

INCEPTION DATE                      12/10/93

                                          Maximum
                               Net Asset  Offering
                               Value      Price

One Year                       3.98%      1.94%
Three Year                     7.43%      6.71%
Five Year                      5.58%      5.16%
Since Inception                5.66%      5.45%


* An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

1 Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

 Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

 The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares.

 Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

 Fund holdings and investment policies are subject to change.

The Victory Taxable Fixed Income Funds


Fund for Income


Objective

The Fund seeks to provide a high level of current income consistent with preservation of shareholder's capital.


Strategy

The Fund pursues its investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities. The Fund currently invests only in securities that are guaranteed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Under normal circumstances, the Fund primarily invests in:

  1. Mortgage backed obligations and collateralized mortgage obligations
     (CMOs) issued by the Government National Mortgage Association (GNMA) with an average effective maturity ranging from 2 to 10 years. The Fund will invest at least 65% of its total assets in GNMA securities.

  2. Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years.

In making investment decisions, the portfolio manager looks for GNMA securities that provide above average yield and have below average prepayment sensitivity. The portfolio manager may purchase U.S. Treasury securities to manage the Fund's duration and to provide liquidity.


Commentary

The Fund for the year ending October 31, 2003 (Class A Shares at net asset value) returned 1.15% vs. its benchmark, the Lehman GNMA Index,1 which returned 2.65%.

While the Fund, an investment vehicle 100% invested in securities guaranteed by the United States government, was not one of the market leaders over the past year, our primary objective is to deliver a high and reliable income stream to our shareholders and we continue to work toward this objective.

Class A shareholders received approximately 6 cents per share per month over the past year. This is consistent with the dividend they have received for the past five years. Based upon an average net asset value (NAV) of $13.26 over the one year time period, shareholders earned a dividend yield of approximately 5.4% in an environment where money market rates were below 1% and the five-year Treasury bond was yielding, on average, around 2.9%.


Fund for Income
vs. Lehman GNMA Index
(Dollars in thousands)

             Fund for Income    Fund for Income       Lehman
              Class A @ MOP      Class A @ NAV      GNMA Index

4/30/99            9800             10000             10000
5/31/99            9786              9986              9997
6/30/99            9752              9951              9957
7/31/99            9724              9922              9892
8/31/99            9710              9908              9889
9/30/99            9835             10036             10048
10/31/99           9863             10064             10108
11/30/99           9868             10069             10112
12/31/99           9844             10045             10092
1/31/2000          9797              9997             10001
2/29/2000          9890             10092             10129
3/31/2000         10031             10236             10289
4/30/2000         10014             10219             10280
5/31/2000         10031             10236             10317
6/30/2000         10192             10400             10507
7/31/2000         10239             10448             10563
8/31/2000         10383             10595             10722
9/30/2000         10464             10678             10822
10/31/2000        10519             10734             10903
11/30/2000        10658             10876             11056
12/31/2000        10815             11036             11213
1/31/2001         10980             11205             11395
2/28/2001         11055             11281             11446
3/31/2001         11120             11347             11515
4/30/2001         11084             11310             11535
5/31/2001         11157             11384             11630
6/30/2001         11195             11423             11664
7/31/2001         11388             11621             11863
8/31/2001         11461             11695             11950
9/30/2001         11603             11840             12112
10/31/2001        11762             12002             12273
11/30/2001        11660             11898             12171
12/31/2001        11598             11835             12134
1/31/2002         11698             11937             12256
2/28/2002         11800             12041             12381
3/31/2002         11652             11890             12264
4/30/2002         11872             12115             12480
5/31/2002         11958             12202             12562
6/30/2002         12061             12307             12662
7/31/2002         12219             12468             12810
8/31/2002         12329             12580             12899
9/30/2002         12484             12739             13005
10/31/2002        12457             12711             13047
11/30/2002        12411             12664             13059
12/31/2002        12545             12801             13189
1/31/2003         12556             12812             13223
2/28/2003         12653             12911             13290
3/31/2003         12663             12921             13299
4/30/2003         12711             12970             13331
5/31/2003         12806             13067             13332
6/30/2003         12796             13057             13372
7/31/2003         12573             12830             13152
8/31/2003         12591             12848             13237
9/30/2003         12697             12956             13428
10/31/2003        12599             12856             13393

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                   FUND FOR INCOME       FUND FOR INCOME      FUND FOR INCOME
                       Class A              Class C               Class R

INCEPTION DATE         3/26/99              3/1/02                9/16/87

                            Maximum               Contingent
                 Net Asset  Offering   Net Asset  Deferred        Net Asset
                 Value      Price      Value      Charges         Value

One Year         1.15%      -0.84%     0.49%      -0.47%          1.08%
Three Year       6.20%       5.49%     N/A        N/A             6.15%
Five Year        N/A        N/A        N/A        N/A             5.39%
Ten Year         N/A        N/A        N/A        N/A             5.78%
Since Inception  5.64%       5.17%     3.36%       3.36%          7.39%


1 The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. The Fund has designated the Lehman GNMA Index as its benchmark because that index better reflects the Fund's investment style and strategy. Index returns do not include any brokerage commissions, sales charges, or other fees. It is not possible to invest directly in an index.

  Effective March 26, 1999, the Gradison Government Income Fund merged into the Fund for Income. For periods prior to that time, the performance shown is that of the Gradison Government Income Fund. Performance of Class A, Class C and Class R Shares will differ due to differences in sales charge structure and class expense.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any. Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  The maximum offering price (MOP) figures reflect a maximum sales charge of 2.00% for Class A Shares and a maximum contingent deferred sales charge
  (CDSC) of 1.00% for Class C Shares.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

  Fund holdings and investment policies are subject to change.

  Money market funds are managed for total price stability. The Victory Fund for Income purchases short-term investments with longer maturities and higher yields than are included in money market funds. As a result, the Fund's share price will fluctuate and when redeemed, may be worth more or less than the original investment. Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value, while stocks are volatile and subject to fluctuation in value.

The Victory Tax-Exempt Fixed Income Funds


National Municipal Bond Fund
New York Municipal Bond Fund
Ohio Municipal Bond Fund


Commentary

The National Municipal Bond Fund: For the one-year period ended October 31, 2003, the Fund (Class A Shares at net asset value) returned 4.54% vs. its benchmark, the Lehman Brothers 7 Year Municipal Bond Index,(1) which returned 5.75%.

The New York Municipal Bond Fund continued to be managed with a focus on income. We have been able to keep an attractive dividend payout without sacrificing quality as the Fund continues to invest almost exclusively in AAA- rated insured bonds. The Fund has a longer duration than that of the National Municipal or Ohio Municipal Bond Funds, which allows us to capture more current income. There is more risk to a rising interest rate environment due to the longer duration, but investors have been rewarded for this over the last five years with steady to falling rates. The Fund for the one-year period ended October 31, 2003 (Class A Shares at net asset value) returned 5.12% vs. its benchmark, the Lehman Brothers 10-Year Municipal Bond Index,(2) which returned 4.88%.

The Ohio Municipal Bond Fund for the one-year period ended October 31, 2003 (Class A Shares at net asset value) returned 4.16% vs. its benchmark, the Lehman 10-Year Municipal Bond Index,(2) which returned 4.88%.

All three Funds own bonds that are of "A- rated" quality or better, with all three Funds being invested over 50% in bonds that are rated AAA. Regarding interest rates -- we remain at 45-year lows on the short end, as measured by the Fed Funds target rate, which is currently at 1%.


* An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

1 The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

2 The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index comprised of investment grade municipal bonds with maturities of 8 to 12 years. It is not possible to invest directly in an index, does not include the effect of sales charges, and is not representative of the Fund.

  Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, and unless indicated, show the effect of the maximum 2.00% sales charge applicable to Class A Shares (prior to May 1, 2001, the Class A maximum sales charge was 5.75%). Total returns for more than one year are average annual total returns. Performance of the different classes of shares will vary based on the differences in sales charges and class specific expenses paid by the shareholders.

  Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

  The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal minimum tax.

  Fund holdings and investment policies are subject to change.

  Past performance does not guarantee future results.

The Victory Tax-Exempt Fixed Income Funds


National Municipal Bond Fund


Objective

The Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.


Strategy

The Fund pursues its investment objective by investing primarily in:

  1. Municipal securities, including mortgage-related securities, with fixed, variable or floating interest rates;

  2. Zero coupon, tax, revenue and bond anticipation notes; and

  3. Tax-exempt commercial paper.


Important Characteristics of the Fund's Investments

  1. Quality: Municipal securities rated A or above at the time of purchase by Standard & Poor's, Fitch Inc., Moody's Investors Service, or another NRSRO,* or if unrated, of comparable quality.

  2. Maturity: The average effective maturity of the Fund generally will range from 5 to 11 years. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.


National Municipal Bond Fund
vs. Lehman 7-Yr Muni
(Dollars in thousands)

              National Muni   National Muniv       Lehman
              Class A @ MOP   Class A @ NAV      7-Yr Muni

2/3/94            9800            10000            10000
2/28/94           9800            10000            10000
3/31/94           9445             9638             9522
4/30/94           9523             9718             9591
5/31/94           9578             9773             9639
6/30/94           9549             9744             9622
7/31/94           9678             9875             9757
8/31/94           9723             9922             9808
9/30/94           9526             9721             9714
10/31/94          9348             9538             9617
11/30/94          9142             9328             9477
12/31/94          9309             9499             9620
1/31/95           9588             9784             9801
2/28/95           9793             9993            10021
3/31/95           9911            10114            10126
4/30/95           9924            10127            10153
5/31/95          10195            10403            10423
6/30/95          10183            10391            10413
7/31/95          10327            10537            10546
8/31/95          10453            10667            10671
9/30/95          10508            10723            10711
10/31/95         10657            10875            10805
11/30/95         10784            11005            10924
12/31/95         10954            11178            10982
1/31/96          11056            11282            11088
2/29/96          11076            11302            11050
3/31/96          10911            11134            10942
4/30/96          10887            11110            10922
5/31/96          10899            11122            10906
6/30/96          10961            11185            10990
7/31/96          11076            11302            11081
8/31/96          11063            11289            11087
9/30/96          11154            11382            11187
10/31/96         11277            11507            11307
11/30/96         11467            11701            11496
12/31/96         11442            11675            11461
1/31/97          11448            11682            11502
2/28/97          11551            11787            11598
3/31/97          11416            11649            11448
4/30/97          11498            11732            11506
5/31/97          11667            11905            11651
6/30/97          11793            12034            11762
7/31/97          12117            12365            12035
8/31/97          11987            12232            11950
9/30/97          12131            12379            12076
10/31/97         12191            12440            12147
11/30/97         12251            12501            12190
12/31/97         12444            12698            12340
1/31/98          12543            12799            12469
2/28/98          12574            12831            12480
3/31/98          12574            12830            12481
4/30/98          12476            12731            12408
5/31/98          12709            12968            12591
6/30/98          12761            13021            12626
7/31/98          12792            13053            12668
8/31/98          13014            13280            12860
9/30/98          13165            13434            13026
10/31/98         13185            13455            13045
11/30/98         13206            13475            13080
12/31/98         13228            13498            13108
1/31/99          13409            13683            13299
2/28/99          13326            13598            13224
3/31/99          13316            13588            13219
4/30/99          13358            13630            13251
5/31/99          13274            13545            13185
6/30/99          13076            13343            12994
7/31/99          13170            13438            13082
8/31/99          13149            13417            13053
9/30/99          13140            13408            13101
10/31/99         13055            13321            13045
11/30/99         13157            13426            13141
12/31/99         13111            13378            13089
1/31/2000        13063            13329            13057
2/29/2000        13157            13426            13110
3/31/2000        13382            13655            13296
4/30/2000        13320            13591            13247
5/31/2000        13285            13556            13217
6/30/2000        13621            13899            13512
7/31/2000        13812            14094            13683
8/31/2000        14017            14303            13861
9/30/2000        13955            14240            13819
10/31/2000       14107            14395            13937
11/30/2000       14267            14558            14002
12/31/2000       14659            14958            14276
1/31/2001        14748            15049            14519
2/28/2001        14809            15112            14529
3/31/2001        14980            15285            14646
4/30/2001        14800            15103            14514
5/31/2001        15022            15329            14680
6/30/2001        15144            15453            14752
7/31/2001        15375            15689            14936
8/31/2001        15632            15951            15162
9/30/2001        15595            15913            15158
10/31/2001       15814            16136            15310
11/30/2001       15580            15898            15140
12/31/2001       15459            15775            15016
1/31/2002        15704            16024            15299
2/28/2002        15874            16198            15501
3/31/2002        15611            15929            15161
4/30/2002        15925            16250            15534
5/31/2002        16032            16359            15623
6/30/2002        16187            16517            15808
7/31/2002        16404            16738            16002
8/31/2002        16575            16914            16202
9/30/2002        16914            17259            16522
10/31/2002       16620            16960            16270
11/30/2002       16988            17334            16202
12/31/2002       16903            17248            16570
1/31/2003        17172            17522            16526
2/28/2003        17130            17480            16769
3/31/2003        17245            17597            16762
4/30/2003        17562            17921            16873
5/31/2003        17440            17795            17288
6/30/2003        16925            17270            17207
7/31/2003        17067            17416            16621
8/31/2003        17555            17914            16773
9/30/2003        17447            17803            17300
10/31/2003       17447            17803            17205


Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                            As of October 31, 2003

                                NAT'L MUNI BOND FUND
                                      Class A

INCEPTION DATE                        2/3/94

                                          Maximum
                               Net Asset  Offering
                               Value      Price

One Year                       4.54%      2.48%
Three Year                     7.19%      6.49%
Five Year                      5.67%      5.25%
Since Inception                6.06%      5.84%

The Victory Tax-Exempt Fixed Income Funds


New York Municipal Bond Fund


Objective

The Fund seeks to provide a high level of current income exempt from federal, New York state, and New York City income taxes, consistent with the preservation of shareholders' capital.


Strategy

The Fund pursues its investment objective by investing primarily in:

  1. Municipal securities, including mortgage-related securities with fixed, variable or floating interest rates;

  2. Zero coupon, tax and revenue anticipation notes; and

  3. Tax-exempt commercial paper.

Under normal circumstances, the Fund will invest at least 80% of its assets in securities the interest on which is exempt from federal, New York state and New York City income tax. Federal income taxation includes the alternative minimum tax.


Important Characteristics of the Fund's Investments

  1. Quality: municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's or another NRSRO,* or if unrated, of comparable quality.

  2. Maturity: The Fund will generally purchase securities with original final maturities of 20 to 30 years at the time of purchase. Under certain conditions, the Fund's portfolio manager may go outside these boundaries.


New York Municipal Bond Fund
vs. Lehman 10-Yr Muni
(Dollars in thousands)

                NY Muni         NY Muni         Lehman
             Class A @ MOP   Class A @ NAV    10-Yr Muni

10/31/93           9800          10000          10000
11/30/93           9704           9902           9918
12/31/93           9889          10091          10129
1/31/94            9990          10194          10254
2/28/94            9809          10010           9973
3/31/94            9529           9723           9592
4/30/94            9510           9704           9713
5/31/94            9569           9764           9775
6/30/94            9543           9738           9733
7/31/94            9661           9858           9896
8/31/94            9667           9864           9935
9/30/94            9573           9769           9801
10/31/94           9464           9657           9658
11/30/94           9293           9482           9475
12/31/94           9437           9629           9646
1/31/95            9631           9828           9896
2/28/95            9844          10045          10176
3/31/95            9928          10130          10313
4/30/95            9954          10157          10325
5/31/95           10164          10371          10653
6/30/95           10175          10382          10587
7/31/95           10243          10452          10742
8/31/95           10301          10512          10888
9/30/95           10372          10584          10958
10/31/95          10490          10704          11084
11/30/95          10607          10824          11233
12/31/95          10694          10912          11301
1/31/96           10749          10968          11415
2/29/96           10729          10948          11369
3/31/96           10584          10800          11228
4/30/96           10571          10786          11188
5/31/96           10580          10796          11157
6/30/96           10648          10865          11263
7/31/96           10756          10976          11371
8/31/96           10797          11018          11371
9/30/96           10885          11107          11488
10/31/96          10963          11187          11633
11/30/96          11084          11310          11868
12/31/96          11067          11293          11815
1/31/97           11073          11299          11862
2/28/97           11156          11383          11973
3/31/97           11059          11284          11813
4/30/97           11131          11358          11900
5/31/97           11231          11460          12069
6/30/97           11317          11548          12203
7/31/97           11533          11769          12546
8/31/97           11460          11693          12424
9/30/97           11548          11783          12582
10/31/97          11594          11831          12649
11/30/97          11637          11874          12707
12/31/97          11735          11974          12908
1/31/98           11799          12040          13051
2/28/98           11800          12041          13050
3/31/98           11825          12066          13041
4/30/98           11773          12013          12969
5/31/98           11934          12178          13189
6/30/98           11989          12234          13238
7/31/98           12018          12263          13259
8/31/98           12209          12458          13490
9/30/98           12343          12595          13691
10/31/98          12304          12555          13697
11/30/98          12351          12603          13738
12/31/98          12361          12613          13780
1/31/99           12468          12723          13991
2/28/99           12439          12693          13865
3/31/99           12439          12693          13858
4/30/99           12461          12715          13896
5/31/99           12412          12665          13798
6/30/99           12294          12545          13542
7/31/99           12315          12566          13632
8/31/99           12246          12496          13582
9/30/99           12197          12446          13628
10/31/99          12087          12334          13531
11/30/99          12179          12428          13679
12/31/99          12112          12359          13608
1/31/2000         12083          12330          13552
2/29/2000         12218          12468          13659
3/31/2000         12455          12710          13925
4/30/2000         12384          12637          13856
5/31/2000         12335          12587          13774
6/30/2000         12598          12855          14149
7/31/2000         12746          13006          14344
8/31/2000         12885          13148          14566
9/30/2000         12803          13064          14498
10/31/2000        12932          13196          14646
11/30/2000        13017          13283          14726
12/31/2000        13379          13652          15072
1/31/2001         13421          13695          15267
2/28/2001         13461          13736          15293
3/31/2001         13588          13865          15423
4/30/2001         13354          13626          15233
5/31/2001         13501          13776          15399
6/30/2001         13617          13895          15491
7/31/2001         13878          14162          15704
8/31/2001         14167          14456          15972
9/30/2001         13959          14244          15950
10/31/2001        14094          14382          16141
11/30/2001        13935          14219          15939
12/31/2001        13738          14019          15771
1/31/2002         14046          14333          16069
2/28/2002         14298          14589          16298
3/31/2002         13880          14163          15963
4/30/2002         14177          14466          16333
5/31/2002         14261          14552          16410
6/30/2002         14389          14683          16613
7/31/2002         14631          14929          16834
8/31/2002         14906          15210          17053
9/30/2002         15343          15656          17459
10/31/2002        14913          15217          17141
11/30/2002        14771          15073          17001
12/31/2002        15284          15596          17373
1/31/2003         15157          15466          17281
2/28/2003         15477          15793          17580
3/31/2003         15444          15760          17589
4/30/2003         15625          15944          17720
5/31/2003         16044          16371          18227
6/30/2003         15787          16109          18140
7/31/2003         15004          15310          17380
8/31/2003         15261          15572          17527
9/30/2003         15818          16141          18116
10/31/2003        15677          15997          17979

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                         Average Annual Total Return
                           As of October 31, 2003

                               NY MUNI BOND FUND
                                    Class A

INCEPTION DATE                       2/11/91

                                         Maximum
                              Net Asset  Offering
                              Value      Price

One Year                      5.12%      3.03%
Three Year                    6.62%      5.90%
Five Year                     4.97%      4.54%
Ten Year                      4.81%      4.60%
Since Inception               6.08%      5.91%

The Victory Tax-Exempt Fixed Income Funds


Ohio Municipal Bond Fund


Objective

The Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.


Strategy

The Fund pursues its investment objective by investing primarily in:

  1. Municipal securities, including mortgage-related securities with fixed, variable or floating interest rates; 2. Zero coupon, tax, revenue and bond anticipation notes; and 3. Tax exempt commercial paper.


Important Characteristics of the Fund's Investments

  1. Quality: Municipal Securities rated A or above at the time of purchase by S&P, Fitch, Moody's or another NRSRO,* or if unrated, of comparable quality.

  2. Maturity: The average effective maturity of the Fund generally will range from 5 to 15 years. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.


Ohio Municipal Bond Fund
vs. Lehman 10-Yr Muni
(Dollars in thousands)

               Ohio Muni        Ohio Muni          Lehman
             Class A @ MOP    Class A @ NAV      10-Yr Muni

10/31/93          9800            10000             10000
11/30/93          9688             9886              9918
12/31/93          9911            10113             10129
1/31/94          10047            10252             10254
2/28/94           9754             9953              9973
3/31/94           9409             9601              9592
4/30/94           9460             9653              9713
5/31/94           9586             9781              9775
6/30/94           9518             9712              9733
7/31/94           9662             9860              9896
8/31/94           9692             9890              9935
9/30/94           9546             9741              9801
10/31/94          9400             9592              9658
11/30/94          9259             9448              9475
12/31/94          9469             9662              9646
1/31/95           9744             9943              9896
2/28/95          10027            10232             10176
3/31/95          10103            10309             10313
4/30/95          10120            10326             10325
5/31/95          10449            10662             10653
6/30/95          10352            10564             10587
7/31/95          10431            10644             10742
8/31/95          10576            10792             10888
9/30/95          10637            10855             10958
10/31/95         10811            11032             11084
11/30/95         10976            11200             11233
12/31/95         11148            11375             11301
1/31/96          11204            11433             11415
2/29/96          11149            11377             11369
3/31/96          10967            11190             11228
4/30/96          10939            11162             11188
5/31/96          10945            11168             11157
6/30/96          11043            11269             11263
7/31/96          11169            11397             11371
8/31/96          11172            11400             11371
9/30/96          11322            11553             11488
10/31/96         11442            11676             11633
11/30/96         11644            11881             11868
12/31/96         11627            11865             11815
1/31/97          11591            11828             11862
2/28/97          11689            11927             11973
3/31/97          11519            11754             11813
4/30/97          11599            11835             11900
5/31/97          11767            12007             12069
6/30/97          11876            12119             12203
7/31/97          12204            12453             12546
8/31/97          12057            12304             12424
9/30/97          12213            12462             12582
10/31/97         12284            12535             12649
11/30/97         12345            12597             12707
12/31/97         12542            12798             12908
1/31/98          12669            12928             13051
2/28/98          12653            12911             13050
3/31/98          12661            12919             13041
4/30/98          12578            12835             12969
5/31/98          12830            13092             13189
6/30/98          12884            13147             13238
7/31/98          12898            13161             13259
8/31/98          13131            13399             13490
9/30/98          13320            13592             13691
10/31/98         13290            13561             13697
11/30/98         13336            13609             13738
12/31/98         13364            13637             13780
1/31/99          13513            13788             13991
2/28/99          13434            13709             13865
3/31/99          13436            13710             13858
4/30/99          13471            13746             13896
5/31/99          13370            13642             13798
6/30/99          13176            13445             13542
7/31/99          13222            13492             13632
8/31/99          13128            13396             13582
9/30/99          13103            13370             13628
10/31/99         12985            13250             13531
11/30/99         13089            13356             13679
12/31/99         13008            13273             13608
1/31/2000        12927            13191             13552
2/29/2000        13082            13349             13659
3/31/2000        13345            13618             13925
4/30/2000        13252            13522             13856
5/31/2000        13148            13417             13774
6/30/2000        13513            13788             14149
7/31/2000        13710            13990             14344
8/31/2000        13920            14204             14566
9/30/2000        13840            14123             14498
10/31/2000       14004            14290             14646
11/30/2000       14107            14395             14726
12/31/2000       14532            14829             15072
1/31/2001        14650            14949             15267
2/28/2001        14719            15019             15293
3/31/2001        14822            15124             15423
4/30/2001        14561            14858             15233
5/31/2001        14735            15036             15399
6/30/2001        14859            15162             15491
7/31/2001        15109            15417             15704
8/31/2001        15384            15698             15972
9/30/2001        15293            15605             15950
10/31/2001       15481            15797             16141
11/30/2001       15283            15595             15939
12/31/2001       15133            15442             15771
1/31/2002        15389            15703             16069
2/28/2002        15618            15937             16298
3/31/2002        15229            15540             15963
4/30/2002        15552            15870             16333
5/31/2002        15650            15970             16410
6/30/2002        15800            16123             16613
7/31/2002        16017            16344             16834
8/31/2002        16192            16522             17053
9/30/2002        16501            16838             17459
10/31/2002       16222            16553             17141
11/30/2002       16136            16465             17001
12/31/2002       16509            16846             17373
1/31/2003        16429            16765             17281
2/28/2003        16678            17018             17580
3/31/2003        16638            16977             17589
4/30/2003        16762            17104             17720
5/31/2003        17081            17429             18227
6/30/2003        16985            17332             18140
7/31/2003        16443            16779             17380
8/31/2003        16581            16920             17527
9/30/2003        17009            17356             18116
10/31/2003       16897            17242             17979

Graph reflects investment growth of a hypothetical $10,000 investment.

Past performance does not predict future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


                           Average Annual Total Return
                              As of October 31, 2003

                               OHIO MUNI BOND FUND
                                     Class A

INCEPTION DATE                       5/18/90

                                           Maximum
                                Net Asset  Offering
                                Value      Price

One Year                        4.16%      2.05%
Three Year                      6.46%      5.75%
Five Year                       4.92%      4.49%
Ten Year                        5.60%      5.38%
Since Inception                 6.75%      6.60%

Introduction to the Financial Statements

On the following pages you will find financial statements designed to provide you with detailed information regarding the Victory Funds. We encourage you to review them to ensure that you can find the information that you need.

The financial statements provide comprehensive financial information for each fund, including: Schedules of Investments (which shows the underlying securities), Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

We hope you find this information helpful, and the format easy-to-use. Our goal is to present the information you need to feel comfortable with your current investments. We welcome your feedback.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Value Fund                                      October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                        Amount       Value

Commercial Paper (2.5%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  5,977    $  5,977

Total Commercial Paper (Cost $5,977)                     5,977

Common Stocks (94.8%)

Aerospace/Defense (4.4%):
Boeing Co.                                 138,200       5,320
United Technologies Corp.                   60,000       5,081

                                                        10,401

Aluminum (1.3%):
Alcoa, Inc.                                100,000       3,157

Apparel/Footwear (1.2%):
Nike, Inc., Class B                         45,000       2,876

Automotive Parts (1.0%):
Genuine Parts Co.                           75,000       2,387

Banks (15.8%):
Bank of America Corp.                       32,000       2,423
Bank of New York Co., Inc.                 155,000       4,834
Comerica, Inc.                             106,300       5,472
J.P. Morgan Chase & Co.                    240,000       8,617
North Fork Bancorporation, Inc.            100,000       3,898
SunTrust Banks, Inc.                       103,000       6,908
Wells Fargo Co.                             95,000       5,350

                                                        37,502

Building Materials (2.7%):
Masco Corp.                                233,400       6,419

Cable Television (2.1%):
Comcast Corp.,
   Class A Special Shares (b)              150,000       4,893

Computers & Peripherals (3.9%):
Cisco Systems, Inc. (b)                    200,000       4,196
Hewlett-Packard Co.                        226,000       5,042

                                                         9,238

Containers & Packaging (1.1%):
Sealed Air Corp. (b)                        50,000       2,662

Electronic & Electrical -- General (3.3%):
General Electric Co.                       267,100       7,749

Financial Services (5.4%):
Citigroup, Inc.                            146,900       6,963
Fannie Mae                                  81,100       5,814

                                                        12,777

Food Processing & Packaging (1.9%):
General Mills, Inc.                        100,000       4,485

Forest Products --
   Lumber & Paper (1.3%):
Weyerhauser Co.                             50,000       3,012


Security Description                       Shares       Value

Insurance -- Multi-Line (10.6%):
ACE Ltd.                                   135,000    $  4,860
American International Group, Inc.         113,700       6,916
Lincoln National Corp.                     123,649       4,937
Old Republic International Corp.           135,000       4,852
Safeco Corp.                               100,000       3,670

                                                        25,235

Insurance -- Property, Casualty,
   Health (1.3%):
Chubb Corp.                                 45,200       3,020

Newspapers (2.5%):
Tribune Co.                                120,000       5,886

Oil & Gas Exploration,
   Production & Services (5.7%):
Devon Energy Corp.                         100,000       4,849
EOG Resources, Inc.                         90,000       3,793
Transocean, Inc. (b)                       250,000       4,797

                                                        13,439

Oil-Integrated Companies (2.9%):
BP PLC, ADR                                160,000       6,781

Pharmaceuticals (7.7%):
Abbott Laboratories                        100,000       4,262
Pfizer, Inc.                               271,790       8,588
Wyeth                                      123,600       5,455

                                                        18,305

Railroads (4.0%):
Burlington Northern/Santa Fe, Inc.         240,000       6,946
Union Pacific Corp.                         39,000       2,441

                                                         9,387

Retail -- Drug Stores (2.2%):
CVS Corp.                                  150,000       5,277

Retail -- Specialty Stores (2.5%):
Home Depot, Inc.                           157,500       5,839

Software & Computer Services (2.9%):
Automatic Data Processing, Inc.             60,000       2,264
Microsoft Corp.                            180,000       4,707

                                                         6,971

Telecommunications -- Cellular (1.1%):
AT&T Wireless Services, Inc. (b)           375,000       2,719

Utilities -- Electric (1.7%):
Entergy Corp.                               75,000       4,043

Utilities -- Natural Gas (1.8%):
Southern Union Co. (b)                     243,800       4,293

Utilities -- Telecommunications (2.5%):
BellSouth Corp.                            135,000       3,552
Verizon Communications                      70,000       2,352

                                                         5,904

Total Common Stocks (Cost $184,252)                    224,657

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Value Fund                                      October 31, 2003
(Amounts in Thousands, Except Shares)


                                         Shares or
                                         Principal
Security Description                      Amount       Value

Short-Term Securities Held as Collateral for Securities Lending (21.5%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     51,008    $ 51,008

Total Short-Term Securities Held
as Collateral for Securities Lending                    51,008

Total Investments (Cost $241,237) (a) -- 118.8%        281,642

Other assets in excess of liabilities -- (18.8)%      (44,566)

NET ASSETS -- 100.0%                                  $237,076

       See notes to schedules of investments and notes to
                   financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments
Diversified Stock Fund                         October 31, 2003
(Amounts in Thousands, Except Shares)


                                         Shares or
                                         Principal
Security Description                      Amount       Value

Commercial Paper (4.8%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $ 66,064  $   66,064

Total Commercial Paper (Cost $66,064)                   66,064

Common Stocks (95.1%)

Aerospace/Defense (6.8%):
Boeing Co.                                 972,000      37,411
Honeywell International, Inc.            1,118,000      34,222
Northrop Grumman Corp.                     239,000      21,367

                                                        93,000

Aluminum (3.9%):
Alcoa, Inc.                              1,665,032      52,565

Banks (8.6%):
FleetBoston Financial Corp.              1,137,000      45,923
Mellon Financial Corp.                     647,000      19,326
PNC Financial Services Group, Inc.         957,000      51,266

                                                       116,515

Beverages (2.3%):
Anheuser-Busch Cos., Inc.                  250,000      12,315
Coca-Cola Co.                              400,200      18,569

                                                        30,884

Biotechnology (0.5%):
Amgen, Inc. (b)                            116,000       7,164

Chemicals -- General (0.8%):
Air Products & Chemicals, Inc.             242,000      10,989

Computers & Peripherals (5.8%):
Dell Computer Corp. (b)                    460,000      16,615
International Business Machines Corp.      540,000      48,320
Unisys Corp. (b)                           898,000      13,793

                                                        78,728

Consulting Services (0.8%):
BearingPoint, Inc. (b)                   1,202,200      11,301

Cosmetics & Toiletries (2.3%):
Kimberly-Clark Corp.                       600,000      31,686

Electrical Equipment (1.9%):
Emerson Electric Co.                       445,500      25,282

Electronic & Electrical -- General (3.8%):
General Electric Co.                     1,778,000      51,580

Entertainment (3.3%):
Walt Disney Co.                          1,964,000      44,465

Environmental Control (1.0%):
Waste Management, Inc.                     522,000      13,530

Financial Services (2.9%):
Citigroup, Inc.                            515,000      24,411
MBNA Corp.                                 636,900      15,763

                                                        40,174


Security Description                      Shares       Value

Food Distributors, Supermarkets
   & Wholesalers (0.8%):
Kroger Co. (b)                             625,000  $   10,931

Food Processing & Packaging (1.4%):
Sara Lee Corp.                             964,000      19,213

Forest Products --
   Lumber & Paper (1.6%):
International Paper Co.                    555,000      21,839

Health Care (2.0%):
Medtronic, Inc.                            605,000      27,570

Insurance -- Multi-Line (3.2%):
American International Group, Inc.         713,609      43,409

Manufacturing -- Miscellaneous (2.6%):
3M Co.                                     277,000      21,847
Pentair, Inc.                              341,297      13,993

                                                        35,840

Media (3.9%):
Time Warner, Inc. (b)                    2,273,000      34,754
Viacom, Inc., Class B                      452,000      18,021

                                                        52,775

Office Equipment & Supplies (1.2%):
Staples, Inc. (b)                          635,000      17,031

Oil & Gas Exploration,
   Production & Services (2.5%):
Transocean, Inc. (b)                     1,090,059      20,918
Unocal Corp.                               422,000      13,369

                                                        34,287

Oil-Integrated Companies (3.2%):
BP PLC, ADR                              1,038,000      43,990

Oilfield Services & Equipment (2.8%):
Halliburton Co.                            855,000      20,417
Schlumberger Ltd.                          375,000      17,614

                                                        38,031

Pharmaceuticals (5.7%):
Abbott Laboratories                        192,000       8,183
Bristol-Myers Squibb Co.                 1,537,000      38,994
Johnson & Johnson                          618,000      31,104

                                                        78,281

Radio & Television (1.7%):
Comcast Corp.,
   Class A Special Shares (b)              703,000      23,846

Railroads (1.4%):
Norfolk Southern Corp.                     973,000      19,606

Restaurants (1.0%):
Starbucks Corp. (b)                        426,000      13,462

Retail -- Specialty Stores (2.5%):
Home Depot, Inc.                           331,000      12,270
Tiffany & Co.                              448,000      21,258

                                                        33,528

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Diversified Stock Fund                          October 31, 2003
(Amounts in Thousands, Except Shares)


                                         Shares or
                                         Principal
Security Description                      Amount       Value

Semiconductors (2.4%):
Intel Corp.                              1,011,000  $   33,414

Software & Computer Services (6.5%):
Automatic Data Processing, Inc.            823,000      31,060
BMC Software, Inc. (b)                   1,548,601      26,915
Microsoft Corp.                          1,177,400      30,789

                                                        88,764

Telecommunications -- Cellular (0.8%):
AT&T Wireless Services, Inc. (b)         1,523,000      11,042

Utilities -- Electric (2.0%):
American Electric Power Co.                655,000      18,465
Duke Energy Corp.                          473,900       8,601

                                                        27,066

Utilities -- Telecommunications (1.2%):
Verizon Communications                     481,000      16,162

Total Common Stocks (Cost $1,183,625)                1,297,950

Short-Term Securities Held as Collateral for Securities Lending (24.0%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending) 328,024 328,024

Total Short-Term Securities Held as
Collateral for Securities Lending                      328,024

Total Investments (Cost $1,577,713)(a) -- 123.9%     1,692,038


Other assets in excess of liabilities -- (23.9)%     (327,143)
NET ASSETS -- 100.0%                                $1,364,895

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Stock Index Fund                                October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                        Amount      Value

Commercial Paper (11.2%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $ 12,339    $ 12,339

Total Commercial Paper (Cost $12,339)                   12,339

Common Stocks (86.8%)

Advertising (0.2%):
Interpublic Group of Cos., Inc.              3,852          57
Omnicom Group, Inc.                          1,870         150

                                                           207

Aerospace/Defense (1.5%):
B.F. Goodrich Co.                            1,157          32
Boeing Co.                                   8,276         319
General Dynamics Corp.                       1,941         162
Honeywell International, Inc.                8,464         259
Lockheed Martin Corp.                        4,437         206
Northrop Grumman Corp.                       1,800         161
Raytheon Co., Class B                        4,074         108
Rockwell Collins, Inc.                       1,765          48
United Technologies Corp.                    4,613         391

                                                         1,686

Airlines (0.1%):
Delta Air Lines, Inc.                        1,214          16
Southwest Airlines Co.                       7,705         149

                                                           165

Aluminum (0.2%):
Alcoa, Inc.                                  8,326         263

Apparel (0.1%):
Jones Apparel Group, Inc.                    1,245          43
Liz Claiborne, Inc.                          1,071          40
VF Corp.                                     1,057          44

                                                           127

Apparel/Footwear (0.2%):
Nike, Inc., Class B                          2,595         165
Reebok International Ltd.                      581          23

                                                           188

Automotive (0.6%):
AutoNation, Inc. (b)                         2,707          51
Ford Motor Co.                              18,028         219
General Motors Corp.                         5,518         234
Navistar International Corp. (b)               672          27
PACCAR, Inc.                                 1,147          91

                                                           622

Automotive Parts (0.2%):
Dana Corp.                                   1,462          24
Delphi Automotive Systems Corp.              5,514          49
Eaton Corp.                                    739          75
Genuine Parts Co.                            1,712          54
Visteon Corp.                                1,287           8

                                                           210


Security Description                        Shares       Value

Banks (6.8%):
AmSouth Bankcorp                             3,451    $     82
Bank of America Corp.                       14,708       1,114
Bank of New York Co., Inc.                   7,580         236
Bank One Corp.                              11,123         472
BB & T Corp.                                 5,314         205
Comerica, Inc.                               1,725          89
Fifth Third Bancorp                          5,607         325
First Tennessee National Corp.               1,238          56
FleetBoston Financial Corp.                 10,355         418
Huntington Bancshares, Inc.                  2,250          49
J.P. Morgan Chase & Co.                     20,042         720
KeyCorp (d)                                  4,141         117
Marshall & Ilsley Corp.                      2,237          80
Mellon Financial Corp.                       4,238         127
National City Corp.                          6,044         197
North Fork Bancorporation, Inc.              1,497          58
Northern Trust Corp.                         2,173         101
PNC Financial Services Group, Inc.           2,756         148
Regions Financial Corp.                      2,191          81
SouthTrust Corp.                             3,322         106
State Street Corp.                           3,276         172
SunTrust Banks, Inc.                         2,770         186
Synovus Financial Corp.                      2,966          82
U.S. Bancorp                                18,957         516
Union Planters Corp.                         1,929          64
Wachovia Corp.                              13,110         601
Wells Fargo Co.                             16,528         931
Zions Bancorporation                           883          54

                                                         7,387

Beverages (2.3%):
Anheuser-Busch Cos., Inc.                    8,136         401
Brown-Forman Corp., Class B                    597          50
Coca Cola Enterprises, Inc.                  4,452          90
Coca-Cola Co.                               24,186       1,122
Coors (Adolph) Co.                             358          20
Pepsi Bottling Group, Inc.                   2,636          59
PepsiCo, Inc.                               16,981         812

                                                         2,554

Biotechnology (1.0%):
Amgen, Inc. (b)                             12,702         784
Biogen, Inc. (b)                             1,471          60
Chiron Corp. (b)                             1,836         100
Genzyme Corp. (b)                            2,185         100
MedImmune, Inc. (b)                          2,459          66

                                                         1,110

Brokerage Services (1.4%):
Charles Schwab Corp.                        13,328         181
Lehman Brothers Holdings, Inc.               2,706         195
Merrill Lynch & Co., Inc.                    9,201         545
Morgan Stanley Dean Witter & Co.            10,704         587

                                                         1,508

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                        Shares       Value

Building Materials (0.3%):
American Standard Cos., Inc. (b)               711    $     68
Centex Corp.                                   608          59
KB Home                                        463          32
Masco Corp.                                  4,625         128
Vulcan Materials Co.                         1,000          44

                                                           331

Chemicals -- General (1.2%):
Air Products & Chemicals, Inc.               2,236         102
Ashland, Inc.                                  672          25
Dow Chemical Co.                             9,038         340
E.I. Du Pont de Nemours                      9,805         395
Eastman Chemical Co.                           762          25
Englehard Corp.                              1,232          35
Great Lakes Chemical Corp.                     498          11
Hercules, Inc. (b)                           1,091          11
Monsanto Co.                                 2,577          65
PPG Industries, Inc.                         1,670          96
Praxair, Inc.                                1,604         112
Rohm & Haas Co.                              2,188          86
Sigma-Aldrich Corp.                            697          37

                                                         1,340

Commercial Services (0.6%):
Cendant Corp. (b)                            9,976         203
Cintas Corp.                                 1,677          72
Concord EFS, Inc. (b)                        4,790          51
Convergys Corp. (b)                          1,405          23
Ecolab, Inc.                                 2,556          69
Moody's Corp.                                1,468          85
Paychex, Inc.                                3,707         144

                                                           647

Computers & Peripherals (5.1%):
Apple Computer, Inc. (b)                     3,567          82
Cisco Systems, Inc. (b)                     69,069       1,449
Computer Sciences Corp. (b)                  1,841          73
Dell Computer Corp. (b)                     25,277         913
Electronic Data Systems Corp.                4,720         101
EMC Corp. (b)                               21,589         299
Gateway, Inc. (b)                            3,189          16
Hewlett-Packard Co.                         30,044         670
International Business Machines Corp.       17,026       1,523
Lexmark International Group, Inc. (b)        1,260          93
NCR Corp. (b)                                  933          34
Network Appliance, Inc. (b)                  3,364          83
Sun Microsystems, Inc. (b)                  31,782         126
Symbol Technologies, Inc.                    2,269          28
Unisys Corp. (b)                             3,239          50

                                                         5,540

Construction (0.0%):
Fluor Corp.                                    803          30

Consumer Products (1.6%):
American Greetings Corp., Class A (b)          649          14
Clorox Co.                                   2,133          97
Colgate-Palmolive Co.                        5,294         281
Fortune Brands, Inc.                         1,429          93


Security Description                        Shares       Value

Newell Rubbermaid, Inc.                      2,700    $     62
Procter & Gamble Co.                        12,759       1,253
Tupperware Corp.                               575           9

                                                         1,809

Containers & Packaging (0.1%):
Ball Corp.                                     556          31
Bemis, Inc.                                    523          24
Pactiv Corp. (b)                             1,550          34
Sealed Air Corp. (b)                           835          45

                                                           134

Cosmetics & Toiletries (0.7%):
Alberto Culver Co.                             578          37
Avon Products, Inc.                          2,324         158
Gillette Co.                                10,039         320
International Flavor & Fragance, Inc.          927          31
Kimberly-Clark Corp.                         4,986         263

                                                           809

Distribution/Wholesale (0.1%):
Costco Wholesale Corp. (b)                   4,498         159

E-Commerce & Services (0.0%):
Monster Worldwide, Inc. (b)                  1,105          28

Electrical Equipment (0.3%):
Emerson Electric Co.                         4,143         235
W.W. Grainger, Inc.                            899          41

                                                           276

Electronic & Electrical -- General (2.6%):
General Electric Co.                        98,592       2,860

Electronics (0.5%):
American Power Conversion Corp.              1,941          39
Applied Biosystems Group                     2,056          47
JDS Uniphase Corp. (b)                      14,074          50
Johnson Controls, Inc.                         881          96
Millipore Corp. (b)                            479          21
Molex, Inc.                                  1,881          60
Parker-Hannifin Corp.                        1,163          60
PerkinElmer, Inc.                            1,247          22
Power-One, Inc. (b)                            817           7
Sanmina Corp. (b)                            5,020          53
Solectron Corp. (b)                          8,166          45
Tektronix, Inc.                                835          21
Thermo Electron Corp. (b)                    1,597          35
Thomas & Betts Corp. (b)                       575          10

                                                           566

Entertainment (0.5%):
Brunswick Corp.                                891          26
International Game Technology                3,396         111
Walt Disney Co.                             20,116         456

                                                           593

Environmental Control (0.2%):
Allied Waste Industries, Inc. (b)            2,060          23
Waste Management, Inc.                       5,828         151

                                                           174

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                        Shares       Value

Financial & Insurance (0.1%):
AMBAC Financial Group, Inc.                  1,050    $     74
MBIA, Inc.                                   1,426          85

                                                           159

Financial Services (5.3%):
American Express Co.                        12,665         594
Bear Stearns Cos., Inc.                        981          75
Capital One Financial Corp.                  2,236         136
Citigroup, Inc.                             50,688       2,402
Countrywide Credit Industries, Inc.          1,338         141
Deluxe Corp.                                   523          21
Equifax, Inc.                                1,381          34
Fannie Mae                                   9,583         687
Federal Home Loan Mortgage Corp.             6,846         384
Federated Investors, Inc., Class B           1,069          30
Franklin Resources, Inc.                     2,470         117
Goldman Sachs Group, Inc.                    4,665         438
H&R Block, Inc.                              1,768          83
Janus Capital Group, Inc.                    2,355          33
MBNA Corp.                                  12,573         311
Providian Financial Corp. (b)                2,855          32
SLM Corp.                                    4,437         174
T. Rowe Price Group, Inc.                    1,215          50

                                                         5,742

Food Distributors, Supermarkets
   & Wholesalers (0.5%):
Albertsons, Inc.                             3,611          73
Kroger Co. (b)                               7,394         129
Safeway, Inc. (b)                            4,344          92
SUPERVALU, Inc.                              1,317          33
Sysco Corp.                                  6,393         216
Winn-Dixie Stores, Inc.                      1,386          11

                                                           554

Food Processing & Packaging (1.1%):
Archer Daniels Midland Co.                   6,345          91
Campbell Soup Co.                            4,040         105
ConAgra, Inc.                                5,284         126
General Mills, Inc.                          3,667         165
H.J. Heinz Co.                               3,461         122
Hershey Foods Corp.                          1,285          99
Kellogg Co.                                  4,017         133
McCormick & Co., Inc.                        1,373          41
Sara Lee Corp.                               7,648         152
Wm. Wrigley Jr. Co.                          2,215         125

                                                         1,159

Forest Products --
   Lumber & Paper (0.5%):
Boise Cascade Corp.                            575          16
Georgia Pacific Corp.                        2,497          66
International Paper Co.                      4,719         185
Louisiana Pacific Corp. (b)                  1,029          20
MeadWestvaco Corp.                           1,972          51
Temple-Inland, Inc.                            533          29
Weyerhauser Co.                              2,157         130

                                                           497


Security Description                        Shares       Value

Health Care (1.0%):
Anthem, Inc. (b)                             1,364    $     93
HCA, Inc.                                    4,916         188
Health Management Associates, Inc.,
   Class A                                   2,360          52
Humana, Inc. (b)                             1,591          32
Manor Care, Inc.                               877          29
McKesson HBOC, Inc.                          2,858          87
Medtronic, Inc.                             11,973         547
Wellpoint Health Networks, Inc. (b)          1,445         128

                                                         1,156

Heavy Machinery (0.4%):
Caterpillar, Inc.                            3,396         249
Deere & Co.                                  2,356         143
Ingersoll-Rand Co.                           1,686         102

                                                           494

Homebuilders (0.0%):
Pulte Homes, Inc.                              606          52

Hotels & Motels (0.2%):
Hilton Hotels Corp.                          3,716          59
Marriott International, Inc., Class A        2,292          99
Starwood Hotels & Resorts
   Worldwide, Inc.                           1,980          67

                                                           225

Household Goods -- Appliances,
   Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.                        1,893          40
Maytag Corp.                                   772          20
Whirlpool Corp.                                677          47

                                                           107

Instruments -- Scientific (0.0%):
Waters Corp. (b)                             1,209          38

Insurance -- Multi-Line (3.7%):
ACE Ltd.                                     2,738          99
Aetna, Inc.                                  1,514          87
Aflac, Inc.                                  5,058         185
Allstate Corp.                               6,925         273
American International Group, Inc.          25,673       1,561
Aon Corp.                                    3,079          67
CIGNA Corp.                                  1,380          79
Cincinnati Financial Corp.                   1,579          65
Hartford Financial Services Group, Inc.      2,779         153
Jefferson-Pilot Corp.                        1,395          67
John Hancock Financial Services, Inc.        2,846         101
Lincoln National Corp.                       1,749          70
Loews Corp.                                  1,825          78
Marsh & McLennan Cos., Inc.                  5,242         224
MetLife, Inc.                                7,480         234
MGIC Investment Corp.                          969          50
Principal Financial Group                    3,185         100
Progressive Corp.                            2,138         158
Prudential Financial, Inc.                   5,370         207
Safeco Corp.                                 1,363          50
Torchmark Corp.                              1,124          49

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

UnumProvident Corp.                          2,912    $     48
XL Capital Ltd.                              1,344          93

                                                         4,098

Insurance -- Property, Casualty,
   Health (0.3%):
Chubb Corp.                                  1,845         123
St. Paul Cos., Inc.                          2,242          85
Travelers Property & Casualty Corp.,
   Class B                                   9,909         163

                                                           371

Internet Business Services (0.4%):
eBay, Inc. (b)                               6,319         353
Symantec Corp. (b)                           1,494         100

                                                           453

Internet Service Provider (0.3%):
Yahoo, Inc. (b)                              6,389         279

Leisure -- Recreation, Gaming (0.2%):
Carnival Corp.                               6,196         216
Harrah's Entertainment, Inc.                 1,083          47

                                                           263

Machine -- Diversified (0.1%):
Cummins Engine, Inc.                           408          19
Dover Corp.                                  1,994          79
Rockwell International Corp.                 1,819          56

                                                           154

Manufacturing -- Capital Goods (0.2%):
Cooper Industries Ltd.                         906          48
Illinois Tool Works, Inc.                    3,030         223

                                                           271

Manufacturing -- Miscellaneous (1.3%):
3M Co.                                       7,706         608
Corning, Inc. (b)                           13,100         144
Crane Co.                                      584          16
Danaher Corp.                                1,507         125
ITT Industries, Inc.                           909          62
Pall Corp.                                   1,221          29
Textron, Inc.                                1,334          66
Tyco International Ltd.                     19,656         410

                                                         1,460

Media (1.3%):
Time Warner, Inc. (b)                       44,409         679
Univision Communications, Inc. (b)           3,167         108
Viacom, Inc., Class B                       17,272         688

                                                         1,475

Medical Services (0.5%):
Express Scripts, Inc. (b)                      775          43
Medco Health Solutions, Inc. (b)             2,661          88
Quest Diagnostics, Inc. (b)                  1,035          70
Tenet Healthcare Corp. (b)                   4,564          63
UnitedHealth Group, Inc.                     5,867         298

                                                           562


Security Description                      Shares       Value

Medical Supplies (1.1%):
Bausch & Lomb, Inc.                            524    $     25
Baxter International, Inc.                   5,992         159
Becton Dickinson & Co.                       2,499          91
Biomet, Inc.                                 2,523          90
Boston Scientific Corp. (b)                  4,051         275
C.R. Bard, Inc.                                510          41
Guidant Corp.                                3,029         155
St. Jude Medical, Inc. (b)                   1,690          98
Stryker Corp.                                1,960         160
Zimmer Holdings, Inc. (b)                    2,233         142

                                                         1,236

Medical -- Information Systems (0.0%):
IMS Health, Inc.                             2,353          55

Metals -- Fabrication (0.0%):
Worthington Industries, Inc.                   846          12

Mining (0.2%):
Newmont Mining Corp.                         4,016         176

Motorcycles (0.1%):
Harley-Davidson, Inc.                        2,978         141

Newspapers (0.5%):
Gannett Co., Inc.                            2,654         224
Knight-Ridder, Inc.                            791          58
New York Times Co., Class A                  1,470          70
Tribune Co.                                  3,087         151

                                                           503

Office Equipment & Supplies (0.4%):
Avery Dennison Corp.                         1,087          57
Office Depot, Inc. (b)                       3,049          46
Pitney Bowes, Inc.                           2,303          95
Staples, Inc. (b)                            4,824         128
Xerox Corp. (b)                              7,782          82

                                                           408

Oil & Gas Exploration,
   Production & Services (0.7%):
Anadarko Petroleum Corp.                     2,456         107
Apache Corp.                                 1,592         111
Burlington Resource, Inc.                    1,975          96
Devon Energy Corp.                           2,282         111
EOG Resources, Inc.                          1,131          48
Kerr-McGee Corp.                               992          41
Nabors Industries Ltd. (b)                   1,441          54
Noble Corp. (b)                              1,315          45
Rowan Cos., Inc. (b)                           924          22
Transocean, Inc. (b)                         3,148          60
Unocal Corp.                                 2,542          81

                                                           776

Oil Marketing & Refining (0.0%):
Sunoco, Inc.                                   757          33

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Oil-Integrated Companies (3.5%):
Amerada Hess Corp.                             885    $     46
ChevronTexaco Corp.                         10,517         781
ConocoPhillips                               6,691         382
Exxon Mobil Corp.                           65,311       2,390
Marathon Oil Corp.                           3,052          90
Occidental Petroleum Corp.                   3,767         133

                                                         3,822

Oilfield Services & Equipment (0.5%):
Baker Hughes, Inc.                           3,294          93
BJ Services Co. (b)                          1,558          51
Halliburton Co.                              4,310         103
Schlumberger Ltd.                            5,733         269

                                                           516

Paint, Varnishes, Enamels (0.0%):
Sherwin-Williams Co.                         1,436          48

Pharmaceuticals (7.6%):
Abbott Laboratories                         15,377         655
Allergan, Inc.                               1,285          97
AmerisourceBergen Corp.                      1,101          63
Bristol-Myers Squibb Co.                    19,077         484
Cardinal Health, Inc.                        4,393         261
Eli Lilly & Co.                             11,047         736
Forest Laboratories, Inc. (b)                3,592         180
Johnson & Johnson                           29,208       1,470
King Pharmaceuticals, Inc. (b)               2,372          32
Merck & Co., Inc.                           22,032         975
Pfizer, Inc.                                76,622       2,421
Schering-Plough Corp.                       14,458         221
Watson Pharmaceuticals, Inc. (b)             1,060          42
Wyeth                                       13,100         578

                                                         8,215

Photography (0.1%):
Eastman Kodak Co.                            2,820          69

Pipelines (0.1%):
El Paso Corp.                                5,909          43
Kinder Morgan, Inc.                          1,213          65
Williams Cos., Inc.                          5,097          52

                                                           160

Primary Metal & Mineral
   Production (0.1%):
Freeport-McMoRan Copper & Gold,
   Inc., Class B                             1,657          64
Phelps Dodge Corp. (b)                         876          54

                                                           118

Publishing (0.2%):
Dow Jones & Co., Inc.                          802          42
McGraw-Hill Cos., Inc.                       1,882         125
Meredith Corp.                                 489          24
R.R. Donnelley & Sons Co.                    1,116          29

                                                           220


Security Description                      Shares       Value

Radio & Television (0.9%):
Clear Channel Communications, Inc.           6,051    $    247
Comcast Corp., Class A
   Special Shares (b)                       22,146         751

                                                           998

Railroads (0.4%):
Burlington Northern/Santa Fe, Inc.           3,664         106
CSX Corp.                                    2,106          67
Norfolk Southern Corp.                       3,840          77
Union Pacific Corp.                          2,506         157

                                                           407

Real Estate Investment Trusts (0.4%):
Apartment Investment & Management Co.,
   Class A                                     926          38
Equity Office Properties Trust               3,926         111
Equity Residential Properties Trust          2,693          79
Plum Creek Timber Co., Inc.                  1,801          47
ProLogis                                     1,765          52
Simon Property Group, Inc.                   1,893          85

                                                           412

Restaurants (0.6%):
Darden Restaurants, Inc.                     1,617          34
McDonald's Corp.                            12,521         313
Starbucks Corp. (b)                          3,849         122
Wendy's International, Inc.                  1,117          41
Yum! Brands, Inc. (b)                        2,888          99

                                                           609

Retail (2.9%):
Best Buy Co., Inc. (b)                       3,173         185
Dollar General Corp.                         3,283          74
Target Corp.                                 8,962         356
Wal-Mart Stores, Inc.                       42,996       2,535

                                                         3,150

Retail -- Discount (0.1%):
Big Lots, Inc. (b)                           1,149          17
Family Dollar Stores, Inc.                   1,692          74

                                                            91

Retail -- Department Stores (0.6%):
Dillard's, Inc., Class A                       823          13
Federated Department Stores, Inc.            1,824          87
J.C. Penney Co., Inc.                        2,672          63
Kohl's Corp. (b)                             3,341         187
May Department Stores Co.                    2,839          79
Nordstrom, Inc.                              1,337          41
Sears, Roebuck & Co.                         2,785         147

                                                           617

Retail -- Drug Stores (0.4%):
CVS Corp.                                    3,884         137
Walgreen Co.                                10,086         351

                                                           488

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Retail -- Specialty Stores (1.8%):
AutoZone, Inc. (b)                             881    $     85
Bed Bath & Beyond, Inc. (b)                  2,909         123
Circuit City Stores, Inc.                    2,055          20
Gap, Inc.                                    8,792         168
Home Depot, Inc.                            22,617         838
Limited, Inc.                                5,131          90
Lowe's Cos., Inc.                            7,710         454
Radioshack Corp.                             1,629          49
Tiffany & Co.                                1,429          68
TJX Cos., Inc.                               5,024         105
Toys "R" Us, Inc. (b)                        2,100          27

                                                         2,027

Rubber & Rubber Products (0.0%):
Cooper Tire & Rubber Co.                       725          14
Goodyear Tire & Rubber Co.                   1,725          12

                                                            26

Savings & Loans (0.6%):
Charter One Financial, Inc.                  2,221          71
Golden West Financial Corp.                  1,499         151
Washington Mutual, Inc.                      9,085         397

                                                           619

Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)                       1,730         110

Semiconductors (4.0%):
Advanced Micro Devices, Inc. (b)             3,414          52
Altera Corp. (b)                             3,763          76
Analog Devices, Inc. (b)                     3,595         159
Applied Materials, Inc. (b)                 16,310         381
Applied Micro Circuits Corp. (b)             2,998          17
Broadcom Corp. (b)                           2,919          93
Intel Corp.                                 64,063       2,118
KLA-Tencor Corp. (b)                         1,873         107
Linear Technology Corp.                      3,080         131
LSI Logic Corp. (b)                          3,727          34
Maxim Integrated Products, Inc.              3,195         159
Micron Technology, Inc. (b)                  6,002          86
National Semiconductor Corp. (b)             1,809          74
Novellus Systems, Inc. (b)                   1,490          62
NVIDIA Corp. (b)                             1,565          28
PMC-Sierra, Inc. (b)                         1,677          30
QLogic Corp. (b)                               927          52
Teradyne, Inc. (b)                           1,857          42
Texas Instruments, Inc.                     17,037         494
Xilinx, Inc. (b)                             3,354         106

                                                         4,301

Software & Computer Services (4.6%):
Adobe Systems, Inc.                          2,295         101
Autodesk, Inc.                               1,100          21
Automatic Data Processing, Inc.              5,885         222
BMC Software, Inc. (b)                       2,240          39
Citrix Systems, Inc. (b)                     1,620          41
Computer Associates International, Inc.      5,696         134
Compuware Corp. (b)                          3,766          21


Security Description                       Shares       Value

Electronic Arts, Inc. (b)                    1,449    $    144
First Data Corp.                             7,284         260
Fiserv, Inc. (b)                             1,905          67
Intuit, Inc. (b)                             2,020         101
Mercury Interactive Corp. (b)                  849          39
Microsoft Corp.                            106,417       2,784
Novell, Inc. (b)                             3,654          21
Oracle Corp. (b)                            51,504         616
Parametric Technology Corp. (b)              2,620           8
Peoplesoft, Inc. (b)                         3,583          74
Siebel Systems, Inc. (b)                     4,862          61
SunGard Data Systems, Inc. (b)               2,808          79
VERITAS Software Corp. (b)                   4,189         151

                                                         4,984

Staffing (0.0%):
Robert Half International, Inc. (b)          1,677          40

Steel (0.1%):
Allegheny Technologies, Inc.                   799           6
Nucor Corp.                                    770          42
United States Steel Corp.                    1,016          24

                                                            72

Telecommunications (0.2%):
AT&T Corp.                                   7,755         144
Citizens Communications Co. (b)              2,798          35
Qwest Communications International,
   Inc. (b)                                 16,683          59

                                                           238

Telecommunications -- Cellular (0.2%):
AT&T Wireless Services, Inc. (b)            26,700         194
Sprint PCS Group (b)                        10,180          44

                                                           238

Telecommunications -- Equipment (1.1%):
ADC Telecommunications, Inc. (b)             7,913          20
Agilent Technologies, Inc. (b)               4,638         116
Andrew Corp. (b)                             1,511          20
Avaya, Inc. (b)                              4,100          53
Comverse Technology, Inc. (b)                1,853          33
Jabil Circuit, Inc. (b)                      1,957          55
Lucent Technologies, Inc. (b)               40,943         131
Motorola, Inc.                              22,902         310
QUALCOMM, Inc.                               7,811         370
Scientific-Atlanta, Inc.                     1,466          43
Tellabs, Inc. (b)                            4,063          31

                                                         1,182

Telecommunications -- Services & Equipment (0.0%):
CIENA Corp. (b)                              4,636          30
Tobacco & Tobacco Products (0.9%):
Altria Group, Inc.                          19,972         928
R.J. Reynolds Tobacco Holdings, Inc.           830          40
UST, Inc.                                    1,638          56

                                                         1,024

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Stock Index Fund                                 October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.                           765    $     36
Snap-on, Inc.                                  574          17
Stanley Works                                  837          28

                                                            81

Toys (0.1%):
Hasbro, Inc.                                 1,709          37
Mattel, Inc.                                 4,320          84

                                                           121

Transportation Services (0.9%):
FedEx Corp.                                  2,937         223
United Parcel Service, Inc.                 11,074         803

                                                         1,026

Travel Services (0.0%):
Sabre Holdings Corp.                         1,413          31

Trucking & Leasing (0.0%):
Ryder Systems, Inc.                            624          19

Utilities -- Electric (2.2%):
AES Corp. (b)                                6,099          53
Allegheny Energy, Inc. (b)                   1,237          13
Ameren Corp.                                 1,592          71
American Electric Power Co.                  3,887         110
Calpine Corp. (b)                            3,769          17
CenterPoint Energy, Inc.                     3,009          30
Cinergy Corp.                                1,747          63
CMS Energy Corp.                             1,418          12
Consolidated Edison Co.
   of New York, Inc.                         2,214          90
Constellation Energy Group, Inc.             1,642          60
Dominion Resources, Inc.                     3,182         196
DTE Energy Co.                               1,656          61
Duke Energy Corp.                            8,900         162
Dynergy, Inc. (b)                            3,687          15
Edison International (b)                     3,206          63
Entergy Corp.                                2,243         121
Exelon Corp.                                 3,207         203
FirstEnergy Corp.                            3,204         110
FPL Group, Inc.                              1,807         115
NiSource, Inc.                               2,586          54
PG&E Corp. (b)                               4,055          99
Pinnacle West Capital Corp.                    898          33
PPL Corp.                                    1,739          69
Progress Energy, Inc.                        2,396         103


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Public Service Enterprise Group              2,228    $     91
Southern Co.                                 7,169         214
TECO Energy, Inc.                            1,847          24
TXU Corp.                                    3,169          72
Xcel Energy, Inc.                            3,924          64

                                                         2,388

Utilities -- Natural Gas (0.1%):
KeySpan Corp.                                1,560          55
NICOR, Inc.                                    433          15
Peoples Energy Corp.                           361          15
Sempra Energy                                2,204          60

                                                           145

Utilities -- Telecommunications (2.3%):
Alltel Corp.                                 3,068         145
BellSouth Corp.                             18,179         478
CenturyTel, Inc.                             1,416          51
SBC Communications, Inc.                    32,706         784
Sprint FON Group                             8,888         142
Verizon Communications                      27,124         912

                                                         2,512

Wireless Communications (0.2%):
Nextel Communications, Inc.,
   Class A (b)                              10,190         247

Total Common Stocks (Cost $46,425)                      95,633

U.S. Treasury Obligations (2.0%)

U.S. Treasury Bills (2.0%):
0.93%, 12/18/03 (c)                       $  2,200       2,198

Total U.S. Treasury Obligations (Cost $2,197)            2,198

Total Investments (Cost $60,961) (e) -- 100.0%         110,170

Liabilities in excess of other assets -- 0.0%             (25)

NET ASSETS -- 100.0%                                  $110,145

                                           Number of
                                           Contracts    Value
Futures Contracts
S & P 500 Index,
   expiring December 18, 2003                 57       $14,955

Total Futures (Cost $14,608)                           $14,955

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments
Growth Fund                                    October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Commercial Paper (1.5%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  4,900    $  4,900

Total Commercial Paper (Cost $4,900)                     4,900

Common Stocks (99.0%)

Automotive Parts (1.0%):
Eaton Corp.                                 35,000       3,508

Banks (1.7%):
Bank of America Corp.                       75,600       5,725

Beverages (4.2%):
Anheuser-Busch Cos., Inc.                   86,600       4,266
Coca-Cola Co.                               50,400       2,339
PepsiCo, Inc.                              157,300       7,522

                                                        14,127

Biotechnology (2.7%):
Amgen, Inc. (b)                            147,800       9,128

Chemicals -- General (2.0%):
E.I. Du Pont de Nemours                    120,000       4,848
Praxair, Inc.                               27,000       1,879

                                                         6,727

Computers & Peripherals (10.2%):
Affiliated Computer Services, Inc. (b)      41,500       2,031
Cisco Systems, Inc. (b)                    591,100      12,401
Dell Computer Corp. (b)                    246,000       8,886
International Business Machines Corp.      126,000      11,274

                                                        34,592

Consumer Products (2.8%):
Colgate-Palmolive Co.                       46,700       2,484
Procter & Gamble Co.                        70,500       6,929

                                                         9,413

Cosmetics & Toiletries (1.3%):
Avon Products, Inc.                         63,000       4,281

Electrical Equipment (1.5%):
Emerson Electric Co.                        90,700       5,147

Electronic & Electrical -- General (4.5%):
General Electric Co.                       517,700      15,018

Financial Services (5.5%):
American Express Co.                       157,600       7,396
Citigroup, Inc.                             67,000       3,176
Fannie Mae                                  52,000       3,728
Goldman Sachs Group, Inc.                   43,000       4,038

                                                        18,338

Food Processing & Packaging (0.5%):
Wm. Wrigley Jr. Co.                         29,200       1,647


Security Description                      Shares       Value

Forest Products --
   Lumber & Paper (0.5%):
International Paper Co.                     40,200    $  1,582

Health Care (2.2%):
Health Management Associates, Inc.,
   Class A                                  75,900       1,681
Medtronic, Inc.                            122,600       5,587

                                                         7,268

Insurance -- Multi-Line (2.7%):
American International Group, Inc.          70,700       4,301
Marsh & McLennan Cos., Inc.                107,700       4,604

                                                         8,905

Manufacturing -- Miscellaneous (2.2%):
3M Co.                                      93,000       7,335

Media (1.5%):
Viacom, Inc., Class B                      124,000       4,944

Medical Supplies (1.6%):
Becton Dickinson & Co.                      60,600       2,216
Zimmer Holdings, Inc. (b)                   50,000       3,190

                                                         5,406

Office Equipment & Supplies (2.0%):
Pitney Bowes, Inc.                          44,600       1,833
Staples, Inc. (b)                          182,000       4,881

                                                         6,714

Oil & Gas Exploration,
   Production & Services (0.7%):
Anadarko Petroleum Corp.                    56,000       2,443

Oilfield Services & Equipment (1.7%):
Schlumberger Ltd.                          118,000       5,542

Pharmaceuticals (13.6%):
Abbott Laboratories                        160,000       6,819
Cardinal Health, Inc.                       29,200       1,733
Eli Lilly & Co.                            101,201       6,742
Johnson & Johnson                          195,000       9,814
Pfizer, Inc.                               461,800      14,594
Wyeth                                      138,300       6,105

                                                        45,807

Radio & Television (0.7%):
Clear Channel Communications, Inc.          29,500       1,204
Comcast Corp., Class A
   Special Shares (b)                       37,000       1,255

                                                         2,459

Restaurants (1.6%):
McDonald's Corp.                           213,800       5,347

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Growth Fund                                      October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Retail (5.5%):
Target Corp.                                73,900    $  2,937
Wal-Mart Stores, Inc.                      261,300      15,403

                                                        18,340

Retail -- Department Stores (0.8%):
Kohl's Corp. (b)                            47,300       2,652

Retail -- Drug Stores (1.0%):
Walgreen Co.                               101,000       3,517

Retail -- Specialty Stores (2.4%):
Home Depot, Inc.                           215,000       7,970

Semiconductors (6.6%):
Altera Corp. (b)                           112,700       2,280
Analog Devices, Inc. (b)                    57,400       2,545
Intel Corp.                                419,300      13,857
Maxim Integrated Products, Inc.             33,200       1,650
Xilinx, Inc. (b)                            54,500       1,728

                                                        22,060

Software & Computer Services (8.2%):
Adobe Systems, Inc.                         98,100       4,301
First Data Corp.                           100,000       3,570
Microsoft Corp.                            560,000      14,644
Oracle Corp. (b)                           411,900       4,926

                                                        27,441

Telecommunications -- Cellular (0.4%):
AT&T Wireless Services, Inc. (b)           199,000       1,443

Telecommunications -- Equipment (1.1%):
Nokia Corp., ADR                           100,700       1,711
QUALCOMM, Inc.                              40,000       1,900

                                                         3,611

Transportation Services (2.2%):
United Parcel Service, Inc.                100,000       7,252


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Utilities -- Telecommunications (1.9%):
Verizon Communications                     187,200    $  6,290

Total Common Stocks (Cost $288,505)                    331,979

Short-Term Securities Held as Collateral for Securities Lending (18.0%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     60,592      60,592

Total Short-Term Securities Held
as Collateral for Securities Lending                    60,592

Total Investments (Cost $353,997) (a) -- 118.5%        397,471

Liabilities in excess of other assets -- (18.5)%      (62,135)

NET ASSETS -- 100.0%                                  $335,336


Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 3% of net assets and is therefore considered substantially the same.

                                 Gross        Gross         Net
                              Unrealized   Unrealized   Unrealized
                             Appreciation Depreciation Appreciation

    Value Fund                 $ 42,889    $ (2,484)     $ 40,405
    Diversified Stock Fund      162,057     (47,732)      114,325
    Growth Fund                  60,146     (16,672)       43,474

(b) Non-income producing securities.

(c) Serves as collateral for futures contracts.

(d) Investment in affiliate.

(e) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $16,909. Cost for federal income tax purposes differs from value by net unrealized appreciation of $32,647, which is composed of $52,055 appreciation and $19,408 depreciation at October 31, 2003.

ADR -- American Depositary Receipts


              See notes to schedules of investments and notes to
                            financial statements.

                                        Statements of Assets and Liabilities
The Victory Portfolios                                      October 31, 2003
(Amounts in Thousands, Except Per Share Amounts)

                                                                                     Diversified         Stock
                                                                        Value           Stock            Index           Growth
                                                                        Fund            Fund             Fund             Fund

ASSETS:

Investments, at value (Cost $241,237;
   $1,577,713; $60,961; $353,997)                                      $281,642      $1,692,038        $110,170         $397,471
Cash                                                                         50              50              51               50
Interest and dividends receivable                                           382           1,388             129              370
Receivable for capital shares issued                                         --             133              --               --
Receivable from brokers for investments sold                              6,223           2,134              --              792
Receivable from affiliates                                                    2              16              --                6
Net receivable for variation margin on futures contracts                     --              --              14               --
Prepaid expenses and other assets                                            17              17               8               15

         Total Assets                                                   288,316       1,695,776         110,372          398,704

LIABILITIES:
Payable to brokers for investments purchased                                 --           1,414              23            2,451
Payable for capital shares redeemed                                          --               5              --               --
Payable for return of collateral received                                51,008         328,024              --           60,592
Accrued expenses and other payables:
     Investment advisory fees                                               149             699              46              211
     Administration fees                                                      3              18              --                4
     Custodian fees                                                           8              24              12                9
     Accounting fees                                                         --               1               6               --
     Transfer agent fees                                                     19             243              29               21
     Shareholder service fees -- Class A Shares                              49             266              --               68
     12b-1 fees -- Class C Shares                                            --               6              --               --
     12b-1 fees -- Class R Shares                                             4              82               2                3
     Other                                                                   --              99             109                9

         Total Liabilities                                               51,240         330,881             227           63,368

NET ASSETS:
Capital                                                                 267,852       1,415,473         148,670          372,517
Accumulated undistributed net investment income                             300             809             106               77
Net unrealized appreciation from investments and futures                 40,405         114,325          49,556           43,474
Accumulated net realized losses from
   investment transactions and futures                                  (71,481)       (165,712)        (88,187)         (80,732)

         Net Assets                                                    $237,076      $1,364,895        $110,145         $335,336

Net Assets
     Class A Shares                                                    $227,586      $1,149,997        $ 89,619         $328,991
     Class C Shares                                                          92          11,068              --               26
     Class R Shares                                                       9,398         203,830          20,526            6,319

         Total                                                         $237,076      $1,364,895        $110,145         $335,336

Outstanding units of beneficial interest (shares)
     Class A Shares                                                      19,952          83,716           5,750           20,425
     Class C Shares                                                           8             810              --                2
     Class R Shares                                                         825          14,948           1,318              397

         Total                                                           20,785          99,474           7,068           20,824

Net asset value
     Redemption price per share -- Class A Shares                      $  11.41      $    13.74        $  15.59          $ 16.11
     Offering and redemption price per share -- Class C Shares <F1>    $  11.40      $    13.66              --          $ 16.04
     Offering and redemption price per share -- Class R Shares         $  11.39      $    13.64        $  15.57          $ 15.93

Maximum sales charge -- Class A Shares                                     5.75%           5.75%           5.75%            5.75%

Maximum offering price per share
   (100%/(100%-maximum sales charge) of net asset value
   adjusted to nearest cent) -- Class A Shares                         $  12.11      $    14.58        $  16.54         $ 17.09


<F1> Redemption price per share varies by length of time shares are held.



                           See notes to financial statements.


                                                 Statements of Operations
The Victory Portfolios                For the Year Ended October 31, 2003
(Amounts in Thousands)


                                                                                       Diversified         Stock
                                                                          Value           Stock            Index          Growth
                                                                          Fund            Fund             Fund            Fund

Investment Income:
Interest income                                                         $     74        $    486         $   244         $     40
Dividend income                                                            5,272          19,146           2,398            4,105
Income from securities lending                                                71             296              22               81

     Total Income                                                          5,417          19,928           2,664            4,226

Expenses:
Investment advisory fees                                                   1,849           6,786             761            2,235
Administration fees                                                          300           1,296             184              363
Shareholder service fees -- Class A Shares                                   592           2,195              --              729
Shareholder service and 12b-1 fees -- Class B Shares                          --              44              --               --
12b-1 fees -- Class C Shares                                                  --              59              --               --
12b-1 fees -- Class R Shares                                                  49             879              49               32
Accounting fees                                                               89              94             149               87
Custodian fees                                                                71             215             199               71
Legal and audit fees                                                          26             118              14               34
Trustees' fees and expenses                                                   13              60               8               16
Transfer agent fees                                                          103           1,361             181              121
Registration and filing fees                                                  26              53              33               28
Printing fees                                                                  7             133              12                6
Other                                                                         11              47              43               21

     Total Expenses                                                        3,136          13,340           1,633            3,743

Expenses reduced by adviser                                                   --              --             (70)              --
Expenses reduced by administrator                                             --              --            (185)              --

     Expenses before reimbursement from administrator                      3,136          13,340           1,378            3,743
     Expenses reimbursed by administrator                                    (39)           (203)           (143)             (51)

     Net Expenses                                                          3,097          13,137           1,235            3,692

Net Investment Income                                                      2,320           6,791           1,429              534

Realized/Unrealized Gains (Losses)
   from Investments and Futures:
Net realized losses from investment transactions                         (29,596)        (18,005)         (6,686)         (28,345)
Net realized gains from futures transactions                                  --              --           2,993               --
Net change in unrealized appreciation/depreciation
   from investment transactions and futures                               66,011         262,219          20,005           67,862

Net realized/unrealized gains from investments and futures                36,415         244,214          16,312           39,517

Change in net assets resulting from operations                          $ 38,735        $251,005         $17,741         $ 40,051


                         See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)

                                          Value          Diversified Stock        Stock Index             Growth
                                          Fund                 Fund                  Fund                  Fund

                                    Year      Year       Year       Year       Year       Year        Year        Year
                                   Ended      Ended      Ended      Ended      Ended      Ended       Ended       Ended
                                   October 31,October 31,October 31,October 31,October 31,October 31, October 31, October 31,
                                   2003       2002       2003       2002       2003       2002        2003        2002

From Investment Activities:
Operations:
     Net investment income         $   2,320  $   3,563  $    6,791 $    3,499  $   1,429  $   4,398   $    534    $    183
     Net realized losses
       from investment
       transactions and futures      (29,596)   (41,857)    (18,005)  (145,373)    (3,693)   (73,524)   (28,345)    (52,512)
     Net change in unrealized
       appreciation/depreciation
       from investments and futures   66,011    (35,964)    262,219   (112,947)    20,005     (8,566)    67,862      (7,310)

Change in net assets resulting
  from operations                     38,735    (74,258)    251,005   (254,821)    17,741    (77,692)    40,051     (59,639)

Distributions to Shareholders:
     From net investment
       income by class:
         Class A Shares               (2,197)    (3,427)     (6,088)    (3,018)    (1,506)    (4,226)      (451)       (183)
         Class C Shares                   --<F1>     --         (17)        (1)        --         --         --<F1>      --
         Class R Shares                  (69)       (66)       (604)       (31)      (187)      (159)        (6)        (40)
     From net realized gains
       from investment
       transactions and futures           --    (44,121)         --    (36,273)        --    (47,430)        --      (1,719)

Change in net assets from
  distributions to shareholders       (2,266)   (47,614)     (6,709)   (39,323)    (1,693)   (51,815)      (457)     (1,942)

Capital Transactions:
     Proceeds from shares issued      47,413     95,594     491,227    467,985     34,926     56,236     75,232      59,149
     Proceeds from shares
       exchanged from Class B             --         --      37,579         --         --         --         --          --
     Dividends reinvested              2,017     44,172       5,535     34,674      1,347     47,395        420       1,742
     Cost of shares exchanged
       to Class A                         --         --     (37,579)        --         --         --         --          --
     Cost of shares redeemed        (179,213)  (144,030)   (479,418)  (306,533)  (299,632)  (163,253)   (75,959)    (84,369)

Change in net assets from
  capital transactions              (129,783)    (4,264)     17,344    196,126   (263,359)   (59,622)      (307)    (23,478)

Change in net assets                 (93,314)  (126,136)    261,640    (98,018)  (247,311)  (189,129)    39,287     (85,059)

Net Assets:
     Beginning of period             330,390    456,526   1,103,255  1,201,273    357,456    546,585    296,049     381,108

     End of period                 $ 237,076  $ 330,390  $1,364,895 $1,103,255  $ 110,145  $ 357,456   $335,336    $296,049

Share Transactions:
     Issued                            4,781      8,513      39,793     34,991      2,573      3,562      5,142       3,564
     Issued in connection with
       exchange from Class B              --         --       3,340         --         --         --         --          --
     Reinvested                          203      3,556         475      2,478        101      2,825         30          96
     Redeemed in connection with
       exchange to Class A                --         --      (3,556)        --         --         --         --          --
     Redeemed                        (18,433)   (13,143)    (41,752)   (25,114)   (22,841)   (11,122)    (5,277)     (5,154)

Change in Shares                     (13,449)    (1,074)     (1,700)    12,355    (20,167)    (4,735)      (105)     (1,494)

Accumulated undistributed
  net investment income             $    300  $     246  $      809 $      727  $     106  $     370   $     77    $     --


<F1> Rounds to less than $1,000.



                         See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                   Value Fund

                                                                                 Class A Shares

                                                   Year             Year              Year              Year              Year
                                                  Ended             Ended            Ended             Ended              Ended
                                                October 31,      October 31,       October 31,       October 31,       October 31,
                                                   2003             2002              2001              2000              1999

Net Asset Value, Beginning of Period            $   9.65          $  12.93         $  18.06          $  18.84          $ 18.81

Investment Activities:
     Net investment income                          0.10              0.10             0.10              0.09             0.04
     Net realized and unrealized
       gain (loss) on investments                   1.75             (2.04)           (2.58)             1.37             3.16

         Total from Investment Activities           1.85             (1.94)           (2.48)             1.46             3.20

Distributions
     Net investment income                         (0.09)            (0.09)           (0.09)            (0.09)           (0.04)
     Net realized gains                               --             (1.25)           (2.56)            (2.15)           (3.13)

         Total Distributions                       (0.09)            (1.34)           (2.65)            (2.24)           (3.17)

Net Asset Value, End of Period                  $  11.41          $   9.65         $  12.93          $  18.06          $ 18.84

Total Return (excludes sales charge)               19.23%           (17.21)%         (15.61)%            8.33%           20.02%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $227,586          $319,613         $451,545          $564,111         $611,483
Ratio of expenses to
   average net assets                               1.25%             1.17%            1.15%             1.19%            1.40%
Ratio of net investment income
   to average net assets                            0.95%             0.84%            0.66%             0.49%            0.20%
Ratio of expenses to
   average net assets<F1>                           <F3>              1.20%            1.21%             1.24%            1.45%
Ratio of net investment income
   to average net assets<F1>                        <F3>              0.81%            0.60%             0.44%            0.15%
Portfolio turnover <F2>                               97%               40%              51%               34%              36%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F3> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                              Value Fund

                                              Class C Shares                          Class R Shares

                                                 March 1,                                                       December 15,
                                                  2003            Year            Year            Year             1999
                                                 through          Ended           Ended           Ended           through
                                                October 31,     October 31,     October 31,     October 31,      October 31,
                                                 2003<F2>          2003            2002            2001            2000<F2>

Net Asset Value, Beginning of Period              $ 9.13          $ 9.64         $ 12.93          $ 18.06          $16.73

Investment Activities:
     Net investment income                          0.06            0.06            0.06             0.05            0.04
     Net realized and unrealized
       gain (loss) on investments                   2.27            1.76           (2.04)           (2.57)           1.35

         Total from Investment Activities           2.33            1.82           (1.98)           (2.52)           1.39

Distributions
     Net investment income                         (0.06)          (0.07)          (0.06)           (0.05)          (0.06)
     Net realized gains                               --              --           (1.25)           (2.56)             --

         Total Distributions                       (0.06)          (0.07)          (1.31)           (2.61)          (0.06)

Net Asset Value, End of Period                    $11.40          $11.39         $  9.64          $ 12.93          $18.06

Total Return (excludes contingent
   deferred sales charge)                          25.65%<F3>      19.00%         (17.50)%         (15.87)%          8.34%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $   92          $9,398         $10,777          $ 4,981          $2,923
Ratio of expenses to
   average net assets<F5>                           1.72%<F4>       1.50%           1.50%            1.49%           1.44%<F4>
Ratio of net investment income
   to average net assets<F5>                        0.32%<F4>       0.70%           0.57%            0.32%           0.14%<F4>
Ratio of expenses to
   average net assets<F1>                           3.74%<F4>       1.89%           1.91%            1.89%           2.27%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                (1.70)% <F4>     0.31%           0.16%           (0.08)%         (0.69)%<F4>
Portfolio turnover<F6>                                97%             97%             40%              51%             34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least
     February 28, 2013.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          Diversified Stock Fund

                                                                              Class A Shares

                                               Year               Year            Year               Year               Year
                                               Ended              Ended           Ended              Ended              Ended
                                             October 31,       October 31,      October 31,        October 31,       October 31,
                                                2003              2002             2001               2000              1999

Net Asset Value, Beginning of Period           $    10.94          $  13.56       $    17.85          $  17.96         $ 18.85

Investment Activities:
     Net investment income                           0.08              0.05             0.04              0.03            0.06
     Net realized and unrealized
       gain (loss) on investments                    2.80             (2.22)           (1.87)             2.71            2.92

         Total from Investment Activities            2.88             (2.17)           (1.83)             2.74            2.98

Distributions
     Net investment income                          (0.08)            (0.04)           (0.03)            (0.02)          (0.06)
     Net realized gains                                --             (0.41)           (2.43)            (2.83)          (3.81)

         Total Distributions                        (0.08)            (0.45)           (2.46)            (2.85)          (3.87)

Net Asset Value, End of Period                 $    13.74          $  10.94       $    13.56          $  17.85         $ 17.96

Total Return (excludes sales charge)                26.48%           (16.76)%         (11.43)%           16.88%          19.39%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $1,149,997          $905,116       $1,005,730          $993,383        $957,001
Ratio of expenses to
   average net assets                                1.16%             1.12%            1.09%             1.10%           1.06%
Ratio of net investment income
   to average net assets                             0.45%             0.39%            0.28%             0.19%           0.34%
Ratio of expenses to
   average net assets<F1>                            <F3>              <F3>             1.11%             1.11%           1.10%
Ratio of net investment income
   to average net assets<F1>                         <F3>              <F3>             0.26%             0.18%           0.30%
Portfolio turnover<F2>                                 95%               85%              88%               94%             83%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F3> There were no fee reductions during the period.



                         See notes to financial statements.


The Victory Portfolios             Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                       Diversified Stock Fund

                                         Class C Shares                                 Class R Shares

                                                   March 1,                                                          March 26,
                                       Year         2002         Year         Year         Year         Year           1999
                                       Ended       through       Ended        Ended        Ended        Ended         through
                                    October 31,  October 31,  October 31,  October 31,  October 31,  October 31,    October 31,
                                       2003        2002<F2>       2003         2002         2001         2000       1999<F2><F3>

Net Asset Value,
  Beginning of Period                 $ 10.90      $ 14.31      $  10.86     $  13.51     $  17.83     $  17.95     $  17.14
Investment Activities:
     Net investment income (loss)        0.03           --<F4>      0.04        (0.01)       (0.02)       (0.01)       (0.01)
     Net realized and unrealized
       gains (losses) on investments     2.77        (3.40)         2.78        (2.23)       (1.87)        2.72         0.82
         Total from Investment
           Activities                    2.80        (3.40)         2.82        (2.24)       (1.89)        2.71         0.81
Distributions
     Net investment income              (0.04)       (0.01)        (0.04)          --<F4>       --<F4>       --<F4>       --
     Net realized gains                    --           --            --        (0.41)       (2.43)       (2.83)          --
         Total Distributions            (0.04)       (0.01)        (0.04)       (0.41)       (2.43)       (2.83)          --
Net Asset Value, End of Period        $ 13.66      $ 10.90      $  13.64     $  10.86     $  13.51     $  17.83     $  17.95
Total Return (excludes contingent
   deferred sales charge)               25.71%      (23.76)%<F5>   26.04%      (17.30)%     (11.81)%      16.65%        4.73%<F5>
Ratios/Supplemental Data:
Net Assets at end of period (000)     $11,068      $ 2,193      $203,830     $158,742     $140,794     $136,831     $106,592
Ratio of expenses to
   average net assets<F7>                1.75%        1.90%<F6>     1.57%        1.69%        1.51%        1.33%        1.35%<F6>
Ratio of net investment income
   (loss) to average net assets<F7>      0.08%       (0.16)%<F6>    0.31%       (0.16)%      (0.14)%      (0.05)%      (0.07)%<F6>
Ratio of expenses to
   average net assets<F1>                2.13%        2.25%<F6>     1.67%        <F9>         1.51%        1.35%        1.38%<F6>
Ratio of net investment income
   (loss) to average net assets<F1>     (0.30)%      (0.51)%<F6>    0.21%        <F9>        (0.14)%      (0.07)%      (0.10)%<F6>
Portfolio turnover<F8>                     95%          85%           95%          85%          88%          94%          83%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Growth and Income Fund merged into the Victory Diversified Stock Fund.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective March 1, 2002, the Adviser contractually agreed to waive its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund do not exceed 1.90%
     until at least February 28, 2005 and 2.00% until at least February 28, 2013.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F9> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Stock Index Fund

                                                                              Class A Shares

                                               Year              Year             Year              Year               Year
                                               Ended             Ended            Ended             Ended              Ended
                                             October 31,      October 31,       October 31,       October 31,       October 31,
                                                2003             2002              2001              2000              1999

Net Asset Value, Beginning of Period           $ 13.12          $  17.10         $  23.72          $  23.46          $ 21.03

Investment Activities:
     Net investment income                        0.13<F2>          0.14             0.14              0.21             0.28
     Net realized and unrealized
       gain (loss) on investments                 2.49             (2.49)           (6.08)             1.05             4.47

         Total from Investment Activities         2.62             (2.35)           (5.94)             1.26             4.75

Distributions
     Net investment income                       (0.15)            (0.14)           (0.14)            (0.22)           (0.29)
     Net realized gains                             --             (1.49)           (0.54)            (0.78)           (2.03)

         Total Distributions                     (0.15)            (1.63)           (0.68)            (1.00)           (2.32)

Net Asset Value, End of Period                 $ 15.59          $  13.12         $  17.10          $  23.72          $ 23.46

Total Return (excludes sales charge)             20.11%           (15.75)%         (25.57)%            5.38%           24.91%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $89,619          $338,588         $521,754          $854,203         $858,235
Ratio of expenses to
   average net assets                             0.79%             0.66%            0.62%             0.59%            0.58%
Ratio of net investment income
   to average net assets                          0.98%             0.90%            0.72%             0.87%            1.28%
Ratio of expenses to
   average net assets<F1>                         0.96%             0.81%            0.84%             0.81%            0.81%
Ratio of net investment income
   to average net assets<F1>                      0.81%             0.75%            0.50%             0.65%            1.05%
Portfolio turnover<F3>                              12%                8%              10%               11%               3%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                       See notes to financial statements.


The Victory Portfolios                         Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                            Stock Index Fund

                                                                             Class R Shares

                                                                                                                  July 2,
                                                  Year            Year             Year            Year            1999
                                                 Ended            Ended           Ended           Ended           through
                                               October 31,     October 31,      October 31,     October 31,     October 31,
                                                  2003            2002             2001            2000           1999<F2>

Net Asset Value, Beginning of Period              $ 13.12         $ 17.09          $ 23.72         $ 23.46         $23.96

Investment Activities:
     Net investment income                           0.09            0.11             0.10            0.15           0.06
     Net realized and unrealized
       gain (loss) on investments                    2.49           (2.49)           (6.09)           1.06          (0.50)

         Total from Investment Activities            2.58           (2.38)           (5.99)           1.21          (0.44)

Distributions
     Net investment income                          (0.13)          (0.10)           (0.10)          (0.17)         (0.06)
     Net realized gains                                --           (1.49)           (0.54)          (0.78)            --

         Total Distributions                        (0.13)          (1.59)           (0.64)          (0.95)         (0.06)

Net Asset Value, End of Period                    $ 15.57         $ 13.12          $ 17.09         $ 23.72         $23.46

Total Return                                        19.82%         (15.88)%         (25.79)%          5.17%         (1.83)%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $20,526         $18,868          $24,831         $28,537         $9,382
Ratio of expenses to
   average net assets                                0.98%           0.86%            0.84%           0.82%          0.80%<F4>
Ratio of net investment income
   to average net assets                             0.71%           0.70%            0.50%           0.59%          0.85%<F4>
Ratio of expenses to
   average net assets<F1>                            1.71%           1.58%            1.31%           1.18%          1.02%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                 (0.02)%         (0.02)%           0.03%           0.23%          0.63%<F4>
Portfolio turnover <F5>                                12%              8%              10%             11%             3%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                       See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Growth Fund

                                                                              Class A Shares

                                                 Year              Year             Year              Year             Year
                                                 Ended             Ended            Ended             Ended            Ended
                                               October 31,       October 31,      October 31,       October 31,      October 31,
                                                 2003              2002             2001              2000             1999

Net Asset Value, Beginning of Period            $  14.15         $  17.00          $  24.83         $  24.71          $  21.62

Investment Activities:
     Net investment income (loss)                   0.03             0.01             (0.04)           (0.09)            (0.04)
     Net realized and unrealized
       gain (loss) on investments                   1.95            (2.77)            (6.45)            1.44              4.90

         Total from Investment Activities           1.98            (2.76)            (6.49)            1.35              4.86

Distributions
     Net investment income                         (0.02)           (0.01)               --               --                --
     Net realized gains                               --            (0.08)            (1.34)           (1.23)            (1.77)

         Total Distributions                       (0.02)           (0.09)            (1.34)           (1.23)            (1.77)

Net Asset Value, End of Period                  $  16.11         $  14.15          $  17.00         $  24.83          $  24.71

Total Return (excludes sales charge)               14.04%          (16.36)%          (27.47)%           5.52%            24.25%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $328,991         $288,983          $373,901         $400,813          $417,417
Ratio of expenses to
   average net assets                               1.23%            1.21%             1.20%            1.22%             1.41%
Ratio of net investment income
   (loss) to average net assets                     0.18%            0.06%            (0.21)%          (0.33)%           (0.21)%
Ratio of expenses to
   average net assets<F1>                           <F3>             1.23%             1.22%            1.25%             1.49%
Ratio of net investment income
   (loss) to average net assets<F1>                 <F3>             0.04%            (0.23)%          (0.36)%           (0.29)%
Portfolio turnover <F2>                               36%              34%               50%              34%               33%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F3> There were no fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                                Growth Fund

                                                Class C Shares                           Class R Shares

                                                    March 1,                                                      December 15,
                                                     2003            Year            Year            Year            1999
                                                    through          Ended           Ended           Ended          through
                                                  October 31,     October 31,     October 31,     October 31,     October 31,
                                                    2003<F2>         2003            2002            2001           2000<F2>

Net Asset Value, Beginning of Period                $13.38          $13.99         $ 16.88          $ 24.77          $24.53

Investment Activities:
     Net investment income (loss)                     0.01           (0.03)          (0.04)           (0.09)          (0.09)
     Net realized and unrealized
       gain (loss) on investments                     2.67            1.98           (2.77)           (6.46)           0.33

         Total from Investment Activities             2.68            1.95           (2.81)           (6.55)           0.24

Distributions
     Net investment income                           (0.02)          (0.01)             --               --              --
     Net realized gains                                 --              --           (0.08)           (1.34)             --

         Total Distributions                         (0.02)          (0.01)          (0.08)           (1.34)             --

Net Asset Value, End of Period                      $16.04          $15.93         $ 13.99          $ 16.88          $24.77

Total Return (excludes contingent
   deferred sales charge)                            20.07%<F3>      13.98%         (16.77)%         (27.80)%          0.98%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                   $   26          $6,319         $ 7,066          $ 7,207          $8,595
Ratio of expenses to
   average net assets<F5>                             1.85%<F4>       1.50%           1.50%            1.48%           1.45%<F4>
Ratio of net investment loss
   to average net assets<F5>                         (0.43)%<F4>     (0.06)%         (0.22)%          (0.49)%         (0.63)%<F4>
Ratio of expenses to
   average net assets<F1>                             6.08%<F4>       2.29%           2.47%            1.94%           1.76%<F4>
Ratio of net investment loss
   to average net assets<F1>                         (4.66)%<F4>     (0.85)%         (1.19)%          (0.95)%         (0.94)%<F4>
Portfolio turnover<F6>                                  36%             36%             34%              50%             34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least
     February 28, 2013.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Established Value Fund                          October 31, 2003
(Amounts in Thousands, Except Shares)


                                         Shares or
                                        Principal
Security Description                      Amount       Value

Commercial Paper (1.0%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  2,990    $  2,990

Total Commercial Paper (Cost $2,990)                     2,990

Common Stocks (99.0%)

Advertising (0.5%):
Harte-Hanks, Inc.                           79,000       1,570

Aerospace/Defense (1.0%):
General Dynamics Corp.                      36,000       3,013

Apparel (2.4%):
Jones Apparel Group, Inc.                  120,000       4,140
Liz Claiborne, Inc.                         87,000       3,209

                                                         7,349

Automotive Parts (3.6%):
American Axle & Manufacturing
   Holdings, Inc. (b)                       69,000       2,387
BorgWarner, Inc.                            76,000       6,050
Eaton Corp.                                 26,700       2,676

                                                        11,113

Banks (6.1%):
Cullen/Frost Bankers, Inc.                 104,900       4,066
First Tennessee National Corp.             100,000       4,536
Mercantile Bankshares Corp.                 89,600       3,796
Regions Financial Corp.                     93,800       3,447
Union Planters Corp.                        83,100       2,765

                                                        18,610

Biotechnology (1.3%):
Invitrogen Corp. (b)                        62,000       3,943

Building Materials (1.0%):
Lafarge North America, Inc.                 87,000       3,141

Chemicals (1.1%):
Lubrizol Corp.                             116,000       3,515

Chemicals -- General (1.7%):
Englehard Corp.                            187,000       5,344

Computers & Peripherals (2.2%):
Computer Sciences Corp. (b)                 70,000       2,773
Lexmark International Group, Inc. (b)       54,000       3,975

                                                         6,748

Consumer Products (2.2%):
Clorox Co.                                  43,000       1,948
Fortune Brands, Inc.                        74,600       4,860

                                                         6,808

Containers & Packaging (0.9%):
Pactiv Corp. (b)                           124,800       2,752

Electronics (2.5%):
Johnson Controls, Inc.                      40,100       4,312
Thermo Electron Corp. (b)                  150,000       3,297

                                                         7,609


Security Description                      Shares       Value

Financial & Insurance (3.2%):
AMBAC Financial Group, Inc.                 84,000    $  5,942
PMI Group, Inc.                            100,000       3,823

                                                         9,765

Financial Services (2.2%):
Citigroup, Inc.                             90,000       4,266
Neuberger Berman, Inc.                      54,600       2,367

                                                         6,633

Food Distributors, Supermarkets
   & Wholesalers (1.1%):
SUPERVALU, Inc.                            140,000       3,531

Health Care (3.2%):
Manor Care, Inc.                           123,000       4,094
Oxford Health Plans, Inc. (b)               59,500       2,410
Wellpoint Health Networks, Inc. (b)         36,000       3,200

                                                         9,704

Homebuilders (1.8%):
Pulte Homes, Inc.                           65,000       5,623

Instruments -- Scientific (0.8%):
Fisher Scientific International, Inc. (b)   59,000       2,375

Insurance -- Multi-Line (5.4%):
Hartford Financial Services Group, Inc.     68,000       3,733
Jefferson-Pilot Corp.                       71,800       3,428
Old Republic International Corp.           171,000       6,146
Transatlantic Holdings, Inc.                42,000       3,221

                                                        16,528

Internet Business Services (1.2%):
Symantec Corp. (b)                          54,000       3,599

Manufacturing -- Miscellaneous (3.3%):
ITT Industries, Inc.                        45,000       3,060
Pentair, Inc.                               57,000       2,337
Textron, Inc.                               92,800       4,611

                                                        10,008

Media (2.0%):
Hearst-Argyle Television, Inc. (b)         125,000       3,026
Media General, Inc., Class A                49,300       3,257

                                                         6,283

Medical Supplies (3.9%):
Bausch & Lomb, Inc.                         80,300       3,867
Becton Dickinson & Co.                     104,100       3,806
C.R. Bard, Inc.                             55,000       4,403

                                                        12,076

Office Equipment & Supplies  (1.3%):
Office Depot, Inc. (b)                     263,000       3,927

Oil & Gas Exploration,
   Production & Services (2.2%):
Apache Corp.                                26,775       1,867
Devon Energy Corp.                          49,059       2,379
Newfield Exploration Co. (b)                60,700       2,412

                                                         6,658

              See notes to schedules of investments and notes to
                            financial statements.

Established Value Fund                          October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Oil Marketing & Refining (1.1%):
Sunoco, Inc.                                40,000    $  1,750
Valero Energy Corp.                         40,000       1,708

                                                         3,458

Oil-Integrated Companies (1.5%):
Occidental Petroleum Corp.                 132,777       4,682

Paint, Varnishes, Enamels (1.8%):
Sherwin-Williams Co.                       163,000       5,467

Pharmaceuticals (3.1%):
Allergan, Inc.                              27,000       2,042
Mylan Laboratories, Inc.                   199,650       4,821
Watson Pharmaceuticals, Inc. (b)            67,300       2,643

                                                         9,506

Publishing (1.8%):
Meredith Corp.                              64,000       3,105
R.R. Donnelley & Sons Co.                   90,500       2,353

                                                         5,458

Railroads (0.5%):
CSX Corp.                                   47,000       1,496

Real Estate Investment Trusts (5.2%):
AMB Property Corp.                          76,000       2,279
CBL & Associates Properties, Inc.           45,000       2,399
Duke Realty Corp.                           94,100       2,755
Equity Residential Properties Trust        133,800       3,914
iStar Financial, Inc.                      120,900       4,601

                                                        15,948

Restaurants (2.2%):
Wendy's International, Inc.                 95,000       3,519
Yum! Brands, Inc. (b)                       98,000       3,346

                                                         6,865

Retail -- Apparel/Shoe (1.2%):
Abercrombie & Fitch Co. (b)                 60,800       1,733
Talbots, Inc.                               60,000       1,972

                                                         3,705

Retail -- Drug Stores (0.8%):
CVS Corp.                                   74,000       2,603

Retail -- Specialty Stores (2.1%):
Barnes & Noble, Inc. (b)                    58,000       1,728
Zale Corp. (b)                              89,700       4,643

                                                         6,371

Savings & Loans (0.7%):
Charter One Financial, Inc.                 70,715       2,260


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Semiconductors (3.8%):
Altera Corp. (b)                           169,700    $  3,433
Emulex Corp. (b)                           151,000       4,277
Fairchild Semiconductor International,
   Inc. (b)                                176,700       3,993

                                                        11,703

Software & Computer Services (6.2%):
BMC Software, Inc. (b)                     202,000       3,511
First Data Corp.                            99,700       3,559
Intuit, Inc. (b)                            44,400       2,219
Reynolds & Reynolds Co., Class A           100,800       2,738
Storage Technology Corp. (b)               142,100       3,425
Sybase, Inc. (b)                           177,000       3,168

                                                        18,620

Telecommunications -- Services & Equipment (0.5%):
Amdocs Ltd. (b)                             78,000       1,674

Telecommunications -- Equipment (1.3%):
Harris Corp.                               111,000       4,131

Tools & Hardware Manufacturing (0.8%):
Black & Decker Corp.                        54,000       2,582

Toys (0.4%):
Mattel, Inc.                                70,000       1,355

Utilities -- Electric (4.1%):
Energy East Corp.                          151,100       3,392
Exelon Corp.                                79,100       5,019
FPL Group, Inc.                             67,400       4,296

                                                        12,707

Utilities -- Natural Gas (1.2%):
Sempra Energy                              128,000       3,558

Utilities -- Telecommunications (0.6%):
CenturyTel, Inc.                            55,000       1,966

Total Common Stocks (Cost $211,011)                    304,340

Short-Term Securities Held as Collateral for Securities Lending (20.1%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     61,903      61,903

Total Short-Term Securities Held
as Collateral for Securities Lending                    61,903

Total Investments (Cost $275,904) (a) -- 120.1%        369,233

Liabilities in excess of other assets -- (20.1)%      (61,921)

NET ASSETS -- 100.0%                                  $307,312

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments
Special Value Fund                               October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                         Principal
Security Description                       Amount       Value

Commercial Paper (1.5%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  2,890    $  2,890

Total Commercial Paper (Cost $2,890)                     2,890

Common Stocks (94.8%)

Apparel (1.9%):
Jones Apparel Group, Inc.                  105,725       3,648

Automotive Parts (3.1%):
BorgWarner, Inc.                            43,200       3,438
Lear Corp. (b)                              40,750       2,367

                                                         5,805

Banks (8.8%):
Banknorth Group, Inc.                       91,900       2,878
City National Corp.                         55,574       3,346
Compass Bancshares, Inc.                   107,825       4,073
Mercantile Bankshares Corp.                 78,800       3,339
North Fork Bancorporation, Inc.             82,000       3,196

                                                        16,832

Chemicals (3.9%):
Crompton Corp.                             269,900       1,447
Minerals Technologies, Inc.                 88,400       4,844
RPM, Inc.                                   83,900       1,212

                                                         7,503

Coal (0.5%):
Peabody Energy Corp.                        29,200         973
Commercial Services (1.6%):
Plexus Corp. (b)                            78,908       1,364
ServiceMaster Co.                          139,000       1,595

                                                         2,959

Computers -- Integrated Systems (0.6%):
Diebold, Inc.                               19,727       1,126

Consulting Services (0.5%):
BearingPoint, Inc. (b)                     102,600         964

Electronic & Electrical -- General (1.2%):
Vishay Intertechnology, Inc. (b)           122,562       2,298

Electronics (1.4%):
Mettler-Toledo International, Inc. (b)      69,775       2,675

Entertainment (2.1%):
Brunswick Corp.                            132,235       3,923

Financial & Insurance (3.1%):
AMBAC Financial Group, Inc.                 31,188       2,206
PMI Group, Inc.                             95,148       3,638

                                                         5,844

Food Processing & Packaging (1.6%):
McCormick & Co., Inc.                      101,400       3,005


Security Description                       Shares       Value

Forest Products --
   Lumber & Paper (1.3%):
Bowater, Inc.                               24,400    $    996
Rayonier, Inc.                              36,900       1,552

                                                         2,548

Health Care (2.9%):
Health Management Associates, Inc.,
   Class A                                  27,149         601
Omnicare, Inc.                              73,848       2,832
PacifiCare Health Systems, Inc. (b)         21,000       1,250
Steris Corp. (b)                            43,099         897

                                                         5,580

Heavy Machinery (2.3%):
AGCO Corp. (b)                             187,943       3,383
Joy Global, Inc. (b)                        49,100         936

                                                         4,319

Home Furnishings (1.5%):
Furniture Brands International, Inc.       114,740       2,784

Homebuilders (2.1%):
Lennar Corp., Class A                       43,100       3,959

Insurance -- Multi-Line (4.6%):
Aon Corp.                                  147,903       3,239
Horace Mann Educators Corp.                 83,840       1,111
Protective Life Corp.                      135,809       4,410

                                                         8,760

Manufacturing -- Miscellaneous (3.1%):
Harsco Corp.                                90,301       3,460
Pentair, Inc.                               43,256       1,773
Trinity Industries, Inc.                    28,850         734

                                                         5,967

Media (3.1%):
Belo Corp.                                 160,300       4,370
Journal Communications, Inc.,
   Class A (b)                              80,100       1,425

                                                         5,795

Medical Equipment & Supplies (2.2%):
Dentsply International, Inc.                47,300       2,090
Henry Schein, Inc. (b)                      33,200       2,060

                                                         4,150

Metals -- Fabrication (2.3%):
Kennametal, Inc.                            43,905       1,619
Worthington Industries, Inc.               183,361       2,674

                                                         4,293

Office Equipment & Supplies (0.9%):
Herman Miller, Inc.                         73,000       1,677

              See notes to schedules of investments and notes to
                            financial statements.

Special Value Fund                              October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Oil & Gas Exploration,
   Production & Services (6.6%):
Apache Corp.                                46,673    $  3,253
Cooper Cameron Corp. (b)                    47,545       2,036
ENSCO International, Inc.                   96,000       2,530
Noble Energy, Inc.                          42,500       1,688
Transocean, Inc. (b)                       154,518       2,965

                                                        12,472

Oil Marketing & Refining (1.6%):
Valero Energy Corp.                         71,966       3,073

Oilfield Services & Equipment (0.8%):
Tidewater, Inc.                             58,100       1,593

Pipelines (2.0%):
Questar Corp.                              119,200       3,785

Primary Metal & Mineral
   Production (1.5%):
Phelps Dodge Corp. (b)                      46,000       2,840

Railroads (1.0%):
Norfolk Southern Corp.                      90,200       1,818

Real Estate Investment Trusts (2.2%):
Duke Realty Corp.                          108,100       3,165
New Plan Excel Realty Trust                 47,900       1,087

                                                         4,252

Restaurants (1.6%):
Brinker International, Inc. (b)             92,930       2,958

Retail -- Apparel/Shoe (1.1%):
Abercrombie & Fitch Co. (b)                 71,500       2,038

Retail -- Discount (0.6%):
Dollar Tree Stores, Inc. (b)                30,625       1,169

Savings & Loans (1.3%):
GreenPoint Financial Corp.                  81,200       2,529

Semiconductors (4.4%):
Credence Systems Corp. (b)                  86,200       1,406
Fairchild Semiconductor
   International, Inc. (b)                  92,663       2,094
Integrated Device Technology, Inc. (b)     217,050       3,408
Intersil Corp., Class A                     56,800       1,465

                                                         8,373

Software & Computer Services (2.4%):
BMC Software, Inc. (b)                     266,075       4,624

Staffing (1.1%):
Manpower, Inc.                              46,450       2,155


                                         Shares or
                                         Principal
Security Description                      Amount       Value

Telecommunications -- Equipment (3.6%):
ADC Telecommunications, Inc. (b)           843,400    $  2,151
Harris Corp.                               126,600       4,712

                                                         6,863

Textiles (0.7%):
Mohawk Industries, Inc. (b)                 18,200       1,349

Transportation Services (0.1%):
Overnite Corp. (b)                           8,865         196

Utilities -- Electric (4.0%):
Ameren Corp.                                52,000       2,322
Cinergy Corp.                               66,700       2,422
SCANA Corp.                                 84,958       2,913

                                                         7,657

Utilities -- Natural Gas (1.6%):
KeySpan Corp.                               88,450       3,093

Total Common Stocks (Cost $144,811)                    180,224


Depositary Receipts (3.1%)

Biotech HOLDRs Trust                        18,725       2,411
Midcap Spyder Trust Series 1                34,000       3,417

Total Depositary Receipts (Cost $4,727)                  5,828


Mutual Funds (1.4%)

iShares S&P 400 Midcap BARRA
   Value Index Fund                         25,800       2,653

Total Mutual Funds (Cost $1,948)                         2,653


Short-Term Securities Held as Collateral for Securities Lending (24.2%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     46,061      46,061

Total Short-Term Securities Held
as Collateral for Securities Lending                    46,061

Total Investments (Cost $200,437) (a) -- 125.0%        237,656

Liabilities in excess of other assets -- (25.0)%      (47,663)

NET ASSETS -- 100.0%                                  $189,993

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments
Small Company Opportunity Fund                 October 31, 2003
(Amounts in Thousands, Except Shares)

                                         Shares or
                                        Principal
Security Description                      Amount       Value

Commercial Paper (6.5%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  5,859    $  5,859
Prudential Funding, 0.96%, 11/3/03           2,500       2,500

Total Commercial Paper (Cost $8,359)                     8,359

Common Stocks (93.5%)

Aerospace/Defense Equipment (1.8%):
Teledyne Technologies, Inc. (b)             81,900       1,350
Triumph Group, Inc. (b)                     27,650         903

                                                         2,253

Apparel (2.6%):
AnnTaylor Stores Corp. (b)                  38,500       1,378
Phillips-Van Heusen Corp.                   60,850       1,043
Warnaco Group, Inc. (b)                     54,200         946

                                                         3,367

Apparel & Footwear (1.1%):
Timberland Co. (b)                          28,248       1,467

Automotive (1.1%):
Oshkosh Truck Corp.                         31,500       1,444

Automotive Parts (0.8%):
BorgWarner, Inc.                            12,900       1,027

Banks (7.5%):
Chemical Financial Corp.                    46,606       1,620
Chittenden Corp.                            49,500       1,593
Community First Bankshares, Inc.            39,700       1,078
Mercantile Bankshares Corp.                 40,800       1,729
R&G Financial Corp.                         50,000       1,645
UMB Financial Corp.                         35,900       1,795

                                                         9,460

Biotechnology (1.9%):
Bio-Rad Laboratories, Inc., Class A (b)     22,801       1,191
BioReliance Corp. (b)                       13,868         474
Genencor International, Inc. (b)            50,400         771

                                                         2,436

Building Materials (3.5%):
ABM Industries, Inc.                        86,200       1,341
Ameron International Corp.                  32,000       1,051
Genlyte Group, Inc. (b)                     43,100       2,033

                                                         4,425

Chemicals (1.9%):
Albemarle Corp.                             22,300         598
Arch Chemicals, Inc.                        31,487         698
Quaker Chemical Corp.                       43,500       1,155

                                                         2,451

Commercial Services (0.4%):
PRG-Schultz International, Inc. (b)         99,200         471


Security Description                      Shares       Value

Computers & Peripherals (2.8%):
Avocent Corp. (b)                           30,600    $  1,157
Imation Corp.                               33,200       1,130
Systems & Computer Technology
   Corp. (b)                                84,198       1,238

                                                         3,525

Consulting Services (1.8%):
Maximus, Inc. (b)                           65,950       2,302

Consumer Products (1.5%):
American Greetings Corp., Class A (b)       92,650       1,976

Distribution/Wholesale (2.4%):
United Stationers, Inc. (b)                 31,800       1,183
Watsco, Inc.                                89,700       1,921

                                                         3,104

Electrical Equipment (0.8%):
Littelfuse, Inc. (b)                        36,200         963

Electronics (2.4%):
Methode Electronics, Inc., Class A         132,818       1,582
Stoneridge, Inc. (b)                        39,100         535
Technitrol, Inc. (b)                        42,000         916

                                                         3,033

Entertainment (1.5%):
Argosy Gaming Co. (b)                       82,300       1,959

Food Distributors, Supermarkets
   & Wholesalers (0.9%):
Ruddick Corp.                               71,600       1,143

Food Processing & Packaging (1.1%):
J & J Snack Foods Corp. (b)                 38,400       1,370

Forest Products --
   Lumber & Paper (1.2%):
Chesapeake Corp.                            64,800       1,581

Health Care (1.7%):
Coventry Health Care, Inc. (b)              17,306         948
Sunrise Senior Living, Inc. (b)             42,000       1,213

                                                         2,161

Home Building (1.0%):
Meritage Corp. (b)                          22,600       1,336

Instruments -- Scientific (0.8%):
Analogic Corp.                              23,187       1,012

Insurance (6.6%):
Alfa Corp.                                 116,400       1,500
Commerce Group, Inc.                        29,200       1,161
Delphi Financial Group, Inc.                31,350       1,579
State Auto Financial Corp.                  70,358       1,887
Triad Guaranty, Inc. (b)                    36,499       1,800
Universal American Financial Corp. (b)      40,809         410

                                                         8,337

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Small Company Opportunity Fund                   October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Machine -- Diversified (2.8%):
Briggs & Stratton Corp.                     31,300    $  2,034
Gardner Denver, Inc. (b)                    78,100       1,614

                                                         3,648

Manufacturing -- Miscellaneous (2.2%):
Griffon Corp. (b)                           68,656       1,328
Matthews International Corp.                53,833       1,453

                                                         2,781

Media (2.2%):
Liberty Corp.                               33,800       1,505
Media General, Inc., Class A                20,600       1,361

                                                         2,866

Medical Equipment & Supplies (3.4%):
Haemonetics Corp. (b)                       84,000       1,937
IDEXX Laboratories, Inc. (b)                29,500       1,395
PolyMedica Corp.                            35,000       1,033

                                                         4,365

Metals -- Fabrication (3.5%):
CIRCOR International, Inc.                  94,800       1,953
Kaydon Corp.                                74,800       1,778
Quanex Corp.                                18,400         737

                                                         4,468

Networking Products (1.0%):
Anixter International, Inc. (b)             54,600       1,304

Office Equipment & Supplies (4.3%):
Global Imaging Systems, Inc. (b)            71,600       2,080
John H. Harland Co.                         70,900       1,931
New England Business Service, Inc.          51,450       1,497

                                                         5,508

Oil & Gas Exploration,
   Production & Services (2.4%):
Oceaneering International, Inc. (b)         40,800         941
Patina Oil & Gas Corp.                      37,650       1,588
Stone Energy Corp. (b)                      16,100         582

                                                         3,111

Oil Marketing & Refining (0.4%):
Holly Corp.                                 19,835         494

Oilfield Services & Equipment (0.1%):
Lufkin Industries, Inc.                      7,400         178

Pharmaceuticals (1.1%):
Perrigo Co.                                105,800       1,423


Security Description                      Shares       Value

Real Estate Investment Trusts (3.9%):
Brandywine Realty Trust                     40,200    $  1,019
CBL & Associates Properties, Inc.           18,800       1,002
Mills Corp.                                 17,200         702
Parkway Properties, Inc.                    28,050       1,235
PS Business Parks, Inc.                     25,801         973

                                                         4,931

Retail -- Department Stores (0.9%):
Stage Stores, Inc. (b)                      40,000       1,151

Retail -- Specialty Stores (0.9%):
Zale Corp. (b)                              23,100       1,196

Rubber & Rubber Products (1.0%):
Bandag, Inc.                                36,400       1,332

Savings & Loans (3.9%):
FirstFed Financial Corp. (b)                30,306       1,364
ITLA Capital Corp. (b)                      27,500       1,280
PFF Bancorp, Inc.                           42,700       1,592
Roslyn Bancorp, Inc.                        26,600         717

                                                         4,953

Semiconductors (0.8%):
DSP Group, Inc. (b)                         45,200       1,079

Software & Computer Services (2.6%):
BARRA, Inc. (b)                             32,800       1,247
Inter-Tel, Inc.                             48,000       1,209
TALX Corp.                                  42,393         918

                                                         3,374

Telecommunications (1.0%):
Commonwealth Telephone Enterprises,
   Inc. (b)                                 32,200       1,312

Telecommunications -- Equipment (0.8%):
Tollgrade Communications, Inc. (b)          64,300       1,008

Trucking & Leasing (1.1%):
Landstar System, Inc. (b)                   18,800       1,373

Utilities -- Electric (1.6%):
Black Hills Corp.                           39,181       1,260
Cleco Corp.                                 46,500         779

                                                         2,039

Utilities -- Natural Gas (2.5%):
AGL Resources, Inc.                         44,400       1,250
Energen Corp.                               52,450       1,934

                                                         3,184

Total Common Stocks (Cost $89,871)                     119,681

              See notes to schedules of investments and notes to
                            financial statements.

Small Company Opportunity Fund                  October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Short-Term Securities Held as Collateral for Securities Lending (16.5%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     21,174    $ 21,174

Total Short-Term Securities Held
as Collateral for Securities Lending                    21,174

Total Investments (Cost $119,404) (a) -- 116.5%        149,214

Other assets in excess of liabilities -- (16.5)%      (21,153)

NET ASSETS -- 100.0%                                  $128,061


Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 3% of net assets and is therefore considered substantially the same.

                            Gross        Gross         Net
                         Unrealized   Unrealized   Unrealized
                        Appreciation Depreciation Appreciation

Established Value
  Fund                     $93,485     $  (156)      $93,329
Special Value Fund          38,924      (1,705)       37,219
Small Company
  Opportunity Fund          30,532        (722)       29,810

(b) Non-income producing securities.


              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2003
(Amounts in Thousands, Except Per Share Amounts)


                                                                                                                    Small
                                                                              Established         Special          Company
                                                                                 Value             Value         Opportunity
                                                                                 Fund              Fund             Fund

ASSETS:
Investments, at value (Cost $275,904; $200,437; $119,404)                      $369,233          $237,656          $149,214
Cash                                                                                 50                50                50
Interest and dividends receivable                                                   168               242                65
Receivable from brokers for investments sold                                         --             3,895                48
Receivable from affiliates                                                            9                 4                12
Receivable from distributor                                                         116                --                --
Prepaid expenses and other assets                                                    20                12                25

         Total Assets                                                           369,596           241,859           149,414

LIABILITIES:
Payable to brokers for investments purchased                                         --             5,604                --
Payable for return of collateral received                                        61,903            46,061            21,174
Accrued expenses and other payables:
     Investment advisory fees                                                       141               119                61
     Administration fees                                                              3                 2                 2
     Custodian fees                                                                   5                 7                 3
     Accounting fees                                                                 --                --                 5
     Transfer agent fees                                                             80                11                36
     Shareholder service fees -- Class A Shares                                       1                43                 5
     12b-1 fees -- Class R Shares                                                   120                 1                61
     Other                                                                           31                18                 6

         Total Liabilities                                                       62,284            51,866            21,353

NET ASSETS:
Capital                                                                         188,615           155,353            91,629
Accumulated undistributed net investment income                                      --               174                --
Net unrealized appreciation from investments                                     93,329            37,219            29,810
Accumulated net realized gains
   (losses) from investments                                                     25,368            (2,753)            6,622

         Net Assets                                                            $307,312          $189,993          $128,061

Net Assets
     Class A Shares                                                            $ 21,370          $187,640          $ 42,933
     Class C Shares                                                                 195               314                91
     Class R Shares                                                             285,747             2,039            85,037

         Total                                                                 $307,312          $189,993          $128,061

Outstanding units of beneficial interest (shares)
     Class A Shares                                                                 801            13,285             1,627
     Class C Shares                                                                   7                22                 4
     Class R Shares                                                              10,738               145             3,263

         Total                                                                   11,546            13,452             4,894

Net Asset Value
     Redemption price per share -- Class A Shares                              $  26.67          $  14.12           $ 26.39
     Offering and redemption price per share -- Class C Shares<F1>             $  26.51          $  14.08           $ 25.93
     Offering and redemption price per share -- Class R Shares                 $  26.61          $  14.02           $ 26.06

Maximum sales charge -- Class A Shares                                             5.75%             5.75%             5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A Shares              $  28.30          $  14.98           $ 28.00


<F1> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.


                                                    Statements of Operations
The Victory Portfolios                   For the Year Ended October 31, 2003
(Amounts in Thousands)


                                                                                                           Small
                                                                    Established         Special           Company
                                                                       Value             Value          Opportunity
                                                                       Fund              Fund              Fund

Investment Income:
Interest income                                                       $    85           $   103           $    51
Dividend income                                                         4,353             2,778             1,364
Income from securities lending                                             64                56                54

     Total Income                                                       4,502             2,937             1,469

Expenses:
Investment advisory fees                                                1,535             1,321               721
Administration fees                                                       334               214               138
Shareholder service fees -- Class A Shares                                 54               435                96
12b-1 fees -- Class C Shares                                                1                 1                --
12b-1 fees -- Class R Shares                                            1,232                 9               374
Accounting fees                                                            86                63                60
Custodian fees                                                             61                52                41
Legal and audit fees                                                       30                16                12
Trustees' fees and expenses                                                15                 8                 6
Transfer agent fees                                                       439                61               201
Registration and filing fees                                               25                26                26
Printing fees                                                              40                 3                 9
Other                                                                      13                 8                 6

     Total Expenses                                                     3,865             2,217             1,690

Expenses reduced by adviser                                                --                --               (69)
Expenses reduced by administrator                                         (99)               --               (20)

     Expenses before reimbursement from administrator                   3,766             2,217             1,601
     Expenses reimbursed by administrator                                (114)              (28)             (131)

     Net Expenses                                                       3,652             2,189             1,470

Net Investment Income (Loss)                                              850               748                (1)

Realized/Unrealized Gains from Investments:
Net realized gain from investment transactions                         29,527             3,041             8,615
Net change in unrealized appreciation/
  depreciation from investments                                        33,806            34,560            17,997

Net realized/unrealized gain from investments                          63,333            37,601            26,612

Change in net assets resulting from operations                        $64,183           $38,349           $26,611


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                              Established Value              Special Value                 Small Company
                                                    Fund                         Fund                    Opportunity Fund

                                             Year          Year           Year           Year           Year          Year
                                             Ended         Ended          Ended          Ended          Ended         Ended
                                          October 31,   October 31,    October 31,    October 31,    October 31,   October 31,
                                             2003          2002           2003           2002           2003          2002

From Investment Activities:
Operations:
     Net investment income (loss)          $    850      $   1,217      $     748     $     340       $     (1)     $     (20)
     Net realized gains (losses)
       from investment transactions          29,527          3,792          3,041        (3,436)         8,615          1,229
     Net change in unrealized
       appreciation/depreciation
       from investments                      33,806         (3,238)        34,560        (4,012)        17,997         (2,121)

Change in net assets resulting
   from operations                           64,183          1,771         38,349        (7,108)        26,611           (912)

Distributions to Shareholders:
     From net investment income:
         Class A Shares                        (100)          (272)          (643)         (346)           (48)           (11)
         Class C Shares                          --<F1>         --             --<F1>        --             --<F1>         --
         Class R Shares                        (799)        (1,057)            (3)           --<F1>           (67)         --
     From net realized gains from
       investment transactions                   --        (67,141)            --       (21,685)            --        (10,489)
     Tax return of capital                       --             --             --           (70)            --             --

Change in net assets from
   distributions to shareholders               (899)       (68,470)          (646)      (22,101)          (115)       (10,500)

Capital Transactions:
     Proceeds from shares issued             26,582         63,853        113,781       219,313         23,070        141,789
     Dividends reinvested                       836         63,413            525        18,523             92          8,491
     Cost of shares redeemed                (65,176)      (110,815)      (168,209)     (204,842)       (35,847)      (142,745)

Change in net assets from
   capital transactions                     (37,758)        16,451        (53,903)       32,994        (12,685)         7,535

Change in net assets                         25,526        (50,248)       (16,200)        3,785         13,811         (3,877)

Net Assets:
     Beginning of period                    281,786        332,034        206,193       202,408        114,250        118,127

     End of period                         $307,312      $ 281,786      $ 189,993     $ 206,193       $128,061      $ 114,250

Share Transactions:
     Issued                                   1,206          2,614          9,506        17,264          1,027          6,220
     Reinvested                                  38          2,806             43         1,514              4            395
     Redeemed                                (2,960)        (4,545)       (14,120)      (16,345)        (1,615)        (6,310)

Change in Shares                             (1,716)           875         (4,571)        2,433           (584)           305

Accumulated undistributed
   net investment income                   $     --      $      --      $     174     $      72       $     --      $      --


<F1> Rounds to less than $1,000.



                      See notes to financial statements.


The Victory Portfolios                                  Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Established Value Fund

                                                                    Class A Shares                             Class C Shares

                                                                                                  May 5,           March 1,
                                                  Year             Year            Year            2000             2003
                                                  Ended            Ended           Ended          through          through
                                               October 31,      October 31,     October 31,     October 31,       October 31,
                                                  2003             2002            2001           2000<F2>          2003<F2>

Net Asset Value, Beginning of Period              $ 21.28         $ 26.84         $ 33.65          $ 30.54          $20.60

Investment Activities:
     Net investment income                           0.12            0.16            0.17             0.07            0.02
     Net realized and unrealized
       gain (loss) on investments                    5.37            0.07           (4.25)            3.11            5.94

         Total from Investment Activities            5.49            0.23           (4.08)            3.18            5.96

Distributions
     Net investment income                          (0.10)          (0.17)          (0.18)           (0.06)          (0.05)
     In excess of net investment income                --              --              --            (0.01)             --
     Net realized gains                                --           (5.62)          (2.55)              --              --

         Total Distributions                        (0.10)          (5.79)          (2.73)           (0.07)          (0.05)

Net Asset Value, End of Period                    $ 26.67         $ 21.28         $ 26.84          $ 33.65          $26.51

Total Return (excludes sales charge)                25.90%          (0.32)%        (13.07)%          10.44%<F3>      28.97%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $21,370         $35,586         $30,931          $15,005          $  195
Ratio of expenses to
   average net assets<F5>                            1.12%           0.99%           0.99%            0.87%<F4>       1.89%<F4>
Ratio of net investment income
   (loss) to average net assets<F5>                  0.57%           0.66%           0.45%            0.43%<F4>      (0.30)%<F4>
Ratio of expenses to
   average net assets<F1>                            1.16%           1.06%           1.14%            1.46%<F4>       2.40%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>                  0.53%           0.59%           0.30%           (0.16)% <F4>    (0.81)%<F4>
Portfolio turnover<F6>                                 43%             74%             58%              28%             43%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least
     February 28, 2013.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                        Established Value Fund

                                                                            Class R Shares

                                                                                                       April 1,
                                              Year           Year           Year          Year          1999           Year
                                              Ended          Ended          Ended         Ended          to            Ended
                                           October 31,    October 31,    October 31,   October 31,    October 31,     March 31,
                                              2003           2002           2001          2000          1999<F2>        1999

Net Asset Value, Beginning of Period         $  21.24      $  26.80       $  33.63       $  34.31     $  31.34       $  33.94

Investment Activities:
     Net investment income                       0.06          0.07           0.09           0.06         0.02           0.29
     Net realized and unrealized
       gain (loss) on investments                5.38          0.07          (4.26)          3.43         2.98          (0.71)

         Total from Investment Activities        5.44          0.14          (4.17)          3.49         3.00          (0.42)

Distributions
     Net investment income                      (0.07)        (0.08)         (0.11)         (0.06)       (0.03)         (0.30)
     In excess of net investment income            --            --             --          (0.01)          --             --
     Net realized gains                            --         (5.62)         (2.55)         (4.10)          --          (1.88)

         Total Distributions                    (0.07)        (5.70)         (2.66)         (4.17)       (0.03)         (2.18)

Net Asset Value, End of Period               $  26.61      $  21.24       $  26.80       $  33.63     $  34.31       $  31.34

Total Return                                    25.69%        (0.67)%       (13.35)%        11.26%        9.59%<F3>     (1.01)%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $285,747      $246,200       $301,103       $399,953     $469,288       $478,984
Ratio of expenses to
   average net assets                            1.35%         1.33%          1.19%          1.10%        1.10%<F4>      1.09%
Ratio of net investment income
   to average net assets                         0.29%         0.33%          0.32%          0.20%        0.03%<F4>      0.92%
Ratio of expenses to
   average net assets<F1>                        1.43%         1.46%          1.35%          1.26%        1.27%<F4>      <F5>
Ratio of net investment income
   (loss) to average net assets<F1>              0.21%         0.20%          0.16%          0.04%       (0.14)%<F4>     <F5>
Portfolio turnover<F6>                             43%           74%            58%            28%          11%            37%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective April 1, 1999, the Gradison Established Value Fund became the Victory Established Value Fund. Financial highlights prior to April 1, 1999 represent the Gradison Established Value Fund.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Special Value Fund

                                                                             Class A Shares

                                                 Year             Year              Year              Year              Year
                                                Ended             Ended            Ended             Ended              Ended
                                              October 31,      October 31,       October 31,       October 31,       October 31,
                                                 2003             2002              2001              2000              1999

Net Asset Value, Beginning of Period           $  11.44          $  12.98         $  16.02          $  13.09          $  13.64

Investment Activities:
     Net investment income                         0.06              0.02             0.03              0.06              0.07
     Net realized and unrealized
       gain (loss) on investments                  2.67             (0.13)           (0.60)             3.68              0.04

         Total from Investment Activities          2.73             (0.11)           (0.57)             3.74              0.11

Distributions
     Net investment income                        (0.05)            (0.02)           (0.04)            (0.06)            (0.08)
     Net realized gains                              --             (1.41)           (2.43)            (0.75)            (0.58)
     Tax return of capital                           --                --<F2>           --                --                --

         Total Distributions                      (0.05)            (1.43)           (2.47)            (0.81)            (0.66)

Net Asset Value, End of Period                 $  14.12          $  11.44         $  12.98          $  16.02          $  13.09

Total Return (excludes sales charges)             23.90%            (1.57)%          (3.79)%           29.94%             0.80%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $187,640          $204,547         $201,734          $214,293          $232,272
Ratio of expenses to
   average net assets                              1.24%             1.26%            1.30%             1.32%             1.43%
Ratio of net investment income
   to average net assets                           0.43%             0.15%            0.22%             0.43%             0.51%
Ratio of expenses to
   average net assets<F1>                          <F4>              <F4>             <F4>              1.38%             1.53%
Ratio of net investment income
   to average net assets<F1>                       <F4>              <F4>             <F4>              0.37%             0.41%
Portfolio turnover<F3>                               94%               82%              89%               65%               43%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred,the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F4> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period

                                                                           Special Value Fund

                                             Class C Shares                           Class R Shares

                                                 March 1,                                                      December 21,
                                                  2003            Year            Year            Year            1999
                                                 through          Ended           Ended           Ended          through
                                               October 31,     October 31,     October 31,     October 31,     October 31,
                                                 2003<F2>          2003            2002            2001           2000(<F3>

Net Asset Value, Beginning of Period              $11.21          $11.37          $12.93          $15.97         $ 12.48

Investment Activities:
     Net investment income (loss)                   0.01            0.01           (0.01)          (0.02)<F2>       0.02
     Net realized and unrealized
       gain (loss) on investments                   2.88            2.66           (0.14)          (0.58)           3.51

         Total from Investment Activities           2.89            2.67           (0.15)          (0.60)           3.53

Distributions
     Net investment income                         (0.02)          (0.02)             --<F5>       (0.01)          (0.04)
     Net realized gains                               --              --           (1.41)          (2.43)             --

         Total Distributions                       (0.02)          (0.02)          (1.41)          (2.44)          (0.04)

Net Asset Value, End of Period                    $14.08          $14.02          $11.37          $12.93         $ 15.97

Total Return (excludes sales charges)              25.84%<F6>      23.50%          (1.90)%         (3.99)%         28.34%<F6>

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $  314          $2,039          $1,646          $  674         $   133
Ratio of expenses to
   average net assets<F4>                           1.95%<F7>       1.60%           1.60%           1.60%           1.59%<F7>
Ratio of net investment income
   (loss) to average net assets<F4>                (0.26)%<F7>      0.05%          (0.19)%         (0.16)%          0.08%<F7>
Ratio of expenses to
   average net assets<F1>                           2.60%<F7>       3.16%           3.67%           5.34%          23.11%<F7>
Ratio of net investment loss
   to average net assets<F1>                       (0.91)%<F7>     (1.51)%         (2.26)%         (3.90)%        (21.44)%<F7>
Portfolio turnover<F8>                                94%             94%             82%             89%             65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Effective March 1, 2002, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class R Shares of the Fund do not exceed 2.00% until at least February 28,
     2012. Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least
     February 28, 2013.

<F5> Less than $0.01 per share.

<F6> Not annualized.

<F7> Annualized.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                   Small Company Opportunity Fund

                                                                   Class A Shares                               Class C Shares

                                                                                          April 1,    March 26,    March 1,
                                        Year         Year         Year         Year         1999        1999         2003
                                        Ended        Ended        Ended        Ended         to          to           to
                                     October 31,  October 31,  October 31,  October 31,  October 31,  March 31,   October 31,
                                        2003         2002         2001         2000         1999     1999<F2><F3>   2003<F2>

Net Asset Value,
   Beginning of Period                 $ 20.99      $ 22.92      $ 26.34    $ 21.08    $ 20.71      $ 20.23        $20.07

Investment Activities:
     Net investment income (loss)         0.04         0.09         0.07      (0.03)     (0.01)          --          0.01
     Net realized and unrealized
       gain (loss) on investments         5.39         0.04        (2.09)      5.29       0.38         0.48          5.88

         Total from
           Investment Activities          5.43         0.13        (2.02)      5.26       0.37         0.48          5.89

Distributions
     Net investment income               (0.03)       (0.01)       (0.03)        --         --           --         (0.03)
     Net realized gains                     --        (2.05)       (1.37)        --         --           --            --

         Total Distributions             (0.03)       (2.06)       (1.40)        --         --           --         (0.03)

Net Asset Value, End of Period         $ 26.39      $ 20.99      $ 22.92    $ 26.34    $ 21.08      $ 20.71        $25.93

Total Return (excludes sales charges)    25.91%        0.29%       (8.01)%    24.95%      1.79%<F4>    2.37%<F4>    29.42%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)      $42,933      $43,769      $36,312    $28,545    $51,599      $64,587        $   91
Ratio of expenses to
   average net assets<F6>                 1.14%        1.09%        0.96%      1.15%      0.98%<F5>    0.98%<F5>     1.84%<F5>
Ratio of net investment income
   (loss) to average net assets<F6>       0.16%        0.34%        0.30%     (0.14)%     0.09%<F5>    1.50%<F5>    (0.59)%<F5>
Ratio of expenses to
   average net assets<F1>                 1.22%        1.17%        1.18%      1.25%      1.17%<F5>    1.19%<F5>     3.67%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>       0.08%        0.26%        0.08%     (0.24)%    (0.28)%<F5>   1.29%<F5>    (2.42)%<F5>
Portfolio turnover<F7>                      49%          60%          58%        28%        16%          30%           49%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2003, the Adviser contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20% until at least
     February 28, 2013.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                      Small Company Opportunity Fund

                                                                              Class R Shares

                                                                                                      April 1,
                                              Year           Year          Year           Year          1999          Year
                                              Ended          Ended         Ended          Ended          to           Ended
                                           October 31,    October 31,   October 31,    October 31,   October 31,    March 31,
                                              2003           2002          2001           2000          1999         1999<F2>

Net Asset Value, Beginning of Period        $ 20.77       $ 22.80        $ 26.26        $ 21.04      $  20.71       $  27.89

Investment Activities:
     Net investment income (loss)             (0.02)        (0.05)         (0.01)         (0.08)        (0.06)          0.10
     Net realized and unrealized
       gain (loss) on investments              5.33          0.07          (2.08)          5.30          0.39          (6.06)

         Total from Investment Activities      5.31          0.02          (2.09)          5.22          0.33          (5.96)

Distributions
     Net investment income                    (0.02)           --             --<F3>         --            --          (0.14)
     Net realized gains                          --         (2.05)         (1.37)            --            --          (1.08)

         Total Distributions                  (0.02)        (2.05)         (1.37)            --            --          (1.22)

Net Asset Value, End of Period              $ 26.06       $ 20.77        $ 22.80        $ 26.26      $  21.04        $  20.71

Total Return (excludes sales charges)         25.59%        (0.21)%        (8.32)%        24.81%         1.59%<F4>    (22.08)%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $85,037       $70,481        $81,815        $95,399      $105,415        $125,761
Ratio of expenses to
   average net assets                          1.38%         1.61%          1.31%          1.30%         1.29%<F5>       1.30%
Ratio of net investment income
   (loss) to average net assets               (0.09)%       (0.20)%        (0.05)%        (0.29)%        0.39%<F5>       0.41%
Ratio of expenses to
   average net assets<F1>                      1.64%         1.70%          1.52%          1.40%         1.47%<F5>       <F7>
Ratio of net investment loss
   to average net assets<F1>                  (0.35)%       (0.29)%        (0.26)%        (0.39)%       (0.58)%<F5>      <F7>
Portfolio turnover<F6>                           49%           60%            58%            28%           16%             30%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F7> There were no fee reductions during the period.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Balanced Fund                                   October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Principal
Security Description                        Amount       Value

Asset Backed Securities (0.9%)

CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                         $    120    $    124
Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                               100         106
DVI Receivables Corp.,
   Series 2001-2, Class A4,
   4.61%, 11/11/09                             295         271
DVI Receivables Corp.,
   Series 2002-1, Class A3B,
   4.57%, 6/11/10                              255         232
Harley-Davidson Motorcycle Trust,
   Series 2002-1, Class A2,
   4.50%, 1/15/10                               70          73
Harley-Davidson Motorcycle Trust,
   Series 2002-2, Class A2,
   3.09%, 6/15/10                               40          41
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4,
   2.77%, 11/21/08                             405         405

Total Asset Backed Securities (Cost $1,293)              1,252

Collateralized Mortgage Obligations (2.0%)

Bank of America-First Union
   National Bank Commercial Mortgage,
   Series 2001-3, Class A2,
   5.46%, 4/11/37                              180         190
Federal Home Loan Mortgage Corp.,
   Structured Pass Through Securities,
   Series T-42, Class A5,
   7.50%, 2/25/42                              410         450
Federal National Mortgage Association,
   Grantor Trust,
   Series 2002-T16,
   Class A3, 7.50%, 7/25/42                    786         861
Federal National Mortgage Association,
   Series 2002-90, Class A2,
   6.50%, 11/25/42                             267         283
First Union National Bank
   Commercial Mortgage,
   Series 2001-C2, Class A1,
   6.20%, 1/12/43                              328         355
Government National Mortgage Association,
   Series 2001-12, Class B,
   6.10%, 6/16/21                              235         256
Morgan Stanley Capital,
   Series 1998-HF1,
   Class A2, 6.52%, 3/15/30                    370         409

Total Collateralized Mortgage Obligations
(Cost $2,673)                                            2,804


                                         Shares or
                                        Principal
Security Description                      Amount       Value

Commercial Paper (4.8%)

General Electric Capital Corp.,
   1.04%, 11/3/03                         $  6,593    $  6,593

Total Commercial Paper (Cost $6,593)                     6,593

Common Stocks (61.9%)

Aerospace/Defense (0.9%):
Boeing Co.                                  14,900         574
Northrop Grumman Corp.                       8,000         715

                                                         1,289

Aluminum (1.1%):
Alcoa, Inc.                                 46,200       1,459

Apparel (0.4%):
Jones Apparel Group, Inc.                   15,000         518

Automotive (0.4%):
General Motors Corp.                        14,000         597

Automotive Parts (0.4%):
Lear Corp. (b)                              10,000         581

Banks (4.4%):
Bank of America Corp.                       13,500       1,022
FleetBoston Financial Corp.                 18,000         727
PNC Financial Services Group, Inc.          29,100       1,559
U.S. Bancorp                                36,000         980
Wells Fargo & Co.                           35,000       1,971

                                                         6,259

Beverages (1.2%):
PepsiCo, Inc.                               35,300       1,688

Building Materials (0.4%):
Masco Corp.                                 20,000         550

Chemicals -- General (1.0%):
Air Products & Chemicals, Inc.              15,400         699
E.I. du Pont de Nemours & Co.               15,300         618

                                                         1,317

Computers & Peripherals (0.7%):
Cisco Systems, Inc. (b)                     43,000         902

Consumer Products (0.7%):
Procter & Gamble Co.                        10,500       1,032

Cosmetics & Toiletries (0.7%):
Kimberly-Clark Corp.                        17,300         914

Electronic & Electrical -- General (2.0%):
General Electric Co.                        93,300       2,707

Environmental Control (0.4%):
Waste Management, Inc.                      20,000         518

Financial Services (5.5%):
American Express Co.                        43,000       2,018
Citigroup, Inc.                             60,333       2,859
Fannie Mae                                  18,800       1,348
Goldman Sachs Group, Inc.                   16,500       1,549

                                                         7,774

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Balanced Fund                                    October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Food Distributors, Supermarkets
   & Wholesalers (0.7%):
Kroger Co.                                  55,000    $    962

Food Processing & Packaging (0.8%):
Sara Lee Corp.                              55,500       1,106

Forest Products --
   Lumber & Paper (1.1%):
International Paper Co.                     11,000         433
MeadWestvaco Corp.                          40,000       1,037

                                                         1,470

Health Care (0.6%):
HCA, Inc.                                   20,000         765

Heavy Machinery (0.3%):
Ingersoll-Rand Co.                           8,000         483

Hotels & Motels (0.7%):
Hilton Hotels Corp.                         60,000         950

Insurance -- Multi-Line (3.3%):
American International Group, Inc.          44,430       2,702
Aon Corp.                                   45,000         986
Lincoln National Corp.                      21,000         839

                                                         4,527

Insurance -- Property,
   Casualty, Health (0.9%):
Chubb Corp.                                 11,000         735
St. Paul Cos., Inc.                         15,000         572

                                                         1,307

Manufacturing -- Miscellaneous (1.0%):
Honeywell International, Inc.               45,400       1,390

Media (3.2%):
Time Warner, Inc. (b)                      142,200       2,174
Viacom, Inc.                                55,000       2,193

                                                         4,367

Oil & Gas Exploration,
   Production & Services (2.0%):
Anadarko Petroleum Corp.                    20,000         872
Transocean, Inc. (b)                        51,500         988
Unocal Corp.                                26,600         843

                                                         2,703

Oil-Integrated Companies (3.6%):
BP PLC                                      50,000       2,120
ChevronTexaco Corp.                         13,921       1,034
ConocoPhillips                              31,169       1,781

                                                         4,935

Oil -- Marketing & Refining (0.3%):
Valero Energy Corp.                         10,000         427

Oilfield Services & Equipment (1.7%):
Baker Hughes, Inc.                          23,500         664
Schlumberger Ltd.                           36,000       1,691

                                                         2,355


                                         Shares or
                                        Principal
Security Description                      Amount       Value

Pharmaceuticals (5.6%):
Abbott Laboratories                         22,600    $    963
Eli Lilly & Co.                              8,000         533
Johnson & Johnson, Inc.                     30,900       1,555
Pfizer, Inc.                                96,420       3,046
Wyeth                                       39,600       1,748

                                                         7,845

Radio & Television (0.2%):
Comcast Corp.,
   Class A Special Shares (b)                7,000         237

Railroads (0.5%):
Union Pacific Corp.                         11,400         714

Restaurants (1.0%):
McDonald's Corp.                            57,800       1,446

Retail -- Specialty Stores (1.6%):
Home Depot, Inc.                            60,000       2,224

Semiconductors (1.0%):
Intel Corp.                                 40,300       1,332

Software & Computer Services (4.3%):
Automatic Data Processing, Inc.             38,700       1,461
BMC Software, Inc. (b)                      54,000         939
Microsoft Corp.                            136,000       3,555

                                                         5,955

Steel (0.2%):
United States Steel Corp.                   10,000         237

Telecommunication Services (1.1%):
Verizon Communications, Inc.                47,000       1,579

Telecommunications -- Cellular (0.1%):
AT&T Wireless Services, Inc. (b)            22,000         160

Telecommunications -- Equipment (0.9%):
Motorola, Inc.                              95,400       1,291

Transportation Services (0.6%):
United Parcel Service, Inc.                 12,200         885

Utilities -- Electric (2.7%):
Cinergy Corp.                               11,600         421
Constellation Energy Group, Inc.            17,600         640
Exelon Corp.                                25,800       1,637
FPL Group, Inc.                             16,600       1,058

                                                         3,756

Utilities -- Telecommunications (1.7%):
Alltel Corp.                                32,500       1,536
SBC Communications, Inc.                    32,856         788

                                                         2,324

Total Common Stocks (Cost $72,356)                      85,837

Corporate Bonds (9.2%)

Airlines (0.1%):
Southwest Airlines Co., 6.50%, 3/1/12     $     95         103

Aluminum (0.1%):
Alcoa, Inc., 5.38%, 1/15/13                     80          83

              See notes to schedules of investments and notes to
                            financial statements.

Balanced Fund                                   October 31, 2003
(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Automotive (0.1%):
DaimlerChrysler NA Holding Corp.,
   7.38%, 9/15/06, MTN                    $     85    $     94
DaimlerChrysler NA Holding Corp.,
   8.50%, 1/18/31                               44          49

                                                           143

Banks (1.4%):
Bank of America Corp.,
   7.80%, 2/15/10                              160         190
Bank One Corp.,
   6.88%, 8/1/06                               210         233
BB&T Corp.,
   4.75%, 10/1/12                               66          65
European Investment Bank,
   7.13%, 9/18/06                              199         226
First Union National Bank,
   7.80%, 8/18/10                               71          85
Fleet National Bank,
   5.75%, 1/15/09                              205         222
Inter-American Development Bank,
   7.00%, 6/15/25                               38          46
International Bank for
   Reconstruction & Development,
   4.13%, 8/12/09                              302         309
J.P. Morgan Chase & Co.,
   5.75%, 1/2/13                               135         142
Marshall & Ilsley Bank,
   4.13%, 9/4/07                                76          79
Southtrust Bank NA,
   4.75%, 3/1/13                               210         205
Wells Fargo & Co.,
   4.95%, 10/16/13                              70          70

                                                         1,872

Beverages (0.0%):
Anheuser-Busch Cos., Inc.,
   5.95%, 1/15/33                               67          68

Chemicals (0.2%):
Dow Chemical,
   6.00%, 10/1/12                               43          45
Rohm & Haas Co.,
   7.40%, 7/15/09                              150         175

                                                           220

Computers & Peripherals (0.2%):
Hewlett-Packard Co.,
   7.15%, 6/15/05                               40          43
Hewlett-Packard Co.,
   6.50%, 7/1/12                                40          44
International Business Machines Corp.,
   8.38%, 11/1/19                              119         156

                                                           243

Consumer Products (0.1%):
Proctor & Gamble Co.,
   4.30%, 8/15/08                               85          88


                                        Principal
Security Description                      Amount       Value

Electronic & Electrical -- General (0.0%):
Dominion Resources, Inc.,
   6.30%, 3/15/33                         $     65    $     65

Entertainment (0.1%):
Walt Disney Co.,
   6.20%, 6/20/14, MTN                         190         202

Environmental Control (0.1%):
Waste Management, Inc.,
   7.75%, 5/15/32                              125         146

Financial Services (2.5%):
Boeing Capital Corp.,
   6.50%, 2/15/12                              100         109
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06                              205         205
CIT Group, Inc.,
   6.50%, 2/7/06                               220         239
Citigroup, Inc.,
   5.75%, 5/10/06                              140         151
Citigroup, Inc.,
   5.63%, 8/27/12                              135         142
Ford Motor Credit Co.,
   6.50%, 1/25/07                              145         150
Ford Motor Credit Co.,
   7.25%, 10/25/11                             190         193
General Electric Capital Corp.,
   5.38%, 3/15/07, MTN                         205         220
General Electric Capital Corp.,
   6.75%, 3/15/32, MTN                          70          78
General Motors Acceptance Corp.,
   6.13%, 1/22/08                               75          79
General Motors Acceptance Corp.,
   6.88%, 9/15/11                              220         227
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                               165         172
Household Finance Corp.,
   7.00%, 5/15/12                              205         233
International Lease Finance Corp.,
   4.50%, 5/1/08                               200         205
John Deere BV,
   5.88%, 4/6/06                               145         156
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                               70          83
Merrill Lynch & Co., Inc.,
   6.00%, 2/17/09                               80          87
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                               145         163
National Rural Utilities
   Cooperative Finance Corp.,
   5.75%, 8/28/09                              130         140
National Rural Utilities
   Cooperative Finance Corp.,
   8.00%, 3/1/32, MTN                          186         228
Verizon Global Funding Corp.,
   7.75%, 12/1/30                               61          71

                                                         3,331

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Balanced Fund                                    October 31, 2003
(Amounts in Thousands)


                                        Principal
Security Description                      Amount       Value

Food Processing & Packaging (0.1%):
Kellogg Co.,
   6.60%, 4/1/11                          $     99    $    110
Sara Lee Corp.,
   6.13%, 11/1/32                               24          25

                                                           135

Food -- Distributors, Supermarkets
   & Wholesalers (0.2%):
Albertson's, Inc.,
   6.55%, 8/1/04                               145         150
Kroger Co.,
   6.80%, 4/1/11                               100         111

                                                           261

Forest Products --
   Lumber & Paper (0.3%):
International Paper Co.,
   5.85%, 10/30/12                              85          88
Weyerhaeuser Co.,
   6.00%, 8/1/06                               170         183
Weyerhaeuser Co.,
   7.38%, 3/15/32                              120         129

                                                           400

Governments -- Foreign (0.6%):
Province of Manitoba,
   4.25%, 11/20/06                             288         300
Province of Ontario,
   3.50%, 9/17/07                               82          83
Province of Ontario,
   5.50%, 10/1/08                              150         162
United Mexican States,
   4.63%, 10/8/08                              131         131
United Mexican States,
   6.38%, 1/16/13, MTN                         150         155

                                                           831

Insurance -- Property,
   Casualty, Health (0.2%):
Allstate Corp.,
   7.20%, 12/1/09                               95         110
Chubb Corp.,
   6.00%, 11/15/11                              75          80
St. Paul Cos., Inc.,
   5.75%, 3/15/07                              113         121

                                                           311

Media (0.2%):
Time Warner, Inc.,
   8.11%, 8/15/06                               30          34
Time Warner, Inc.,
   6.88%, 5/1/12                               100         111
Time Warner, Inc.,
   7.70%, 5/1/32                                40          45
Viacom, Inc.,
   7.88%, 7/30/30                               60          73

                                                           263


                                          Principal
Security Description                        Amount       Value

Oil & Gas -- Exploration
   & Production (0.2%):
Anadarko Petroleum Corp.,
   3.25%, 5/1/08                          $     78    $     76
Devon Financing Corp. ULC,
   7.88%, 9/30/31                               85         101
Union Oil Co. of California,
   7.50%, 2/15/29                               75          86
Valero Energy Corp.,
   7.50%, 4/15/32                               45          49

                                                           312

Oil-Integrated Companies (0.1%):
ConocoPhillips,
   4.75%, 10/15/12                             125         124

Pharmaceuticals (0.1%):
Wyeth,
   5.25%, 3/15/13                              200         203

Pipelines (0.4%):
Consolidated Natural Gas,
   6.25%, 11/1/11                              105         115
Duke Energy Field Services,
   7.88%, 8/16/10                               75          88
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                              328         354

                                                           557

Radio & Television (0.3%):
Comcast Cable Communications,
   6.38%, 1/30/06                              205         221
Comcast Cable Communications,
   7.13%, 6/15/13                              115         129
Cox Communications, Inc.,
   7.75%, 8/15/06                              100         113

                                                           463

Railroads (0.1%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                               81          92
Union Pacific Co.,
   6.65%, 1/15/11                               60          67

                                                           159

Real Estate (0.1%):
EOP Operating LP,
   7.00%, 7/15/11                               70          79
ERP Operating LP,
   5.20%, 4/1/13                                75          75

                                                           154

Restaurants (0.0%):
McDonald's Corp.,
   6.00%, 4/15/11                               50          54

Retail (0.1%):
Wal-Mart Stores, Inc.,
   6.88%, 8/10/09                              135         155

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Balanced Fund                                    October 31, 2003
(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Telecommunications -- Cellular (0.3%):
360 Communications Co.,
   7.50%, 3/1/06                          $     85    $     94
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                                90         103
Verizon Wireless Capital LLC,
   5.38%, 12/15/06                              90          96
Vodafone Group Plc,
   7.75%, 2/15/10                               65          77

                                                           370

Telecommunications -- Equipment (0.0%):
Motorola, Inc.,
   7.63%, 11/15/10                              40          45

Utilities -- Electric (0.6%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                                25          28
Constellation Energy Group, Inc.,
   7.60%, 4/1/32                                90         106
Exelon Generation Co. LLC,
   6.95%, 6/15/11                              129         144
FirstEnergy Corp.,
   6.45%, 11/15/11                              60          64
Hydro-Quebec,
   8.40%, 1/15/22                               65          85
Wisconsin Energy Corp.,
   5.88%, 4/1/06                               342         366

                                                           793

Utilities -- Telecommunications (0.4%):
Alltel Corp.,
   7.88%, 7/1/32                                70          85
AT&T Corp.,
   7.80%, 11/15/11                              50          57
Citizens Communications Co.,
   8.50%, 5/15/06                              121         137
Deutsche Telekom
   International Finance BV,
   8.75%, 6/15/30                              132         165
Sprint Capital Corp.,
   8.38%, 3/15/12                              115         131

                                                           575

Total Corporate Bonds (Cost $12,406)                    12,729

U.S. Government Agencies (1.9%)

Federal Home Loan Bank (0.7%):
5.25%, 8/15/22                                 895         876

Federal Home Loan
   Mortgage Corp. (0.1%):
4.50%, 7/15/13                                 205         201


                                         Principal
Security Description                       Amount       Value

Federal National Mortgage
   Association (0.9%):
3.75%, 9/15/08,
   Callable 9/15/05 @ 100                 $    248    $    247
3.65%, 10/15/08,
   Callable 10/15/04 @ 100                     165         165
6.25%, 2/1/11                                  100         109
4.63%, 5/1/13                                  421         405
4.63%, 10/15/13                                229         226
                                                         1,152

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   316         346

Total U.S. Government Agencies (Cost $2,554)             2,575

U.S. Government Mortgage Backed (13.2%)

Federal Home Loan
   Mortgage Corp. (1.7%):
4.50%, 9/1/18                                  285         284
5.50%, 10/1/17                                 613         631
6.50%, 5/1/26-7/1/32                           749         781
7.00%, 10/1/28-4/1/32                          462         486
8.00%, 6/1/30                                   95         103
8.50%, 7/1/21-4/1/29                           111         120

                                                         2,405

Federal National Mortgage
   Association (10.5%):
4.50%, 6/1/18-8/1/18                         1,089       1,089
5.00%, 6/1/18-10/1/33                        2,214       2,234
5.50%, 12/1/17-10/1/33                       4,226       4,288
5.92%, 2/1/12                                  491         532
6.00%, 5/5/09-5/1/33                         2,783       2,878
6.50%, 3/1/29-4/1/33                         1,204       1,252
7.00%, 5/1/22-3/1/32                           319         337
7.50%, 3/1/27                                  105         112
8.00%, 6/1/12-3/1/30                           934       1,012
8.50%, 11/1/17                                  26          29
9.50%, 10/1/21                                  87          97
10.00%, 11/1/13                                135         151
10.50%, 11/1/13                                152         172
11.00%, 11/1/13                                184         209

                                                        14,392

Government National Mortgage
   Assoc. (1.0%):
6.50%, 7/15/28-10/15/31                        201         211
7.00%, 12/15/25-4/15/28                        331         351
7.50%, 8/15/29                                 180         192
8.50%, 12/15/17                                329         363
9.50%, 7/15/09-7/15/25                         282         313

                                                         1,430

Total U.S. Government Mortgage Backed
(Cost $18,053)                                          18,227

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Balanced Fund                                    October 31, 2003
(Amounts in Thousands)


                                         Shares or
                                        Principal
Security Description                      Amount       Value

U.S. Treasury Obligations (5.5%)

U.S. Treasury Bonds (1.5%):
8.00%, 11/15/21                           $    523    $    701
7.13%, 2/15/23                                 138         171
5.38%, 2/15/31                               1,108       1,145

                                                         2,017

U.S. Treasury Notes (4.0%):
5.88%, 11/15/04                              2,631       2,754
3.13%, 9/15/08                               1,551       1,544
4.25%, 8/15/13                               1,271       1,266

                                                         5,564

Total U.S. Treasury Obligations (Cost $7,540)            7,581

Short-Term Securities Held as Collateral for Securities Lending (20.2%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     28,027      28,027

Total Short-Term Securities Held
as Collateral for Securities Lending                    28,027

Total Investments (Cost $151,495) (a) -- 119.6%        165,625

Other assets in excess of liabilities -- (19.6)%      (27,192)

NET ASSETS -- 100.0%                                  $138,433

       See notes to schedules of investments and notes to
                    financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Convertible Fund                                October 31, 2003
(Amounts in Thousands)


                                        Principal
Security Description                      Amount       Value

Commercial Paper (5.8%)

General Electric Capital Corp.,
   1.04%, 11/3/03                          $ 5,526     $ 5,526

Total Commercial Paper (Cost $5,526)                     5,526

Convertible Bonds (60.0%)

Advertising (1.3%):
Lamar Advertising Co.,
   Convertible Subordinated Notes,
   2.88%, 12/31/10                           1,250       1,188

Aerospace/Defense (0.7%):
Gencorp, Inc.,
   Convertible Subordinated Notes,
   5.75%, 4/15/07                              425         400
Kaman Corp.,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Continuously Callable @ 100                 326         293

                                                           693

Agriculture (1.1%):
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22,
   Callable 11/22/05 @ 101.50                  225         240
Bunge Ltd. Finance Corp.,
   Convertible Subordinated Notes,
   3.75%, 11/15/22,
   Callable 11/22/05 @ 101.50 (d)              740         789

                                                         1,029

Airlines (0.5%):
Continental Airlines Inc.,
   Convertible Subordinated Notes,
   4.50%, 2/1/07,
   Callable 2/5/05 @ 101.80                    500         443

Apparel/Footwear (1.1%):
Reebok International Ltd.,
   Convertible Subordinated Notes,
   4.25%, 3/1/21,
   Callable 3/5/04 @ 102.13                    925       1,013

Automotive (2.2%):
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07                             600         818
Navistar International,
   Convertible Subordinated Notes,
   2.50%, 12/15/07 (d)                         950       1,294

                                                         2,112


                                        Principal

Security Description                      Amount       Value

Biotechnology (3.1%):
Amgen, Inc.,
   Convertible Subordinated Notes,
   0.00%, 3/1/32,
   Callable 3/1/07 @ 75.54                 $   435     $   330
Gilead Sciences, Inc.,
   Convertible Subordinated Notes,
   2.00%, 12/15/07,
   Callable 12/20/05 @ 100.80                  300         396
Human Genome Sciences, Inc.,
   Convertible Subordinated Notes,
   3.75%, 3/15/07,
   Callable 3/16/04 @ 101.25 (d)               500         443
Indevus Pharmaceuticals,
   Convertible Subordinated Notes,
   6.25%, 7/15/08 (d)                          250         278
Intermune, Inc.,
   Convertible Subordinated Notes,
   5.75%, 7/15/06,
   Callable 7/15/04 @ 102.88                   500         481
Isis Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.50%, 5/1/09,
   Callable 5/1/05 @ 103.14 (d)                450         372
Vertex Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   5.00%, 9/19/07                              750         664

                                                         2,964

Broadcasting/Cable (3.2%):
Liberty Media Corp.,
   Convertible Subordinated Notes,
   0.75%, 3/30/23,
   Callable 4/5/08 @ 100 (d)                   810         873
Liberty Media Corp.,
   Convertible Subordinated Notes,
   3.25%, 3/15/31,
   Callable 3/15/06 @ 100                      780         778
Liberty Media Group,
   Convertible Subordinated Notes,
   4.00%, 11/15/29,

   Callable 11/15/03 @ 100 (d)                 800         519
Liberty Media Group,
   Convertible Subordinated Notes,
   3.50%, 1/15/31,
   Callable 1/15/06 @ 100 (d)                1,055         848

                                                         3,018

Computers & Peripherals (2.3%):
Affiliated Computer Services, Inc.,
   Convertible Subordinated Notes,
   3.50%, 2/15/06,
   Callable 2/18/04 @ 101.40                 1,370       1,607
Hewlett-Packard Co.,
   Convertible Subordinated Notes,
   0.00%, 10/14/17,
   Callable 10/14/04 @ 66.82                 1,000         556

                                                         2,163

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Convertible Fund                                 October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Electronics (1.0%):
Agilent Technologies, Inc.,
   Convertible Subordinated Notes,
   3.00%, 12/1/21,
   Callable 12/6/04 @ 100 (d)              $   325     $   336
Artesyn Technologies,
   Convertible Subordinated Notes,
   5.50%, 8/15/10,
   Callable 8/15/08 @ 100 (d)                  250         318
L-3 Communications Holdings,
   Convertible Subordinated Notes,
   4.00%, 9/15/11,
   Callable 10/24/04 @ 102.00                  250         266

                                                           920

Entertainment (3.2%):
Carnival Corp.,
   Convertible Subordinated Notes,
   2.00%, 4/15/21,
   Callable 4/15/08 @ 100                      500         553
GTECH Holdings Corp.,
   Convertible Subordinated Notes,
   1.75%, 12/15/21,
   Callable 12/15/06 @ 100                     745       1,245
Walt Disney Co.,
   Convertible Subordinated Notes,
   2.13%, 4/15/23,
   Callable 4/15/08 @ 100                    1,190       1,246

                                                         3,044

Financial Services (1.8%):
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 102.25                   100         109
First American Corp.,
   Convertible Subordinated Notes,
   4.50%, 4/15/08,
   Callable 4/15/04 @ 102.25                   675         738
Providian Financial Corp,
   Convertible Subordinated Notes,
   4.00%, 5/15/08                              700         808

                                                         1,655

Health Care (1.2%):
Medtronic, Inc.,
   Convertible Subordinated Notes,
   1.25%, 9/15/21,
   Callable 9/15/06 @ 100.62                 1,120       1,140

Hotels & Motels (0.6%):
Hilton Hotels Corp.,
   Convertible Subordinated Notes,
   3.38%, 4/15/23,
   Callable 4/15/08 @ 100 (d)                  570         591


                                         Principal
Security Description                       Amount       Value

Insurance -- Life (1.4%):
AON Corp.,
   Convertible Subordinated Notes,
   3.50%, 11/15/12,
   Callable 11/19/07 @ 101                 $   790     $   943
AON Corp.,
   Convertible Subordinated Notes,
   3.50%, 11/15/12,
   Callable 11/19/07 @ 101 (d)                 350         418

                                                         1,361

Insurance -- Multi-Line (2.3%):
American International Group,
   Convertible Subordinated Notes,
   0.50%, 5/15/07,
   Continuously Callable @ 100                 450         425
Loews Corp.,
   Convertible Subordinated Notes,
   3.13%, 9/15/07,
   Callable 9/15/04 @ 100.94                   875         804
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 100                      170         168
Ohio Casualty Corp.,
   Convertible Subordinated Notes,
   5.00%, 3/19/22,
   Callable 3/23/05 @ 102.00                   750         742

                                                         2,139

Mining (0.6%):
Inco Ltd.,
   Convertible Subordinated Notes,
   1.00%, 3/14/23,
   Callable 3/19/10 @ 94.12                     30          36
Inco Ltd.,
   Convertible Subordinated Notes,
   1.00%, 3/14/23,
   Callable 3/19/10 @ 94.12 (d)                250         297
Placer Dome, Inc.,
   Convertible Subordinated Notes,
   2.75%, 10/15/23,
   Callable 10/20/10 @ 100.83 (d)              240         265

                                                           598

Oil & Gas Exploration,
   Production & Services (1.3%):
Kerr-McGee Corp.,
   Convertible Subordinated Notes,
   5.25%, 2/15/10,
   Callable 2/15/05 @ 102.63                 1,150       1,192

Oilfield Services & Equipment (1.9%):
Halliburton Co.,
   Convertible Subordinated Notes,
   3.13%, 7/15/23,
   Callable 7/15/08 @ 100 (d)                1,025       1,029

              See notes to schedules of investments and notes to
                            financial statements.

Convertible Fund                                October 31, 2003
(Amounts in Thousands)


                                        Principal
Security Description                      Amount       Value

Schlumberger Ltd.,
   Convertible Subordinated Notes,
   2.13%, 6/1/23,
   Callable 6/6/10 @ 100 (d)               $   825     $   771

                                                         1,800

Pharmaceuticals (5.7%):
Alpharma, Inc.,
   Convertible Subordinated Notes,
   3.00%, 6/1/06,
   Callable 12/1/03 @ 120.04 (d)               500         585
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/04 @ 62.10 (d)                250         177
Alza Corp.,
   Convertible Subordinated Notes,
   0.00%, 7/28/20,
   Callable 7/28/04 @ 62.10                  1,270         897
Cephalon, Inc.,
   Convertible Subordinated Notes,
   0.00%, 6/15/33,
   Callable 6/15/10 @ 100.25 (d)               500         489
Teva Pharmaceutical Financial,
   Convertible Subordinated Notes,
   0.38%, 11/15/22,
   Callable 11/18/07 @ 100                   1,210       1,704
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23,
   Callable 3/20/08 @ 100 (d)                  935       1,089
Watson Pharmaceuticals, Inc.,
   Convertible Subordinated Notes,
   1.75%, 3/15/23,
   Callable 3/20/08 @ 100                      300         350

                                                         5,291

Photography (0.3%):
Eastman Kodak Co.,
   Convertible Subordinated Notes,
   3.38%, 10/15/33,
   Callable 10/15/10 @ 100 (d)                 290         313

Pipelines (0.3%):
Noram Energy,
   Convertible Subordinated Notes,
   6.00%, 3/15/12,
   Continuously Callable @ 100                 322         312

Real Estate (0.6%):
EOP Operating LP,
   Convertible Subordinated Notes,
   7.25%, 11/15/08,
   Callable 11/15/04 @ 100 (d)                 500         528

Restaurants (1.8%):
Brinker International, Inc.,
   Convertible Subordinated Notes,
   0.00%, 10/10/21,
   Callable 10/10/04 @ 62.86                 1,325         884


                                        Principal
Security Description                      Amount       Value

Triarc Cos.,
   Convertible Subordinated Notes,
   5.00%, 5/15/23,
   Callable 5/20/10 @ 100                  $   800     $   807

                                                         1,691

Retail -- Discount (0.4%):
Costco Wholesale Corp.,
   Convertible Subordinated Notes,
   0.00%, 8/19/17,
   Callable 8/19/04 @ 63.70                    500         404

Retail -- Department Stores (0.6%):
J.C. Penney Co., Inc.,
   Convertible Subordinated Notes,
   5.00%, 10/15/08,
   Callable 10/20/04 @ 102.50                  500         523

Retail -- Drug Stores (0.3%):
Duane Reade, Inc.,
   Convertible Subordinated Notes,
   2.15%, 4/16/22,
   Callable 4/16/07 @ 57.28 (d)                500         256

Retail -- Specialty Stores (2.8%):
Lowes Cos., Inc.,
   Convertible Subordinated Notes,
   0.86%, 10/19/21,
   Callable 10/19/06 @ 86.10                 1,495       1,658
TJX Cos., Inc.,
   Convertible Subordinated Notes,
   0.00%, 2/13/21,
   Callable 2/13/07 @ 75.68                  1,200         972

                                                         2,630

Semiconductor Equipment (2.4%):
Brooks Automation, Inc.,
   Convertible Subordinated Notes,
   4.75%, 6/1/08,
   Callable 6/6/04 @ 100                       800         759
Credence Systems Corp.,
   Convertible Subordinated Notes,
   1.50%, 5/15/08 (d)                          550         884
Veeco Instruments, Inc.,
   Convertible Subordinated Notes,
   4.13%, 12/21/08,
   Callable 12/21/04 @ 102.36 (d)              600         588

                                                         2,231

Semiconductors (2.2%):
Cypress Semiconductor,
   Convertible Subordinated Notes,
   1.25%, 6/15/08,
   Callable 6/20/06 @ 100 (d)                  200         305
Fairchild Semiconductor,
   Convertible Subordinated Notes,
   5.00%, 11/1/08,
   Callable 11/5/04 @ 102.25                   500         523

              See notes to schedules of investments and notes to
                            financial statements.

Convertible Fund                                October 31, 2003
(Amounts in Thousands, Except Shares)


                                         Principal
Security Description                       Amount       Value

International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/15/04 @ 101.82 (d)           $   250     $   245
International Rectifier Corp.,
   Convertible Subordinated Notes,
   4.25%, 7/15/07,
   Callable 7/15/04 @ 101.82                   500         490
Micron Technology, Inc.,
   Convertible Subordinated Notes,
   2.50%, 2/1/10,
   Callable 2/6/06 @ 101.43 (d)                400         559

                                                         2,122

Software & Computer Services (4.3%):
Acxiom Corp.,
   Convertible Subordinated Notes,
   3.75%, 2/15/09,
   Callable 2/17/05 @ 102.14                   650         700
ASML Holding NV,
   Convertible Subordinated Notes,
   5.75%, 10/15/06 (d)                         500         623
First Data Corp.,
   Convertible Subordinated Notes,
   2.00%, 3/1/08,
   Callable 3/1/04 @ 100                     1,195       1,239
Mercury Interactive Corp.,
   Convertible Subordinated Notes,
   4.75%, 7/1/07,
   Callable 7/1/04 @ 102.04 (d)                700         697
Network Associates, Inc.,
   Convertible Subordinated Notes,
   5.25%, 8/15/06,
   Callable 8/20/04 @ 101.31                   800         848

                                                         4,107

Steel (0.7%):
Steel Dynamics, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/12,
   Callable 12/18/07 @ 101.14 (d)              500         643

Telecommunications (1.3%):
Juniper Networks, Inc.,
   Convertible Subordinated Notes,
   4.75%, 3/15/07,
   Callable 3/15/04 @ 102.04                   600         614
US Cellular Corp.,
   Convertible Subordinated Notes,
   0.00%, 6/15/15,
   Callable 6/15/04 @ 52.19                  1,350         634

                                                         1,248

Telecommunications -- Services & Equipment (2.5%):
ADC Telecommunications,
   Convertible Subordinated Notes,
   1.00%, 6/15/08 (c) (d)                      500         463


                                           Shares or
                                          Principal
Security Description                        Amount       Value

CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/03 @ 101.71              $   650     $   613
CommScope, Inc.,
   Convertible Subordinated Notes,
   4.00%, 12/15/06,
   Callable 12/15/03 @ 101.71 (d)              600         566
Harris Corp.,
   Convertible Subordinated Notes,
   3.50%, 8/15/22,
   Callable 8/18/07 @ 100                      650         725

                                                         2,367

Transportation Services (2.3%):
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07                               550         603
GATX Corp.,
   Convertible Subordinated Notes,
   7.50%, 2/1/07 (d)                           410         449
United Parcel Service, Inc.,
   Convertible Subordinated Notes,
   1.75%, 9/27/07,
   Continuously Callable @ 100               1,070       1,101

                                                         2,153

Utilities -- Electric (0.7%):
Centerpoint Energy, Inc.,
   Convertible Subordinated Notes,
   3.75%, 5/15/23,
   Callable 5/20/08 @ 100 (d)                  500         537

Duke Energy Corp.,
   Convertible Subordinated Notes,
   1.75%, 5/15/23,
   Callable 5/20/07 @ 100                      155         155

                                                           692

Total Convertible Bonds (Cost $55,005)                  56,574

Convertible Preferred Stock (34.6%)

Aerospace/Defense (1.6%):
Northrop Grumman Corp., 7.25%               12,500       1,261
Northrop Grumman Corp.,
   Series B, 7.00%                           2,400         281

                                                         1,542

Automotive (5.4%):
Ford Motor Co. Capital Trust II, 6.50%      42,535       1,976
General Motors Corp., Series B, 5.25%       67,500       1,563
General Motors Corp., Series C, 6.25%       58,200       1,614

                                                         5,153

Banks (2.4%):
Commerce Capital Trust II, 5.95% (d)         7,500         432
Commerce Capital Trust II, 5.95%            11,000         634
Washington Mutual, Inc., 5.38%              21,000       1,209

                                                         2,275

              See notes to schedules of investments and notes to
                            financial statements.

Convertible Fund                               October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Building Materials (0.8%):
Texas Industries, Inc., 5.50%               21,300     $   791

Commercial Services (1.6%):
Cendant Corp., 7.75%                        31,000       1,500

Household Goods -- Appliances,
   Furnishings & Electronics (1.9%):
Newell Financial Trust I, 5.25%             41,200       1,751

Insurance -- Multi-Line (1.2%):
PMI Group, Inc., 5.88%                      18,300         470
Travelers Property Casualty Corp.,
   4.50%                                    25,800         618

                                                         1,088

Insurance -- Property, Casualty,
   Health (0.8%):
Chubb Corp., 7.00%                          27,000         749

Machinery (0.5%):
Cummins Capital Trust I, 7.00%               8,000         490

Medical Equipment & Supplies (0.5%):
Baxter International, Inc., 7.00%            9,200         455

Mining (0.6%):
Freeport-McMoRan Copper & Gold,
   Inc., 7.00%                              17,000         556

Newspapers (0.2%):
Tribune Co., 2.00%                           2,500         200

Office Equipment & Supplies
   (Non-Computer Related) (0.6%):
Xerox Corp, 6.25%                            5,000         526

Oil-Integrated Companies (1.6%):
Unocal Capital Trust. 6.25%                 30,000       1,549

Paper & Forest Products (1.5%):
International Paper Capital Trust,
   5.25%                                    29,400       1,448

Pharmaceuticals (1.4%):
Omnicare, Inc., 4.00%                       23,000       1,354


Security Description                       Shares       Value

Pipelines (0.4%):
Western Gas Resources, Inc., 2.63%           6,200     $   347

Railroads (0.5%):
Union Pacific Capital Trust, 6.25% (d)       9,874         495

Real Estate Investment Trusts (2.1%):
Equity Residential Properties,
   Series E, 7.00%                          16,000         524
Equity Residential Properties,
   Series G, 7.25%                          14,000         363
Simon Property Group, Inc.,
   Series B, 6.50%                           9,000       1,058

                                                         1,945

Retail -- Specialty Stores (0.7%):
Toys "R" Us, Inc., 6.25%                    15,840         649

Steel (1.2%):
United States Steel Corp., 7.00%            13,280       1,100

Telecommunications (4.3%):
Alltel Corp., 7.75%                         30,800       1,509
Citizens Communications Co., 6.75%          40,000       1,027
Motorola, Inc., 7.00%                       36,650       1,550

                                                         4,086

Transportation Services (1.0%):
CNF Trust I, Series A, 5.00%                18,775         958

Utilities -- Electric (1.8%):
American Electric Power, 9.25%              15,000         641
FPL Group, Inc., 8.50%                      19,000       1,087

                                                         1,728

Total Convertible Preferred Stock (Cost $30,379)        32,735

Total Investments (Cost $90,910) (a) -- 100.4%          94,835

Liabilities in excess of other assets -- (0.4)%          (339)

NET ASSETS -- 100.0%                                   $94,496

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
Real Estate Fund                                October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                       Shares       Value

Common Stocks (88.5%)

Hotels & Motels (2.8%):
Four Seasons Hotels, Inc.                   11,000     $   606
La Quinta Corp. (b)                         50,000         309

                                                           915

Real Estate Development (3.8%):
Brookfield Properties Corp.                 30,000         766
St. Joe Co.                                 14,000         463

                                                         1,229

Real Estate Investment Trusts (81.9%):
Apartments (15.5%):
Associated Estates Realty Corp.             40,000         258
Avalonbay Communities, Inc.                 10,000         457
Equity Residential Properties Trust         32,000         936
Essex Property Trust, Inc.                  10,000         599
Gables Residential Trust                    15,000         483
Home Properties of New York, Inc.           35,000       1,347
Post Properties, Inc.                       35,000         924

                                                         5,004

Diversified (9.2%):
Alexander's, Inc. (b)                        7,000         752
Cousins Properties, Inc.                    30,500         877
Crescent Real Estate Equities Co.           75,000       1,151
Keystone Property Trust                     10,000         200

                                                         2,980

Health Care (6.9%):
Health Care Property Investors, Inc.         8,000         373
Health Care REIT, Inc.                       5,000         166
LTC Properties, Inc.                        20,000         237
Nationwide Health Properties, Inc.          25,000         458
OMEGA Healthcare Investors, Inc.            20,000         150
Senior Housing Properties Trust             10,000         149
Universal Health Realty Income Trust         5,000         140
Ventas, Inc.                                30,000         560

                                                         2,233

Hotels (1.4%):
Hospitality Properties Trust                 5,000         183
MeriStar Hospitality Corp. (b)              40,000         274

                                                           457

Industrial Development (7.8%):
AMB Property Corp.                          25,000         750
EastGroup Properties, Inc.                  30,000         875
ProLogis                                    30,000         885

                                                         2,510

Office (24.5%):
Alexandria Real Estate Equities, Inc.       10,000         510
AmeriVest Properties, Inc.                 133,500         957
Arden Realty, Inc.                          20,000         559
Boston Properties, Inc.                     20,000         885


Security Description                        Shares       Value

Brandywine Realty Trust                     40,000     $ 1,014
Corporate Office Properties Trust           50,000         967
Equity Office Properties Trust              60,000       1,680
Glenborough Realty Trust, Inc.              15,000         293
Maguire Properties, Inc.                    15,000         327
SL Green Realty Corp.                       20,000         723

                                                         7,915

Shopping Centers (16.6%):

CBL & Associates Properties, Inc.           15,000         800
Chelsea Property Group, Inc.                 5,000         246
Federal Realty Investment Trust             10,000         380
Kimco Realty Corp.                          15,000         625
Mills Corp.                                 30,000       1,224
New Plan Excel Realty Trust                 10,000         227
Rouse Co.                                   15,000         645
Taubman Centers, Inc.                       40,000         806
Urstadt Biddle Properties                      900          12
Urstadt Biddle Properties, Class A          13,000         176
Weingarten Realty Investors                  5,000         216
                                                         5,357

Total Common Stocks (Cost $23,886)                      28,600

Convertible Preferred Stock (1.0%)

Real Estate Investment Trusts (1.0%):
Diversified (1.0%):
Reckson Associates Realty Corp.,
   Series A, 7.63%                          13,000         323

Total Convertible Preferred Stock (Cost $300)              323

Preferred Stocks (3.4%)

Real Estate Investment Trusts (3.4%):
Apartments (0.8%):
BRE Properties, Inc.,
   Series A, 8.50%                          10,000         259

Diversified (0.8%):
Entertainment Properties Trust,
   Series A, 9.50%                          10,000         273

Hotels (1.3%):
Host Marriott Corp., 10.00%                  5,000         127
Host Marriott Corp., 10.00%                 10,800         273

                                                           400

Office (0.5%):
Equity Office Property Trust,
   Series C, 8.63%                           1,500          38
HRPT Properties Trust,
   Series A, 9.88%                           5,000         137

                                                           175

Total Preferred Stocks (Cost $1,105)                     1,107

              See notes to schedules of investments and notes to
                            financial statements.

Real Estate Fund                                October 31, 2003
(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

U.S. Government Agencies (6.7%)

Federal Home Loan Bank (6.7%):
0.94%, 11/3/03                            $  2,172     $ 2,172

Total U.S. Government Agencies (Cost $2,172)             2,172

Total Investments (Cost $27,463) (a) -- 99.6%           32,202

Other assets in excess of liabilities -- 0.4%              122

NET ASSETS -- 100.0%                                   $32,324


Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 3% of net assets and is therefore considered substantially the same.

                            Gross        Gross         Net
                         Unrealized   Unrealized   Unrealized
                        Appreciation Depreciation Appreciation

Balanced Fund              $18,428     $(4,296)      $14,132
Convertible Fund             6,182      (2,257)        3,925
Real Estate Fund             4,825         (86)        4,739

(b) Non-income producing securities.

(c) Segregated as collateral for securities purchased on a "when-issued" basis.

(d) Rule 144A or other security which is restricted as to resale to institutional investors. The Fund's adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

MTN -- Medium Term Note

              See notes to schedules of investments and notes to
                            financial statements.


                                          Statements of Assets and Liabilities
The Victory Portfolios                                        October 31, 2003
(Amounts in Thousands, Except Per Share Amounts)


                                                                             Balanced          Convertible      Real Estate
                                                                               Fund               Fund             Fund

ASSETS:
Investments, at value (Cost $151,945; $90,910; $27,463)                       $165,625           $94,835          $32,202
Cash                                                                                50                50               51
Interest and dividends receivable                                                  589               561               74
Receivable for capital shares issued                                                --                --                3
Receivable from brokers for investments sold                                     1,645                --               --
Receivable from affiliates                                                          --                --                6
Reclaims receivable                                                                  4                --               --
Prepaid expenses and other assets                                                   19                 3               21

         Total Assets                                                          167,932            95,449           32,357

LIABILITIES:
Payable to brokers for investments purchased                                     1,314               851               --
Payable for return of collateral received                                       28,027                --               --
Accrued expenses and other payables:
     Investment advisory fees                                                       82                59               18
     Administration fees                                                             2                 1                1
     Custodian fees                                                                 10                 4                3
     Accounting fees                                                                --                --                1
     Transfer agent fees                                                            14                 5                8
     Shareholder service fees -- Class A Shares                                     35                28               --
     12b-1 fees -- Class R Shares                                                    2                --                2
     Other                                                                          13                 5               --

         Total Liabilities                                                      29,499               953               33

NET ASSETS:
Capital                                                                        154,490            97,827           27,737
Accumulated undistributed net investment income                                     71                44              201
Net unrealized appreciation from investments                                    13,667             3,925            4,739
Net unrealized appreciation from translation of assets
   and liabilities in foreign currencies                                           465                --               --
Accumulated net realized losses from
   investment transactions                                                     (30,260)           (7,300)            (353)

         Net Assets                                                           $138,433           $94,496          $32,324

Net Assets
     Class A Shares                                                           $133,959           $94,496          $26,314
     Class C Shares                                                                 49                --              363
     Class R Shares                                                              4,425                --            5,647

         Total                                                                $138,433           $94,496          $32,324

Outstanding units of beneficial interest (shares)
     Class A Shares                                                             11,922             8,229            1,791
     Class C Shares                                                                  4                --               25
     Class R Shares                                                                393                --              386

         Total                                                                  12,319             8,229            2,202

Net asset value
     Redemption price per share -- Class A Share                              $  11.24           $ 11.48          $ 14.68
     Offering and redemption price per share -- Class C Shares <F1>           $  11.22                --          $ 14.66
     Offering and redemption price per share -- Class R Shares                $  11.25                --          $ 14.64

Maximum sales charge -- Class A Shares                                            5.75%             2.00%            5.75%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A Shares             $  11.93           $ 11.71          $ 15.58


<F1> Redemption price per share varies by length of time shares are held.



                      See notes to financial statements.

                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2003
(Amounts in Thousands)


                                                                          Balanced       Convertible      Real Estate
                                                                            Fund            Fund             Fund

Investment Income:
Interest income                                                           $  2,900         $ 1,380          $   22
Dividend income                                                              2,339           1,683           1,481
Foreign tax withholding                                                         (1)             --              --
Income from securities lending                                                  55              --              --

     Total Income                                                            5,293           3,063           1,503

Expenses:
Investment advisory fees                                                     1,218             530             228
Administration fees                                                            211              86              35
Shareholder service fees -- Class A Shares                                     425             176              56
12b-1 fees -- Class C Shares                                                    --              --               3
12b-1 fees -- Class G Shares                                                    --               2              --
12b-1 fees -- Class R Shares                                                    20              --              24
Accounting fees                                                                 97              63              62
Custodian fees                                                                  59              28              17
Legal and audit fees                                                            19               7               3
Trustees' fees and expenses                                                      9               4               2
Transfer agent fees                                                             83              29              37
Registration and filing fees                                                    28              26              31
Printing fees                                                                   12               6               4
Other                                                                            8               4               3

     Total Expenses                                                          2,189             961             505

Expenses reduced by adviser                                                     --              --             (46)
Expenses reduced by administrator                                              (17)             --              --

     Expenses before reimbursement from administrator                        2,172             961             459
     Expenses reimbursed by administrator                                      (23)             (4)            (41)

     Net Expenses                                                            2,149             957             418

Net Investment Income                                                        3,144           2,106           1,085

Realized/Unrealized Gains from Investments:
Net realized gains (losses) from investment transactions                   (11,728)           (261)            548
Change in unrealized appreciation/depreciation from investments             21,518           9,884           5,406

Net realized/unrealized gains from investments                               9,790           9,623           5,954

Change in net assets resulting from operations                            $ 12,934         $11,729          $7,039


                      See notes to financial statements.


The Victory Portfolios                Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     Balanced                   Convertible           Real Estate
                                                       Fund                        Fund                   Fund

                                                Year          Year         Year         Year          Year         Year
                                                Ended         Ended        Ended        Ended         Ended        Ended
                                             October 31,    October 31,  October 31,  October 31,   October 31,  October 31,
                                                2003          2002         2003         2002          2003         2002

From Investment Activities:
Operations:
     Net investment income                   $   3,144      $   7,833    $  2,106     $  2,242      $  1,085     $    877
     Net realized gains (losses) from
       investment transactions                 (11,728)       (15,541)       (261)      (6,800)          548           62
     Net realized losses from
       foreign currency transactions                --            (44)         --           --            --           --
     Net change in unrealized appreciation/
       depreciation from investments            21,518        (20,039)      9,884       (1,928)        5,406       (1,615)
     Net change in unrealized
       appreciation/depreciation from
       translation of assets
       and liabilities in foreign currencies        --              6          --           --            --           --

Change in net assets resulting
   from operations                              12,934        (27,785)     11,729       (6,486)        7,039         (676)

Distributions to Shareholders:
     From net investment income:
         Class A Shares                         (3,680)        (8,488)     (2,145)      (2,132)         (967)        (625)
         Class C Shares                             --<F1>         --          --           --           (10)          (2)
         Class G Shares                             --             --         (13)         (45)           --           --
         Class R Shares                            (71)           (69)         --           --          (181)         (74)
     From net realized gains from investment
       transactions and foreign currencies          --        (21,283)         --           --            --           --

Change in net assets from
   distributions to shareholders                (3,751)       (29,840)     (2,158)      (2,177)       (1,158)        (701)

Capital Transactions:
     Proceeds from shares issued                38,772         51,697      52,151       18,703        24,778       25,167
     Proceeds from shares exchanged
       from Class G Shares                          --             --       1,777           --            --           --
     Dividends reinvested                        3,269         27,798       1,124        1,505           371          324
     Cost of shares redeemed                  (214,975)      (108,165)    (27,982)     (29,204)      (26,743)     (13,423)
     Cost of shares exchanged
       to Class A Shares                            --             --      (1,777)          --            --           --

Change in net assets
   from capital transactions                  (172,934)       (28,670)     25,293       (8,996)       (1,594)      12,068

Change in net assets                          (163,751)       (86,295)     34,864      (17,659)        4,287       10,691

Net Assets:
     Beginning of period                       302,184        388,479      59,632       77,291        28,037       17,346

     End of period                           $ 138,433      $ 302,184    $ 94,496     $ 59,632      $ 32,324     $ 28,037

Share Transactions:
     Issued                                      3,718          4,399       4,803        1,690         1,923        1,949
     Issued in connection with exchange
       from Class G Shares                          --             --         168           --            --           --
     Reinvested                                    309          2,360         105          138            29           25
     Redeemed                                  (20,535)        (9,400)     (2,618)      (2,703)       (2,103)      (1,051)
     Redeemed in connection with
       exchange to Class A Shares                   --             --        (168)          --            --           --

Change in Shares                               (16,508)        (2,641)      2,290         (875)         (151)         923

Accumulated undistributed
   net investment income                     $      71      $      97    $     44     $     96      $    201     $    274


<F1> Rounds to less than 1,000.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                                Balanced Fund

                                                                               Class A Shares

                                                Year             Year              Year              Year              Year
                                               Ended             Ended            Ended             Ended              Ended
                                             October 31,      October 31,       October 31,       October 31,       October 31,
                                                2003             2002              2001              2000              1999

Net Asset Value, Beginning of Period           $  10.48          $  12.35         $  14.47          $  15.10          $  14.67

Investment Activities:
     Net investment income                         0.17              0.26             0.30              0.33              0.32
     Net realized and unrealized
       gain (loss) on investments                  0.81             (1.17)           (1.17)             0.62              1.34

         Total from Investment Activities          0.98             (0.91)           (0.87)             0.95              1.66

Distributions
     Net investment income                        (0.22)            (0.28)           (0.30)            (0.34)            (0.31)
     In excess of net investment income              --                --               --             (0.01)               --
     Net realized gains                              --             (0.68)           (0.95)            (1.23)            (0.92)

         Total Distributions                      (0.22)            (0.96)           (1.25)            (1.58)            (1.23)

Net Asset Value, End of Period                 $  11.24          $  10.48         $  12.35          $  14.47          $  15.10

Total Return (excludes sales charge)               9.45%            (8.05)%          (6.50)%            6.74%            11.73%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $133,959          $298,643         $386,284          $412,606          $422,586
Ratio of expenses to
   average net assets                              1.23%             1.17%            1.25%             1.27%             1.27%
Ratio of net investment income
   to average net assets                           1.82%             2.25%            2.30%             2.36%             2.13%
Ratio of expenses to
   average net assets<F1>                          1.24%             1.24%            1.32%             1.35%             1.50%
Ratio of net investment income
   to average net assets<F1>                       1.81%             2.18%            2.23%             2.28%             1.90%
Portfolio turnover<F2>                              112%              103%             116%              140%              177%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                              Balanced Fund

                                               Class C Shares                         Class R Shares

                                                  March 1,                                                       December 15,
                                                   2003            Year            Year            Year             1999
                                                  through          Ended           Ended           Ended           through
                                                October 31,     October 31,     October 31,     October 31,      October 31,
                                                  2003<F2>         2003            2002            2001            2000<F2>

Net Asset Value, Beginning of Period               $10.12          $10.49          $12.36          $14.49          $13.92

Investment Activities:
     Net investment income                           0.09            0.16            0.20            0.26            0.30
     Net realized and unrealized
       gain (loss) on investments                    1.10            0.79           (1.15)          (1.18)           0.57

         Total from Investment Activities            1.19            0.95           (0.95)          (0.92)           0.87

Distributions
     Net investment income                          (0.09)          (0.19)          (0.24)          (0.26)          (0.30)
     In excess of net investment income                --              --              --              --              --<F3>
     Net realized gains                                --              --           (0.68)          (0.95)             --

         Total Distributions                        (0.09)          (0.19)          (0.92)          (1.21)          (0.30)

Net Asset Value, End of Period                     $11.22          $11.25          $10.49          $12.36          $14.49

Total Return (excludes sales charge)                11.89%<F4>       9.17%          (8.40)%         (6.86)%          6.32%<F4>

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $   49          $4,425          $3,541          $2,195          $1,141
Ratio of expenses to
   average net assets<F6>                            1.69%<F5>       1.50%           1.58%           1.59%           1.57%<F5>
Ratio of net investment income
   to average net assets<F6>                         1.04%<F5>       1.48%           1.87%           1.95%           2.04%<F5>
Ratio of expenses to
   average net assets<F1>                            3.64%<F5>       2.06%           2.21%           2.42%           3.95%<F5>
Ratio of net investment income
   (loss) to average net assets<F1>                 (0.91)%<F5>      0.92%           1.24%           1.12%          (0.34)%<F5>
Portfolio turnover<F7>                                112%            112%            103%            116%            140%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of the Class G Shares of the Fund do not exceed 2.00% until at least February 28,
     2012. Effective January 1, 2003, Class G Shares were redesignated as Class R Shares. Effective March 1, 2003, the
     Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2013.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Convertible Fund

                                                                              Class A Shares

                                                Year              Year              Year             Year              Year
                                               Ended              Ended            Ended            Ended              Ended
                                             October 31,       October 31,       October 31,      October 31,       October 31,
                                                2003              2002              2001             2000              1999

Net Asset Value, Beginning of Period           $ 10.04           $ 11.34          $ 14.29           $ 12.99           $ 12.22

Investment Activities:
     Net investment income                        0.32              0.34             0.33              0.54              0.67
     Net realized and unrealized
       gain (loss) on investments                 1.45             (1.31)           (1.40)             1.97              0.83

         Total from Investment Activities         1.77             (0.97)           (1.07)             2.51              1.50

Distributions
     Net investment income                       (0.33)            (0.33)           (0.35)            (0.58)            (0.70)
     Net realized gains                             --                --            (1.53)            (0.63)            (0.03)

         Total Distributions                     (0.33)            (0.33)           (1.88)            (1.21)            (0.73)

Net Asset Value, End of Period                 $ 11.48           $ 10.04          $ 11.34           $ 14.29           $ 12.99

Total Return (excludes sales charge)             17.89%            (8.74)%          (8.22)%           20.57%            12.46%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $94,496           $58,115          $74,930           $96,451           $79,655
Ratio of expenses to
   average net assets                             1.35%             1.32%            1.26%             1.24%             1.24%
Ratio of net investment income
   to average net assets                          2.98%             3.08%            2.76%             4.01%             4.94%
Ratio of expenses to
   average net assets<F1>                         <F2>              1.34%            1.32%             1.24%             <F2>
Ratio of net investment income
   to average net assets<F1>                      <F2>              3.06%            2.70%             4.01%             <F2>
Portfolio turnover                                  59%               50%              72%               95%               73%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                             Real Estate Fund

                                                                              Class A Shares

                                               Year              Year              Year             Year              Year
                                              Ended              Ended            Ended            Ended              Ended
                                            October 31,       October 31,       October 31,      October 31,       October 31,
                                               2003              2002              2001             2000              1999

Net Asset Value, Beginning of Period          $ 11.92           $ 12.13          $ 11.49           $  9.70           $ 10.19

Investment Activities:
     Net investment income                       0.51              0.41             0.55              0.57              0.52
     Net realized and unrealized
       gain (loss) on investments                2.78             (0.22)            0.54              1.63             (0.50)

         Total from Investment Activities        3.29              0.19             1.09              2.20              0.02

Distributions
     Net investment income                      (0.53)            (0.40)           (0.45)            (0.41)            (0.51)

         Total Distributions                    (0.53)            (0.40)           (0.45)            (0.41)            (0.51)

Net Asset Value, End of Period                $ 14.68           $ 11.92          $ 12.13           $ 11.49           $  9.70

Total Return (excludes sales charge)            28.33%             1.37%            9.48%            23.04%             0.03%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $26,314           $23,754          $16,660           $13,864           $14,205
Ratio of expenses to
   average net assets                            1.40%             1.40%            1.39%             1.40%             1.16%
Ratio of net investment income
   to average net assets                         3.91%             3.68%            4.83%             4.92%             4.92%
Ratio of expenses to
   average net assets<F1>                        1.63%             1.61%            1.77%             1.77%             1.91%
Ratio of net investment income
   to average net assets<F1>                     3.68%             3.47%            4.45%             4.55%             4.17%
Portfolio turnover<F2>                             93%               23%              75%               73%               62%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                            Real Estate Fund

                                                Class C Shares                              Class R Shares

                                                           March 1,                                                 December 15,
                                               Year         2002          Year           Year           Year          1999
                                               Ended       through        Ended          Ended          Ended        through
                                            October 31,  October 31,    October 31,    October 31,    October 31,    October 31,
                                               2003        2002<F2>        2003           2002           2001         2000<F2>

Net Asset Value, Beginning of Period           $11.91       $12.80        $11.89         $12.10         $11.49       $  9.18

Investment Activities:
     Net investment income                       0.41         0.32          0.45           0.47           0.45          0.46
     Net realized and unrealized
       gain (loss) on investments                2.80        (0.99)         2.79          (0.31)          0.58          2.25

         Total from Investment Activities        3.21        (0.67)         3.24           0.16           1.03          2.71

Distributions
     Net investment income                      (0.46)       (0.22)        (0.49)         (0.37)         (0.42)        (0.40)

         Total Distributions                    (0.46)       (0.22)        (0.49)         (0.37)         (0.42)        (0.40)

Net Asset Value, End of Period                 $14.66       $11.91        $14.64         $11.89         $12.10       $ 11.49

Total Return (excludes sales charge)            27.56%       (5.39)%<F3>   27.95%          1.11%          8.97%        29.92%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)              $  363       $  242        $5,647         $4,041         $  686       $    75
Ratio of expenses to
   average net assets<F5>                        2.00%        2.15%<F4>     1.75%          1.75%          1.75%         1.65%<F4>
Ratio of net investment income
   to average net assets<F5>                     3.16%        3.36%<F4>     3.38%          3.31%          4.58%         4.40%<F4>
Ratio of expenses to
   average net assets<F1>                        3.92%        3.38%<F4>     2.30%          2.35%          6.78%        31.78%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>              1.24%        2.13%<F4>     2.83%          2.71%         (0.45)%      (25.73)%<F4>
Portfolio turnover<F6>                             93%          23%           93%            23%            75%           73%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective March 1, 2002, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class G Shares of the Fund do not exceed 2.00% until at least February 28,2012.
     Effective January 1, 2003, Class G Shares were redesignated as Class R Shares. Also, the Adviser has agreed to waive
     Its management fees and to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.20%, until at least February 28, 2005 and 2.50% until at least February 28, 2012.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments
Intermediate Income Fund                         October 31, 2003
(Amounts in Thousands)


                                         Principal
Security Description                       Amount        Value

Asset Backed Securities (5.4%)

American Housing Trust,
   Series VIII, Class K,
   9.00%, 1/25/21                          $   416    $    417
Bank One Issuance Trust,
   Series 2002-A2, Class A2,
   4.16%, 1/15/08                              810         838
Chase Manhattan Auto Owner Trust,
   Series 2001-A, Class A4,
   5.07%, 2/15/08                            1,512       1,564
CIT Equipment Collateral,
   Series 2001-A, Class A4,
   4.84%, 9/20/12                              660         680
Citibank Credit Card Issuance Trust,
   Series 2002-A1, Class A1,
   4.95%, 2/9/09                               970       1,030
Discover Card Master Trust I,
   Series 2001-6, Class A,
   5.75%, 12/15/08                           1,360       1,468
DVI Receivables Corp.,
   Series 2001-2, Class A4,
   4.61%, 11/11/09                           1,350       1,242
Honda Auto Receivables Owner Trust,
   Series 2003-3, Class A4,
   2.77%, 11/21/08                           2,030       2,030
MBNA Credit Card Master Note Trust,
   Series 2001-A1, Class A1,
   5.75%, 10/15/08                           2,185       2,357

Total Asset Backed Securities (Cost $11,303)            11,626


Collateralized Mortgage Obligations (13.6%)

Fannie Mae Grantor Trust,
   Series 2001-T12, Class A2,
   7.50%, 8/25/41                            1,313       1,437
Fannie Mae Grantor Trust,
   Series 2001-T7, Class A1,
   7.50%, 2/25/41                            2,903       3,179
Fannie Mae Grantor Trust,
   Series 2002-T16, Class A3,
   7.50%, 7/25/42                            1,187       1,299
Fannie Mae Whole Loan,
   Series 2002-W3, Class A5,
   7.50%, 1/25/28                              192         210
Fannie Mae Whole Loan,
   Series 2002-W7, Class A5,
   7.50%, 2/25/29                            1,826       2,000
Fannie Mae Whole Loan,
   Series 2003-W14, Class 1A5,
   4.71%, 9/25/43                            5,339       5,467
FHLMC Structured Pass Through Securities,
   Series T-42, Class A5,
   7.50%, 2/25/42                              108         118
First Union National Bank Commercial
   Mortgage, Series 2001-C2, Class A1,
   6.20%, 1/12/43                            1,463       1,583


                                         Principal
Security Description                       Amount        Value

GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A3,
   6.03%, 8/11/33                          $ 5,000    $  5,432
Government National Mortgage Association,
   Series 2001-34, Class A,
   5.47%, 11/16/15                           3,659       3,834
Government National Mortgage Association,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                            2,038       2,280
Government National Mortgage Association,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                            2,346       2,640

Total Collateralized Mortgage Obligations
(Cost $28,967)                                          29,479


Commercial Paper (0.7%)

General Electric Capital Corp.,
   1.04%, 11/3/03                            1,577       1,577

Total Commercial Paper (Cost $1,577)                     1,577


Corporate Bonds (48.3%)

Airlines (0.2%):
Southwest Airlines Co.,
   6.50%, 3/1/12                               485         527

Aluminum (0.5%):
Alcoa, Inc,
   5.38%, 1/15/13                            1,035       1,073

Automotive (0.6%):
DaimlerChrysler North America
   Holding Corp.,
   7.38%, 9/15/06, MTN                         715         787
DaimlerChrysler North America
   Holding Corp.,
   7.30%, 1/15/12                              427         462

                                                         1,249

Banks (8.5%):
Bank of America Corp.,
   7.80%, 2/15/10                            1,615       1,914
Bank One Corp.,
   6.88%, 8/1/06                             2,592       2,878
BB&T Corp.,
   4.75%, 10/1/12                              797         788
European Investment Bank,
   7.13%, 9/18/06                            3,978       4,510
First Union National Bank,
   7.80%, 8/18/10                              883       1,056
Fleet National Bank,
   5.75%, 1/15/09                            1,055       1,145
International Bank for
   Reconstruction and Development,
   4.13%, 8/12/09                            1,698       1,744
JP Morgan Chase & Co.,
   5.63%, 8/15/06                              630         678
JP Morgan Chase & Co.,
   5.75%, 1/2/13                               670         703


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Intermediate Income Fund                         October 31, 2003
(Amounts in Thousands)

                                         Principal
Security Description                       Amount        Value

Marshall & Ilsley Bank,
   4.13%, 9/4/07                           $ 1,743    $  1,811
Southtrust Bank NA,
   4.75%, 3/1/13                             1,355       1,325

                                                        18,552

Beverages (0.7%):
Anheuser-Busch Cos., Inc.,
   9.00%, 12/1/09                            1,240       1,569

Brokerage Services (0.2%):
Merrill Lynch & Co., Inc.,
   6.00%, 2/17/09                              385         419

Chemicals -- General (0.3%):
Rohm & Haas Co.,
   7.40%, 7/15/09                              647         757

Computers & Peripherals (0.8%):
Hewlett-Packard Co.,
   7.15%, 6/15/05                              301         325
Hewlett-Packard Co.,
   6.50%, 7/1/12                               262         291
International Business Machines Corp.,
   4.25%, 9/15/09                            1,018       1,036

                                                         1,652

Cosmetics & Toiletries (0.6%):
Proctor & Gamble Co.,
   4.30%, 8/15/08                            1,309       1,352

Electrical Services (0.3%):
Dominion Resources, Inc.,
   6.25%, 6/30/12                              520         564

Entertainment (0.9%):
Walt Disney Co.,
   5.38%, 6/1/07                               775         828
Walt Disney Co.,
   6.38%, 3/1/12                             1,060       1,157

                                                         1,985

Environmental Control (0.3%):
Waste Management, Inc.,
   6.38%, 11/15/12                             625         681

Financial Services (14.1%):
Boeing Capital Corp.,
   5.65%, 5/15/06                            2,702       2,883
Caterpillar Financial Services Corp.,
   2.59%, 7/15/06, MTN                         910         912
CIT Group, Inc.,
   6.50%, 2/7/06                             1,277       1,386
Citigroup, Inc.,
   5.75%, 5/10/06                            1,670       1,798
Citigroup, Inc.,
   5.63%, 8/27/12                              670         707
Ford Motor Credit Co.,
   6.88%, 2/1/06                               330         345
Ford Motor Credit Co.,
   6.50%, 1/25/07                            1,843       1,902
Ford Motor Credit Co.,
   7.25%, 10/25/11                             775         787


                                         Principal
Security Description                       Amount       Value

General Electric Capital Corp.,
   5.38%, 3/15/07, MTN                     $   427    $    458
General Electric Capital Corp.,
   5.88%, 2/15/12, MTN                         774         826
General Motors Acceptance Corp.,
   6.13%, 1/22/08                            1,420       1,492
General Motors Acceptance Corp.,
   6.88%, 9/15/11                            1,185       1,222
Goldman Sachs Group, Inc.,
   5.70%, 9/1/12                             1,693       1,770
Household Finance Corp.,
   3.38%, 2/21/06, MTN                       1,580       1,612
Household Finance Corp.,
   7.00%, 5/15/12                              715         812
International Lease Finance Corp.,
   4.50%, 5/1/08                             1,322       1,357
John Deere BV,
   5.88%, 4/6/06                             2,161       2,330
Lehman Brothers Holdings, Inc.,
   7.88%, 8/15/10                            1,057       1,247
Morgan Stanley Group, Inc.,
   6.88%, 3/1/07                             2,012       2,257
National Rural Utilities,
   5.75%, 8/28/09                            2,500       2,692
Verizon Global Funding Corp.,
   7.25%, 12/1/10                              798         911
Wells Fargo & Co.,
   4.95%, 10/16/13                           1,125       1,121

                                                        30,827

Food Distributors, Supermarkets
   & Wholesalers (1.0%):
Albertson's, Inc.,
   6.55%, 8/1/04                             1,178       1,214
Kroger Co.,
   6.80%, 4/1/11                               805         897

                                                         2,111

Food Products (0.6%):
Kellogg Co.,
   6.60%, 4/1/11                             1,131       1,264

Forest Products --
   Lumber & Paper (1.4%):
International Paper Co.,
   8.13%, 7/8/05                             1,047       1,147
International Paper Co.,
   6.75%, 9/1/11                               336         371
Weyerhaeuser Co.,
   6.00%, 8/1/06                               640         686
Weyerhaeuser Co.,
   6.75%, 3/15/12                              675         731

                                                         2,935

Governments -- Foreign (3.0%):
Province of Manitoba,
   4.25%, 11/20/06                           2,315       2,414
Province of Ontario,
   3.50%, 9/17/07                              862         868


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Intermediate Income Fund                         October 31, 2003
(Amounts in Thousands)

                                          Principal
Security Description                        Amount       Value

Province of Ontario,
   5.50%, 10/1/08                          $   940    $  1,015
United Mexican States,
   4.63%, 10/8/08                            1,545       1,549
United Mexican States,
   6.38%, 1/16/13, MTN                         855         880

                                                         6,726

Insurance (1.1%):
Allstate Corp.,
   7.20%, 12/1/09                              700         814
Chubb Corp.,
   6.00%, 11/15/11                             600         643
St. Paul Cos., Inc.,
   5.75%, 3/15/07                              850         907

                                                         2,364
Media (1.1%):
AOL Time Warner, Inc.,
   6.88%, 5/1/12                               440         487
Time Warner, Inc.,
   8.11%, 8/15/06                              681         767
Viacom, Inc.,
   5.63%, 5/1/07                             1,028       1,112

                                                         2,366

Oil & Gas Exploration,
   Production & Services (1.1%):
Anadarko Petroleum Corp.,
   3.25%, 5/1/08                               951         929
Devon Financing Corp.,
   6.88%, 9/30/11                              990       1,117
Valero Energy Corp.,
   6.88%, 4/15/12                              309         340

                                                         2,386

Oil-Integrated Companies (0.4%):
ConocoPhillips,
   4.75%, 10/15/12                             955         951

Pharmaceuticals (0.9%):
Wyeth,
   5.25%, 3/15/13                            1,904       1,932

Pipelines (1.4%):
Consolidated Natural Gas,
   6.25%, 11/1/11                              795         871
Duke Energy Field Services,
   7.88%, 8/16/10                              375         438
Kinder Morgan Energy Partners LP,
   8.00%, 3/15/05                            1,673       1,806

                                                         3,115

Radio & Television (0.9%):
Comcast Cable Communications,
   6.38%, 1/30/06                              378         407
Comcast Cable Communications,
   7.13%, 6/15/13                              820         920
Cox Communications, Inc.,
   7.75%, 8/15/06                              512         578

                                                         1,905


                                         Principal
Security Description                       Amount        Value

Railroads (0.7%):
Norfolk Southern Corp.,
   7.35%, 5/15/07                          $   698    $    791
Union Pacific Corp.,
   6.65%, 1/15/11                              598         668

                                                         1,459

Real Estate (0.7%):
EOP Operating LP,
   7.00%, 7/15/11                              805         907
ERP Operating LP,
   5.20%, 4/1/13                               520         520

                                                         1,427

Restaurants (0.5%):
McDonald's Corp.,
   6.00%, 4/15/11                              940       1,018

Retail (0.8%):
Wal-Mart Stores, Inc.,
   6.88%, 8/10/09                            1,552       1,781

Telecommunications -- Cellular (1.2%):
360 Communications Co.,
   7.50%, 3/1/06                               737         817
AT&T Wireless Services, Inc.,
   7.88%, 3/1/11                               780         892
Verizon Wireless Capital LLC,
   5.38%, 12/15/06                             195         208
Vodafone Group PLC,
   7.75%, 2/15/10                              500         591

                                                         2,508

Telecommunications -- Equipment (0.2%):
Motorola, Inc.,
   7.63%, 11/15/10                             330         371

Utilities -- Electric (1.8%):
Constellation Energy Group, Inc.,
   7.00%, 4/1/12                             1,195       1,355
Exelon Generation Co. LLC,
   6.95%, 6/15/11                              645         719
Wisconsin Energy Corp.,
   5.88%, 4/1/06                             1,691       1,809

                                                         3,883

Utilities -- Telecommunications (1.5%):
Alltel Corp.,
   7.00%, 7/1/12                               682         776
AT&T Corp.,
   7.80%, 11/15/11                             698         790
Citizens Communications Co.,
   8.50%, 5/15/06                              290         328
Deutsche Telekom International Finance,
   3.88%, 7/22/08                              600         598
Sprint Capital Corp.,
   6.13%, 11/15/08                             630         664

                                                         3,156

Total Corporate Bonds (Cost $102,044)                  104,865


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Intermediate Income Fund                         October 31, 2003
(Amounts in Thousands)


                                         Principal
Security Description                       Amount        Value

U.S. Government Agencies (15.7%)

Federal Home Loan Bank (4.5%):
2.25%, 5/15/06                             $ 1,270    $  1,266
3.50%, 4/22/08,
   Callable 10/22/04 @ 100                   4,870       4,868
3.63%, 11/14/08                              1,760       1,759
4.55%, 8/6/10                                1,800       1,833

                                                         9,726

Federal Home Loan
   Mortgage Corp. (1.6%):
3.29%, 6/16/09,
   Callable 12/16/03 @ 100, MTN              3,678       3,531

Federal National Mortgage
   Association (8.9%):
2.38%, 3/17/06,
   Callable 3/17/04 @ 100                    2,908       2,899
2.38%, 4/13/06,
   Callable 4/13/04 @ 100                    1,335       1,330
3.50%, 1/28/08,
   Callable 1/28/05 @ 100                    4,457       4,437
4.00%, 9/2/08                                1,874       1,884
3.75%, 9/15/08,
   Callable 9/15/05 @ 100                      643         640
3.65%, 10/15/08,
   Callable 10/15/04 @ 100                     910         911
6.25%, 2/1/11                                6,649       7,272

                                                        19,373

Small Business Administration (0.5%):
Small Business Administration,
   Series 1999-20D, Class 1,
   6.15%, 4/1/19                               949       1,013

U.S. Government Loan Trust (0.2%):
U.S. Government Loan Trust -- Israel,
   Series 1-B, 8.50%, 4/1/06                   316         346

Total U.S. Government Agencies (Cost $34,032)           33,989


U.S. Government Mortgage Backed (5.4%)

Federal Home Loan
   Mortgage Corp. (0.7%):
6.00%, 2/1/13                                  263         274
7.00%, 10/1/28-1/1/30                          144         152
7.50%, 4/1/28-8/1/30                            81          86
8.00%, 6/1/17                                  785         856
8.50%, 7/1/21-4/1/29                            72          79

                                                         1,447


                                         Shares or
                                         Principal
Security Description                       Amount       Value

Federal National Mortgage
   Association (3.7%):
6.00%, 5/1/33                              $   330    $    339
6.50%, 9/1/28-2/1/33                           352         366
7.00%, 10/1/26-12/1/29                         261         276
7.50%, 3/1/27-11/1/29                          591         632
8.00%, 11/1/12-2/1/33                        3,287       3,555
8.50%, 7/1/25-4/1/31                         1,788       1,944
9.50%, 10/1/21                                 252         281
10.00%, 11/1/13                                268         300
10.50%, 11/1/13                                106         119
11.00%, 11/1/13                                169         192

                                                         8,004

Government National Mortgage
   Assoc. (1.0%):
7.00%, 12/15/23-12/15/25                       372         397
7.50%, 12/15/27-4/15/29                         38          41
8.50%, 12/15/17                                331         366
9.00%, 2/15/17                                  98         109
9.50%, 12/15/09-7/15/25                      1,253       1,372

                                                         2,285

Total U.S. Government Mortgage Backed (Cost $11,497)    11,736

U.S. Treasury Obligations (9.9%)

U.S. Treasury Notes (9.9%):
5.88%, 11/15/04                              9,398       9,838
3.13%, 9/15/08                              11,255      11,204
4.25%, 8/15/13                                 433         431

Total U.S. Treasury Obligations (Cost $21,519)          21,473

Short-Term Securities Held as Collateral for Securities Lending (30.7%)

Pool of various securities for
   Victory Funds -- footnote 3
   (Securities Lending)                     66,684      66,684

Total Short-Term Securities Held
as Collateral for Securities Lending                    66,684

Total Investments (Cost $277,623) (a) -- 129.7%        281,429

Other assets in excess of liabilities -- (29.7)%       (64,525)

NET ASSETS -- 100.0%                                  $216,904


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                   Schedules of Investments
Fund for Income                                  October 31, 2003
(Amounts in Thousands)


                                         Principal
Security Description                       Amount        Value

Government National Mortgage Association (96.1%)

Single Family (58.8%):
Pass-throughs (56.0%):
6.00%, 5/15/33-9/15/33                     $20,976    $ 21,674
6.50%, 11/15/23-3/15/33                     91,397      95,737
7.00%, 4/15/16-4/15/33                      46,261      49,117
7.29%, 12/20/21-11/20/22                     2,178       2,316
7.50%, 8/15/10-3/15/32                      53,875      57,595
7.60%, 2/20/22                                 457         492
7.65%, 9/20/21-7/20/22                       2,005       2,159
7.75%, 8/20/20-9/15/29                       1,781       1,922
7.95%, 7/20/20                               2,357       2,556
8.00%, 8/15/06-3/15/35                      24,928      27,005
8.15%, 3/15/19-4/15/20                         260         284
8.25%, 12/20/19-1/15/30                      1,132       1,228
8.50%, 3/15/05-8/15/29                       8,760       9,603
8.75%, 3/20/17                                 126         138
8.85%, 5/15/18-12/15/18                      2,778       3,073
9.00%, 9/15/06-6/20/30                      27,098      30,241
9.50%, 7/15/04-6/15/21                         627         692
10.00%, 5/15/12-8/15/25                        296         331

                                                       306,163

Collateralized Mortgage
   Obligations (2.8%):
Government National Mortgage Assoc.,
   Series 1996-21, Class J,
   7.00%, 7/16/13                            1,927       1,948
Government National Mortgage Assoc.,
   Series 1999-22, Class VB,
   7.00%, 11/20/14                           3,000       3,229
Government National Mortgage Assoc.,
   Series 1999-41, Class PB,
   7.25%, 7/16/22                                7           7
Government National Mortgage Assoc.,
   Series, 1995-4, Class CQ,
   8.00%, 6/20/25                               54          58
Government National Mortgage Assoc.,
   Series 1996-9, Class PE,
   7.00%, 10/20/25                           3,051       3,111
Government National Mortgage Assoc.,
   Series 2000-9, Class PB,
   7.50%, 6/16/26                            5,000       5,485
Government National Mortgage Assoc.,
   Series 1997-2, Class E,
   7.50%, 2/20/27                              232         249
Government National Mortgage Assoc.,
   Series 1999-6, Class AB,
   8.00%, 3/16/28                              438         452
Government National Mortgage Assoc.,
   Series 2001-1, Class TA,
   9.00%, 2/20/29                               74          74
Government National Mortgage Assoc.,
   Series 2001-15, Class GK,
   8.50%, 10/20/29                             851         873

                                                        15,486

Total Single Family (Cost $316,491)                    321,649


                                         Principal
Security Description                       Amount        Value

Multi-Family (37.3%):
Pass-throughs (16.3%):
6.88%, 10/15/28                            $ 1,314    $  1,403
7.13%, 7/1/37                                6,157       6,886
7.48%, 2/15/41                               6,506       7,414
7.71%, 7/15/42                               4,548       5,202
7.75%, 2/15/30-11/15/38                      5,175       5,770
7.88%, 7/15/21-12/15/32                      9,024       9,750
7.90%, 6/15/41                               2,578       2,983
7.92%, 7/15/23                                 769         866
7.95%, 4/15/25                                 454         513
8.00%, 10/15/18-8/15/31                      7,083       7,976
8.13%, 7/15/38-6/15/41                       5,407       6,122
8.15%, 6/15/42                              22,855      23,451
8.25%, 6/15/20-10/15/31                      5,305       5,952
8.34%, 6/15/35                                 456         517
8.60%, 5/15/27                                 580         650
8.62%, 5/15/35                               1,060       1,193
8.75%, 4/15/22                               2,366       2,506

                                                        89,154

Collateralized Mortgage
   Obligations (21.0%):
Government National Mortgage Assoc.,
   Series 2002-53, Class AH,
   8.00%, 1/16/17                           11,226      12,562
Government National Mortgage Assoc.,
   Series 2003-22, Class AH,
   8.00%, 6/16/21                           10,321      11,613
Government National Mortgage Assoc.,
   Series 2003-36, Class B,
   7.50%, 2/16/31                           19,862      22,266
Government National Mortgage Assoc.,
   Series 2003-47, Class B,
   8.00%, 10/16/27                          16,126      18,338
Government National Mortgage Assoc.,
   Series 2003-59, Class B,
   7.50%, 7/16/18                           18,807      20,902
Government National Mortgage Assoc.,
   Series 2003-87, Class BH,
   7.50%, 8/16/32                           25,000      28,824

                                                       114,505

Total Multi-Family (Cost $207,962)                     203,659

Total Government National Mortgage
Association (Cost $524,453)                            525,308


U.S. Treasury Obligations (3.3%)

U.S. Treasury Bills (0.0%):
0.83%, 12/18/03                                150         150

U.S. Treasury Bonds (3.3%):
9.38%, 2/15/06                               3,535       4,117
12.00%, 8/15/13                              7,419      10,296
11.75%, 11/15/14                             2,250       3,243

                                                        17,656

Total U.S. Treasury Obligations (Cost $16,833)          17,806


              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Fund for Income                                  October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                        Shares       Value

Investment Companies (0.2%)

Federated U.S. Treasury Cash
   Reserve Fund                          1,218,518    $  1,219

Total Investment Companies (Cost $1,219)                 1,219

Total Investments (Cost $542,504) (a) -- 99.6%         544,333

Other assets in excess of liabilities -- 0.4%            2,251

NET ASSETS -- 100.0%                                  $546,584

Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 3% of net assets and is therefore considered substantially the same.

                          Gross          Gross           Net
                       Unrealized     Unrealized     Unrealized
                      Appreciation   Depreciation   Appreciation

Intermediate
  Income Fund             $4,724       $  (918)        $3,806
Fund for Income            9,941        (8,112)         1,829

MTN -- Medium Term Note

              See notes to schedules of investments and notes to
                            financial statements.

The Victory Portfolios                      Statements of Assets and Liabilities
(Amounts in Thousands,                                        October 31, 2003
Except Per Share Amounts)


                                                    Intermediate
                                                       Income         Fund for
                                                        Fund           Income

ASSETS:
Investments, at value (Cost $277,623; $542,504)       $281,429       $544,333
Cash                                                        50             50
Interest and dividends receivable                        2,263          3,387
Receivable for capital shares issued                        --             35
Receivable from brokers for investments sold               268             --
Receivable from affiliates                                   6             38
Prepaid expenses and other assets                            9             45

         Total Assets                                  284,025        547,888

LIABILITIES:
Payable to brokers for investments purchased               252            788
Payable for capital shares redeemed                         --              1
Payable for return of collateral received               66,684             --
Accrued expenses and other payables:
     Investment advisory fees                              115            234
     Administration fees                                     3             34
     Custodian fees                                          5             19
     Transfer agent fees                                    11             83
     Shareholder service fees -- Class A Shares             50             28
     12b-1 fees -- Class C Shares                           --             22
     12b-1 fees -- Class R Shares                           --             82
     Other                                                   1             13

         Total Liabilities                              67,121          1,304

NET ASSETS:
Capital                                                222,793        564,170
Accumulated undistributed net investment income             72            243
Net unrealized appreciation from investments             3,806          1,829
Accumulated net realized losses
  from investment transactions                          (9,767)       (19,658)

         Net Assets                                   $216,904       $546,584

Net Assets
     Class A Shares                                   $216,904       $221,181
     Class C Shares                                         --         29,806
     Class R Shares                                         --        295,597

         Total                                        $216,904       $546,584

Outstanding units of beneficial interest (shares)
     Class A Shares                                     21,806         17,187
     Class C Shares                                         --          2,321
     Class R Shares                                         --         22,967

         Total                                          21,806         42,475

Net asset value
     Redemption price per share -- Class A Shares     $   9.95       $  12.87
     Offering price per share -- Class C Shares (a)         --       $  12.84
     Offering price per share -- Class R Shares             --       $  12.87

Maximum sales charge -- Class A Shares                    2.00%          2.00%

Maximum offering price per share
   (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) --
   Class A Shares                                     $  10.15       $  13.13


(a) Redemption price varies by length of time shares are held.

                      See notes to financial statements.

The Victory Portfolios                                Statements of Operations
(Amounts in Thousands)                     For the Year Ended October 31, 2003


                                                       Intermediate
                                                          Income       Fund for
                                                           Fund         Income

Investment Income:
Interest income                                          $11,121     $ 24,986
Dividend income                                               --           11
Income from securities lending                               121           --

     Total Income                                         11,242       24,997

Expenses:
Investment advisory fees                                   1,877        2,857
Administration fees                                          304          696
Shareholder service fees -- Class A Shares                   624          554
12b-1 fees -- Class C Shares                                  --          138
12b-1 fees -- Class G Shares                                   2           --
12b-1 fees -- Class R Shares                                  --          840
Accounting fees                                               85          144
Custodian fees                                                72          169
Legal and audit fees                                          24           51
Trustees' fees and expenses                                   13           31
Transfer agent fees                                           56          500
Registration and filing fees                                  28           50
Printing fees                                                  2           42
Other                                                         11           25

     Total Expenses                                        3,098        6,097

Expenses reduced by adviser                                 (339)          --

     Expenses before reimbursement from administrator      2,759        6,097
     Expenses reimbursed by administrator                     (2)         (72)

     Net Expenses                                          2,757        6,025

Net Investment Income                                      8,485       18,972

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions              8,319        4,305
Net change in unrealized
   appreciation/depreciation from investments             (6,354)     (17,509)

Net realized/unrealized gains
   (losses) from investments                               1,965      (13,204)

Change in net assets resulting from operations           $10,450     $  5,768

                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                         Intermediate                      Fund for
                                                                         Income Fund                        Income

                                                                      Year          Year              Year           Year
                                                                     Ended         Ended             Ended          Ended
                                                                   October 31,   October 31,       October 31,   October 31,
                                                                      2003          2002              2003          2002

From Investment Activities:
Operations:
     Net investment income                                         $   8,485     $  13,420         $  18,972      $  22,497
     Net realized gains (losses) from investment activities            8,319           (99)            4,305          2,263
     Net change in unrealized appreciation/depreciation
       from investments                                               (6,354)          829           (17,509)         3,668

Change in net assets resulting from operations                        10,450        14,150             5,768         28,428

Distributions to Shareholders:
     From net investment income by class:
         Class A Shares                                              (10,478)      (15,276)          (12,098)       (12,098)
         Class C Shares                                                   --            --              (716)           (13)
         Class G Shares                                                  (22)          (90)               --             --
         Class R Shares                                                   --            --           (18,033)       (15,216)

Change in net assets from distributions to shareholders              (10,500)      (15,366)          (30,847)       (27,327)

Capital Transactions:
     Proceeds from shares issued                                      61,740       130,957           276,928        313,857
     Proceeds from shares exchanged from Class G                       3,448            --                --             --
     Dividends reinvested                                              6,452         9,879            19,407         19,723
     Cost of shares redeemed                                        (177,272)     (137,836)         (314,860)      (182,123)
     Cost of shares exchanged to Class A                              (3,448)           --                --             --

Change in net assets from capital transactions                      (109,080)        3,000           (18,525)       151,457

Change in net assets                                                (109,130)        1,784           (43,604)       152,558

Net Assets:
     Beginning of period                                             326,034       324,250           590,188        437,630

     End of period                                                 $ 216,904     $ 326,034         $ 546,584      $ 590,188

Share Transactions:
     Issued                                                            6,140        13,346            20,819         23,612
     Issued in connection with exchange from Class G                     344            --                --             --
     Reinvested                                                          644         1,010             1,468          1,490
     Redeemed                                                        (17,653)      (14,038)          (23,729)       (13,750)
     Redeemed in connection with exchange to Class A                    (345)           --                --             --

Change in Shares                                                     (10,870)          318            (1,442)        11,352

Accumulated undistributed net investment income                    $      72     $      62         $     243      $     188


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                            Intermediate Income Fund

                                                                                 Class A Shares

                                                     Year             Year            Year             Year              Year
                                                     Ended            Ended           Ended            Ended             Ended
                                                  October 31,      October 31,     October 31,      October 31,       October 31,
                                                      2003            2002            2001             2000              1999

Net Asset Value, Beginning of Period              $   9.98           $  10.02         $  9.30       $   9.32          $   9.85

Investment Activities
     Net investment income                            0.33               0.41            0.53           0.56              0.50
     Net realized and unrealized
       gains (losses) on investments                  0.06               0.02            0.74          (0.02)            (0.52)

         Total from Investment Activities             0.39               0.43            1.27           0.54             (0.02)

Distributions
     Net investment income                           (0.42)             (0.47)          (0.55)         (0.56)            (0.50)
     Net realized gains                                 --                 --              --             --             (0.01)

         Total Distributions                         (0.42)             (0.47)          (0.55)         (0.56)            (0.51)

Net Asset Value, End of Period                    $   9.95           $   9.98        $  10.02       $   9.30          $   9.32

Total Return (excludes sales charges)                 3.98%              4.54%          14.07%          6.00%            (0.18)%

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $216,904           $323,146        $322,312       $190,945          $224,190
Ratio of expenses to
   average net assets                                 1.10%              1.06%           0.92%          0.92%             1.00%
Ratio of net investment income
   to average net assets                              3.38%              4.22%           5.44%          5.95%             5.26%
Ratio of expenses to average net assets<F1>           1.24%              1.24%           1.26%          1.27%             1.26%
Ratio of net investment income
   to average net assets<F1>                          3.24%              4.04%           5.10%          5.60%             5.00%
Portfolio turnover<F2>                                 217%               168%            278%           278%              303%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period

                                                                               Fund for Income

                                                            Class A Shares                                  Class C Shares

                                                                                           March 26,                   March 1,
                                     Year          Year          Year          Year          1999         Year           2002
                                     Ended         Ended         Ended         Ended          to          Ended         through
                                  October 31,   October 31,   October 31,   October 31,   October 31,  October 31,    October 31,
                                     2003          2002          2001          2000       1999<F2><F3>      2003         2002<F3>

Net Asset Value,
   Beginning of Period              $  13.44      $  13.44      $  12.77     $  12.79      $ 13.14       $ 13.43        $13.22

Investment Activities
     Net investment income              0.46          0.65          0.80         0.81         0.46          0.48          0.42
     Net realized and unrealized
       gains (losses) on
         investments                   (0.30)         0.11          0.67           --<F4>    (0.36)        (0.41)         0.25

         Total from
           Investment Activities        0.16          0.76          1.47         0.81         0.10          0.07          0.67

Distributions
     Net investment income             (0.73)        (0.76)        (0.80)       (0.83)       (0.45)        (0.66)        (0.46)

         Total Distributions           (0.73)        (0.76)        (0.80)       (0.83)       (0.45)        (0.66)        (0.46)

Net Asset Value, End of Period      $  12.87      $  13.44      $  13.44     $  12.77      $ 12.79       $ 12.84        $13.43

Total Return
   (excludes sales charges)             1.15%         5.89%        11.84%        6.67%        0.72%<F5>     0.49%         5.17%<F5>

Ratios/Supplemental Data:
Net Assets at end of period (000)   $221,181      $243,889      $194,914     $124,131      $40,270       $29,806        $1,155
Ratio of expenses to
   average net assets<F7>               1.00%         0.99%         0.96%        0.97%        1.00%<F6>     1.55%         1.68%<F6>
Ratio of net investment income
   to average net assets <F7>           3.36%         4.72%         6.07%        6.48%        6.02%<F6>     2.23%         3.75%<F6>
Ratio of expenses to
   average net assets<F1>               1.01%         0.99%         1.04%        1.09%        1.22%<F6>     1.88%         2.23%<F6>
Ratio of net investment income
   to average net assets<F1>            3.35%         4.72%         5.99%        6.36%        5.80%<F6>     1.90%         3.20%<F6>
Portfolio turnover<F8>                    60%           53%           20%          25%          24%           60%           53%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Effective March 1, 2002, the Advisor agreed to waive its management fee and to reimburse expenses, as allowed by law, so that the net operating expenses of the Class C Shares of the Fund do not exceed 1.70%, until at least February 28, 2005 and 1.82% until at least February 28, 2012.

<F8> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                                            See notes to financial statements.


The Victory Portfolios                        Financial Highlights--continued
For a Share Outstanding Throughout Each Period


                                                                           Fund for Income

                                                                           Class R Shares

                                                                                                                 January 1,
                                              Year             Year             Year             Year              1999
                                              Ended            Ended            Ended            Ended            through
                                           October 31,      October 31,      October 31,      October 31,       October 31,
                                              2003             2002             2001             2000             1999<F2>

Net Asset Value, Beginning of Period        $  13.44         $  13.44         $  12.77         $  12.78          $  13.32

Investment Activities
     Net investment income                      0.42             0.64             0.79             0.84              0.66
     Net realized and unrealized
       gains (losses) on investments           (0.27)            0.11             0.68            (0.01)            (0.54)

         Total from Investment Activities       0.15             0.75             1.47             0.83              0.12

Distributions
     Net investment income                     (0.72)           (0.75)           (0.80)           (0.84)            (0.66)
         Total Distributions                   (0.72)           (0.75)           (0.80)           (0.84)            (0.66)

Net Asset Value, End of Period              $  12.87         $  13.44         $  13.44         $  12.77          $  12.78

Total Return (excludes sales charges)           1.08%            5.80%           11.84%            6.74%             0.94%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $295,597         $345,144         $242,716         $143,963          $192,422
Ratio of expenses to
   average net assets                           1.07%            1.08%            0.97%            0.89%             0.88%<F4>
Ratio of net investment income
   to average net assets                        3.34%            4.62%            6.05%            6.55%             6.12%<F4>
Ratio of expenses to
   average net assets<F1>                       <F5>             1.08%            1.07%            1.04%             1.04%<F4>
Ratio of net investment income
   to average net assets<F1>                    <F5>             4.62%            5.95%            6.40%             5.96%<F4>
Portfolio turnover<F6>                            60%              53%              20%              25%               24%



<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 26, 1999, the Gradison Government Income Fund merged into the Victory Fund For Income.

<F3> Not annualized.

<F4> Annualized.

<F5> There were no voluntary fee reductions during the period.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                      See notes to financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
National Municipal Bond Fund                    October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Municipal Bonds (106.6%)

Alabama (3.2%):
Auburn University, Revenue,
   3.00%, 6/1/07, AMBAC                     $  200     $   207
Gulf Shores, Series C, GO,
   4.00%, 7/1/10, FSA                        1,380       1,453
Huntsville, Capital Improvement,
   Series A, GO, 2.50%, 2/1/06, AMBAC          250         255
Sheffield, Electric Revenue,
   5.00%, 7/1/20,
   Callable 1/1/13 @ 100, AMBAC                680         703

                                                         2,618

Arizona (14.7%):
Coconino & Yavapai Counties
   School District Number 9, Sedona, GO,
   4.00%, 7/1/06, FSA                          400         424
Coconino & Yavapai Counties
   School District Number 9, Sedona, GO,
   4.00%, 7/1/07, FSA                          350         374
Gilbert, GO,
   4.00%, 7/1/09, FGIC                       1,000       1,063
Marana Municipal Property Corp.,
   Revenue, 4.50%, 7/1/18,
   Callable 7/1/13 @ 100, AMBAC                200         202
Maricopa County School District
   Number 41, Gilbert, GO,
   4.25%, 7/1/10, FSA                          750         803
Maricopa County School District
   Number 48, Scottsdale,
   3.00%, 7/1/07, FSA                        2,000       2,068
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.00%, 7/1/07, FSA                        1,000       1,069
Maricopa County School District
   Number 48, Scottsdale, GO,
   4.25%, 7/1/08, FSA                          800         864
Maricopa County School District
   Number 68, Alahambra, GO,
   5.00%, 7/1/10, FSA                        1,500       1,673
Maricopa County School District
   Number 98, Fountain Hills University,
   GO, 5.00%, 7/1/10, FSA                    1,000       1,113
Prescott Valley Municipal Property
   Corp., Revenue,
   3.50%, 1/1/10, AMBAC                        200         206
Prescott Valley Municipal Property
   Corp., Revenue,
   3.60%, 1/1/11, AMBAC                        205         209
University of Arizona, Series A,
   4.00%, 6/1/06, AMBAC                      2,000       2,119

                                                        12,187

Arkansas (0.7%):
Springdale School District
   Number 50, Series B, GO,
   2.10%, 2/1/07, AMBAC                        550         552


                                          Principal
Security Description                        Amount       Value

California (2.3%):
Pleasanton Unified School District,
   Series B, GO,
   4.50%, 8/1/20,
   Callable 8/1/13 @ 101, FGIC              $1,500     $ 1,493
Vacaville Unified School District, GO,
   4.00%, 8/1/07, FSA                          415         448

                                                         1,941

Connecticut (0.7%):
Regional School District Number 9, GO,
   3.00%, 5/15/07, FSA                         530         549

Florida (19.6%):
Broward County, Water & Sewer Utilities,
   Revenue, Series B,
   5.00%, 10/1/10, AMBAC                     2,000       2,236
Hillsborough County Utility, Revenue,
   4.25%, 8/1/09, AMBAC                        210         226
Orange County Public Services,
   Tax Revenue,
   3.00%, 10/1/10, MBIA                        520         516
State Board of Education,
   Lottery Revenue, Series A,
   5.00%, 7/1/07, MBIA                       5,000       5,528
State Board of Education, Series I, GO,
   5.00%, 6/1/07                             2,000       2,208
State Department of Environmental
   Protection & Preservation,
   Revenue, Series B,
   5.00%, 7/1/10, MBIA (b)                   5,000       5,578

                                                        16,292

Illinois (1.9%):
Rockford School District Number 205, GO,
   5.00%, 2/1/13, FGIC                         450         491
State Educational Facilities Authority,
   Robert Morris College, Revenue,
   5.80%, 6/1/30,
   Callable 12/1/07 @ 100, MBIA              1,000       1,082

                                                         1,573
Indiana (9.2%):
Avon Two Thousand School
   Building Corp., Revenue,
   5.00%, 7/15/20,
   Callable 7/15/13 @ 100, FGIC (b)          2,245       2,318
Bloomington Waterworks Revenue,
   2.50%, 1/1/07, FGIC                         440         447
Dekalb Eastern High School Building
   Corp., Revenue,
   4.00%, 1/15/10, FSA                         310         325
Dekalb Eastern High School Building
   Corp., Revenue,
   4.00%, 7/15/10, FSA                         335         351
Delta-Eaton School Building Corp.,
   Revenue,
   4.00%, 1/15/10, MBIA                        605         633

              See notes to schedules of investments and notes to
                            financial statements.

National Municipal Bond Fund                    October 31, 2003
(Amounts in Thousands)

                                        Principal
Security Description                      Amount       Value

Delta-Eaton School Building
   Corp., Revenue,
   4.00%, 7/15/10, MBIA                     $  510     $   534
Evansville-Vanderburgh County
   Building Authority, Revenue,
   3.50%, 2/1/07, MBIA                         250         262
Evansville-Vanderburgh School
   Building Corp., Revenue,
   4.00%, 1/15/10, FSA                       1,150       1,200
Huntington Countywide School
   Building Corp., Revenue,
   2.25%, 1/15/07, FSA                         140         141
Lawrence Township International
   School Building Corp., Revenue,
   4.00%, 1/5/10, FSA                          385         404
Noblesville-Southeastern Public
   Library Building Corp., Revenue,
   4.00%, 7/15/10, FGIC                        370         388
Northern Wells Community School
   Building Corp., Revenue,
   4.60%, 1/15/11, FGIC                        285         305
Valparaiso Multi-Schools Building
   Corp., Revenue,
   3.00%, 1/10/07, FGIC                        320         329

                                                         7,637

Maine (2.0%):
Westbrook, GO,
   5.75%, 10/1/19,
   Callable 10/1/10 @ 101, AMBAC (b)           715         804
Westbrook, GO,
   5.75%, 10/1/20,
   Callable 10/1/10 @ 101, AMBAC               730         817

                                                         1,621

Massachusetts (3.6%):
Pittsfield, GO,
   5.50%, 4/15/15,
   Callable 4/15/12 @ 101, MBIA              2,655       2,988

Michigan (7.3%):
Detroit Sewer Disposal,
   Revenue, Series B,
   1.15%*, 7/1/33, FSA, SPA
   Dexia Credit Local                        3,000       3,000
Municipal Bond Authority, Revenue,
   6.80%, 11/1/07,
   Callable 11/1/04 @ 102                      275         295
Wayne County Community College, GO,
   5.00%, 7/1/06, FGIC (b)                   2,500       2,716
                                                         6,011
Minnesota (3.2%):
Buffalo Independent School District
   Number 877, Series B, GO,
   4.50%, 2/1/23,
   Callable 2/1/13 @ 100, FSA                1,415       1,372


                                          Principal
Security Description                       Amount       Value

Robbinsdale Independent School
   District Number 281, Series A, GO,
   3.75%, 2/1/10, FSA (b)                   $1,250     $ 1,301

                                                         2,673

Missouri (1.8%):
Kearney Public Improvements, GO,
   5.50%, 3/1/16, AMBAC                      1,000       1,109
North Kansas City Hospital
   Revenue, Series A,
   5.13%, 11/15/33,
   Callable 11/15/03 @ 100, FSA                100         101
St. Louis Municipal Finance Corp.,
   Series A, Lease Revenue,
   5.00%, 2/15/18,
   Callable 2/15/12 @ 100, FGIC                250         262

                                                         1,472

New York (1.2%):
State Dormitory Authority,
   University of Rochester, Series A,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 101, MBIA               1,000       1,016

North Carolina (15.0%):
East Carolina University,
   Series A, Revenue,
   5.25%, 11/1/21, AMBAC                       750         792
State Public Improvement, Series A, GO,
   5.25%, 3/1/10 (b)                         3,500       3,955
State, Series E, GO,
   4.00%, 2/1/07                             1,000       1,066
Wake County, Series A, GO,
   5.00%, 2/1/07                             6,100       6,694

                                                        12,507

Ohio (3.9%):
Hamilton County Sewer System
   Improvements, Metropolitan
   Sewer District, Series A,
   5.75%, 12/1/25,
   Callable 6/1/10 @ 101, MBIA                 450         491
Harrison, GO,
   5.45%, 12/1/10, FGIC                        150         172
Harrison, GO,
   5.90%, 12/1/18,
   Callable 12/1/10 @ 100, FGIC                250         286
McDonald School District, GO,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 100, AMBAC (b)         1,000       1,129
State Highway Capital Improvements,
   Series F, GO,
   5.25%, 5/1/11                             1,000       1,128

                                                         3,206

Oklahoma (0.6%):
Tulsa County Independent School
   District Number 9, GO,
   4.00%, 5/1/07, FGIC                         450         480

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS          Schedules of Investments--continued
National Municipal Bond Fund                       October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Principal
Security Description                        Amount       Value

Pennsylvania (5.8%):
Chester County,
   Industrial Development Authority,
   Archdiocese of Philadelphia,
   1.15%*, 7/1/31, LOC
   Wachovia Bank N.A.                       $4,000     $ 3,999
Erie School District, GO,
   5.80%, 9/1/29,
   Callable 9/1/10 @ 100, AMBAC                250         293
Mountaintop Area Joint
   Sanitation Authority,
   5.65%, 12/15/30,
   Callable 12/15/10 @ 100, MBIA               250         270
York County,
   3.50%, 6/1/10, AMBAC                        250         256

                                                         4,818

South Carolina (2.3%):
State Capital Improvements, Series A, GO,
   5.00%, 1/1/07                             1,000       1,095
University of South Carolina, Series A,
   5.75%, 6/1/30,
   Callable 6/1/20 @ 100, FGIC                 500         548
York County School District
   Number 3, Rock Hill, GO,
   4.25%, 3/1/16,
   Callable 3/1/13 @ 100, SCSDE                250         252

                                                         1,895

Texas (4.0%):
Harris County Health Facilities
   Development Corp., Revenue,
   YMCA, Greater Houston Area,
   1.12%*, 7/1/37, LOC JP Morgan
   Chase Bank                                2,000       2,000
Taylor County,
   2.50%, 2/15/07, MBIA                      1,260       1,281

                                                         3,281


                                           Shares or
                                           Principal
Security Description                        Amount       Value

Utah (0.7%):
Lehi, Water Revenue,
   2.50%, 5/1/07, FSA                       $  295     $   300
Sandy, Suburban Improvements, GO,
   4.00%, 5/1/05, AMBAC                        250         260

                                                           560

Washington (2.9%):
Cowlitz County School District
   Number 122, Longview,
   2.25%, 6/1/07, FSA                          250         251
Cowlitz County School District
   Number 122, Longview,
   3.50%, 6/1/10, FSA                          300         307
Cowlitz County Wastewater
   Treatment, Revenue,
   2.50%, 11/1/03, FGIC                        650         649
Whitman County School District
   Number 267, Pullman, GO,
   5.63%, 12/1/17,
   Callable 6/1/12 @ 100, FSA (b)            1,115       1,236

                                                         2,443

Total Municipal Bonds (Cost $85,632)                    88,320

Investment Companies (9.8%)

Blackrock Provident Institutional
   MuniFund                              4,529,897       4,530
Merrill Lynch Institutional
   Tax Exempt Fund                       3,615,677       3,616

Total Investment Companies (Cost $8,146)                 8,146

Total Investments (Cost $93,778) (a) -- 116.4%          96,466

Liabilities in excess of other assets -- (16.4)%      (13,577)

NET ASSETS -- 100.0%                                   $82,889

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                  Schedules of Investments
New York Municipal Bond Fund                    October 31, 2003
(Amounts in Thousands)

                                          Principal
Security Description                        Amount       Value

New York Municipal Bonds (96.8%)

Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/18, FGIC                     $1,000     $   514
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/19, FGIC                      1,000         483
Albany Municipal Water Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 12/1/21, FGIC                      1,000         426
Brockport Central School District, GO,
   5.75%, 6/15/16, FGIC                        710         824
Canandaigua City School District,
   Series A, GO, 5.38%, 4/1/16,
   Callable 4/1/12 @ 101, FSA                1,000       1,105
Catskill Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC                300         342
Clifton Park Water Authority,
   5.00%, 10/1/19,
   Callable 10/1/09 @ 101, FGIC                310         324
Clifton Park Water Authority,
   5.00%, 10/1/29,
   Callable 10/1/09 @ 101, FGIC                630         635
Dutchess County,
   Water & Wastewater Authority,
   5.00%, 10/1/21,
   Callable 10/1/11 @ 100, MBIA                535         549
Ilion Central School District,
   Series B, GO, 5.50%, 6/15/16,
   Callable 6/15/12 @ 101, FGIC                500         557
Longwood Central School District, GO,
   4.75%, 6/15/21,
   Callable 6/15/12 @ 101, MBIA                750         824
Mahopac Central School District,
   Series C, 5.38%, 6/1/19,
   Callable 6/1/10 @ 101, FSA                  560         607
Metropolitan Transportation Authority,
   Revenue, Series I,
   7.00%, 7/1/09, AMBAC                        250         297
Nassau County Industrial Development
   Agency, Civic Facilities Revenue,
   Hofstra University Project,
   5.00%, 7/1/23,
   Callable 7/1/08 @ 102, MBIA                 150         152
New York City Industrial Development
   Agency, Civic Facilities,
   USTA National Tennis Center Project,
   6.38%, 11/15/14,
   Callable 11/15/04 @ 102, FSA                200         214
New York City Municipal Water
   Finance Authority,
   Water & Sewer System Revenue,
   0.00%, 6/15/19, MBIA                      3,000       1,456


                                        Principal
Security Description                      Amount       Value

New York City Transitional Finance
   Authority Revenue,
   Series C, 5.00%, 5/1/29,
   Prerefunded 5/1/09 @ 101, MBIA           $  315     $   356
New York City Transitional Finance
   Authority Revenue,
   Series C, 5.00%, 5/1/29,
   Callable 5/1/09 @ 101, MBIA                 185         186
New York City, Series B, GO,
   7.00%, 10/1/18,
   Callable 4/1/04 @ 100, FSA                  300         307
New York City, Series C, GO,
   7.00%, 2/1/12,
   Callable 2/1/04 @ 100, FGIC                  60          61
New York City, Series E2, GO,
   1.13%*, 8/1/20,
   LOC JP Morgan Chase Bank                    500         500
North Hempstead,
   4.75%, 1/15/23,
   Callable 1/15/08 @ 101, FGIC                500         500
Rome City School District, GO,
   5.50%, 6/15/18,
   Callable 6/15/09 @ 101, FSA                 335         374
Southwestern Central School District,
   5.00%, 6/15/21,
   Callable 6/15/10 @ 101, FSA                 500         518
State Dormitory Authority,
   City University, Series 2,
   6.75%, 7/1/24,
   Prerefunded 7/1/04 @ 102, MBIA              700         741
State Dormitory Authority, Revenue,
   Canisius College, 5.25%, 7/1/30,
   Callable 7/1/11 @ 101, MBIA                 750         776
State Dormitory Authority, Revenue,
   Hamilton College, 5.00%, 7/1/28,
   Callable 7/1/09 @ 101, MBIA                 500         504
State Dormitory Authority, Revenue,
   Memorial Sloan-Kettering Cancer Center,
   0.00%, 7/1/18, MBIA                       1,010         520
State Dormitory Authority, Revenue,
   Mental Health Services Facilities,
   Series C, 4.75%, 8/15/19,
   Callable 2/15/09 @ 101, MBIA                250         253
State Dormitory Authority, Revenue,
   State University Educational Facilities,
   Series A, 4.75%, 5/15/25,
   Callable 5/15/08 @ 100, MBIA                750         741
State Dormitory Authority,
   Yeshiva University, 5.00%, 7/1/26,
   Callable 7/1/11 @ 100, AMBAC                500         505
State Local Government Assistance Corp.,
   Series B, 4.88%, 4/1/20,
   Callable 4/1/08 @ 101, MBIA                 500         510
State Thruway Authority,
   Series C, Revenue, 6.00%, 1/1/25,
   Prerefunded 1/1/05 @ 102, FGIC              550         592

              See notes to schedules of investments and notes to
                            financial statements.

New York Municipal Bond Fund                    October 31, 2003
(Amounts in Thousands, Except Shares)


                                          Shares or
                                          Principal
Security Description                       Amount       Value

Webster Central School District,
   5.13%, 6/15/16,
   Callable 6/15/09 @ 101, FGIC             $  300     $   325
Yonkers,
   5.25%, 10/1/19,
   Callable 10/1/10 @ 101, FGIC                500         535

Total New York Municipal Bonds (Cost $16,583)           18,113

Investment Companies (1.8%)

Blackrock Institutional Municipal Fund     342,242         342

Total Investment Companies (Cost $342)                     342

Total Investments (Cost $16,925) (a) -- 98.6%           18,455

Other assets in excess of liabilities -- 1.4%              263

NET ASSETS -- 100.0%                                   $18,718

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS                 Schedules of Investments
Ohio Municipal Bond Fund                       October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Municipal Bonds (93.7%)

General Obligations (52.4%):
Business & Public Services (0.1%):
Mount Vernon Knox County
   Public Library District,
   5.15%, 12/1/09                           $  220    $    249

County, City & Special District (6.1%):
Butler County,
   5.60%, 12/1/09,
   Callable 12/1/06 @ 101, AMBAC               180         201
Cleveland,
   2.50%, 8/1/08, FGIC                       1,000       1,000
Cleveland,
   4.00%, 8/1/10, FGIC                       1,250       1,316
Columbus,
   5.25%, 1/1/11                             1,000       1,125
Erie County,
   5.50%, 10/1/20,
   Callable 10/1/10 @ 100, FGIC                250         273
Madison County,
   7.00%, 12/1/19,
   Prerefunded 12/1/04 @ 102, AMBAC            600         651
Miamisburg,
   2.25%, 12/1/05, MBIA                        100         102
Monroe Falls, Series A,
   6.95%, 12/1/14,
   Callable 12/1/04 @ 101, AMBAC (b)         1,000       1,074
Newark Capital Appreciation,
   0.00%, 12/1/16, FGIC                      1,490         829
Sharonville,
   1.50%, 12/1/03, FGIC                        400         400
Summit County, Series R,
   5.50%, 12/1/13, FGIC                        250         285
Summit County, Series R,
   5.50%, 12/1/16, FGIC                        535         610
Summit County, Series R,
   5.50%, 12/1/17, FGIC                        930       1,060
Summit County, Series R,
   5.50%, 12/1/18, FGIC                      1,095       1,244
Warren,
   4.00%, 12/1/10, AMBAC                     1,000       1,055
Warren County Special Assesment,
   6.55%, 12/1/14                              725         871

                                                        12,096

Education (35.6%):
Anthony Wayne Local School District,
   5.75%, 12/1/30,
   Callable 12/1/10 @ 101, FSA (b)           2,215       2,425
Avon Local School District,
   5.50%, 12/1/04, AMBAC                       465         487
Avon Local School District,
   5.55%, 12/1/05, AMBAC                       250         271


                                        Principal
Security Description                      Amount       Value

Barnesville Village School District,
   District Credit Program,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101                   $  500    $    548
Batavia Local School District,
   7.00%, 12/1/14,
   Prerefunded 12/1/05 @ 102, MBIA           1,500       1,706
Brecksville-Broadview Heights
   City School District,
   6.50%, 12/1/16,
   Callable 12/1/06 @ 102, FGIC              1,000       1,147
Brunswick City School District
   Improvements,
   6.00%, 12/1/26,
   Callable 12/1/09 @ 101, FGIC                500         561
Cincinnati City School District,
   Classroom Facilities
   Construction & Improvements,
   4.00%, 12/1/07, FSA                       1,185       1,272
Cincinnati City School District,
   Classroom Facilities
   Construction & Improvements,
   5.00%, 12/1/10, FSA                       1,000       1,119
Cincinnati City School District,
   Classroom Facilities Construction &
   Improvements, 4.75%, 12/1/27,
   Callable 12/1/13 @ 100, FSA               1,000         985
Dayton City School District,
   Facilities Construction &
   Improvements, Series D,
   5.00%, 12/1/10, FGIC                      3,525       3,946
Dublin City School District,
   Capital Appreciation,
   0.00%, 12/1/09, MBIA                      1,000         826
East Holmes Local School District,
   6.13%, 12/1/20,
   Callable 12/1/10 @ 102, FGIC                500         578
Edgewood City School District,
   Capital Appreciation, Series A,
   0.00%, 12/1/15, MBIA                      1,610         950
Fairfield City School District,
   7.45%, 12/1/14, FGIC                      1,000       1,298
Hamilton City School District
   Improvements, Series A,
   5.38%, 12/1/16,
   Callable 12/1/11 @ 100, FGIC              1,200       1,324
Hamilton City School District
   Improvements, Series A,
   6.15%, 12/1/16,
   State Aid Withholding                       600         718
Hilliard School District,
   0.00%, 12/1/16, FGIC                      3,720       2,081
Hilliard School District,
   0.00%, 12/1/17, FGIC                      3,720       1,958

              See notes to schedules of investments and notes to
                            financial statements.

Ohio Municipal Bond Fund                        October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Indian Lake Local School District,
   Capital Appreciation,
   7.00%, 12/1/14,
   Callable 12/1/05 @ 102, AMBAC (b)        $2,500    $  2,824
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/15, AMBAC                       250         149
Indian Lake Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       250         140
Jackson Local School District,
   5.63%, 12/1/25,
   Callable 12/1/10 @ 100, FSA               1,500       1,614
Kenston Local School District,
   Capital Appreciation,
   0.00%, 12/1/13, FSA                         400         265
Lake Local School District,
   Wood County,
   4.60%, 12/1/11, MBIA                        450         488
Lake Local School District,
   Wood County,
   5.30%, 12/1/21,
   Callable 12/1/11 @ 101, MBIA              1,575       1,672
Lakeview Local School District,
   6.95%, 12/1/19                            1,250       1,355
Liberty Benton Local School District,
   Capital Appreciation,
   0.00%, 12/1/16, AMBAC                       285         160
Lima City School District,
   5.20%, 12/1/06, AMBAC                       255         281
Lima City School District,
   5.00%, 12/1/07, AMBAC                       405         450
Lima City School District,
   5.00%, 12/1/08, AMBAC                       400         447
Lima City School District,
   6.00%, 12/1/22,
   Callable 12/1/10 @ 102, AMBAC             2,000       2,257
London City School District,
   2.35%, 12/1/03, FGIC                        250         250
Lorain City School District,
   Capital Appreciation --
   Classroom Facilities Improvements,
   0.00%, 12/1/15, MBIA                        750         443
Marion Local School District,
   5.75%, 12/1/22,
   Callable 12/1/10 @ 101, MBIA                230         254
Marysville Exempt Village School District,
   0.00%, 12/1/13, AMBAC                       555         369
Marysville Exempt Village School District,
   0.00%, 12/1/17, AMBAC                       955         503
Marysville Exempt Village School District,
   5.25%, 12/1/18,
   Callable 12/1/12 @ 100, MBIA                605         651
Marysville Exempt Village School District,
   6.00%, 12/1/24,
   Callable 12/1/10 @ 101, AMBAC               725         868


                                          Principal
Security Description                        Amount       Value

Minerva Local School District,
   Classroom Facilities,
   5.13%, 12/1/20,
   Callable 12/1/12 @ 100, MBIA             $2,700    $  2,834
Mount Vernon City School District,
   7.50%, 12/1/14,
   Callable 12/1/04 @ 101, FGIC                500         538
Newcomerstown Exempt
   Village School Facilities,
   6.25%, 12/1/23,
   Callable 12/1/10 @ 102, MBIA                900       1,035
Nordonia Hills City School District,
   5.38%, 12/1/20,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,616
Nordonia Hills City School District,
   5.45%, 12/1/25,
   Callable 12/1/10 @ 101, AMBAC             1,500       1,599
Olentangy Local School District, Series A,
   6.25%, 12/1/14,
   Prerefunded 12/1/04 @ 102                   500         538
Sidney City School District,
   4.70%, 12/1/11, FGIC                        200         218
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/11, AMBAC                     1,715       1,271
Springfield City School District,
   Capital Appreciation,
   4.50%, 12/1/11, FGIC                        500         538
Springfield City School District,
   Capital Appreciation,
   0.00%, 12/1/14, FGIC                      1,800       1,126
Springfield City School District,
   Capital Appreciation,
   5.00%, 12/1/17,
   Callable 12/1/11 @ 102, FGIC                500         533
State Community Schools,
   Capital Facilities Improvements,
   Series A, 4.75%, 6/15/19,
   Callable 6/15/10 @ 100                    1,500       1,534
State Higher Education,
   Capital Facility, Series A,
   4.00%, 2/1/04                               260         262
State Higher Education,
   Capital Facility, Series A,
   5.25%, 2/1/09                               230         258
State Higher Education,
   Series A, 3.00%, 8/1/05                     715         736
State Higher Education,
   Series A, 4.25%, 8/1/06                   3,155       3,375
State Higher Education,
   Series A, 4.25%, 8/1/07                   2,250       2,428
State Higher Education, Series B,
   4.25%, 11/1/11                              550         584
Trotwood-Madison City School District,
   Capital Appreciation,
   0.00%, 12/1/13, FGIC                        685         453

              See notes to schedules of investments and notes to
                            financial statements.

THE VICTORY PORTFOLIOS        Schedules of Investments--continued
Ohio Municipal Bond Fund                         October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/08, FGIC                     $  555    $    481
Wadsworth City School District,
   Capital Appreciation,
   0.00%, 12/1/11, FGIC                        555         410
West Clermont Local School District,
   0.00%, 12/1/13, FSA                         400         263
Worthington City School District,
   5.90%, 6/1/07, FGIC                       1,000       1,131
Worthington City School District,
   5.90%, 12/1/08, FGIC                      1,945       2,255
Worthington City School District,
   6.00%, 12/1/10, FGIC                      2,175       2,564
Worthington City School District,
   6.00%, 12/1/11, FGIC                      2,255       2,657

                                                        70,877

Housing (0.7%):
Cincinnati,
   6.30%, 12/1/15,
   Callable 6/1/05 @ 101, AMT                1,250       1,300

Public Facilities (Convention, Sport,
   Public Buildings) (1.0%):
Athens Recreation Facilities,
   4.75%, 12/1/08, FGIC                        200         221
Hilliard,
   5.25%, 12/1/27,
   Callable 12/1/12 @ 100                      625         649
Lorain County Justice Center,
   3.00%, 12/1/03, FGIC                        200         200
Lorain County Justice Center,
   3.05%, 12/1/05, FGIC                        155         160
Lorain County Justice Center,
   3.30%, 12/1/06, FGIC                        180         189
Lorain County Justice Center,
   4.20%, 12/1/11, FGIC                        385         406
Lorain County Justice Center,
   4.25%, 12/1/12, FGIC                        250         262

                                                         2,087

Public Improvements (6.0%):
Akron,
   2.00%, 12/1/04, MBIA                        340         343
Akron,
   5.50%, 12/1/21,
   Callable 12/1/10 @ 101                      510         550
Akron,
   5.00%, 12/1/23,
   Callable 12/1/12 @ 100, MBIA                500         510
Cincinnati,
   5.00%, 12/1/09                            2,455       2,756
Cincinnati,
   5.00%, 12/1/10                            2,955       3,307
Columbus,
   Series 1, 5.50%, 11/15/08                 1,000       1,144


                                          Principal
Security Description                        Amount       Value

Columbus,
   Series 1, 5.50%, 11/15/10                $1,000    $  1,153
Monroe,
   5.00%, 12/1/24,
   Callable 12/1/13 @ 100, FSA               1,090       1,107
New Albany,
   5.00%, 12/1/33,
   Callable 12/1/13 @ 100, FGIC                750         756
Newark,
   4.00%, 12/1/13, AMBAC                       355         362

                                                        11,988

Transportation (0.8%):
State Highway Capital Improvements,
   Series F, 5.25%, 5/1/10                     500         565
Toledo, Street Improvements,
   5.00%, 12/1/16,
   Callable 12/1/11 @ 100, MBIA              1,050       1,120

                                                         1,685

Utilities (Sewers, Telephone,
   Electric) (2.1%):
Avon,
   Route 83 Sewer Improvements,
   6.50%, 12/1/15                              335         404
Canton,
   Waterworks System,
   5.75%, 12/1/10,
   Callable 12/1/05 @ 102, AMBAC               500         552
Huron County,
   Landfill Issue II,
   5.40%, 12/1/07, MBIA                        285         321
Huron County,
   Landfill Issue II,
   5.60%, 12/1/09,
   Callable 12/1/07 @ 102, MBIA                320         364
Stark County,
   Sewer Systems,
   2.10%, 12/1/07, AMBAC                       705         703
Stark County,
   Sewer Systems,
   3.10%, 12/1/10, AMBAC                       700         696
Toledo,
   Sewer Improvements,
   6.10%, 12/1/14,
   Callable 12/1/04 @ 102, AMBAC             1,000       1,075

                                                         4,115

Total General Obligations                              104,397

Revenue Bonds (41.3%):
Education (16.0%):
Bowling Green State University
   General Receipts,
   4.00%, 6/1/10, AMBAC                        380         400
Bowling Green State University
   General Receipts,
   4.80%, 6/1/10, FGIC                       1,000       1,101

              See notes to schedules of investments and notes to
                            financial statements.

Ohio Municipal Bond Fund                        October 31, 2003
(Amounts in Thousands)


                                          Principal
Security Description                        Amount       Value

Cincinnati Technical College,
   5.00%, 10/1/10, AMBAC                    $  500    $    558
Cincinnati Technical College,
   5.00%, 10/1/12, AMBAC                       650         717
Franklin County
   Online Computer Library Center,
   3.00%, 4/15/06                            1,000       1,022
State Higher Education Capital Facilities,
   Series II-A, 5.25%, 12/1/06               1,400       1,548
State Higher Education Capital Facilities,
   Series II-A, 5.50%, 12/1/08               5,000       5,710
State Higher Education Facility Revenue,
   Denison University Project,
   4.75%, 11/1/05                              785         837
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.00%, 11/15/12                             400         432
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.00%, 11/15/13                             250         269
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.50%, 11/15/17,
   Callable 11/15/13 @ 100                     420         458
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.50%, 11/15/18,
   Callable 11/15/13 @ 100                     335         363
State Higher Education Facility Revenue,
   John Carroll University Project,
   5.25%, 11/15/33,
   Callable 11/15/13 @ 100                     750         768
State Higher Education Facility Revenue,
   Ohio Northern University Project,
   3.50%, 5/1/09                               780         794
State Higher Education Facility Revenue,
   Xavier University Project,
   2.00%, 5/1/05, FGIC                         240         243
State Higher Education Facility Revenue,
   Xavier University Project,
   6.00%, 5/15/08,
   Callable 5/15/07 @ 102, MBIA                500         569
State Public Facility Commission,
   Higher Educational Facilities Revenue,
   Series II-A, 4.50%, 12/1/03                 500         501
State Special Obligation, Elementary &
   Secondary Education Facilities,
   Series A, 5.00%, 6/1/07, AMBAC            1,100       1,213
State Special Obligation, Elementary &
   Secondary Education Facilities,
   Series B, 5.00%, 12/1/06, FSA             1,550       1,702
State University General Receipts,
   Series A, 5.75%, 12/1/24,
   Callable 12/1/09 @ 101                    1,250       1,364


                                        Principal
Security Description                      Amount       Value

State University General Receipts,
   Series B, 3.50%, 6/1/10                  $3,000    $  3,069
State University General Receipts,
   Series B, 4.00%, 6/1/12                   3,915       4,010
University of Cincinnati General Receipts,
   Series C, 3.00%, 6/1/05, FGIC               730         749
University of Cincinnati General Receipts,
   Series F, 5.00%, 6/1/23,
   Callable 6/1/12 @ 100                     1,700       1,725
Wright State University General Receipts,
   4.00%, 5/1/06, MBIA                         210         222
Wright State University General Receipts,
   4.00%, 5/1/07, MBIA                       1,280       1,365

                                                        31,709

Hospitals, Nursing Homes
   & Health Care (1.0%):
Lucas County Hospital Revenue,
   5.75%, 11/15/14,
   Prerefunded 11/15/06 @ 102, MBIA          1,785       1,917

Housing (2.9%):
Capital Corp. for Housing Management,
   Kent Gardens, Series II,
   6.35%, 7/1/15,
   Callable 1/1/04 @ 100.50, MBIA FHA        1,000       1,011
Capital Corp. for Housing Management,
   Springhill Homes, Series C,
   6.50%, 7/1/24,
   Callable 1/1/04 @ 102, MBIA FHA             920         943
Cuyahoga County Multifamily,
   Water Street Assoc.,
   5.60%, 6/20/08, GNMA AMT                    370         385
Greater Cincinnati Elderly Housing
   Finance Corp., Walnut Towers,
   Series A, 6.90%, 8/1/25,
   Callable 8/1/04 @ 102, FHA                2,020       2,145
Housing Finance Agency,
   Residential, Series A-1,
   5.70%, 9/1/09, GNMA AMT                     615         644
Housing Finance Agency,
   Residential, Series A-1,
   6.35%, 9/1/31,
   Callable 9/1/09 @ 100, GNMA AMT             615         647

                                                         5,775

Public Facilities (Convention, Sport,
   Public Buildings) (1.3%):
Crawford County Correctional Facilities,
   6.75%, 12/1/19,
   Prerefunded 12/01/04 @ 102, AMBAC         1,385       1,498
State Building Authority,
   James A. Rhodes State Office,
   Series A, 5.00%, 6/1/08                   1,000       1,111

                                                         2,609

              See notes to schedules of investments and notes to
                            financial statements.

Ohio Municipal Bond Fund                       October 31, 2003
(Amounts in Thousands)

                                          Principal
Security Description                        Amount       Value

Public Improvements (1.1%):
Franklin County Development,
   American Chemical Society Project,
   5.00%, 10/1/06                           $1,350    $  1,459
State Economic Development,
   ABS Industries, Inc. Project,
   6.00%, 6/1/04, AMT                          105         107
Twinsburg,
   5.50%, 12/1/15,
   Callable 12/1/11 @ 100, FGIC                600         671

                                                         2,237

Transportation (3.7%):
State Infrastructure Revenue,
   5.00%, 12/15/07                           1,175       1,308
State Turnpike Commission,
   Series A, 5.50%, 2/15/26,
   Prerefunded 2/15/06 @ 102, MBIA           5,500       6,093

                                                         7,401

Utilities (Sewers, Telephone,
   Electric) (6.7%):
Akron Sewer System Revenue,
   4.95%, 12/1/10, AMBAC                       300         332
Clermont County Sewer Systems Revenue,
   4.50%, 8/1/18,
   Callable 8/1/13 @ 100, AMBAC              2,280       2,308
Clermont County Sewer Systems Revenue,
   4.50%, 8/1/20,
   Callable 8/1/13 @ 100, AMBAC              2,065       2,053
Clermont County Sewer Systems Revenue,
   4.75%, 8/1/21,
   Callable 8/1/13 @ 100, AMBAC              2,195       2,220
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            340         368
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/16,
   Prerefunded 11/15/04 @ 102, MBIA            410         443
Cleveland Public Power Systems,
   Series A, 7.00%, 11/15/24,
   Prerefunded 11/15/04 @ 102, MBIA          1,985       2,147
Cuyahoga County Utility System,
   Medical Center Co. Project,
   Series B, 5.85%, 8/15/10,
   Callable 8/15/05 @ 102, MBIA AMT          1,500       1,635
Hamilton County Sewer Systems Revenue,
   Series A, 6.00%, 12/1/05, FGIC            1,080       1,182
Municipal Electric Generation Agency,
   0.00%, 2/15/29, AMBAC                     2,500         659

                                                        13,347


                                        Principal
Security Description                      Amount       Value

Utilities -- Water (8.6%):
Akron Waterworks Revenue,
   5.63%, 12/1/20,
   Callable 6/1/10 @ 100, AMBAC             $1,250    $  1,383
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/17,
   Callable 10/1/10 @ 100, AMBAC               420         465
Avon Lake Water System Revenue,
   Series A, 5.50%, 10/1/18,
   Callable 10/1/10 @ 100, AMBAC               445         491
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.00%, 8/1/10, AMBAC                      1,035       1,091
Clermont County Waterworks Revenue,
   Clermont County Sewer District,
   4.25%, 8/1/12, AMBAC                      2,000       2,090
Cleveland Waterworks,
   Series H, 5.75%, 1/1/21,
   Prerefunded 1/1/06 @ 102, MBIA              940       1,043
Cleveland Waterworks,
   Series J, 5.00%, 1/1/05                   1,000       1,044
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/24, MBIA                      1,000         338
Huber Heights Water Systems,
   Capital Appreciation,
   0.00%, 12/1/25, MBIA                      1,000         318
State Water Development Authority,
   Pollution Control Revenue,
   3.00%, 12/1/07                            6,075       6,294
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/15,
   Callable 12/1/12 @ 101, FSA                 365         394
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/16,
   Callable 12/1/12 @ 101, FSA                 645         693
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/17,
   Callable 12/1/12 @ 101, FSA                 680         724
Warren County Waterworks Revenue,
   Warren County Water District,
   5.00%, 12/1/18,
   Callable 12/1/12 @ 101, FSA                 710         750

                                                        17,118

Total Revenue Bonds                                     82,113

Total Municipal Bonds (Cost $176,126)                  186,510

              See notes to schedules of investments and notes to
                            financial statements.

Ohio Municipal Bond Fund                        October 31, 2003
(Amounts in Thousands, Except Shares)


Security Description                      Shares       Value

Investment Companies (2.7%)

Blackrock Ohio Money Market              3,000,000    $  3,000
Touchstone Ohio Money Market             2,330,747       2,331

Total Investment Companies (Cost $5,331)                 5,331

Total Investments (Cost $181,457) (a) -- 96.4%         191,841

Other assets in excess of liabilities -- 3.6%            7,219

NET ASSETS -- 100.0%                                  $199,060


Notes to Schedules of Investments

(a) Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 3% of net assets and is therefore considered substantially the same.

                                 Gross        Gross          Net
                              Unrealized   Unrealized    Unrealized
                             Appreciation  Depreciation  Appreciation

    National Municipal
      Bond Fund                $ 2,723      $ (35)       $ 2,688
    New York Municipal
      Bond Fund                  1,530         --          1,530
    Ohio Municipal
      Bond Fund                 10,521       (137)        10,384

(b) Segregated as collateral for securities purchased on a "when-issued" basis.

* Variable rate security. Rate presented represents rate in effect at October 31, 2003. Maturity date reflects actual maturity date.

AMBAC -- Insured by American Municipal Bond Assurance Corp.

AMT -- Alternative Minimum Tax

FGIC -- Financial Guaranty Insurance Co.

FHA -- Federal Home Association

FSA -- Insured by Financial Security Assurance

GNMA -- Insured by Government National Mortgage Association

GO -- General Obligation

LOC -- Letter of Credit

MBIA -- Municipal Bond Insurance Association

SCSDE -- South Carolina School District Enhancement

SPA -- Standby Purchase Agreement

              See notes to schedules of investments and notes to
                            financial statements.


                                         Statements of Assets and Liabilities
The Victory Portfolios                                       October 31, 2003
(Amounts in Thousands, Except Per Share Amounts)


                                                                               National         New York           Ohio
                                                                               Municipal        Municipal        Municipal
                                                                                 Bond             Bond             Bond
                                                                                 Fund             Fund             Fund

ASSETS:
Investments, at value (Cost $93,778; $16,925; $181,457)                        $96,466           $18,455          $191,841
Cash                                                                                50                50                50
Interest and dividends receivable                                                  832               207             2,953
Receivable from brokers for investments sold                                     2,002                --             7,776
Receivable from affiliates                                                          32                 5                 3
Prepaid expenses and other assets                                                    8                13                --

         Total Assets                                                           99,390            18,730           202,623

LIABILITIES:
Payable to brokers for investments purchased                                    16,445                --             3,374
Payable for capital shares redeemed                                                  2                --                --
Accrued expenses and other payables
     Investment advisory fees                                                       31                 6               101
     Administration fees                                                             1                --                 3
     Custodian fees                                                                  1                --                 4
     Accounting fees                                                                --                 1                --
     Transfer agent fees                                                             9                 3                15
     Shareholder service fees                                                        9                --                50
     Other                                                                           3                 2                16

         Total Liabilities                                                      16,501                12             3,563

NET ASSETS:
Capital                                                                         79,042            17,138           186,861
Accumulated undistributed net investment income                                     20                11                30
Net unrealized appreciation from investments                                     2,688             1,530            10,384
Accumulated net realized gains
   from investment transactions                                                  1,139                39             1,785

         Net Assets                                                            $82,889           $18,718          $199,060

Outstanding units of beneficial interest (shares) -- Class A Shares              7,516             1,442            16,458

Net asset value
     Redemption price per share -- Class A Shares                              $ 11.03           $ 12.98          $  12.10

Maximum sales charge -- Class A Shares                                            2.00%             2.00%             2.00%

Maximum offering price per share (100%/(100%-maximum sales charge)
   of net asset value adjusted to nearest cent) -- Class A Shares              $ 11.26           $ 13.24          $  12.35


                      See notes to financial statements.


                                                     Statements of Operations
The Victory Portfolios                    For the Year Ended October 31, 2003
(Amounts in Thousands)


                                                                           National         New York            Ohio
                                                                          Municipal         Municipal         Municipal
                                                                             Bond             Bond              Bond
                                                                             Fund             Fund              Fund

Investment Income:
Interest income                                                             $2,775           $  998            $8,671
Dividend income                                                                 56                5                70

     Total Income                                                            2,831            1,003             8,741

Expenses:
Investment advisory fees                                                       460              116             1,256
Administration fees                                                            102               26               255
Shareholder service fees -- Class A Shares                                     201               50               448
12b-1 fees -- Class G Shares                                                     8                3                74
Accounting fees                                                                 70               44                81
Custodian fees                                                                  25                8                48
Legal and audit fees                                                             7                3                20
Trustees' fees and expenses                                                      5                1                11
Transfer agent fees                                                             52               17                78
Registration and filing fees                                                    31               20                21
Printing fees                                                                    5                2                 9
Other                                                                            4                1                 9

     Total Expenses                                                            970              291             2,310

Expenses reduced by adviser                                                    (84)             (32)               --
Expenses reduced by administrator                                               --              (13)               --

     Expenses before reimbursement from administrator                          886              246             2,310
     Expenses reimbursed by administrator                                     (168)             (63)               --

     Net Expenses                                                              718              183             2,310

Net Investment Income                                                        2,113              820             6,431

Realized/unrealized gains from investments:
Net realized gains from investment transactions                              1,460               62             1,847
Change in unrealized appreciation/depreciation from investments                154              171                26

Net realized/unrealized gains from investments                               1,614              233             1,873

Change in net assets resulting from operations                              $3,727           $1,053            $8,304


                      See notes to financial statements.


The Victory Portfolios                    Statements of Changes in Net Assets
(Amounts in Thousands)


                                                     National Municipal          New York Municipal           Ohio Municipal
                                                          Bond Fund                   Bond Fund                  Bond Fund

                                                     Year          Year          Year          Year         Year          Year
                                                     Ended         Ended         Ended         Ended        Ended         Ended
                                                  October 31,   October 31,   October 31,   October 31,  October 31,   October 31,
                                                     2003          2002          2003          2002         2003          2002

From Investment Activities:
Operations:
     Net investment income                         $  2,113      $  1,959      $    820       $   853     $   6,431      $  6,882
     Net realized gains (losses) from
       investment transactions                        1,460         1,273            62           (61)        1,847         1,568
     Net change in unrealized appreciation/
       depreciation from investments                    154           687           171           358            26         1,007

Change in net assets resulting from operations        3,727         3,919         1,053         1,150         8,304         9,457

Distributions to Shareholders:
     From net investment income:
         Class A                                     (2,037)       (1,671)         (780)         (651)       (5,607)       (2,463)
         Class G                                        (67)         (295)          (26)         (184)         (764)       (4,312)
     From net realized gains from
       investment transactions                       (1,017)       (2,756)           --           (48)       (1,496)       (3,670)

Change in net assets from distributions
   to shareholders                                   (3,121)       (4,722)         (806)         (883)       (7,867)      (10,445)

Capital Transactions:
     Proceeds from shares issued                     45,615        58,194         7,120         6,668        28,618        46,559
     Proceeds from shares exchanged
       from Class G                                  19,548            --         4,634            --       137,846            --
     Dividends reinvested                             1,981         2,960           408           484         4,249         5,572
     Cost of shares redeemed                        (45,302)      (44,396)      (12,047)       (4,698)      (47,090)      (31,200)
     Cost of shares exchanged to Class A            (19,548)           --        (4,634)           --      (137,846)           --

Change in net assets from capital transactions        2,294        16,758        (4,519)        2,454       (14,223)       20,931

Change in net assets                                  2,900        15,955        (4,272)        2,721       (13,786)       19,943

Net Assets:
     Beginning of period                             79,989        64,034        22,990        20,269       212,846       192,903

     End of period                                 $ 82,889      $ 79,989      $ 18,718       $22,990     $ 199,060      $212,846

Share Transactions:
     Issued                                           4,166         5,422           548           526         2,363         3,930
     Issued in connection with
       exchange from Class G                          1,796            --           358            --        11,451            --
     Reinvested                                         181           276            32            39           352           471
     Redeemed                                        (4,131)       (4,123)         (929)         (374)       (3,904)       (2,638)
     Redeemed in connection with
       exchange to Class A                           (1,795)           --          (360)           --       (11,469)           --

Change in Shares                                        217         1,575          (351)          191        (1,207)        1,763

Accumulated undistributed
   net investment income                           $     20      $     17      $     11       $    19     $      30      $     33


                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          National Municipal Bond Fund

                                                                                 Class A Shares

                                                   Year             Year              Year             Year              Year
                                                  Ended             Ended            Ended            Ended              Ended
                                                October 31,      October 31,       October 31,      October 31,       October 31,
                                                   2003             2002              2001             2000              1999

Net Asset Value, Beginning of Period               $ 10.96          $ 11.19           $ 10.52          $ 10.17           $ 10.92

Investment Activities:
     Net investment income                            0.28             0.29              0.36             0.40              0.41
     Net realized and unrealized
       gain (loss) on investments                     0.21             0.25              0.87             0.40             (0.51)

         Total from Investment Activities             0.49             0.54              1.23             0.80             (0.10)

Distributions
     Net investment income                           (0.28)           (0.29)            (0.36)           (0.40)            (0.41)
     Net realized gains                              (0.14)           (0.48)            (0.20)           (0.05)            (0.24)

         Total Distributions                         (0.42)           (0.77)            (0.56)           (0.45)            (0.65)

Net Asset Value, End of Period                     $ 11.03          $ 10.96           $ 11.19          $ 10.52           $ 10.17

Total Return (excludes sales charge)                  4.54%            5.10%            12.09%            8.07%            (0.99)%

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $82,889          $65,976           $55,279          $36,516           $37,579
Ratio of expenses to
   average net assets                                 0.85%            0.88%             1.05%            1.04%             0.86%
Ratio of net investment income
   to average net assets                              2.54%            2.70%             3.28%            3.93%             3.80%
Ratio of expenses to
   average net assets<F1>                             1.16%            1.18%             1.21%            1.33%             1.24%
Ratio of net investment income
   to average net assets<F1>                          2.23%            2.40%             3.12%            3.64%             3.42%
Portfolio turnover                                     173%             330%              472%             270%              127%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                          New York Municipal Bond Fund

                                                                                 Class A Shares

                                                     Year             Year           Year             Year            Year
                                                    Ended             Ended         Ended            Ended            Ended
                                                  October 31,      October 31,    October 31,      October 31,     October 31,
                                                     2003             2002           2001             2000            1999

Net Asset Value, Beginning of Period               $ 12.84          $ 12.66        $ 12.17          $ 11.99         $ 12.80

Investment Activities:
     Net investment income                            0.51             0.51           0.59             0.61            0.61
     Net realized and unrealized
       gain (loss) on investments                     0.14             0.20           0.48             0.19           (0.81)

         Total from Investment Activities             0.65             0.71           1.07             0.80           (0.20)

Distributions
     Net investment income                           (0.51)           (0.50)         (0.58)           (0.62)          (0.61)
     Net realized gains                                 --            (0.03)            --               --              --

         Total Distributions                         (0.51)           (0.53)         (0.58)           (0.62)          (0.61)

Net Asset Value, End of Period                     $ 12.98          $ 12.84        $ 12.66          $ 12.17         $ 11.99

Total Return (excludes sales charge)                  5.12%            5.80%          8.98%            7.00%          (1.74)%

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $18,718          $17,314        $15,458          $14,082         $14,084
Ratio of expenses to
   average net assets                                 0.85%            0.88%          1.05%            0.98%           0.95%
Ratio of net investment income
   to average net assets                              3.91%            4.07%          4.80%            5.08%           4.82%
Ratio of expenses to
   average net assets<F1>                             1.37%            1.42%          1.49%            1.60%           1.42%
Ratio of net investment income
   to average net assets<F1>                          3.39%            3.53%          4.36%            4.46%           4.35%
Portfolio turnover                                       0%              23%            45%              26%             28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.



                      See notes to financial statements.


The Victory Portfolios                                   Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                         Ohio Municipal Bond Fund

                                                                              Class A Shares

                                                 Year              Year           Year             Year            Year
                                                Ended              Ended         Ended            Ended            Ended
                                              October 31,       October 31,    October 31,      October 31,     October 31,
                                                 2003              2002           2001             2000            1999

Net Asset Value, Beginning of Period            $  12.06          $ 12.14        $ 11.45          $ 11.11         $ 12.04

Investment Activities:
     Net investment income                          0.37             0.41           0.50             0.51            0.49
     Net realized and unrealized
       gain (loss) on investments                   0.12             0.14           0.69             0.34           (0.75)

         Total from Investment Activities           0.49             0.55           1.19             0.85           (0.26)

Distributions
     Net investment income                         (0.37)           (0.40)         (0.50)           (0.51)          (0.49)
     Net realized gains                            (0.08)           (0.23)            --               --           (0.10)
     In excess of net realized gains                  --               --             --               --           (0.08)

         Total Distributions                       (0.45)           (0.63)         (0.50)           (0.51)          (0.67)

Net Asset Value, End of Period                  $  12.10          $ 12.06        $ 12.14          $ 11.45         $ 11.11

Total Return (excludes sales charge)                4.16%            4.77%         10.55%            7.84%          (2.29)%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $199,060          $74,453        $74,705          $64,414         $74,984
Ratio of expenses to
   average net assets                               1.10%            1.11%          1.03%            0.94%           0.92%
Ratio of net investment income
   to average net assets                            3.08%            3.47%          4.15%            4.52%           4.20%
Ratio of expenses to
   average net assets<F1>                           <F2>             <F2>           1.11%            1.15%           1.14%
Ratio of net investment income
   to average net assets<F1>                        <F2>             <F2>           4.07%            4.31%           3.98%
Portfolio turnover                                    62%              83%            96%              69%            112%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.



                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Portfolios                                       October 31, 2003


1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) and a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust currently offers shares of 22 active funds. The accompanying financial statements are those of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund (collectively, the "Funds").

     The Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund, and the Ohio Municipal Bond Fund are authorized to issue one class of shares: Class A Shares. The Stock Index Fund is authorized to issue two classes of shares: Class A Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). The Value Fund, Diversified Stock Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Real Estate Fund, and the Fund for Income are authorized to issue three classes of shares: Class A Shares, Class C Shares and Class R Shares (known as the Class G Shares prior to January 1, 2003). Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Value Fund and the Special Value Fund seek to provide long-term growth of capital and dividend income. The Diversified Stock Fund and the Growth Fund seek to provide long term growth of capital. The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The Small Company Opportunity Fund seeks to provide capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Real Estate Fund seeks to provide total return through investments in real estate-related securities. The Intermediate Income Fund seeks to provide a high level of income. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The New York Municipal Bond Fund seeks to provide a high level of current income exempt from federal, New York State, and New York City income taxes, consistent with the preservation of shareholders' capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.


2.   Reorganizations:

     On December 2, 2002, the Board of Trustees of the Trust approved the conversion and transfer of all the assets and liabilities represented by Class B Shares into additional Class A Shares for the Diversified Stock Fund. This transfer was completed on December 13, 2002. The Board of Trustees also approved the redesignation of the Class G Shares as Class R Shares for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Real Estate Fund and the Fund for Income. This redesignation was effective January 1, 2003. Additionally, the Board of Trustees of the Trust also approved the conversion and transfer of all the assets and liabilities represented by Class G Shares into Class A Shares for the Convertible Fund, Intermediate Income Fund, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund. This transfer was completed on January 17, 2003.


3.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees.

                                  Continued

The Victory Portfolios                                       October 31, 2003


     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     Each Fund may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller under a repurchase agreement is required to maintain the collateral held pursuant to the agreement valued at not less than the repurchase price (including accrued interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee. The Gradison Government Reserves Fund does not participate in the Line of Credit and does not pay a pro-rata portion of the commitment fee.

     Futures Contracts:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Small Company Opportunity Fund, and the Balanced Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

     Securities Purchased on a When-Issued Basis:

     All Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable for investments purchased on the accompanying statements of assets and liabilities. As of October 31, 2003, the Funds had outstanding "when-issued" purchase commitments with corresponding assets segregated, as follows (amounts in thousands):

     Convertible Fund                                              $   464
     National Municipal Bond Fund                                   16,445
     Ohio Municipal Bond Fund                                        3,374

                                  Continued

The Victory Portfolios                                       October 31, 2003


     Securities Lending:

     The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund and the Intermediate Income Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which they received a fee. Under guidelines established by the Board of Trustees, the Fund must maintain loan collateral with KeyBank at all times in an amount equal to at least 102% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. The following Funds loaned securities and held collateral with the following market values as of October 31, 2003 (amounts in thousands):


                                                                                       Average Loan     Income Received by
                                                 Market Value        Market Value       Outstanding        KeyBank from
                                             of Loaned Securities    of Collateral    During the Year   Securities Lending

     Value Fund                                   $ 49,964             $ 51,008          $ 60,249              $ 29
     Diversified Stock Fund                        317,149              328,024           251,890               125
     Stock Index Fund                                   --                   --            22,770                 7
     Growth Fund                                    59,744               60,592            70,997                34
     Established Value Fund                         61,120               61,903            52,268                27
     Special Value Fund                             45,396               46,061            45,085                24
     Small Company Opportunity Fund                 20,986               21,174            22,727                22
     Balanced Fund                                  27,632               28,027            39,814                21
     Intermediate Income Fund                       65,261               66,684            71,657                51


     As of October 31, 2003, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements and unaffiliated money market funds.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Convertible Fund and the Real Estate Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and the Ohio Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     Other:

     Expenses that are directly related to one Fund are charged directly to that Fund. Other operating expenses of the Trust are prorated to each Fund on the basis of relative net assets or other appropriate basis. Fees paid under a Fund's shareholder servicing or distribution plan, as well as transfer agency, printing and state registration fees, are borne by the specific class of shares to which they apply.

                                  Continued

The Victory Portfolios                                       October 31, 2003


4.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2003 were as follows (amounts in thousands):

                                                Purchases        Sales

     Value Fund                                 $231,427        $364,089
     Diversified Stock Fund                      981,304         998,183
     Stock Index Fund                             15,703         249,184
     Growth Fund                                 109,734         104,382
     Established Value Fund                      115,162         146,461
     Special Value Fund                          159,350         201,526
     Small Company Opportunity Fund               53,341          67,482
     Balanced Fund                               185,174         357,178
     Convertible Fund                             62,185          40,092
     Real Estate Fund                             24,663          26,374
     Intermediate Income Fund                    533,403         628,365
     Fund for Income                             331,077         330,782
     National Municipal Bond Fund                136,340         133,373
     New York Municipal Bond Fund                     --           4,004
     Ohio Municipal Bond Fund                    120,206         125,984


5.   Related Party Transactions:

     Investment advisory services are provided to all the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyBank National Association, serving as custodian for all of the Funds, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to reimbursement of actual out-of-pocket expenses incurred.

     Under the terms of the Investment Advisory Agreement, the investment advisory fees of the Value Fund, Growth Fund and Special Value Fund are computed at the annual rate of 0.75% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Diversified Stock Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $800 million and 0.60% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Stock Index Fund are computed at the annual rate of 0.50% of the Fund's average daily net assets up to $400 million, 0.45% of the Fund's average daily net assets between $400 million and $800 million, and 0.40% of the Fund's average daily net assets greater than $800 million; the investment advisory fees of the Established Value Fund and the Small Company Opportunity Fund are computed at the annual rate of 0.65% of the Fund's average daily net assets up to $100 million, 0.55% of the Fund's average daily net assets between $100 million and $200 million, and 0.45% of the Fund's average daily net assets greater than $200 million; the investment advisory fees of the Balanced Fund are computed at the annual rate of 0.70% of the Fund's average daily net assets up to $400 million, 0.65% of the Fund's average daily net assets between $400 million and $800 million, and 0.60% of the Fund's average daily net assets greater than $800 million.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS"), serves as the administrator to the Trust. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Trust for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership (the "Distributor"), a wholly owned subsidiary of BISYS, serves as distributor for the shares of the Trust.

                                  Continued

The Victory Portfolios                                       October 31, 2003


     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly service fee, at an annual rate of up to 0.50% of the average daily net assets of the Class R shares of the Funds, except for Stock Index and Fund for Income, and 1.00% of the average daily net assets of the Class C Shares of the Funds. The Distributor may also receive a monthly service fee at an annual rate of up to 0.25% of the average daily net assets of the Class R Shares of Fund for Income. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Distributor or financial institutions (directly or through the Distributors) may receive from Class A shares of each Fund, except the Stock Index Fund, and from Class R Shares of the Stock Index Fund, pursuant to a Shareholder Servicing Plan, a fee of up to 0.25% of the average daily net assets of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser.

     In addition, the Distributor is entitled to receive commissions on sales of Class A Shares and redemptions of Class C Shares of the Funds. For the year ended October 31, 2003, the Distributor received approximately $1,678 from commissions earned on sales of Class A Shares and redemptions of Class C Shares of the Funds, a portion of which the Distributor reallowed to dealers of the Funds' shares including approximately $581 to affiliates of the Funds (amounts in thousands).

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various Victory Funds until distribution in accordance with the Plan.

                                  Continued

The Victory Portfolios                                       October 31, 2003


6.   Capital Share Transactions:

     Capital share transactions for those Funds with multiple share classes were as follows (amounts in thousands):



                                    Value Fund        Diversified Stock Fund        Stock Index Fund           Growth Fund

                               Year          Year        Year        Year          Year        Year          Year        Year
                               Ended         Ended       Ended       Ended         Ended       Ended         Ended       Ended
                             October 31,   October 31, October 31, October 31,   October 31, October 31,   October 31, October 31,
                                2003         2002        2003        2002          2003        2002          2003        2002

Capital Transactions:
Class A Shares:
Proceeds from
  shares issued              $  44,963     $  78,985   $ 448,833   $ 363,567     $  30,971   $  50,456   $ 74,004     $ 55,212
Proceeds from
  shares exchanged
  from Class B                      --            --      37,579          --            --          --         --           --
Dividends reinvested             1,950        43,639       4,957      28,889         1,169      45,178        414        1,711
Cost of shares redeemed       (173,811)     (136,123)   (447,488)   (253,038)     (293,808)   (155,283)   (73,220)     (81,907)

Total                        $(126,898)    $ (13,499)  $  43,881   $ 139,418     $(261,668)  $ (59,649)  $  1,198     $(24,984)

Class B Shares:
Proceeds from shares issued  $      --     $      --   $      --   $      51     $      --   $      --   $     --     $     --
Dividends reinvested                --            --          --       1,652            --          --         --           --
Cost of shares redeemed             --            --        (649)     (8,766)           --          --         --           --
Cost of shares exchanged
  to Class A                        --            --     (37,579)         --            --          --         --           --

Total                        $      --     $      --   $ (38,228)  $  (7,063)    $      --   $      --   $     --     $     --

Class C Shares:
Proceeds from shares issued  $      89     $      --   $   8,592   $   2,572     $      --   $      --   $     24     $     --
Dividends reinvested                --<F1>        --           7           1            --          --         --<F1>       --
Cost of shares redeemed             --            --      (1,260)        (37)           --          --         --           --

Total                        $      89     $      --   $   7,339   $   2,536     $      --   $      --   $     24     $     --

Class R Shares:
Proceeds from
  shares issued              $   2,361     $  16,609   $  33,802   $ 101,795     $   3,955   $   5,780   $  1,204     $  3,937
Dividends reinvested                67           533         571       4,132           178       2,217          6           31
Cost of shares redeemed         (5,402)       (7,907)    (30,021)    (44,692)       (5,824)     (7,970)    (2,739)      (2,462)

Total                        $  (2,974)    $   9,235   $   4,352   $  61,235     $  (1,691)  $      27   $ (1,529)    $  1,506

Share Transactions:
Class A Shares:
Issued                           4,531         6,998      36,221      27,177         2,284       3,188      5,058        3,335
Issued in connection
  with exchange
  from Class B                      --            --       3,340          --            --          --         --           --
Reinvested                         196         3,513         425       2,065            88       2,693         29           94
Redeemed                       (17,891)      (12,318)    (39,015)    (20,648)      (22,419)    (10,601)    (5,086)      (5,001)

Total                          (13,164)       (1,807)        971       8,594       (20,047)     (4,720)         1       (1,572)

Class B Shares:
Issued                              --            --          --           3            --          --         --           --
Reinvested                          --            --          --         122            --          --         --           --
Redeemed                            --            --         (61)       (754)           --          --         --           --
Redeemed in
  connection with
  exchange to
  Class A                           --            --      (3,556)         --            --          --         --           --

Total                               --            --      (3,617)       (629)           --          --         --           --

Class C Shares:
Issued                               8            --         711         205            --          --          2           --
Reinvested                          --<F1>        --           1          --<F1>        --          --         --<F1>       --
Redeemed                            --            --        (103)         (4)           --          --         --           --

Total                                8            --         609         201            --          --          2           --

Class R Shares:
Issued                             242         1,515       2,861       7,606           289         374         82          229
Reinvested                           7            43          49         291            13         132          1            2
Redeemed                          (542)         (825)     (2,573)     (3,708)         (422)       (521)      (191)        (153)

Total                             (293)          733         337       4,189          (120)        (15)      (108)          78


<F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                       October 31, 2003



                                         Established                     Special                    Small Company
                                         Value Fund                    Value Fund                 Opportunity Fund

                                     Year          Year           Year           Year           Year           Year
                                     Ended         Ended          Ended          Ended          Ended          Ended
                                  October 31,   October 31,    October 31,    October 31,    October 31,    October 31,
                                     2003          2002           2003           2002           2003           2002

Capital Transactions:
Class A Shares:
Proceeds from shares issued        $ 14,702       $ 29,071     $ 112,649      $ 217,702       $ 14,632     $  45,795
Dividends reinvested                     98          6,953           523         18,450             30         1,815
Cost of shares redeemed             (33,436)       (22,787)     (167,389)      (204,377)       (24,582)      (35,191)

Total                              $(18,636)      $ 13,237     $ (54,217)     $  31,775       $ (9,920)    $  12,419

Class C Shares:
Proceeds from shares issued        $    175       $     --     $     294      $      --       $     86     $      --
Dividends reinvested                     --<F1>         --            --<F1>         --             --<F1>        --
Cost of shares redeemed                  --             --            (9)            --             --            --

Total                              $    175       $     --     $     285      $      --       $     86     $      --

Class R Shares:
Proceeds from shares issued        $ 11,705       $ 34,782     $     838      $   1,611       $  8,352     $  95,994
Dividends reinvested                    738         56,460             2             73             62         6,676
Cost of shares redeemed             (31,740)       (88,028)         (811)          (465)       (11,265)     (107,554)

Total                              $(19,297)      $  3,214     $      29      $   1,219       $ (2,851)    $  (4,884)

Share Transactions:
Class A Shares:
Issued                                  677          1,188         9,415         17,138            651         1,977
Reinvested                                4            307            43          1,508              1            84
Redeemed                             (1,552)          (975)      (14,051)       (16,306)        (1,110)       (1,560)

Total                                  (871)           520        (4,593)         2,340           (458)          501

Class C Shares:
Issued                                    7             --            23             --              4            --
Reinvested                               --<F1>         --            --<F1>         --             --<F1>        --
Redeemed                                 --             --            (1)            --             --            --

Total                                     7             --            22             --              4            --

Class R Shares:
Issued                                  522          1,426            68            126            372         4,243
Reinvested                               34          2,499            --<F1>          6              3           311
Redeemed                             (1,408)        (3,570)          (68)           (39)          (505)       (4,750)

Total                                  (852)           355            --             93           (130)         (196)


<F1> Rounds to less than 1,000.



                                  Continued

The Victory Portfolios                                       October 31, 2003



                                            Balanced Fund               Convertible Fund              Real Estate Fund

                                        Year           Year           Year           Year           Year          Year
                                        Ended          Ended          Ended          Ended          Ended         Ended
                                     October 31,    October 31,    October 31,    October 31,    October 31,   October 31,
                                        2003           2002           2003           2002           2003          2002

Capital Transactions:
Class A Shares:
Proceeds from shares issued          $  36,629      $  48,734      $ 51,930       $ 17,642       $ 23,683      $ 20,798
Proceeds from shares
  exchanged from Class G                    --             --         1,777             --             --            --
Dividends reinvested                     3,202         27,613         1,114          1,468            213           259
Cost of shares redeemed               (213,411)      (106,856)      (27,933)       (27,437)       (26,108)      (12,947)

Total                                $(173,580)     $ (30,509)     $ 26,888       $ (8,327)      $ (2,212)     $  8,110

Class C Shares:
Proceeds from shares issued          $      50      $      --      $     --       $     --       $     74      $    270
Dividends reinvested                        --<F1>         --            --             --              2            --<F1>
Cost of shares redeemed                     (2)            --            --             --            (18)           (1)

Total                                $      48      $      --      $     --       $     --       $     58      $    269

Class G Shares:
Proceeds from shares issued          $      --      $      --      $    221       $  1,061       $     --      $     --
Dividends reinvested                        --             --            10             37             --            --
Cost of shares redeemed                     --             --           (49)        (1,767)            --            --
Cost of shares
  exchanged to Class A                      --             --        (1,777)            --             --            --

Total                                $      --      $      --      $ (1,595)      $   (669)      $     --      $     --

Class R Shares:
Proceeds from shares issued          $   2,093      $   2,963      $     --       $     --       $  1,021      $  4,099
Dividends reinvested                        67            185            --             --            156            65
Cost of shares redeemed                 (1,562)        (1,309)           --             --           (617)         (475)

Total                                $     598      $   1,839      $     --       $     --       $    560      $  3,689

Share Transactions:
Class A Shares:
Issued                                   3,517          4,136         4,782          1,596          1,837         1,612
Issued in connection with
  exchange from Class G                     --             --           168             --             --            --
Reinvested                                 303          2,344           104            135             17            20
Redeemed                               (20,388)        (9,280)       (2,614)        (2,548)        (2,056)       (1,013)

Total                                  (16,568)        (2,800)        2,440           (817)          (202)          619

Class C Shares:
Issued                                       4             --            --             --              6            20
Reinvested                                  --<F1>         --            --             --             --            --<F1>
Redeemed                                    --             --            --             --             (1)           --<F1>

Total                                        4             --            --             --              5            20

Class G Shares:
Issued                                      --             --            21             94             --            --
Reinvested                                  --             --             1              3             --            --
Cost of shares redeemed                     --             --            (4)          (155)            --            --
Cost of shares
  exchanged to Class A                      --             --          (168)            --             --            --

Total                                       --             --          (150)           (58)            --            --

Class R Shares:
Issued                                     197            263            --             --             80           317
Reinvested                                   6             16            --             --             12             5
Redeemed                                  (147)          (120)           --             --            (46)          (38)

Total                                       56            159            --             --             46           284


<F1> Rounds to less than 1,000.



                                   Continued


Notes to Financial Statements--continued
The Victory Portfolios                                       October 31, 2003


                                                              Intermediate                   Fund for
                                                               Income Fund                    Income

                                                           Year           Year          Year            Year
                                                           Ended          Ended         Ended           Ended
                                                        October 31,    October 31,   October 31,     October 31,
                                                           2003           2002          2003            2002

Capital Transactions:
Class A Shares:
Proceeds from shares issued                             $  60,881      $ 126,373     $ 151,497       $126,084
Proceeds from shares exchanged
  from Class G                                              3,448             --            --             --
Dividends reinvested                                        6,431          9,794         4,768          7,352
Cost of shares redeemed                                  (176,931)      (134,137)     (169,121)       (85,098)

Total                                                   $(106,171)     $   2,030     $ (12,856)      $ 48,338

Class C Shares:
Proceeds from shares issued                             $      --      $      --     $  32,326       $  1,208
Dividends reinvested                                           --             --           417              7
Cost of shares redeemed                                        --             --        (3,085)           (62)

Total                                                   $      --      $      --     $  29,658       $  1,153

Class G Shares:
Proceeds from shares issued                             $     859      $   4,584     $      --       $     --
Dividends reinvested                                           21             85            --             --
Cost of shares redeemed                                      (341)        (3,699)           --             --
Cost of shares exchanged to Class A                        (3,448)            --            --             --

Total                                                   $  (2,909)     $     970     $      --       $     --

Class R Shares:
Proceeds from shares issued                             $      --      $      --     $  93,105       $186,565
Dividends reinvested                                           --             --        14,222         12,364
Cost of shares redeemed                                        --             --      (142,654)       (96,963)

Total                                                   $      --      $      --     $ (35,327)      $101,966

Share Transactions:
Class A Shares:
Issued                                                      6,053         12,878        11,391          9,498
Issued in connection with
  exchange from Class G                                       344             --            --             --
Reinvested                                                    642          1,001           361            556
Redeemed                                                  (17,618)       (13,658)      (12,714)        (6,410)

Total                                                     (10,579)           221          (962)         3,644

Class C Shares:
Issued                                                         --             --         2,439             91
Reinvested                                                     --             --            32             --<F1>
Redeemed                                                       --             --          (236)            (5)

Total                                                          --             --         2,235             86

Class G Shares:
Issued                                                         87            468            --             --
Reinvested                                                      2              9            --             --
Cost of shares redeemed                                       (35)          (380)           --             --
Cost of shares exchanged to Class A                          (345)            --            --             --

Total                                                        (291)            97            --             --

Class R Shares:
Issued                                                         --             --         6,989         14,023
Reinvested                                                     --             --         1,075            934
Redeemed                                                       --             --       (10,779)        (7,335)

Total                                                          --             --        (2,715)         7,622


<F1> Rounds to less than 1,000.



                                  Continued


                                     Notes to Financial Statements--continued
The Victory Portfolios                                       October 31, 2003


                                            National Municipal            New York Municipal             Ohio Municipal
                                                 Bond Fund                     Bond Fund                    Bond Fund

                                            Year          Year            Year          Year          Year           Year
                                            Ended         Ended           Ended         Ended         Ended          Ended
                                         October 31,   October 31,     October 31,   October 31,   October 31,    October 31,
                                            2003          2002            2003          2002          2003           2002

Capital Transactions:
Class A Shares:
Proceeds from shares issued               $ 39,277       $ 48,749      $  6,963        $ 4,409     $  24,396       $ 12,354
Proceeds from shares
  exchanged from Class G                    19,548             --         4,634             --       137,846             --
Dividends reinvested                         1,776          2,474           386            311         2,961            818
Cost of shares redeemed                    (44,395)       (39,767)      (10,793)        (3,077)      (41,291)       (12,861)

Total                                     $ 16,206       $ 11,456      $  1,190        $ 1,643     $ 123,912       $    311

Class G Shares:
Proceeds from shares issued               $  6,338       $  9,445          $157        $ 2,259        $4,222       $ 34,205
Dividends reinvested                           205            486            22            173         1,288          4,754
Cost of shares redeemed                       (907)        (4,629)       (1,254)        (1,621)       (5,799)       (18,339)
Cost of shares exchanged
  to Class A                               (19,548)            --        (4,634)            --      (137,846)            --

Total                                     $(13,912)      $  5,302      $ (5,709)       $   811     $(138,135)      $ 20,620

Share Transactions:
Class A Shares:
Issued                                       3,585          4,548           536            347         2,010          1,041
Issued in connection with
  exchange from Class G                      1,796             --           358             --        11,451             --
Reinvested                                     162            231            30             25           244             69
Redeemed                                    (4,048)        (3,700)         (831)          (243)       (3,420)        (1,090)

Total                                        1,495          1,079            93            129        10,285             20

Class G Shares:
Issued                                         581            874            12            179           353          2,889
Reinvested                                      19             45             2             14           108            402
Redeemed                                       (83)          (423)          (98)          (131)         (484)        (1,548)
Redeemed in connection with
  exchange to Class A                       (1,795)            --          (360)            --       (11,469)            --

Total                                       (1,278)           496          (444)            62       (11,492)         1,743



7.   Concentration of Credit Risk:

     The New York Municipal Bond Fund and Ohio Municipal Bond Fund invest primarily in municipal debt obligations issued by the respective states and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within those states than are other types of funds which are not geographically concentrated to the same extent.

                                  Continued

The Victory Portfolios                                       October 31, 2003


8.   Federal Income Tax Information:

     The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows (amounts in thousands):



                                              Distributions Paid From

                                                                 Net            Total           Total
                                              Ordinary        Long-Term        Taxable       Tax-Exempt     Distributions
                                               Income       Capital Gains   Distributions   Distributions       Paid

     Value Fund                               $ 2,266           $  --         $ 2,266          $   --        $ 2,266
     Diversified Stock Fund                     6,709              --           6,709              --          6,709
     Stock Index Fund                           1,693              --           1,693              --          1,693
     Growth Fund                                  457              --             457              --            457
     Established Value Fund                       899              --             899              --            899
     Special Value Fund                           646              --             646              --            646
     Small Company Opportunity Fund                --             115             115              --            115
     Balanced Fund                              3,751              --           3,751              --          3,751
     Convertible Fund                           2,158              --           2,158              --          2,158
     Real Estate Fund                           1,158              --           1,158              --          1,158
     Intermediate Income Fund                  10,500              --          10,500              --         10,500
     Fund for Income                           30,847              --          30,847              --         30,847
     National Municipal Bond Fund               1,017              --           1,017           2,104          3,121
     New York Municipal Bond Fund                  --              --              --             806            806
     Ohio Municipal Bond Fund                     599             911           1,510           6,357          7,867


     Special Value Fund, Small Company Opportunity Fund and Ohio Municipal Bond Fund designate for federal income tax purposes long-term capital gains distributions of $2,262, $971 and $949, respectively (amounts in thousands). The differences between the designated amounts and the amounts distributed above are due to utilization of earnings and profits distributed to shareholders upon redemption of shares.

     As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):



                                                                                 Accumulated                     Total
                         Undistributed Undistributed Undistributed                Capital     Unrealized       Accumulated
                          Tax Exempt     Ordinary      Long-Term   Distributions and Other   Appreciation/     Earnings/
                            Income        Income     Capital Gains    Payable      Losses   (Depreciation)<F1> (Deficit)

Value Fund                   $--           $300         $    --        $--       $ (69,442)   $ 38,366         $(30,776)
Diversified Stock Fund        --            809              --         --        (161,692)    110,305          (50,578)
Stock Index Fund              --            106              --         --         (71,278)     32,647          (38,525)
Growth Fund                   --             77              --         --         (72,722)     35,464          (37,181)
Established Value Fund        --             --          25,368         --              --      93,329          118,697
Special Value Fund            --            174              --         --            (578)     35,044           34,640
Small Company
  Opportunity Fund            --             --           6,829         --              --      29,603           36,432
Balanced Fund                 --             71              --         --         (28,864)     12,736          (16,057)
Convertible Fund              --             44              --         --          (7,244)      3,869           (3,331)
Real Estate Fund              --            201              --         --            (254)      4,640            4,587
Intermediate Income Fund      --             72              --         --          (8,960)      2,999           (5,889)
Fund for Income               --            243              --         --         (17,904)         75          (17,586)
National Municipal
  Bond Fund                   20            473             655         --              --       2,699            3,847
New York Municipal
  Bond Fund                   11             --              --         --              --       1,569            1,580
Ohio Municipal
  Bond Fund                   30             --           1,633         --              --      10,536           12,199



<F1> The differences between the book-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.



                                  Continued

The Victory Portfolios                                       October 31, 2003


     As of October 31, 2003, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (amounts in thousands):



                                                               Expiration Year

                              2004       2005     2006       2007       2008       2009       2010       2011       Total

Value Fund                    $ --       $--      $   --     $   --     $   --     $  --      $ 38,413   $31,029   $ 69,442
Diversified Stock Fund          --        --          --         --         --        --       140,228    21,464    161,692
Stock Index Fund                --        --          --         --         --        --        71,278        --     71,278
Growth Fund                     --        --          --         --         --        --        50,893    21,829     72,722
Established Value Fund          --        --          --         --         --        --            --        --         --
Special Value Fund              --        --          --         --         --        --           578        --        578
Small Company
  Opportunity Fund              --        --          --         --         --        --            --        --         --
Balanced Fund                   --        --          --         --         --        --        16,723    12,141     28,864
Convertible Fund                --        --          --         --         --       238         6,782       224      7,244
Real Estate Fund                --        --          --         --        254        --            --        --        254
Intermediate
  Income Fund                   --        --       1,477      4,271      1,915        --         1,297        --      8,960
Fund for Income                171        --       2,523      2,882      3,017       691         8,620        --     17,904
National Municipal
  Bond Fund                     --        --          --         --         --        --            --        --         --
New York Municipal
  Bond Fund                     --        --          --         --         --        --            --        --         --
Ohio Municipal
  Bond Fund                     --        --          --         --         --        --            --        --         --


     For the period ended October 31, 2003, the following Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of (unaudited):

     (Amounts in thousands)                                         Amount

     Value Fund                                                   $ 3,878
     Diversified Stock Fund                                        14,962
     Stock Index Fund                                               1,442
     Growth Fund                                                    3,395
     Established Value Fund                                         3,519
     Special Value Fund                                             3,175
     Small Company Opportunity Fund                                 1,710
     Balanced Fund                                                  1,660
     Convertible Fund                                               1,419
     Real Estate Fund                                                  --
     Intermediate Income Fund                                          --
     Fund for Income                                                   --
     National Municipal Bond Fund                                      --
     New York Municipal Bond Fund                                      --
     Ohio Municipal Bond Fund                                          --

     Dividends qualifying for corporate dividends received deduction of (unaudited):

     (Amounts in thousands)                                        Amount

     Value Fund                                                   $ 5,235
     Diversified Stock Fund                                        18,948
     Stock Index Fund                                               2,407
     Growth Fund                                                    4,096
     Established Value Fund                                         4,576
     Special Value Fund                                             3,737
     Small Company Opportunity Fund                                 2,014
     Balanced Fund                                                  2,337
     Convertible Fund                                               1,670
     Real Estate Fund                                                  --
     Intermediate Fund                                                 --
     Fund for Income                                                   --
     National Municipal Bond Fund                                      --
     New York Municipal Bond Fund                                      --
     Ohio Municipal Bond Fund                                          --

                     REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Trustees of
   The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Balanced Fund, Convertible Fund, Real Estate Fund, Intermediate Income Fund, Fund for Income, National Municipal Bond Fund, New York Municipal Bond Fund and Ohio Municipal Bond Fund, fifteen of the portfolios of The Victory Portfolios (hereafter referred to as the "Funds"), at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The Established Value Fund and Small Company Opportunity Fund's financial highlights for the periods ended March 31, 1999 were audited by other auditors, whose report dated April 28, 1999 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Columbus, OH
December 15, 2003

              OTHER INFORMATION REGARDING TRUSTEES (UNAUDITED):

     Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Independent Trustees

Nigel D. T. Andrews, 56      Trustee            Retired (since 2001); Managing Director         22          Great Lakes Chemical
c/o The Victory Portfolios                      (2000-2001), Internet Capital Group                         Corporation
3435 Stelzer Road                               (venture capital); Executive Vice President,
Columbus, OH 43219                              (1993-2000), GE Capital (financial services).
8/02-Present


Frankie D. Hughes, 50        Trustee            Principal and Chief Investment Officer          22          None
c/o The Victory Portfolios                      (since 1993), Hughes Capital Management,
3435 Stelzer Road                               Inc. (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 53               Trustee            Executive Vice President and Chief              22          Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief Financial
3/02-Present                                    Officer, John D. & Catherine T. MacArthur
                                                Foundation (grant making) (June 1998-
                                                December 2002); Vice President and
                                                Treasurer (1990-1998), Dartmouth College.

Eugene J. McDonald, 71       Trustee            Principal and Chief Investment Officer,         22          Flag Funds Complex;
c/o The Victory Portfolios                      Quellos Private Capital Markets LLC                         (26 portfolios);
3435 Stelzer Road                               (private investment firm); Executive                        National Commerce
Columbus, OH 43219                              Vice President, Office of Investment                        Financial Corp.;
12/97-Present                                   Counsel, Duke University; President and                     Red Hat, Inc.; Incara
                                                CEO (1990-2000), Duke Management                            Pharmaceuticals
                                                Company.                                                    Corporation

Dr. Thomas F Morrissey, 70   Trustee            Professor, Weatherhead School of                22          None
c/o The Victory Portfolios                      Management, Case Western Reserve
3435 Stelzer Road                               University.
Columbus, OH 43219
11/94-Present

Karen F. Shepherd, 63        Trustee            Member (since 1996), Shepherd                   22          None
c/o The Victory Portfolios                      Properties, LC and Vincent Shepherd
3435 Stelzer Road                               Investments, LC (real estate investments);
Columbus, OH 43219                              U.S. Executive Director (1996-2002),
8/02-Present                                    European Bank for Reconstruction &
                                                Development; Director, Majority Council
                                                (since 2002), Emily's List (political action
                                                committee).

Frank A. Weil, 72            Trustee            Chairman (since 1984), Abacus &                 22          None
c/o The Victory Portfolios                      Associates, Inc. (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present


                                  Continued



                                                                                             Number of
                                                                                             Portfolios in
                                                                                             Fund Complex
Name, Age and Address,       Position(s) Held                                                Overseen       Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years     By Trustee     Held By Trustee

Leigh A. Wilson, 58          Trustee            Founder, Chairman and Chief Executive           22          Orbitex Life
c/o The Victory Portfolios                      Officer (since 1989), New Century Care,                     Sciences &
3435 Stelzer Road                               Inc. (formerly known as Glenleigh                           Biotechnology
Columbus, OH 43219                              International Limited) (merchant bank);                     Fund Inc.
11/94-Present                                   Chief Executive Officer (since 2001), The
                                                Kenning Institute (developer of health
                                                programs); Director (since 1981), Chimney
                                                Rock Vineyard and Chimney Rock Winery.

Interested Trustees<F1>

Roger Noall, 68              Chairman           Retired (since 2000), Executive                 22          Alleghany
c/o The Victory Portfolios   and Trustee        (1997-2000), Senior Executive Vice                          Corporation;
3435 Stelzer Road                               President and Chief Administrative                          Elite Information
Columbus, OH 43219                              Officer (1994-1996), Secretary (1995-                       Group, Inc.;
12/97-Present                                   1996), KeyCorp.                                             Inktomi Corporation


Donald E. Weston, 68         Trustee            Retired (since March 2000); Chairman            22          None
c/o The Victory Portfolios                      (1998-2000), Gradison McDonald
3435 Stelzer Road                               Investments, a division of McDonald
Columbus, OH 43219                              Investments, Inc.; Chairman (1991-1998),
3/00-Present                                    Gradison Division of McDonald & Company
                                                Securities, Inc. and Director, McDonald &
                                                Company Investments, Inc.


<F1> Mr. Noall and Mr. Weston are "interested persons" of the Trust by reason of their prior relationships with KeyCorp or its affiliates.



              OTHER INFORMATION REGARDING OFFICERS (UNAUDITED):

     The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:



Name, Age and Address               Position(s)
Time Served with the Trust          Held with the Trust             Principal Occupation During Past 5 Years

Jay G. Baris, 49                    Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP; Assistant
c/o The Victory Portfolios                                          Secretary of The Victory Variable Insurance Funds; Director,
3435 Stelzer Road                                                   First Investors Life Insurance Company.
Columbus, OH 43219
12/97-Present

Kathleen A. Dennis, 49              President                       Senior Managing Director, Victory Capital Management, Inc.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Lisa Hurley, 48                     Vice President                  Since May 1998, Senior Vice President and General Counsel
c/o The Victory Portfolios                                          of BISYS Fund Services; General Counsel of Moore Capital
3435 Stelzer Road                                                   Management, Inc. from May 1996 to May 1998; Senior Vice
Columbus, OH 43219                                                  President & General Counsel of Northstar Investment
2/00-Present                                                        Management Corporation form October 1993 to May 1996.

Cynthia Lee Lindsey, 45             Secretary                       Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                          from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                   Lending, Sales Development, Director of Client Services and
Columbus, OH 43219                                                  Director of Financial Administration and Business Planning.
12/02-Present

Irimga McKay, 43                    Assistant Secretary             Since November 1998, Senior Vice President, Client Services
c/o The Victory Portfolios                                          of BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219

Alaina Metz, 36                     Assistant Secretary             Since June 1995, Chief Administrative Office of BISYS Fund
c/o The Victory Portfolios                                          Services; Supervisor of Alliance Capital Management for
3435 Stelzer Road                                                   more than five years prior to joining BISYS.
Columbus, OH 43219
12/96-Present

Adam S. Ness, 31                    Treasurer                       Since May 2003, Vice President, Financial Services,
c/o The Victory Portfolios                                          BISYS Fund Services.
3435 Stelzer Road
Columbus, OH 43219
5/03-Present

William J. Tomko, 45                Assistant Treasurer             Group President, BISYS Investment Services; employee
c/o The Victory Portfolios                                          of BISYS Fund Services since 1986.
3435 Stelzer Road
Columbus, OH 43219
8/94-Present

Sue A. Walters, 53                  Assistant Vice President &      Director, Compliance Services (since September 1999) and
c/o The Victory Portfolios          Anti-Money Laundering           Senior Compliance Analyst (from July 1994 to September
3435 Stelzer Road                   Compliance Officer              1999), BISYS Fund Services.
Columbus, OH 43219
2/03-Present


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                                     127

                   This page is intentionally left blank.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

                                                               PRSRT STD
                                                             U.S. POSTAGE
                                                                 PAID
                                                            Cleveland, OH
                                                           Permit No. 1535


VictoryConnect.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

      o Detailed performance records
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Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, VictoryConnect.com has what you're looking for. Visit us anytime. We're always open.

Victory Funds
LOGO (R)

Visit our web site at:                       Call Victory at:
VictoryConnect.com                           800-539-FUND (800-539-3863)


                                                           1AR-VP-001  12/03

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 10 (a)(1).

Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

             (i) Has at least one audit committee financial expert serving on its audit committee; or

             (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

             (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-
                  2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Frank A. Weil and Dr. Thomas Morrissey. Mr. Weil and Dr. Morrissey are independent trustees.

Item 4. Principal Accountant Fees and Services.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.


Item 6.  [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.


Item 8.  [Reserved]

Item 9.  Controls and Procedures.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure
(i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Victory Portfolios

By (Signature and Title)*   /s/ Adam S. Ness
                            Adam S. Ness, Treasurer

Date   January 6, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/Kathleen A. Dennis
                            Kathleen A. Dennis, President

Date   January 6, 2004


By (Signature and Title)*   /s/Adam S. Ness
                            Adam S. Ness, Treasurer

Date   January 6, 2004


* Print the name and title of each signing officer under his or her signature.